UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: October 31, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund

Cornerstone Advisors Core Plus Bond Fund

Annual Report	October 31, 2017

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

TABLE OF CONTENTS
Management’s Discussion and Analysis of Fund Performance (unaudited)	1
Schedules of Investments	9

The Cornerstone Advisors Funds files their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-762-1442; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Global Public Equity Fund

The Cornerstone Advisors Global Public Equity Fund (the “Fund”) reached its five year anniversary on August 30, 2017. Since inception, the Fund has grown from $507 million in initial assets to $1.104 billion at fiscal year-end, October 31, 2017. The fund has performed within expectations for the time period and market conditions and is ahead of the MSCI All Country World Index (“ACWI”) (“Fund benchmark”) since inception with an annualized return of 12.33% to 11.06% as disclosed.

Fund performance was 25.56% for the fiscal year versus the Fund benchmark at 23.20%. The Global Opportunistic Module was the best performer at 29.65%. Style Specialists gained 27.49% for the year and Global Opportunistic Module improved 20.89%.

No sub-advisors were added or removed during the fiscal year.

Global Public Equity markets experienced one of the least volatile years in recent memory by several measures. ACWI was positive all twelve months of the year as synchronized growth, accommodative monetary policy, and the possibility for tax reform and infrastructure spending buoyed expectations. As we have noted in the past, our approach is designed to provide a broad level of exposure to global equities across varying regions, investment styles and market capitalizations. This results in the Fund participating in the economic growth of multiple regions, currencies, and economic sectors. While the Fund benchmark is a market capitalization weighted index designed to measure the equity market performance of 23 developed and 24 emerging markets, the Fund is agnostic to market capitalization weighting and is not bound to the 47 countries defined by the benchmark. Therefore, some level of deviation is expected. We look forward to sharing periodic updates on the Cornerstone Advisors Global Public Equity Fund with you in the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Annualized Inception to Date
Cornerstone Advisors Global Public Equity Fund	25.56%	9.24%	12.29%	12.33%
MSCI ACWI [3]	23.20%	7.92%	10.80%	11.06%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Global Public Equity Fund, versus the MSCI ACWI

1	For the year ended October 31, 2017. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance.

One year return and annualized inception to date return as of 09/30/2017 are 20.26% and 12.16%, respectively. Gross expense ratio for the Fund from the most recent prospectus is 0.95%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Income Opportunities Fund

The Cornerstone Advisors Income Opportunities Fund (the “Fund”) reached its five year anniversary on August 30, 2017. Since inception, the Fund has grown from $114 million in initial assets to $216 million at fiscal year-end, October 31, 2017. The Fund has performed within expectations for the time period and market conditions. Since inception annualized performance is 3.79%.

Fund performance was 7.28% for the fiscal year versus the Blended Index Benchmark (60%/40% blend of the MSCI All-Country World Index and Bloomberg Barclays U.S. Aggregate Index) at 13.81%. The Convertible Bonds Module was the best performer with a 17.19% return, followed by the Global High Yield Module (8.69%), the Emerging Markets Local Debt Module (5.57%) and Master Limited Partnership Income Module at (2.72%).

During the fiscal year, Allianz Global Investors was added as a sub-advisor for a Convertible Bond mandate. Previously, we gained exposure to Convertible Bonds via our holding of the AllianzGI Convertible Fund which is managed by the same team who sub-advise for the Fund.

The fiscal year was another year of strong performance for the Fund after a difficult fiscal year 2015. Investors continue to look for ways to try to enhance their income given the low rates available in traditional fixed income markets. This backdrop should continue to make Convertible Bonds, Global High Yield, Emerging Market Debt and Master Limited Partnerships of interest to those looking to supplement income from traditional fixed income assets like government bonds.

We look forward to sharing periodic updates on the Cornerstone Advisors Income Opportunities Fund with you in the coming year. Thank you for your continued confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Annualized Inception to Date
Cornerstone Advisors Income Opportunities Fund	7.28%	-0.73%	3.63%	3.79%
60/40 Hybrid of the following Indices:	13.81%	5.83%	7.34%	7.51%
MSCI ACWI [3]	23.20%	7.92%	10.80%	11.06%
Bloomberg Barclays U.S. Aggregate Index [4]	0.90%	2.40%	2.04%	2.08%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Income Opportunities Fund, versus a 60/40 Hybrid of the MSCI ACWI & Bloomberg Barclays US Aggregate, the MSCI ACWI, and the Bloomberg Barclays US Aggregate Index

1	For the year ended October 31, 2017. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices.

4	The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. International investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance. Investments in securities of MLPs involve risk that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP. MLP common units and other equity securities can be affected by economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

unanticipated poor performance of a particular issuer. MLP investments in the energy industry entail significant risk and volatility. The potential tax benefits from investing in MLPs depend on them being treated as partnerships for federal tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value.

One year return and annualized inception to date return as of 09/30/2017 are 6.44% and 4.07%, respectively. Gross expense ratio from the most recent prospectus is 0.96%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Public Alternatives Fund

The Cornerstone Advisors Public Alternatives Fund (the “Fund”) reached its five year anniversary on August 30, 2017. Since inception, the Fund has grown from $293 million in initial assets to $566 million at fiscal year-end, October 31, 2017. The Fund is performing within expectations given the low volatility, low yield environment with annualized performance since inception of 3.43%.

Fund performance was 4.78% of the fiscal year ending October 31, 2017 versus the Blended Index Benchmark (60%/40% blend of the MSCI All-Country World Index and Bloomberg Barclays U.S. Aggregate Index) at 13.81%. The Arbitrage Module outperformed the Global Marco Module 6.02% to 4.66%. As we have noted in the past, the Fund’s absolute performance has been benign, especially if compared against broad equity market indices. However, we are encouraged that performance has held up during periods of volatility experienced in 2015 and 2016. Additionally, the fund has outpaced similar hedge fund indices since inception with the HFRX Macro/CTA Index at an annualized return since Fund inception of -0.04% and the HFRX Absolute Return Index at 1.96% since Fund inception.

During the fiscal year no changes were made to the sub-advisors to the fund. We did terminate our holding of the Powershares S&P 500 Downside Hedged Portfolio and the AQR Multi-Strategy Alternative Fund. Proceeds from these sales were invested back into current holdings, as well as to initiate a new position in the AQR Long Short Equity Fund.

Changes to underlying mutual fund and sub-advisors will continue to occur periodically as the liquid alternatives market continues to evolve. We look forward to sharing periodic updates on the Cornerstone Advisors Public Alternatives Fund with you in the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Annualized Inception to Date
Cornerstone Advisors Public Alternatives Fund	4.78%	3.35%	3.61%	3.43%
60/40 Hybrid of the following Indices:	13.81%	5.83%	7.34%	7.51%
MSCI ACWI [3]	23.20%	7.92%	10.80%	11.06%
Bloomberg Barclays U.S. Aggregate Index [4]	0.90%	2.40%	2.04%	2.08%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Public Alternatives Fund, versus a 60/40 Hybrid of the MSCI ACWI & Bloomberg Barclays US Aggregate, the MSCI ACWI, and the Bloomberg Barclays US Aggregate Index

1	For the year ended October 31, 2017. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices.

4	The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. With short sales, you risk paying more for a security than you received from its sale. Short sale losses are potentially unlimited. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, arbitrage and leverage, which can increase volatility and decrease performance.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

One year return and annualized inception to date return as of 09/30/2017 are 3.13% and 3.14%, respectively. Gross expense ratio from the most recent prospectus is 2.21%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Real Assets Fund

The Cornerstone Advisors Real Assets Fund (the “Fund”) reached its five year anniversary on August 30, 2017. Since inception, the Fund has grown from $115 million in initial assets to $206 million at fiscal year-end, October 31, 2017. The fund has performed within expectations for the time period and market conditions that have been unfavorable for inflation sensitive assets. Since inception annualized performance is -2.39%.

Fund performance was 2.71% for the fiscal year versus the Blended Index Benchmark (60%/40% blend of the MSCI All-Country World Index and Bloomberg Barclays U.S. Aggregate Index) at 13.81%. The Commodities Module was the best performer with an 8.01% return, followed by Master Limited Partnership Total Return Module (0.67%) and Treasury Inflation Protected Securities Module at (-0.30%).

During the fiscal year there were no changes to the underlying sub-advisors to the fund.

After a strong rebound in energy prices in 2016, this past year has moderated those gains. Inflation expectations also remain firmly grounded and the U.S. dollar stable. This environment has proven difficult for sustained rallies in inflation sensitive assets. Given the growth prospects have gained momentum globally, we believe the Fund is positioned to capture any change in expectations that may not already be priced in to the markets.

We look forward to sharing periodic updates on the Cornerstone Advisors Real Assets Fund with you in the coming year. Thank you for your continued confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Annualized Inception to Date
Cornerstone Advisors Real Assets Fund	2.71%	-5.35%	-2.59%	-2.39%
60/40 Hybrid of the following Indices:	13.81%	5.83%	7.34%	7.51%
MSCI ACWI [3]	23.20%	7.92%	10.80%	11.06%
Bloomberg Barclays U.S. Aggregate Index [4]	0.90%	2.40%	2.04%	2.08%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Real Assets Fund, versus a 60/40 Hybrid of the MSCI ACWI & Bloomberg Barclays US Aggregate, the MSCI ACWI, and the Bloomberg Barclays US Aggregate Index

1	For the year ended October 31, 2017. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging market country indices.

4	The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance. Investments in securities of MLPs involve risk that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP. MLP common units and other equity securities can be affected by economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. MLP investments in the energy industry entail significant risk and volatility. Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. The value of an inflation protected security tends to decrease when real interest rates increase, and tends to increase when real interest rates decrease. The potential tax benefits from investing in MLPs depend on them being treated as partnerships for federal tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value.

One year return and annualized inception to date return as of 09/30/2017 are 0.91% and -2.48%, respectively. Gross expense ratio from the most recent prospectus is 0.92%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Core Plus Bond Fund

The Cornerstone Advisors Core Plus Bond Fund (the “Fund”) reached its one year anniversary on August 30, 2017. Since inception, the Fund has grown from $378 million in initial assets to $438 million at fiscal year-end, October 31, 2017. The Fund has performed within expectations for the time period and market conditions and is ahead of the Bloomberg Barclays U.S. Aggregate Bond Index (“Fund benchmark”) since inception with an annualized return of 2.10% to 0.07%.

Fund performance was positive 2.57% for the fiscal year ending October 31, 2017. This outpaced the Fund benchmark which returned 0.90%. Franklin Advisers was the best performing sub-advisor with a 6.87% return. Each of the other three sub-advisors (Loomis, Sayles & Company, Metropolitan West Asset Management and Prime Advisors) all outperformed the Fund benchmark for the fiscal year.

No sub-advisor changes were made during the fiscal year.

Global interest rate policy remains divergent with the U.S. Federal Reserve tightening the Federal Funds rate by 0.75% over the past fiscal year. Meanwhile, the European Central Bank and Bank of Japan remain accommodative. And while the front end of the U.S. yield curve has responded to these actions (2-Year Treasury Yield rose 0.74% over the fiscal year), the back end of the U.S. yield curve has experienced a more muted rise (30-Year Treasury Yield rose 0.30% over the fiscal year).

We are very pleased with the performance of this relatively new fund and look forward to providing you with additional information as time passes. Thank you for your continued trust and confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Annualized Inception to Date
Cornerstone Advisors Core Plus Bond Fund	2.57%	2.10%
Bloomberg Barclays U.S. Aggregate Index [3]	0.90%	0.07%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Core Plus Bond Fund, versus the Bloomberg Barclays US Aggregate Index, and the Citigroup WGBI

1	For the period ended October 31, 2017. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2016.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance.

One year return and annualized inception to date return as of 09/30/2017 are 3.14% and 2.45%, respectively. Gross expense ratio for the Fund from the most recent prospectus is 0.60%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.2%
	Shares	Value
ARGENTINA — 0.1%
Arcos Dorados Holdings, Cl A *	29,397	$293,970
Grupo Financiero Galicia ADR	3,835	210,541
Ternium ADR	13,966	433,086

		937,597

AUSTRALIA — 1.9%
Adelaide Brighton	18,475	87,809
AGL Energy	53,402	1,032,817
ALS	48,525	290,796
Altium	9,693	88,874
Amaysim Australia	149,909	219,714
Amcor	35,511	430,506
AMP	29,564	112,455
Ansell	2,778	51,027
Aristocrat Leisure	19,431	350,225
ASX	1,069	44,164
Aurizon Holdings	28,258	112,029
AusNet Services	125,553	170,083
Bapcor	85,147	354,510
Beach Energy	208,561	155,632
Bendigo & Adelaide Bank	11,830	103,036
Blackmores	1,621	198,154
Brambles	21,836	158,097
Caltex Australia	9,340	244,903
carsales.com	17,182	180,290
Cleanaway Waste Management	105,495	121,111
Coca-Cola Amatil	18,534	115,608
Cochlear	895	120,503
Commonwealth Bank of Australia	3,964	235,518

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
Computershare	27,156	$323,813
CSL	10,349	1,100,411
CYBG *	18,923	78,641
Dexus ‡	17,287	129,263
Domino’s Pizza Enterprises	44,960	1,603,170
DuluxGroup	22,574	127,332
Event Hospitality and Entertainment	5,176	52,925
GPT Group ‡	32,364	126,078
GrainCorp, Cl A	14,270	92,833
GUD Holdings	7,871	71,928
GWA Group	37,333	72,575
Hansen Technologies	24,702	64,090
Insurance Australia Group	14,182	71,204
Investa Office Fund ‡ *	21,557	73,914
JB Hi-Fi	4,199	73,594
LendLease Group	66,400	823,781
Macquarie Atlas Roads Group	18,280	83,384
Medibank Pvt	24,193	56,845
Metcash	86,164	177,394
Mineral Resources	59,041	786,255
Mirvac Group ‡	70,791	130,574
National Australia Bank	10,533	263,287
Navitas	18,894	68,977
Newcrest Mining	18,714	320,974
NEXTDC *	171,363	676,749
Oil Search	46,095	260,358
Orora	59,340	154,414
Qantas Airways	26,984	127,011
REA Group	2,228	123,252
Retail Food Group	133,800	450,577
Rio Tinto	2,512	133,522
Scentre Group ‡	86,227	265,296
Shopping Centres Australasia Property Group ‡	39,152	70,418
Sonic Healthcare	6,404	106,701
South32	56,545	145,843
Southern Cross Media Group	57,479	49,271
Spark Infrastructure Group	98,906	192,272
St. Barbara	50,466	112,010
Star Entertainment Grp	29,336	129,101
Stockland ‡	54,409	188,222
Suncorp Group	11,916	123,849
Super Retail Group	9,154	54,437

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
Sydney Airport	27,357	$148,867
Tabcorp Holdings	24,107	82,842
Tatts Group	40,099	127,977
Teekay LNG Partners LP (A)	212,449	3,664,745
Telstra	138,038	373,992
Transurban Group	36,733	341,018
Vicinity Centres ‡	75,569	153,268
Washington H Soul Pattinson	12,379	158,315
Wesfarmers	19,107	611,265
Westpac Banking	7,413	187,170
Woodside Petroleum	16,054	377,578

		21,341,443

AUSTRIA — 0.5%
ams	18,348	1,672,682
BUWOG	16,805	484,684
Erste Group Bank	13,955	599,665
FACC *	12,038	209,986
Immobilien Anlagen	4,780	136,416
Lenzing	395	53,466
Oesterreichische Post	4,381	194,738
OMV	15,324	920,711
Rhi Magnesita *	12,348	548,301
S IMMO	4,053	71,407
Telekom Austria, Cl A	8,670	81,319
Verbund	9,926	241,247
Wienerberger	5,642	144,980

		5,359,602

BELGIUM — 0.6%
Aedifica ‡	1,601	152,551
Anheuser-Busch InBev	24,651	3,016,480
Barco	1,594	163,229
Bekaert	8,089	382,599
bpost	6,682	188,478
Cofinimmo ‡	1,499	190,239
Colruyt	338	17,288
Econocom Group	9,190	70,738
Elia System Operator	1,619	93,917
Euronav	6,701	55,529
Groupe Bruxelles Lambert	4,211	452,160
Kinepolis Group	1,229	83,033
Proximus SADP	8,421	279,660
Telenet Group Holding *	3,256	225,214
Tessenderlo Group *	1,710	82,066

COMMON STOCK — continued
	Shares	Value
BELGIUM (continued)
UCB	5,162	$375,749
Umicore	6,376	284,977

		6,113,907

BERMUDA — 0.0%
Maiden Holdings	18,000	148,500

BRAZIL — 1.0%
Aliansce Shopping Centers *	7,600	40,610
Ambev ADR	40,349	255,409
Arezzo Industria e Comercio	5,100	78,824
Atacadao Distribuicao Comercio e Industria Ltda *	40,673	204,776
B3 — Brasil Bolsa Balcao	20,533	150,767
Banco BTG Pactual	30,700	205,993
Banco do Brasil	27,781	293,665
BB Seguridade Participacoes	9,300	78,493
BR Properties	23,000	73,894
BRF *	96,743	1,310,687
Cia de Locacao das Americas	3,900	19,492
Cia de Saneamento Basico do Estado de Sao Paulo	10,100	92,408
Cia Hering	5,600	49,986
Cielo	58,521	399,645
Cosan Industria e Comercio	17,722	202,178
CPFL Energia	14,431	121,313
CSU Cardsystem	41,200	134,382
Cyrela Brazil Realty Empreendimentos e Participacoes	44,456	173,948
Duratex	56,200	164,925
EDP — Energias do Brasil	11,900	53,038
Embraer	20,900	100,497
Engie Brasil Energia	6,700	73,835
Equatorial Energia	4,100	76,591
Estacio Participacoes	6,400	57,597
Fibria Celulose	27,514	439,124
Fleury	16,000	140,470
Gerdau ADR	130,000	430,300
Grendene	3,700	30,991
Iguatemi Empresa de Shopping Centers	10,300	121,032
Industrias Romi *	43,400	94,195
Itau Unibanco Holding ADR	12,466	159,689
JBS	19,700	45,286

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
Klabin	12,500	$72,410
Kroton Educacional	64,168	355,824
Linx	15,100	96,149
Lojas Renner	28,340	298,015
Magazine Luiza	23,000	448,568
Multiplan Empreendimentos Imobiliarios	10,000	218,843
Multiplus	4,000	46,538
Natura Cosmeticos	7,000	66,249
Odontoprev	121,700	584,077
Petroleo Brasileiro ADR *	47,687	507,867
PPLA Participations *	—	—
QGEP Participacoes	23,800	61,113
Raia Drogasil	17,623	424,077
Sao Martinho	9,600	54,056
SLC Agricola	11,100	74,887
TIM Participacoes ADR	28,754	530,224
Transmissora Alianca de Energia Eletrica	9,100	57,165
Tupy	5,900	31,418
Ultrapar Participacoes	12,700	304,368
Vale	8,407	82,931
Vale ADR, Cl B	66,116	647,276
Via Varejo *	26,700	182,826
WEG	31,300	204,852

		11,223,773

CANADA — 2.5%
Agnico Eagle Mines	1,814	80,991
Air Canada, Cl B *	20,100	398,230
Allied Properties ‡	3,039	97,382
Bank of Montreal	9,100	697,119
Bank of Nova Scotia	12,000	774,638
Barrick Gold	14,335	207,119
BCE	19,953	921,324
CAE	38,323	679,067
Canadian ‡	2,000	72,243
Canadian Apartment Properties ‡	4,600	121,481
Canadian Imperial Bank of Commerce	3,500	308,085
Canadian National Railway	7,487	602,454
Canadian Tire, Cl A	800	98,163
CCL Industries, Cl B	14,295	688,988
Celestica *	64,200	644,438

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
CES Energy Solutions	90,984	$490,147
Chartwell Retirement Residences	9,400	111,844
CI Financial	57,001	1,267,180
Cineplex	1,300	39,319
Cogeco Communications	1,155	83,037
Cominar ‡	6,400	68,658
Constellation Software	693	394,270
Descartes Systems Group *	8,100	234,819
Dollarama	21,515	2,394,984
Domtar	22,000	1,041,040
Emera	9,800	369,181
Empire	6,600	114,238
Enbridge	26,658	1,025,169
Extendicare	7,542	54,778
Fairfax Financial Holdings	200	105,327
First Capital Realty	7,900	125,288
Fortis	15,500	570,812
Franco-Nevada	1,900	150,987
George Weston	1,481	124,348
Gildan Activewear	4,089	125,133
Goldcorp	4,100	53,550
H&R ‡	7,500	124,525
Hydro One (B)	9,500	167,968
Innergex Renewable Energy	7,000	76,451
Jean Coutu Group PJC, Cl A	4,100	77,799
Kelt Exploration *	41,651	228,256
Kinross Gold *	26,437	104,510
Kirkland Lake Gold	16,348	191,726
Laurentian Bank of Canada	2,226	103,527
Loblaw	4,649	239,927
Lululemon Athletica *	13,155	809,164
Magna International	13,800	752,844
Maple Leaf Foods	4,400	114,118
Metro, Cl A	6,976	219,592
New Flyer Industries	9,733	412,979
North West	2,800	68,323
Open Text	11,642	407,077
Parex Resources *	28,249	375,748
Parkland Fuel	26,941	547,131
Pason Systems	7,833	113,722
Pembina Pipeline	10,200	337,206
Quebecor, Cl B	5,400	203,761
Restaurant Brands International	3,700	239,047

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
RioCan ‡	7,500	$142,256
Ritchie Bros Auctioneers	1,600	44,871
Royal Bank of Canada	4,800	375,301
Saputo	6,300	227,466
Seven Generations Energy *	61,383	926,859
Shaw Communications, Cl B	8,255	188,507
Sienna Senior Living	3,959	54,532
Smart ‡	4,200	94,346
SNC-Lavalin Group	1,912	86,137
Stantec	2,200	62,857
Suncor Energy	2,743	93,127
Thomson Reuters	4,800	224,429
TMX Group	5,600	305,979
Toromont Industries	2,200	96,980
Toronto-Dominion Bank	28,121	1,598,631
TransCanada	5,172	245,551
Trican Well Service *	114,618	430,895
Valeant Pharmaceuticals International *	7,345	85,799
Waste Connections	2,310	163,209
Westport Fuel Systems * (C)	55,001	190,303
Wheaton Precious Metals	6,569	136,309
Yamana Gold	22,435	58,257

		27,083,833

CHILE — 0.2%
Administradora de Fondos de Pensiones Habitat	6,134	8,828
AES Gener	93,847	32,404
Aguas Andinas, Cl A	68,999	44,953
AntarChile	8,852	152,965
Antofagasta	18,448	233,868
Banco de Chile	497,909	76,378
Banco de Credito e Inversiones	1,190	80,023
Banmedica	29,646	96,421
CAP	26,477	288,100
Colbun	192,984	45,559
Cristalerias de Chile	226	2,430
Empresa Nacional de Telecomunicaciones	10,270	119,371
Empresas CMPC	52,670	167,920
Empresas COPEC	19,102	294,374
Enel Generacion Chile	59,235	51,643
Multiexport Foods	38,222	13,392

COMMON STOCK — continued
	Shares	Value
CHILE (continued)
Pacifico V Region	7,700	$16,042
Parque Arauco	28,360	81,362
Quinenco	20,604	63,775
SACI Falabella	23,153	221,155
Sigdo Koppers	12,357	23,994
SONDA	49,466	96,352
Vina Concha y Toro	57,788	101,838

		2,313,147

CHINA — 4.4%
Agile Group Holdings	120,000	174,738
Agricultural Bank of China, Cl H	1,256,000	590,858
Alibaba Group Holding ADR *	54,520	10,080,203
Aluminum Corp of China, Cl H *	214,000	172,267
Autohome ADR *	5,589	321,423
Baidu ADR *	8,359	2,039,094
Bank of China, Cl H	2,234,000	1,113,936
Bank of Communications, Cl H	355,000	267,567
Baoye Group, Cl H	58,000	40,816
BeiGene ADR * (C)	1,600	147,680
BYD, Cl H	147,114	1,288,902
Central China Real Estate	17,000	8,150
China Coal Energy, Cl H	152,000	69,557
China Communications Services, Cl H	1,186,000	719,074
China Construction Bank, Cl H	2,782,079	2,482,025
China Datang Renewable Power, Cl H	136,000	17,956
China Lodging Group ADR *	2,427	324,951
China Medical System Holdings	66,000	121,994
China Merchants Port Holdings	151,356	473,388
China Mobile	152,500	1,531,568
China Petroleum & Chemical, Cl H	364,000	267,352
China Petroleum & Chemical ADR	10,200	751,128
China Railway Group, Cl H	772,000	620,458
China Resources Beer Holdings	38,000	109,596
China Shenhua Energy, Cl H	199,000	475,474
China Telecom, Cl H	784,000	392,935
Chongqing Rural Commercial Bank, Cl H	962,000	653,549
COSCO SHIPPING Development, Cl H *	42,000	9,421
Country Garden Holdings	167,000	264,583
CRRC	34,000	33,515

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Ctrip.com International ADR *	68,166	$3,264,470
Datang International Power Generation, Cl H	214,000	72,143
Dongfeng Motor Group, Cl H	70,000	96,008
GDS Holdings ADR *	17,781	279,162
Golden Eagle Retail Group	49,000	59,355
Guangdong Electric Power Development, Cl B	96,271	42,080
Hengan International Group	20,000	197,144
Hopefluent Group Holdings	212,000	95,111
Huadian Power International, Cl H	60,000	24,919
Huaneng Power International, Cl H	100,000	66,911
Industrial & Commercial Bank of China, Cl H	1,830,000	1,452,009
Inner Mongolia Yili Industrial Group, Cl A	108,536	483,936
Inner Mongolia Yitai Coal, Cl B	75,600	101,606
Jiangsu Hengrui Medicine, Cl A	40,981	415,722
Jiangxi Copper, Cl H	65,000	103,648
Kweichow Moutai, Cl A	5,317	495,830
KWG Property Holding	223,500	221,741
Momo ADR *	7,062	215,179
NetEase ADR	1,600	451,072
New Oriental Education & Technology Group ADR	3,379	281,268
PetroChina, Cl H	208,000	135,709
Ping An Insurance Group of China, Cl H	122,255	1,073,457
Shanghai International Airport, Cl A	65,508	432,443
Shenzhou International Group Holdings	27,072	231,112
Sihuan Pharmaceutical Holdings Group	250,000	90,368
Silergy	10,675	230,422
Sinopec Shanghai Petrochemical, Cl H	222,000	132,322
Sinopharm Group, Cl H	206,930	925,713
Sinotruk Hong Kong	113,000	150,060
SOHO China	98,000	56,780
Sun Art Retail Group	85,000	85,856
TAL Education Group ADR	37,515	1,031,663
Tencent Holdings	192,390	8,626,403
Tonghua Dongbao Pharmaceutical, Cl A	66,567	217,156

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Uni-President China Holdings	78,000	$65,188
Vipshop Holdings ADR *	3,160	24,964
Want Want China Holdings	139,000	113,674
Weibo ADR * (C)	3,707	343,454
Yangzijiang Shipbuilding Holdings	98,800	114,159
Yanzhou Coal Mining, Cl H	64,000	63,824
YY ADR *	1,027	92,831
Zhaojin Mining Industry	109,500	89,970
Zhejiang Expressway, Cl H	54,000	66,796
Zhuzhou CRRC Times Electric, Cl H	15,500	90,698
Zijin Mining Group, Cl H	354,000	122,516

		48,591,010

COLOMBIA — 0.0%
Avianca Holdings ADR	9,602	67,886
Ecopetrol ADR	9,235	102,416

		170,302

CZECH REPUBLIC — 0.0%
UNIPETROL as	6,766	115,515

DENMARK — 0.7%
Carlsberg, Cl B	2,441	278,748
Chr Hansen Holding	5,607	490,637
Coloplast, Cl B	877	77,153
Danske Bank	37,220	1,419,875
DSV	1,462	113,056
FLSmidth	8,138	557,969
Genmab *	9,183	1,854,353
GN Store Nord	1,038	34,333
ISS	1,448	61,291
Novo Nordisk, Cl B	7,100	353,208
Novo Nordisk ADR	26,260	1,307,485
Novozymes, Cl B	5,052	279,004
Orsted (B)	9,463	530,310
Pandora	2,967	280,061
Royal Unibrew	1,611	92,752
SimCorp	1,274	77,817
TDC	25,911	153,197
Vestas Wind Systems	2,119	186,914

		8,148,163

EGYPT — 0.0%
Al Baraka Bank Egypt *	19,153	15,280
Commercial International Bank Egypt SAE	30,708	137,254

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
EGYPT (continued)
Egypt Aluminium	14,466	$105,029
Faisal Islamic Bank of Egypt	38,464	38,580

		296,143

FINLAND — 0.3%
Amer Sports	4,390	109,280
Citycon	45,616	111,373
Elisa	4,423	178,212
Fortum	15,044	319,462
Huhtamaki	1,763	75,122
Kesko, Cl B	5,084	259,684
Kone, Cl B	11,268	609,943
Neste	6,234	347,326
Nokia	27,795	136,501
Orion, Cl B	6,075	249,091
Sampo, Cl A	11,130	583,156
Sanoma	9,867	117,119
UPM-Kymmene	5,003	150,356

		3,246,625

FRANCE — 2.2%
Air France-KLM *	22,964	359,782
Air Liquide	9,873	1,257,011
Airbus	6,293	643,242
Alten	2,681	234,691
Altran Technologies	3,831	70,865
Atos	5,489	852,941
AXA	39,540	1,194,288
BNP Paribas	7,269	567,647
Cie Generale des Etablissements Michelin	1,028	148,725
CNP Assurances	3,431	79,832
Danone	30,172	2,465,129
Dassault Systemes	4,882	518,465
Eiffage	3,105	324,396
Engie	30,226	510,879
Eurazeo	803	74,652
Fonciere Des Regions ‡	1,770	180,262
Gecina ‡	1,587	257,512
Hermes International	4,822	2,502,612
ICADE ‡	1,696	148,169
Iliad	555	138,575
Ingenico Group	1,419	137,755
Ipsen	923	111,601
Klepierre ‡	5,974	237,609

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Korian	2,735	$88,886
L’Oreal	2,404	534,997
LVMH Moet Hennessy Louis Vuitton	3,117	929,857
Maisons du Monde (B)	9,424	407,816
Mercialys ‡	3,927	76,506
Nexity	2,412	148,207
Orange	55,261	906,662
Orpea	1,280	153,350
Renault	1,650	163,639
Rubis SCA	3,352	210,379
Safran	7,268	765,592
Sanofi	12,771	1,209,294
SCOR	1,455	60,413
Sodexo	1,173	149,276
Ste Industrielle d’Aviation Latecoere *	31,202	197,720
Suez	7,591	133,520
Teleperformance	4,175	609,851
TOTAL	18,312	1,021,102
Ubisoft Entertainment *	37,871	2,889,468
Veolia Environnement	13,239	313,672
Vinci	3,438	336,599
Vivendi	9,803	243,511
Wendel	411	69,323

		24,636,280

GERMANY — 3.1%
adidas	2,514	560,561
ADO Properties (B)	11,086	545,917
ADVA Optical Networking *	65,100	404,521
Allianz	6,492	1,509,566
alstria office ‡	7,155	101,484
BASF	9,917	1,083,160
Bayer	17,680	2,299,665
Bechtle	1,364	108,969
Brenntag	1,164	66,047
Carl Zeiss Meditec AG	7,233	385,911
CTS Eventim & KGaA	3,808	157,548
Daimler	72,767	6,043,536
Deutsche Boerse	1,252	129,202
Deutsche EuroShop	2,555	93,111
Deutsche Lufthansa	17,873	571,356
Deutsche Telekom	55,541	1,013,475

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
Deutsche Wohnen	2,983	$127,236
E.ON	53,228	629,915
Evonik Industries	1,927	70,371
Fraport Frankfurt Airport Services Worldwide	768	72,936
Freenet	3,906	130,607
Fresenius & KGaA	5,681	474,838
Fresenius Medical Care & KGaA	1,085	104,946
GEA Group	1,760	85,012
Grand City Properties	5,924	127,274
GRENKE	606	59,352
Hamborner ‡	7,958	84,428
Hannover Rueck	506	63,460
HeidelbergCement	3,309	337,921
Henkel & KGaA	3,765	475,077
Hypoport *	991	143,747
Infineon Technologies	9,405	258,984
Innogy (B)	4,942	230,037
KION Group	1,170	93,931
Krones	462	58,288
KWS Saat	302	127,568
LEG Immobilien	2,322	235,964
Leoni	4,863	323,029
Linde	1,588	342,466
MAN	704	77,709
Merk	794	85,007
MTU Aero Engines	593	99,993
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,159	259,525
ProSiebenSat.1 Media	1,152	40,209
Puma	959	434,029
QIAGEN	4,935	166,790
Rheinmetall	7,600	893,598
SAP	27,921	3,177,960
Scout24 (B)	8,063	323,519
SGL Carbon *	25,593	402,637
Siemens	5,211	748,041
Siltronic *	1,090	162,503
Software	2,194	111,709
Symrise	1,082	84,266
TAG Immobilien	3,903	67,232
Telefonica Deutschland Holding	8,989	45,710
TLG Immobilien	4,628	107,195

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
TUI	2,748	$49,664
Uniper	5,978	168,702
Vapiano * (B)	13,817	365,994
Volkswagen	594	110,620
Wirecard	60,447	5,960,479

		33,674,507

GREECE — 0.0%
Hellenic Telecommunications Organization	25,467	302,585
Hellenic Telecommunications Organization ADR	1,699	9,931
Navios Maritime Acquisition	22,000	27,500
Tsakos Energy Navigation (C)	30,700	137,843

		477,859

HONG KONG — 2.0%
3SBio * (B)	43,500	77,840
AIA Group	90,167	678,443
Alibaba Pictures Group *	100,000	16,279
ANTA Sports Products	25,000	111,839
ASM Pacific Technology	11,900	173,129
Beijing Enterprises Water Group	160,000	134,335
Brightoil Petroleum Holdings * (D) (E)	139,000	26,726
Brilliance China Automotive Holdings	112,051	283,237
Cafe de Coral Holdings	16,000	49,222
Changan Minsheng APLL Logistics, Cl H	22,000	15,679
China Conch Venture Holdings	172,500	351,572
China Everbright International	40,000	56,400
China Evergrande Group	177,000	681,782
China Gas Holdings	82,000	249,109
China Goldjoy Group	504,000	38,762
China Hongqiao Group	74,000	88,784
China Huishan Dairy Holdings *	166,000	8,937
China Innovationpay Group *	304,000	18,315
China Literature * (B)(D)(E)	66	465
China Mengniu Dairy	118,000	326,711
China Minsheng Banking, Cl H	11,400	11,033
China Overseas Land &	96,000	311,329
Investment
China Railway Signal & Communication, Cl H (B)	341,664	268,903
China Resources Gas Group	30,000	109,788

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
China Resources Phoenix Healthcare Holdings	53,500	$70,223
China Resources Power Holdings	70,000	134,591
China Sanjiang Fine Chemicals	64,000	27,318
China State Construction International Holdings	38,000	53,385
China Sunshine Paper Holdings	100,500	29,887
China Traditional Chinese Medicine Holdings	178,000	101,989
China Vanke, Cl H	20,600	73,275
China Zhongwang Holdings	169,600	100,003
CIFI Holdings Group	344,000	191,812
CITIC	90,000	131,746
CK Hutchison Holdings	26,100	331,377
CK Infrastructure Holdings	20,000	174,071
CLP Holdings	35,500	361,079
COSCO SHIPPING Ports	56,000	64,891
CSPC Pharmaceutical Group	122,000	212,054
CT Environmental Group	250,000	38,455
Esprit Holdings	75,800	45,861
First Pacific	102,000	77,663
Fullshare Holdings	117,500	50,305
Future World Financial Holdings *	720,000	14,582
Galaxy Entertainment Group	333,074	2,267,058
Geely Automobile Holdings	271,000	838,907
Global Brands Group Holding *	544,000	63,455
GOME Retail Holdings	371,000	47,556
G-Resources Group	1,956,000	25,825
Guangdong Investment	72,000	104,289
Guangnan Holdings	268,000	34,009
Guangzhou Automobile Group, Cl H	206,000	512,267
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	77,268
Guangzhou R&F Properties	40,000	85,216
Haier Electronics Group	193,105	508,666
Hang Lung Group	13,000	45,658
Hang Seng Bank	21,700	513,753
Henderson Land Development	14,470	94,316
HK Electric Investments & HK Electric Investments (B)	111,500	102,619
HKT Trust & HKT	188,000	229,656
Hong Kong & China Gas	141,900	268,834
Hong Kong Exchanges & Clearing	10,500	292,332

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Hongkong Land Holdings	12,600	$91,350
Hopewell Holdings	60,000	230,343
Hua Han Health Industry Holdings * (D) (E)	564,000	—
Hysan Development	19,000	91,817
I-CABLE Communications *	16,283	509
Jardine Matheson Holdings	1,600	102,496
Jardine Strategic Holdings	500	20,970
Jiangsu Expressway, Cl H	44,000	67,455
Kerry Properties	18,500	83,235
Kingboard Chemical Holdings	133,000	788,480
KuangChi Science *	201,000	76,263
Kunlun Energy	126,000	116,771
Lee & Man Paper Manufacturing	165,000	201,349
Li & Fung	58,000	29,218
Link ‡	20,000	168,047
Longfor Properties	39,500	92,251
Luye Pharma Group	40,000	26,662
Luzheng Futures, Cl H	222,000	47,238
Man Wah Holdings	100,000	90,240
MGM China Holdings	40,800	91,940
MTR	53,500	309,970
New World Development	1,369,048	2,039,165
Nexteer Automotive Group	112,360	219,783
Nine Dragons Paper Holdings	480,000	881,073
Orient Overseas International	1,500	14,440
PCCW	275,000	151,575
Red Star Macalline Group, Cl H (B)	52,000	62,122
Road King Infrastructure	20,000	32,866
Shanghai Industrial Holdings	23,000	70,609
Shangri-La Asia	58,000	115,384
Shenzhen International Holdings	40,780	77,886
Sino Biopharmaceutical	210,000	245,225
Sino Land	32,000	55,129
SJM Holdings	104,000	89,317
SSY Group	76,690	36,470
Superb Summit International Group * (D) (E)	75,000	—
Swire Pacific, Cl A	4,000	39,506
Swire Properties	17,800	60,121
Techtronic Industries	89,572	525,280
Television Broadcasts	15,400	58,233
Tibet Water Resources	142,000	58,610

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Tong Ren Tang Technologies, Cl H	38,000	$53,385
Tonly Electronics Holdings	800	985
Town Health International Medical Group	1,086,000	104,404
TPV Technology	298,000	50,804
Truly International Holdings	220,000	85,164
VTech Holdings	9,000	127,939
Welling Holding	122,000	24,865
West China Cement *	406,000	64,532
WH Group (B)	912,500	924,033
Wharf Holdings	13,000	118,229
Wheelock	9,000	62,643
Yue Yuen Industrial Holdings	19,000	72,820
Yuexiu Property	346,000	66,970
Yuzhou Properties	418,000	206,284
ZTE, Cl H	64,561	223,854

		22,231,179

INDIA — 1.7%
ACC	3,383	94,510
Aditya Birla Capital *	5,650	15,518
Amara Raja Batteries	3,708	40,050
Ambuja Cements	16,467	71,567
Apollo Hospitals Enterprise	3,003	48,151
Ashok Leyland	38,492	77,969
Asian Paints	3,335	60,801
Axis Bank	12,909	104,265
Bajaj Auto	1,435	72,161
Bajaj Finserv	1,143	88,416
Balrampur Chini Mills	27,914	73,889
Bharat Financial Inclusion *	11,976	180,284
Bharat Petroleum	19,801	165,571
Bharti Airtel	63,826	489,944
Bharti Infratel	20,247	138,213
Bosch	210	68,125
Cadila Healthcare	9,430	73,297
Castrol India	10,875	67,143
CESC	5,541	87,147
Cipla	7,606	73,698
Colgate-Palmolive India	4,423	72,701
Container of India	4,952	105,686
Cummins India	4,414	61,684
Dabur India	12,231	62,853
Edelweiss Financial Services	63,841	277,408

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Eicher Motors	1,080	$537,462
Garware Wall Ropes	4,257	61,649
GlaxoSmithKline Consumer Healthcare	677	52,997
Glenmark Pharmaceuticals	5,335	50,878
Grasim Industries	4,036	76,463
Havells India	12,289	91,971
HCL Technologies	5,327	70,384
HDFC Bank ADR	29,031	2,679,561
Hero MotoCorp	1,088	64,669
Hinduja Global Solutions	2,213	19,724
Hindustan Petroleum	89,595	618,521
Hindustan Unilever	12,631	241,314
Housing Development & Infrastructure *	64,905	59,222
Housing Development Finance	7,735	203,898
HT Media	11,894	18,813
Indiabulls Real Estate *	58,555	203,135
Indian Oil	61,278	393,091
Indraprastha Gas	10,658	260,834
IndusInd Bank	3,140	78,881
Infinite Computer Solutions India *	1,428	5,086
Infosys ADR	18,260	271,161
InterGlobe Aviation (B)	3,998	77,023
ION Exchange India	1,592	12,316
Jindal Stainless Hisar *	18,382	65,401
JSW Steel	27,960	111,566
Kalpataru Power Transmission	1,686	9,742
KAMA Holdings *	209	8,886
Kotak Mahindra Bank	4,873	77,119
Larsen & Toubro	5,370	101,337
LIC Housing Finance	9,616	88,884
Lupin	2,367	37,569
Mahindra & Mahindra	4,827	100,220
Marico	15,908	77,426
Maruti Suzuki India	3,766	477,427
Motherson Sumi Systems	38,044	214,504
Nestle India	523	58,452
NHPC	141,670	62,446
NMDC	26,177	51,791
NTPC	65,095	182,156
Nucleus Software Exports	5,172	27,660
Oracle Financial Services Software	1,104	59,643

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Petronet LNG	19,562	$78,479
Pidilite Industries	5,818	70,224
Piramal Enterprises	2,368	100,482
Polyplex	15,172	131,994
Power Grid Corp of India	188,077	615,151
Rain Industries	57,637	241,017
Rajesh Exports	8,965	108,271
Reliance Industries	237,133	3,444,531
Sharda Motor Industries	1,447	55,865
Shree Cement	258	75,405
Shriram Transport Finance	3,776	68,091
SpiceJet *	145,738	323,669
State Bank of India	63,521	299,897
Sun Pharmaceutical Industries	16,409	140,070
Sundaram-Clayton	287	26,124
Tata Communications	7,659	80,934
Tata Consultancy Services	1,749	70,855
Tata Power	92,670	121,469
Tata Steel	46,386	504,027
TCI Express *	1,568	13,655
Tech Mahindra	8,817	65,619
Titan	13,465	132,059
UltraTech Cement	1,100	74,742
United Spirits *	1,504	70,853
UPL	14,462	178,466
Vardhman Textiles	10,805	215,145
Venky’s India	94	3,432
West Coast Paper Mills	36,923	106,286
Wipro	21,798	98,959
Zee Entertainment Enterprises	8,197	68,579

		18,216,683

INDONESIA — 0.4%
Adaro Energy	579,300	77,952
AKR Corporindo	102,100	56,084
Aneka Tambang Persero *	938,800	44,647
Astra International	322,100	189,995
Bank Central Asia	682,530	1,051,788
BFI Finance Indonesia	215,100	11,102
Bumi Serpong Damai	1,303,996	165,373
Ciputra Development	962,800	85,898
Gajah Tunggal	451,200	23,121
Garuda Indonesia Persero *	1,242,600	33,533
Gudang Garam	17,000	87,742

COMMON STOCK — continued
	Shares	Value
INDONESIA (continued)
Hanjaya Mandala Sampoerna	169,000	$49,594
Hanson International *	4,952,300	43,087
Indo Tambangraya Megah	165,200	270,410
Indofood Sukses Makmur	122,700	74,186
Indosat	126,900	56,140
Jasa Marga Persero	200,300	95,996
Kalbe Farma	2,321,200	273,837
Lippo Karawaci	2,046,800	104,132
Mandala Multifinance	334,400	31,930
Matahari Department Store	66,957	42,458
Mitra Keluarga Karyasehat	292,000	40,046
Mitra Pinasthika Mustika	171,500	13,720
Perusahaan Gas Negara Persero	985,300	133,674
Petrosea *	162,400	15,866
PP Properti	1,920,000	29,729
Samindo Resources TBK	564,700	27,689
Samudera Indonesia	308,000	6,177
Saratoga Investama Sedaya	30,600	7,987
Semen Baturaja Persero TBK, Cl B	229,300	47,170
Semen Indonesia Persero	184,800	148,521
Sitara Propertindo *	1,026,600	55,635
Sugih Energy *	2,112,200	7,787
Summarecon Agung	555,300	42,377
Supreme Cable Manufacturing	8,600	5,644
Telekomunikasi Indonesia Persero	1,285,867	382,086
Tower Bersama Infrastructure	78,000	39,108
Unilever Indonesia	18,800	68,754
United Tractors	140,100	358,191
Waskita Beton Precast	1,577,700	47,927
Waskita Karya Persero	262,800	41,079
Wijaya Karya Persero	230,500	33,481

		4,421,653

IRELAND — 0.7%
Accenture PLC, Cl A	7,352	1,046,631
Bank of Ireland Group PLC *	20,325	159,289
C&C Group PLC	940	3,226
CRH PLC	8,173	308,173
Dalata Hotel Group PLC *	7,190	44,808
Experian PLC	12,077	254,394
Hibernia PLC ‡	41,039	70,511
Icon PLC *	2,894	343,981
Irish Continental Group PLC	9,033	60,186
Irish Residential Properties PLC ‡	44,767	76,917

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
IRELAND (continued)
Kerry Group PLC, Cl A	2,546	$256,385
Paddy Power Betfair PLC	829	84,785
Ryanair Holdings PLC ADR *	40,325	4,520,836
Seagate Technology	15,300	565,641

		7,795,763

ISRAEL — 0.3%
Alony Hetz Properties & Investments	9,123	94,281
Amot Investments	15,663	92,299
Azrieli Group	2,442	137,799
Bank Hapoalim	38,928	275,495
Bezeq The Israeli Telecommunication	175,628	262,251
Check Point Software	1,200	141,252
Technologies *
Delek Automotive Systems	7,068	53,071
Elbit Systems	3,320	492,166
Frutarom Industries	2,610	214,878
Israel Chemicals	23,785	99,159
Israel Discount Bank, Cl A *	153,350	407,235
Jerusalem Oil Exploration *	1,795	96,396
Kenon Holdings *	7	120
Melisron	1,774	92,548
Mellanox Technologies *	1,200	56,100
Mizrahi Tefahot Bank	3,810	68,739
Nice	891	73,431
Oil Refineries	133,566	68,618
Paz Oil	1,185	193,504
Strauss Group	4,442	90,310
Teva Pharmaceutical Industries ADR	12,577	173,563
Tower Semiconductor *	3,845	127,441

		3,310,656

ITALY — 1.3%
Amplifon	15,178	230,548
Ansaldo STS	5,099	70,384
Assicurazioni Generali	11,532	210,093
Atlantia	13,217	431,083
Azimut Holding	20,893	412,759
Brembo	8,640	142,712
Cementir Holding	14,211	120,759
CNH Industrial	366,000	4,676,894
Davide Campari-Milano	31,570	253,007

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
De’ Longhi	4,306	$141,196
Ei Towers	6,519	381,202
Enel	220,003	1,364,640
Eni	102,825	1,681,650
ERG	4,679	78,212
EXOR	2,407	154,349
Ferrari	1,926	230,856
Gima TT * (B)	21,924	434,915
Infrastrutture Wireless Italiane (B)	61,354	419,161
Interpump Group	5,761	194,006
Intesa Sanpaolo	99,891	335,809
Italgas	13,912	81,270
Leonardo	8,392	144,970
Luxottica Group	3,463	198,628
Maire Tecnimont	60,346	338,536
Moncler	11,137	316,280
OVS (B)	39,515	295,506
Parmalat	32,571	123,306
Pfeiffer Vacuum Technology	714	114,773
Poste Italiane (B)	7,701	56,290
Recordati	8,067	375,028
Reply	1,108	58,905
Snam	34,816	177,876
Tenaris	6,312	86,392
Terna Rete Elettrica Nazionale	37,092	223,810

		14,555,805

JAPAN — 5.1%
Activia Properties ‡	20	78,273
Advance Residence Investment ‡	37	86,980
Aeon	9,200	141,635
Aeon Mall	5,300	93,923
Aica Kogyo	3,700	128,534
Air Water	8,000	152,254
Aisin Seiki	1,500	77,041
Ajinomoto	4,200	84,089
Alfresa Holdings	5,700	108,330
ANA Holdings	2,800	107,021
Asahi Group Holdings	14,200	644,529
Asahi Intecc	7,870	454,045
Asahi Kasei	13,000	156,519
Astellas Pharma	18,400	244,109
Bridgestone	2,900	137,470
Brother Industries	26,900	647,985

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Calbee	4,000	$134,207
Canon	8,400	313,453
Central Japan Railway	800	144,725
Chiba Bank	12,000	90,972
Chubu Electric Power	21,600	276,779
Chugai Pharmaceutical	3,305	156,959
Chugoku Electric Power	7,300	80,958
Citizen Watch	9,900	72,092
Concordia Financial Group	14,000	73,260
Cosmo Energy Holdings	15,000	341,674
Credit Saison	3,800	75,997
Dai Nippon Printing	4,000	95,158
Daicel	12,000	148,384
Daifuku	2,545	123,327
Dai-ichi Life Holdings	6,100	114,940
Daito Trust Construction	1,100	191,887
Daiwa House Investment, Cl A ‡	38	88,562
East Japan Railway	1,500	144,717
Eisai	3,000	166,140
Fancl	7,300	191,448
FANUC	700	162,341
Fast Retailing	200	66,154
FP	2,000	104,657
Frontier Real Estate Investment ‡	9	35,262
Fuji Electric	60,115	431,942
FUJIFILM Holdings	8,500	345,816
Fujitsu	14,000	108,154
Fukuoka Financial Group	10,000	51,097
Funai Soken Holdings	11,787	430,720
Furukawa Electric	7,123	430,995
GLP J-Reit ‡	84	84,292
Hachijuni Bank	8,400	52,156
Hirose Electric	840	125,514
Hiroshima Bank	11,000	92,291
Hisamitsu Pharmaceutical	2,100	115,061
Hitachi Chemical	4,100	115,927
Hokkaido Electric Power	11,000	86,197
Hokkoku Bank	1,400	63,656
Hokuetsu Kishu Paper	22,000	140,275
Hokuriku Electric Power	4,700	41,335
Honda Motor	6,100	189,000
Hoshizaki	3,200	301,411
House Foods Group	6,400	189,402

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Ichikoh Industries	40,229	$312,053
Idemitsu Kosan	3,400	98,527
ITOCHU	124,600	2,167,528
Itochu Techno-Solutions	13,035	504,410
Itoham Yonekyu Holdings	19,000	180,634
Japan Exchange Group	3,800	67,876
Japan Hotel Investment, Cl A ‡	127	83,881
Japan Post Holdings	4,000	46,014
Japan Prime Realty Investment ‡	24	77,147
Japan Real Estate Investment ‡	23	107,612
Japan Retail Fund Investment ‡	55	97,419
JSR	2,800	53,880
JXTG Holdings	128,750	660,367
Kaken Pharmaceutical	12,400	625,971
Kamigumi	3,500	83,264
Kandenko	30,000	294,182
Kaneka	12,000	98,360
Kao	3,200	192,386
KDDI	34,200	909,554
Keio	3,000	130,073
Kewpie	4,500	111,684
Keyence	5,068	2,800,426
Kintetsu Group Holdings	300	11,477
Kirin Holdings	7,000	166,497
Kobayashi Pharmaceutical	3,800	218,566
Koito Manufacturing	6,363	421,943
Konami Holdings	1,700	82,230
Kose	4,084	493,147
Kuraray	8,600	168,135
Kusuri no Aoki Holdings	6,744	373,662
Kyowa Exeo	16,800	363,615
Kyowa Hakko Kirin	6,800	124,870
Kyushu Financial Group	7,810	49,248
LINE *	34,285	1,406,618
LINE ADR * (C)	17,052	707,828
M&A Capital Partners *	4,954	258,363
M3	2,700	80,142
Makita	2,600	108,614
Maruichi Steel Tube	1,800	54,615
Mebuki Financial Group	12,870	53,198
MEIJI Holdings	1,100	89,583
MINEBEA MITSUMI	16,090	291,786
Miraca Holdings	2,200	101,966

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Mitsubishi Chemical Holdings	18,900	$195,724
Mitsubishi Estate	16,000	287,832
Mitsubishi Gas Chemical	4,500	109,190
Mitsubishi Motors	7,700	61,015
Mitsubishi Tanabe Pharma	6,100	133,797
Mitsui	24,148	358,700
Miura	21,097	492,613
Mizuho Financial Group	428,400	771,990
Morinaga	5,229	297,539
Morinaga Milk Industry	7,400	283,752
MS&AD Insurance Group Holdings	2,200	74,201
NEC	1,900	51,801
NET One Systems	22,855	281,605
NH Foods	6,000	172,024
Nichias	17,549	227,648
Nidec	1,100	145,064
Nifco	5,175	336,793
Nihon M&A Center	4,200	199,833
Nintendo	5,400	2,080,120
Nippon Building Fund ‡	24	115,668
Nippon Prologis ‡	49	102,908
Nippon Shinyaku	1,000	70,533
Nippon Telegraph & Telephone	58,400	2,810,986
Nissan Chemical Industries	2,200	81,553
Nisshin Seifun Group	9,900	173,177
Nissin Foods Holdings	900	56,435
Nitori Holdings	2,100	303,905
NOF	11,500	329,713
NOK	14,561	354,340
Nomura Real Estate Holdings	4,800	104,945
Nomura Real Estate Master Fund ‡	81	101,228
Nomura Research Institute	1,430	60,178
Noritz	3,800	69,513
NS Solutions	7,400	178,581
NTT Data	5,000	57,913
NTT DOCOMO	26,700	643,637
Obic	1,100	72,266
Odakyu Electric Railway	6,000	116,618
Okinawa Electric Power	5,610	127,539
Ono Pharmaceutical	5,000	114,221
Onward Holdings	8,000	67,262
Oracle Japan	1,900	159,580
Oriental Land	700	55,739

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Orix JREIT ‡	64	$87,862
Osaka Gas	12,000	230,966
Otsuka	1,300	88,035
Otsuka Holdings	5,700	237,214
Paltac	6,918	273,483
Plenus	6,300	127,934
Recruit Holdings	100,842	2,461,962
Resona Holdings	144,500	772,920
Ricoh	5,700	52,436
Rohm	5,714	525,645
Rohto Pharmaceutical	3,200	73,481
Ryohin Keikaku	1,322	388,328
Santen Pharmaceutical	5,400	85,437
Sawai Pharmaceutical	800	45,240
SCREEN Holdings	4,100	317,673
Sekisui House	3,700	68,693
Seria	3,929	223,221
Seven & i Holdings	5,400	217,130
Seven Bank	19,500	71,685
Sharp *	5,000	157,645
Shimadzu	4,000	82,600
Shimamura	500	55,494
Shin-Etsu Chemical	3,700	387,555
Shinsei Bank	4,600	76,906
Shizuoka Bank	5,000	48,239
Showa Shell Sekiyu	8,600	100,745
SoftBank Group	10,300	901,052
Sompo Holdings	2,900	115,765
Start Today	8,066	219,198
Sumitomo	75,900	1,090,389
Sumitomo Metal Mining	3,000	117,567
Sumitomo Mitsui Financial Group	6,700	266,162
Sumitomo Osaka Cement	33,000	150,336
Sundrug	800	34,721
Suruga Bank	4,200	94,856
Suzuki Motor	14,900	809,177
T&D Holdings	4,500	69,199
Tadano	8,454	127,511
Taiheiyo Cement	1,800	71,554
Taisho Pharmaceutical Holdings	1,300	98,439
Takashimaya	10,000	91,289
Takeda Pharmaceutical	7,300	410,567
TechnoPro Holdings	9,309	425,723

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Teijin	3,000	$63,137
Terumo	3,100	128,275
Toho Gas	3,800	105,774
Tohoku Electric Power	11,000	143,371
Tokai Carbon	42,646	421,565
Tokai Rika	35,200	732,450
Tokio Marine Holdings	2,700	115,285
Tokuyama	9,800	276,232
Tokyo Electron	5,400	938,191
Tokyo Gas	14,400	357,198
Tokyo Tatemono	27,777	386,223
Toray Industries	15,000	150,851
TOTO	500	24,317
Toyo Suisan Kaisha	2,000	76,602
Toyota Motor	9,860	606,142
Trend Micro	1,400	74,491
Ulvac	3,200	224,863
United Urban Investment ‡	70	100,532
USS	6,900	138,358
Wacoal Holdings	4,500	128,029
West Japan Railway	200	14,024
Yahoo Japan	12,900	57,520
Yamaguchi Financial Group	5,000	60,156
Yokogawa Electric	4,800	90,255

		56,116,936

MALAYSIA — 0.7%
AirAsia	570,800	450,330
Allianz Malaysia	8,400	28,096
Astro Malaysia Holdings	94,800	62,924
Axiata Group	66,174	84,251
Batu Kawan	1,800	8,419
British American Tobacco Malaysia	4,900	45,371
Bumi Armada *	253,300	43,678
Capitaland Malaysia Mall Trust ‡	92,100	32,197
CSC Steel Holdings	92,900	37,963
Datasonic Group	199,700	58,021
Dialog Group	101,400	54,131
DiGi.Com	78,500	92,713
Favelle Favco	44,500	29,537
Fraser & Neave Holdings	6,400	38,247
Gamuda	34,900	43,280
Genting	171,800	367,259

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Genting Malaysia	132,900	$157,904
Hai-O Enterprise, Cl O	48,300	62,179
HAP Seng Consolidated	16,100	35,292
Hartalega Holdings	45,800	82,437
Heineken Malaysia	8,900	39,901
Hengyuan Refining *	78,300	156,655
Hong Leong Bank	24,116	90,802
Hua Yang	46,000	8,475
I-BHD	118,300	16,207
IGB ‡	100,100	39,014
IHH Healthcare	114,200	152,141
IJM	102,000	76,858
Kim Loong Resources	13,000	14,217
KLCCP Stapled Group	34,200	64,627
Kuala Lumpur Kepong	9,700	56,365
Kumpulan Fima	93,900	37,263
Lafarge Malaysia	35,900	59,021
Land & General	133,600	6,943
Magnum	50,700	20,958
Malayan Banking	47,600	104,004
Malaysian Pacific Industries	143,700	472,494
MISC	36,400	59,757
My EG Services	212,100	109,720
Padini Holdings	241,300	269,029
Petron Malaysia Refining & Marketing	38,300	105,849
Petronas Chemicals Group	119,200	207,512
Petronas Dagangan	26,100	147,716
PPB Group	18,700	74,120
Public Bank	104,394	504,524
Selangor Properties	6,900	7,823
Southern Steel	24,100	12,752
SP Setia Group	42,600	32,905
Success Transformer	26,600	21,677
Sunway ‡	254,737	103,894
Sunway Construction Group	1,680	913
Suria Capital Holdings	14,800	7,027
Telekom Malaysia	64,900	97,346
Tenaga Nasional	503,700	1,784,693
Tong Herr Resources	56,200	48,188
Top Glove	36,500	55,179
Unisem M	581,900	549,805
ViTrox	29,200	34,694

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Yinson Holdings	102,500	$95,878
YTL Power International	224,298	68,876

		7,630,051

MEXICO — 0.5%
Alpek, Cl A	44,400	46,573
America Movil, Ser L	38,167	32,908
America Movil ADR, Cl L	30,991	530,566
Arca Continental	13,200	84,005
Banregio Grupo Financiero	3,800	20,269
Bio Pappel *	51,718	62,693
Cemex *	1	1
Cia Minera Autlan	53,335	50,075
Coca-Cola Femsa	6,900	46,644
Coca-Cola Femsa ADR	354	24,228
Concentradora Fibra Danhos ‡	25,800	43,346
Concentradora Hipotecaria SAPI ‡	36,100	36,718
Consorcio ARA	95,087	33,726
El Puerto de Liverpool	8,400	57,336
Fomento Economico Mexicano ADR	242	21,235
Genomma Lab Internacional, Cl B *	19,000	22,189
Gentera	49,400	49,988
Gruma, Cl B	3,300	43,313
Grupo Aeroportuario del Pacifico, Cl B	33,400	317,576
Grupo Aeroportuario del Sureste, Cl B	4,600	82,250
Grupo Bimbo, Ser A	18,400	42,603
Grupo Elektra DE	3,620	145,072
Grupo Financiero Banorte, Cl O	98,219	581,985
Grupo Financiero Inbursa, Cl O	1,926	3,313
Grupo Industrial Saltillo	12,294	23,079
Grupo Lala, Cl B	27,800	42,936
Grupo Mexico	104,600	340,178
Grupo Sanborns	10,483	11,521
Grupo Televisa	23,000	100,677
Grupo Televisa ADR	6,900	151,041
Industrias Bachoco	2,179	10,731
Industrias Penoles	6,500	151,551
Infraestructura Energetica Nova	49,545	252,742
Inmobiliaria Vesta	27,100	33,501
Kimberly-Clark de Mexico, Cl A	21,300	36,641
Macquarie Mexico Real Estate Management ‡	39,400	47,576

COMMON STOCK — continued
	Shares	Value
MEXICO (continued)
Mexichem	41,513	$106,924
Nemak (B)	66,000	49,676
Organizacion Cultiba	41,072	34,063
PLA Administradora Industrial S de RL ‡	58,500	89,649
Prologis Property Mexico ‡	240,265	468,079
Promotora y Operadora de Infraestructura	28,751	273,387
Wal-Mart de Mexico	265,104	593,491

		5,196,055

NETHERLANDS — 2.2%
Aalberts Industries	15,627	770,810
ABN AMRO Group (B)	2,780	85,863
Accell Group	2,307	70,461
Aegon	133,200	786,340
Akzo Nobel	3,685	333,697
Altice, Cl A *	159,462	3,008,209
Altice, Cl B *	4,835	91,183
APERAM	6,066	326,342
ASM International	2,408	161,341
ASML Holding	14,634	2,638,784
ASML Holding, Cl G	4,908	887,121
Basic-Fit * (B)	2,004	46,022
Boskalis Westminster	2,647	94,659
Cimpress * (C)	1,100	120,054
Core Laboratories	5,411	540,559
Eurocommercial Properties ‡	1,243	51,763
Euronext (B)	1,166	69,283
Gemalto	504	19,949
ING Groep	107,974	1,994,767
InterXion Holding *	39,122	2,088,724
James Hardie Industries	18,672	284,241
Koninklijke Ahold Delhaize	9,927	186,808
Koninklijke DSM	4,918	419,572
Koninklijke KPN	95,353	329,217
Koninklijke Philips Electronics	50,616	2,060,948
Koninklijke Vopak	1,666	72,143
LyondellBasell Industries, Cl A	9,600	993,888
NN Group	45,703	1,914,407
Refresco Group (B)	5,145	118,964
RELX	21,562	487,009
Royal Dutch Shell, Cl A	20,041	629,633
SBM Offshore	3,985	71,114

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
NETHERLANDS (continued)
TKH Group	1,362	$91,780
TomTom *	45,567	519,110
Unilever	17,027	989,810
Vastned Retail ‡	930	40,711
Wessanen	8,670	164,668
Wolters Kluwer	5,236	256,652
Yandex, Cl A *	16,933	572,843

		24,389,449

NEW ZEALAND — 0.1%
a2 Milk *	50,769	301,206
Auckland International Airport	30,774	131,195
Contact Energy	9,672	38,057
EBOS Group	2,955	35,589
Fletcher Building	23,167	116,679
Goodman Property Trust ‡	56,953	51,055
Heartland Bank	73,546	95,622
Infratil	18,285	40,227
Mercury NZ	18,716	42,136
Precinct Properties New Zealand ‡	52,735	46,732
Property for Industry ‡	36,302	40,492
Ryman Healthcare	6,555	41,716
SKYCITY Entertainment Group	33,207	88,394
Spark New Zealand	50,521	127,223
Summerset Group Holdings	10,482	34,932
Trade Me Group	10,649	32,865
Xero *	7,130	167,839
Z Energy	25,533	128,770

		1,560,729

NORWAY — 0.3%
AF Gruppen	1,866	29,013
Atea	13,329	168,081
DNB	12,504	241,109
DNO *	217,424	263,528
Entra (B)	15,634	215,331
Gjensidige Forsikring	6,010	113,092
Kongsberg Gruppen	7,589	138,438
Nordic Nanovector *	2,493	25,516
Nordic Semiconductor *	27,370	137,051
Orkla	29,498	288,732
Salmar	2,099	62,626
Schibsted, Cl B	7,746	181,606
Skandiabanken (B)	28,291	286,616
Statoil	9,933	201,141

COMMON STOCK — continued
	Shares	Value
NORWAY (continued)
Telenor	17,668	$375,294
TGS NOPEC Geophysical	3,128	71,805
Tomra Systems	8,778	122,514
Wilh Wilhelmsen Holding, Cl A	2,203	64,461
XXL (B)	9,571	103,116
Yara International	7,491	355,657

		3,444,727

PANAMA — 0.1%
Copa Holdings, Cl A	6,500	800,735

PERU — 0.0%
Credicorp	1,943	406,942
Empresa Siderurgica del Peru SAA *	53,892	8,290

		415,232

PHILIPPINES — 0.3%
Aboitiz Equity Ventures	54,000	78,494
Aboitiz Power	110,300	90,954
ABS-CBN Holdings	52,500	39,661
Bank of the Philippine Islands	26,170	49,813
BDO Unibank	121,683	324,095
Bloomberry Resorts *	1,200,900	219,786
Cebu Air	35,240	74,405
D&L Industries	176,200	35,438
DMCI Holdings	154,800	46,088
DoubleDragon Properties *	43,330	33,993
EEI *	280,100	66,844
Emperador	333,500	46,551
Globe Telecom	1,085	42,918
GT Capital Holdings	1,845	42,325
Integrated Micro-Electronics	11,000	3,776
Jollibee Foods	24,440	118,049
Lopez Holdings	1,340,500	150,796
LT Group	134,000	46,654
Manila Electric	10,320	58,439
Manila Water	79,900	48,062
Metro Pacific Investments	1,478,656	195,217
Metropolitan Bank & Trust	29,740	49,935
Pepsi-Cola Products Philippines	280,000	15,643
Philex Mining	206,900	30,481
PLDT	2,845	94,422
Robinsons Land	78,100	38,255
San Miguel	106,590	212,801

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
PHILIPPINES (continued)
San Miguel Pure Foods	18,470	$110,028
Semirara Mining & Power, Cl A	77,160	63,632
SM Investments	6,620	122,414
SM Prime Holdings	551,271	395,793
Top Frontier Investment Holdings *	6,260	36,059
Universal Robina	40,250	111,580

		3,093,401

POLAND — 0.3%
Agora	19,801	89,214
AmRest Holdings *	382	37,057
Asseco Poland	10,123	132,658
Atal	895	10,770
Budimex	623	31,921
CD Projekt	10,641	352,561
Ciech	1,858	31,591
Cyfrowy Polsat	12,474	86,908
Dom Development	747	17,237
Energa	17,333	60,238
Eurocash	4,385	44,344
Fabryki Mebli Forte	3,528	64,474
Grupa Kety	447	48,446
Grupa Lotos	929	16,852
ING Bank Slaski *	1,293	70,334
Jastrzebska Spolka Weglowa *	4,135	111,215
KRUK	802	61,473
Orange Polska	41,350	63,730
PGE Polska Grupa Energetyczna	34,738	124,543
Polski Koncern Naftowy ORLEN	25,515	902,150
Polskie Gornictwo Naftowe i Gazownictwo	15,801	29,041
Powszechna Kasa Oszczednosci Bank Polski	19,311	205,580
Powszechny Zaklad Ubezpieczen	7,346	94,813
Tauron Polska Energia	244,842	236,774
Trakcja	36,824	78,100
Zespol Elektrowni Patnow Adamow Konin	9,427	32,503

		3,034,527

PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R *	794,974	237,525
Banco Espirito Santo * (D) (E) (F)	66,989	—
CTT-Correios de Portugal	23,119	136,159

COMMON STOCK — continued
	Shares	Value
PORTUGAL (continued)
EDP — Energias de Portugal	51,164	$182,550
Galp Energia SGPS	12,796	237,890
Jeronimo Martins SGPS	10,329	187,695
Mota-Engil SGPS	121,064	486,242
Navigator	46,046	234,875
NOS SGPS	37,360	223,861
Pharol SGPS *	220,092	109,215
REN — Redes Energeticas Nacionais SGPS	5,278	16,766
Semapa-Sociedade de Investimento e Gestao	2,573	51,446

		2,104,224

PUERTO RICO — 0.1%
OFG Bancorp (C)	17,400	154,860
Popular	4,500	165,060
Triple-S Management, Cl B *	10,700	256,907

		576,827

RUSSIA — 0.7%
Gazprom Neft PJSC ADR	8,357	174,243
Lenta GDR *	4,460	28,143
LUKOIL PJSC ADR	31,399	1,666,223
Magnit PJSC GDR	638	18,055
Magnitogorsk Iron & Steel GDR	8,490	82,693
Mail.Ru Group GDR *	2,136	69,420
MegaFon PJSC GDR	3,302	34,506
Mobile TeleSystems PJSC ADR (C)	12,200	129,442
Novatek GDR	1,875	213,937
Novolipetsk Steel GDR	2,703	62,304
PhosAgro PJSC GDR	3,200	44,000
QIWI ADR	4,700	79,947
Rostelecom ADR	15,333	107,791
Sberbank of Russia PJSC ADR	184,800	2,651,880
Severstal PJSC GDR	13,900	214,007
Surgutneftegas ADR	23,300	115,568
Tatneft PJSC ADR	21,300	958,500
VTB Bank PJSC GDR	79,310	164,172
X5 Retail Group GDR *	16,420	674,862

		7,489,693

SINGAPORE — 0.4%
Ascendas ‡	92,000	184,931
CapitaLand Mall Trust ‡	66,000	97,806
City Developments	6,600	62,654
ComfortDelGro	21,000	31,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
SINGAPORE (continued)
Cordlife Group	46,200	$26,606
Dairy Farm International Holdings	30,700	251,126
DBS Group Holdings	17,000	284,102
Ezion Holdings *(D) (E)	171,200	19,794
Flex *	90,433	1,609,707
Genting Singapore	256,000	229,125
Haw Par	9,100	81,447
Hutchison Port Holdings Trust, Cl U	100,500	43,215
Keppel ‡	47,560	40,997
Keppel Infrastructure Trust	124,000	50,488
M1	55,000	72,629
Olam International	55,500	95,683
Raffles Medical Group	35,200	29,181
SATS	19,700	67,926
Sheng Siong Group	70,400	48,806
Singapore Airlines	6,400	48,220
Singapore Post	96,000	90,500
Singapore Press Holdings	84,300	166,980
Singapore Technologies Engineering	31,000	79,143
Singapore Telecommunications	105,800	291,064
Suntec ‡	27,900	39,913
United Overseas Bank	6,900	124,626
Wilmar International	102,700	255,413

		4,423,202

SOUTH AFRICA — 0.7%
AECI	21,789	162,877
Allied Electronics, Cl A *	11,536	10,036
AngloGold Ashanti	4,578	42,200
Ascendis Health	39,312	48,630
Attacq *	32,169	42,433
AVI	8,181	57,081
Bid	11,047	242,993
Bidvest Group	8,574	104,001
Blue Label Telecoms	34,283	41,827
Capitec Bank Holdings	3,687	245,085
Clicks Group	18,128	203,131
Comair	22,655	9,053
Combined Motor Holdings	9,963	18,659
Corporate Real Estate ‡	90,826	30,771
EOH Holdings	6,099	45,470
FirstRand	128,312	465,104

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA (continued)
Gold Fields	17,127	$68,369
Group	22,117	192,047
Growthpoint Properties ‡	65,462	113,481
Hosken Consolidated Investments	7,904	69,270
Hulamin	178,974	91,140
KAP Industrial Holdings	85,302	51,282
Kumba Iron Ore	12,085	232,490
Life Healthcare Group Holdings	40,513	75,073
Mediclinic International	14,317	110,313
Merafe Resources	110,340	13,891
MiX Telematics ADR	3,265	33,238
MMI Holdings	15,937	21,191
Mondi	9,268	222,314
Mr Price Group	16,401	203,291
Naspers, Cl N	11,264	2,744,548
Netcare	49,850	87,756
Novus Holdings	1,401	694
Raubex Group	4,746	6,814
Remgro	11,726	177,481
Resilient ‡	10,542	105,012
Reunert	7,986	39,278
RMB Holdings	20,680	91,415
Sappi	18,058	120,951
Sasol	6,242	182,628
Sibanye Gold	11,466	14,849
SPAR Group	1,707	20,085
Standard Bank Group	53,971	626,027
Steinhoff International Holdings	11,058	48,029
Stenprop	29,724	42,866
Telkom SOC	21,436	80,294
Texton Property Fund ‡	92,227	43,704
Tiger Brands	4,784	130,607
Tongaat Hulett	3,919	31,998
Vodacom Group	8,826	95,884
Vukile Property Fund ‡	28,205	39,299
Wilson Bayly Holmes-Ovcon	11,880	127,297

		8,124,257

SOUTH KOREA — 2.9%
Amorepacific	3,564	998,881
AMOREPACIFIC Group	792	101,443
BGF retail (D) (E)	756	53,376
Busan City Gas	391	12,826
Celltrion *	3,413	527,326

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Cheil Worldwide	3,148	$58,445
CJ	523	87,062
CJ CheilJedang	430	140,474
CJ Logistics *	370	51,850
Coway	1,481	128,622
CrystalGenomics *	3,151	42,750
Daewon San Up	6,987	46,586
Daewoo Engineering & Construction *	9,587	62,895
Dong-A ST, Cl A	599	47,798
Dongbu Insurance	988	62,172
Dongil Industries	125	7,085
Dongkuk Steel Mill	4,661	45,139
Dongsuh	1,830	44,919
E-MART	703	140,556
Fila Korea	821	49,611
Green Cross	1,680	316,401
GS Engineering & Construction *	2,698	62,613
GS Holdings	8,010	473,300
GS Retail	1,656	49,369
Halla Holdings	736	44,475
Hanmi Science *	1,614	132,249
Hansae	2,944	68,453
Hansol Chemical	671	44,200
Hanssem	329	50,069
Hanwha Life Insurance	6,954	49,159
Hanwha Techwin	1,602	54,909
Hotel Shilla	2,161	151,030
Hyosung	1,126	135,178
Hyundai Department Store	600	49,002
Hyundai Marine & Fire Insurance	28,741	1,163,390
Hyundai Merchant Marine *	7,033	46,453
Hyundai Mobis	769	182,924
Hyundai Motor	3,460	497,220
Hyundai Rotem *	2,876	50,314
Hyundai Steel	2,150	110,345
Industrial Bank of Korea	5,256	72,013
ING Life Insurance Korea (B)	6,292	269,573
JB Financial Group	7,133	37,500
Kangnam Jevisco	214	6,972
Kangwon Land	3,083	94,387
KB Financial Group	5,300	276,271
KB Financial Group ADR	8,400	441,084

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
KCC	217	$75,539
KEPCO Plant Service & Engineering	1,117	41,176
Kia Motors	2,565	81,047
Koh Young Technology	3,757	257,542
Kolon Industries	936	63,244
Korea Electric Power	15,759	551,393
Korea Real Estate Investment & Trust	16,991	50,350
Korea Zinc	399	182,343
Korean Air Lines *	2,371	66,981
Korean Reinsurance	3,993	39,917
KT ADR	34,733	499,808
KT&G	13,021	1,231,960
LG	2,366	181,618
LG Chemical	926	333,504
LG Display	8,085	211,443
LG Display ADR	14,541	188,888
LG Electronics	8,342	677,576
Lotte	1,214	80,727
Lotte Chemical	400	131,923
Lotte Chilsung Beverage	48	59,253
Lotte Confectionery *	100	16,602
LOTTE Fine Chemical	1,448	52,021
LS	1,669	117,687
Macquarie Korea Infrastructure Fund	19,487	148,194
Mando	224	65,280
Medy-Tox	1,048	396,151
Meritz Fire & Marine Insurance	2,426	55,651
Mi Chang Oil Industrial	138	10,729
NAVER	747	596,080
Netmarble Games * (B)	1,180	183,264
NongShim	172	53,349
Orion *	769	72,758
Orion Holdings	400	9,194
Poongsan	1,301	56,959
POSCO	1,045	303,608
Posco ICT	12,756	80,042
S&T Holdings	1,394	20,592
S-1	746	60,993
Samsung Biologics * (B)	1,110	380,452
Samsung C&T	1,168	154,295
Samsung Card	1,780	58,229

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Samsung Electronics	3,155	$7,755,496
Samsung Electronics GDR	960	1,183,680
Samsung Engineering *	6,323	68,854
Samsung Fire & Marine Insurance	797	194,208
Samsung Life Insurance	1,874	225,813
Samsung SDI	4,487	825,030
Samsung SDS	3,558	657,389
SeAH Holdings	447	62,840
Sewon Precision Industry	4,119	62,869
Shinhan Financial Group	17,034	763,250
Shinsegae	255	52,122
SK Chemicals	1,021	67,347
SK Holdings	1,838	474,942
SK Hynix	26,376	1,935,205
SK Innovation	4,562	834,748
SK Materials	408	68,282
SK Telecom	702	165,420
SK Telecom ADR	26,055	681,078
SKC	2,119	75,182
S-Oil	2,522	289,264
Woori Bank	6,791	99,409
Yuhan	1,596	290,609

		32,370,068

SPAIN — 0.9%
Abertis Infraestructuras	14,402	311,533
Aena SME (B)	17,765	3,259,234
Almirall	9,931	96,131
Amadeus IT Group, Cl A	10,393	705,191
Axiare Patrimonio SOCIMI ‡	3,989	74,810
Bankia	30,143	143,924
Bankinter	8,632	81,476
Bolsas y Mercados Espanoles SHMSF	1,698	58,339
CaixaBank	44,860	209,961
Cellnex Telecom (B)	4,989	123,871
Distribuidora Internacional de Alimentacion	139,500	682,485
Ebro Foods	13,367	321,610
Enagas	5,059	145,733
Ercros	34,470	111,584
Ferrovial	8,886	193,043
Grifols	16,838	527,119
Grupo Catalana Occidente	3,014	126,847

COMMON STOCK — continued
	Shares	Value
SPAIN (continued)
Hispania Activos Inmobiliarios SOCIMI ‡	9,063	$156,297
Iberdrola	27,869	225,230
Industria de Diseno Textil	14,801	553,348
Lar Espana Real Estate Socimi ‡	7,310	71,731
Merlin Properties Socimi ‡	9,897	130,618
Red Electrica	16,828	372,636
Repsol	24,950	467,478
Tecnicas Reunidas	742	23,881
Telefonica	46,391	486,671
Tubacex *	71,382	253,605
Vidrala	1,121	101,526

		10,015,912

SWEDEN — 0.8%
Ahlsell (B)	49,560	327,967
Assa Abloy, Cl B	6,651	140,382
Atrium Ljungberg, Cl B	3,546	58,792
Attendo (B)	7,391	86,918
Autoliv (C)	1,934	241,479
Axfood	9,380	169,636
BillerudKorsnas	9,996	172,060
BioGaia, Cl B	1,360	49,467
Boliden	4,034	141,186
Capio (B)	8,334	42,408
Castellum	12,285	197,079
Com Hem Holding	45,597	684,637
D Carnegie, Cl B *	3,963	54,794
Dometic Group (B)	13,847	120,414
Elekta, Cl B	17,533	168,594
Essity, Cl B *	11,785	352,354
Fabege	4,281	90,410
Hennes & Mauritz, Cl B	9,917	249,001
Hexpol	16,200	163,903
Holmen, Cl B	4,046	198,877
Hufvudstaden, Cl A	7,488	123,255
ICA Gruppen	2,088	77,019
Industrivarden, Cl A	2,480	67,305
Industrivarden, Cl C	3,779	97,142
International Petroleum *	3,622	15,792
Kindred Group	7,720	98,579
Kungsleden	12,978	92,626
L E Lundbergforetagen, Cl B	807	62,995
Lifco, Cl B	4,050	145,133

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
SWEDEN (continued)
Lundin Petroleum *	10,867	$255,590
Medivir, Cl B *	4,980	39,856
Mycronic	6,629	78,788
NetEnt	13,439	106,512
Nordea Bank	15,933	192,605
Pandox, Cl B	4,547	82,884
RaySearch Laboratories	1,629	36,096
Saab, Cl B	7,274	371,709
SAS *	131,148	405,742
Securitas, Cl B	8,623	151,310
Skanska, Cl B	6,356	139,470
SKF, Cl B	4,224	98,238
Svenska Cellulosa SCA, Cl B	11,785	110,647
Svenska Handelsbanken, Cl A	7,273	104,252
Swedbank, Cl A	26,358	654,255
Swedish Match	1,677	63,181
Telefonaktiebolaget LM Ericsson, Cl A	16,111	101,708
Telefonaktiebolaget LM Ericsson, Cl B	47,623	299,789
Telia	92,128	426,434
Thule Group (B)	3,098	69,312
Vitrolife	1,845	147,439
Volvo, Cl B	7,150	141,691
Wihlborgs Fastigheter	2,520	59,842

		8,627,554

SWITZERLAND — 3.2%
Allreal Holding	1,039	173,713
Ascom Holding	5,181	118,665
Baloise Holding	5,166	814,526
Bobst Group	1,677	179,189
Bucher Industries	1,653	647,017
Burckhardt Compression Holding	264	78,659
Cie Financiere Richemont	39,020	3,598,296
Comet Holding	800	125,735
Credit Suisse Group	239,973	3,783,667
dormakaba Holding	343	339,338
EMS-Chemie Holding	499	327,115
Ferguson	1,455	101,744
Geberit	1,034	468,054
Givaudan	225	502,481
Inficon Holding	191	118,603
Julius Baer Group	37,203	2,200,147

COMMON STOCK — continued
	Shares	Value
SWITZERLAND (continued)
Kuehne + Nagel International	9,448	$1,649,718
LafargeHolcim	49,370	2,788,553
Mobimo Holding	450	113,667
Nestle	33,470	2,814,748
Novartis	11,522	949,339
Partners Group Holding	319	214,553
Roche Holding	3,391	783,467
Schindler Holding	1,683	381,423
SGS	161	397,638
Sika	41	303,498
STMicroelectronics	38,327	902,726
Straumann Holding	636	444,017
Sunrise Communications Group (B)	863	71,798
Swatch Group	4,001	519,366
Swiss Life Holding	4,257	1,479,805
Swiss Prime Site	2,633	224,728
Swiss Re	3,643	342,701
Swisscom	928	468,814
TE Connectivity	35,700	3,247,629
Temenos Group	25,027	2,889,902
UBS Group	3,977	67,689
Valora Holding	210	67,306
Vontobel Holding	2,109	131,172
Zurich Insurance Group	1,478	451,111

		35,282,317

TAIWAN — 1.3%
Airmate Cayman International	55,000	51,518
AU Optronics	87,000	35,626
AU Optronics ADR (C)	54,841	225,397
Cal-Comp Electronics Thailand	678,000	70,814
Cathay Financial Holding	395,516	653,084
Cheng Shin Rubber Industry	61,000	120,344
Chia Chang	11,000	8,753
Chicony Electronics	19,381	48,518
China Airlines *	191,000	77,896
China Steel	179,520	146,130
China Steel Chemical	24,000	95,890
Chunghwa Telecom	214,000	730,848
CTBC Financial Holding	117,915	75,457
CTCI	39,000	60,454
E Ink Holdings	336,000	469,026
E.Sun Financial Holding	101,432	61,714
Eclat Textile	5,216	62,347

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
Epistar	34,000	$55,014
Eva Airways	44,341	21,833
Far Eastern New Century	102,939	88,230
Far EasTone Telecommunications	5,000	11,738
Feng TAY Enterprise	10,080	45,454
First Financial Holding	111,919	72,177
Formosa Petrochemical	70,000	244,865
Formosa Plastics	135,200	411,972
Fubon Financial Holding	182,000	289,962
General Interface Solution Holding	1,000	9,168
HannStar Display	180,000	69,829
Hon Hai Precision Industry	443,015	1,645,176
Hon Hai Precision Industry GDR	120,590	903,219
Hota Industrial Manufacturing	15,957	74,337
Hua Nan Financial Holdings	102,589	56,126
Huaku Development	36,000	80,810
King Slide Works	5,000	66,894
Largan Precision	867	164,290
Lien Hwa Industrial	86,100	91,354
Makalot Industrial	6,209	28,719
MediaTek	53,624	608,970
Mega Financial Holding	75,683	59,473
Namchow Holdings	27,000	54,520
Novatek Microelectronics	26,000	96,122
OBI Pharma *	5,000	28,515
Parade Technologies	11,654	189,535
Pegatron	46,000	118,968
Pou Chen	146,000	183,955
Powertech Technology	73,000	228,250
SinoPac Financial Holdings	244,518	74,994
St. Shine Optical	3,000	73,310
Taiwan Cement	65,000	72,199
Taiwan Cooperative Financial Holding	138,864	75,050
Taiwan Semiconductor Manufacturing	99,000	797,659
Taiwan Semiconductor Manufacturing ADR	88,078	3,728,342
Tatung *	257,000	118,447
Teco Electric and Machinery	82,000	76,536
TTY Biopharm	15,000	46,304
Uni-President Enterprises	191,059	399,102
United Microelectronics	16,000	8,223

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
United Microelectronics ADR	71,433	$185,726
Voltronic Power Technology	3,150	59,325
Yungtay Engineering	30,000	59,683

		14,768,191

THAILAND — 0.8%
AAPICO Hitech NVDR	20,600	22,789
Advanced Info Service	46,600	272,839
Airports of Thailand NVDR	109,644	196,382
Amata B.Grimm Power Plant Infrasture Fund	42,000	10,873
Bangchak	480,000	603,251
Bangchak NVDR	62,300	78,297
Bangkok Bank	28,800	171,126
Bangkok Bank NVDR	8,300	48,221
Bangkok Chain Hospital	175,300	87,070
Bangkok Dusit Medical Services, Cl F	182,000	116,147
Bangkok Expressway & Metro	468,225	109,938
Bangkok Land	1,300,600	72,430
Bank of Ayudhya	20,000	23,329
Banpu Power	78,300	72,478
Berli Jucker	65,200	105,003
BTS Group Holdings	294,000	75,226
Cal-Comp Electronics Thailand	171,900	18,008
Central Plaza Hotel	44,700	61,560
CP ALL	51,600	108,730
Diamond Building Products NVDR	45,600	7,893
Electricity Generating	17,800	123,239
Fabrinet *	5,700	211,926
G J Steel NVDR *	1,635,400	20,676
GFPT	315,600	175,756
Hana Microelectronics	55,700	81,739
Hana Microelectronics NVDR	44,800	65,744
Home Product Center	156,100	60,147
Inoue Rubber Thailand NVDR	25,900	18,322
Kang Yong Electric NVDR	1,000	14,268
Kasikornbank	16,900	115,990
Kasikornbank NVDR	39,148	259,258
KCE Electronics	25,600	77,062
Kiatnakin Bank NVDR	28,700	65,443
Krung Thai Bank	1,138,200	623,577
Krung Thai Bank NVDR	316,000	173,125
Major Cineplex Group	22,500	22,012

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Minor International NVDR	227,777	$296,549
Muramoto Electron Thailand NVDR	2,100	14,729
Noble Development NVDR	28,300	11,245
Pruksa Holding	116,200	88,322
PTT	15,000	189,645
PTT NVDR	53,200	672,607
PTT Exploration & Production NVDR	69,100	179,406
Ratchaburi Electricity Generating Holding	43,900	73,673
Robinson	33,100	73,982
Samart	139,300	53,674
Sena Development	112,931	13,054
Siam Cement	9,000	132,209
Siam Cement NVDR	30,600	451,355
Siam City Cement	7,126	59,848
Siam Global House	160,335	88,324
Sino-Thai Engineering & Construction	41,400	30,907
Star Petroleum Refining NVDR	170,800	89,462
Supalai	82,200	60,871
Superblock *	639,000	24,044
Susco Public	476,600	58,717
SVI	428,500	67,074
Thai Beverage	123,800	89,006
Thai Oil	32,700	100,403
Thai Oil NVDR	12,100	37,152
Thai Rayon NVDR	40,400	69,320
Thai Stanley Electric NVDR	1,700	11,514
Thai Union Group, Cl F	147,200	81,088
Thai Vegetable Oil NVDR	8,600	7,184
Thaicom	98,000	40,710
Thanachart Capital	428,100	705,553
Thanachart Capital NVDR	213,700	352,200
TICON Freehold & Leasehold Real Estate Investment Trust ‡	32,200	9,984
Tipco Asphalt	80,100	211,583
TPI Polene	711,800	47,996
TTW *	81,600	26,774
Vibhavadi Medical Center	729,600	61,056
WHA	659,400	76,222

		9,027,316

COMMON STOCK — continued
	Shares	Value
TURKEY — 0.4%
Akbank Turk	157,687	$416,087
Albaraka Turk Katilim Bankasi	228,139	78,180
Anadolu Cam Sanayii	110,695	69,740
Arcelik	19,573	106,906
Aygaz	11,636	49,414
Besiktas Futbol Yatirimlari Sanayi ve Ticaret *	28,955	34,424
BIM Birlesik Magazalar	5,949	121,299
DO & CO	675	35,854
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	199,185	138,616
Enka Insaat ve Sanayi	90,816	137,653
Eregli Demir ve Celik Fabrikalari	132,993	312,013
Haci Omer Sabanci Holding	16,542	45,960
Is Gayrimenkul Yatirim Ortakligi ‡	82,649	28,976
Iskenderun Demir ve Celik	23,433	26,376
Migros Ticaret *	6,490	44,652
Petkim Petrokimya Holding	20,356	35,630
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	103,884	100,775
TAV Havalimanlari Holding	12,899	64,163
Torunlar Gayrimenkul Yatirim Ortakligi ‡	19,038	33,122
Tupras Turkiye Petrol Rafinerileri	8,108	291,743
Turk Hava Yollari AO *	1	4
Turkcell Iletisim Hizmetleri	188,260	703,205
Turkiye Garanti Bankasi	163,336	449,077
Turkiye Halk Bankasi	46,884	136,689
Turkiye Is Bankasi, Cl C	118,822	223,640
Turkiye Vakiflar Bankasi TAO, Cl D	166,789	278,308
Ulker Biskuvi Sanayi	6,658	35,523

		3,998,029

UNITED ARAB EMIRATES — 0.1%
DP World	8,754	207,907
Emaar Properties PJSC	181,019	408,601

		616,508

UNITED KINGDOM — 4.7%
3i Group PLC	17,332	221,216
Abcam PLC	28,122	371,633
Admiral Group PLC	9,284	237,239
Aon PLC	2,595	372,201
Assura PLC ‡	140,452	112,671
AstraZeneca PLC	15,857	1,059,759

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Auto Trader Group PLC (B)	36,216	$164,743
AVEVA Group PLC	3,184	106,693
Aviva PLC	25,237	169,268
B&M European Value Retail PLC	93,595	493,875
Babcock International Group PLC	5,449	58,765
BAE Systems PLC	143,908	1,134,360
Balfour Beatty PLC	138,300	503,290
Barclays PLC	198,100	489,245
Barratt Developments PLC	217,285	1,888,795
Bellway PLC	6,154	298,329
Berkeley Group Holdings PLC	4,003	198,893
Big Yellow Group PLC ‡	12,270	126,704
BP PLC	222,955	1,510,786
BT Group PLC, Cl A	134,739	465,814
BTG PLC *	16,819	168,429
Bunzl PLC	15,439	480,848
Burford Capital	27,239	448,599
Carnival PLC	2,439	160,704
Centamin PLC	58,701	108,603
Clinigen Group PLC	27,150	424,416
Coca-Cola European Partners PLC	2,100	85,806
Compass Group PLC	27,493	603,588
Computacenter PLC	6,175	81,603
Croda International PLC	17,716	984,471
Daily Mail & General Trust PLC, Cl A	5,957	54,868
DCC PLC	2,000	189,659
Dechra Pharmaceuticals PLC	18,256	498,510
Delphi Automotive PLC	3,143	312,351
Diageo PLC	69,181	2,363,215
Dignity PLC	1,456	46,855
Direct Line Insurance Group PLC	26,400	130,329
Domino’s Pizza Group PLC	327,194	1,458,821
Dunelm Group PLC	30,767	299,117
easyJet PLC	131,172	2,332,744
Electrocomponents PLC	31,086	286,736
Elementis PLC	44,568	168,285
Fenner PLC	50,981	233,431
Fidessa Group PLC	2,409	72,821
Firstgroup PLC *	32,913	48,085
Fresnillo PLC	6,275	108,510
Games Workshop Group PLC	6,713	202,389
GKN PLC	32,954	138,744

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
GlaxoSmithKline PLC	33,684	$607,308
Globaltrans Investment PLC GDR	14,628	135,163
Grainger PLC	35,864	132,609
Great Portland Estates PLC ‡	11,661	96,255
Greene King PLC	6,253	44,929
Halma PLC	14,771	231,885
Hammerson PLC ‡	32,151	223,754
Hansteen Holdings PLC ‡	70,423	128,139
Hikma Pharmaceuticals PLC	7,712	119,224
Howden Joinery Group PLC	8,109	44,167
HSBC Holdings PLC	83,882	818,065
Imperial Brands PLC	17,454	711,786
Indivior PLC	31,217	154,068
Informa PLC	12,273	113,613
Intertek Group PLC	7,299	525,906
ITV PLC	36,898	80,615
John Wood Group PLC	9,609	90,803
Just Eat PLC *	18,210	188,647
Keywords Studios PLC	11,216	238,046
Kingfisher PLC	25,314	105,098
Land Securities Group ‡	22,980	294,831
Legal & General Group PLC	31,848	112,938
Lloyds Banking Group PLC	5,541,654	5,026,225
London Stock Exchange Group PLC	2,199	109,843
LondonMetric Property PLC ‡	55,645	130,368
Marshalls PLC	16,070	101,743
Merlin Entertainments PLC	9,844	49,525
Micro Focus International	7,671	269,478
MMC Norilsk Nickel PJSC ADR	19,805	364,412
Moneysupermarket.com Group PLC	21,097	91,037
National Grid PLC	66,519	800,423
Oxford Instruments PLC	4,810	60,722
Paddy Power Betfair PLC	490	50,143
Pennon Group PLC	34,216	360,824
Phoenix Group Holdings PLC	5,485	55,146
Playtech PLC	11,731	153,312
Polymetal International PLC	9,103	105,728
Randgold Resources PLC	4,157	408,285
Reckitt Benckiser Group PLC	14,702	1,315,102
RELX PLC	8,329	191,706
Renishaw PLC	1,877	123,525
Rentokil Initial PLC	148,896	664,063

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Rio Tinto PLC	19,358	$912,327
Royal Mail PLC	10,739	53,400
RPC Group PLC	12,466	156,046
RSA Insurance Group PLC	10,202	85,228
Sage Group PLC	48,686	482,056
Savills PLC	11,581	143,507
Scapa Group PLC	83,686	534,618
SDL PLC	7,627	54,498
Segro PLC ‡	35,900	258,905
Severn Trent PLC	15,324	429,641
Shaftesbury PLC ‡	10,627	139,731
Shire PLC	7,486	369,960
Sky PLC	14,520	181,854
Sophos Group PLC (B)	69,494	573,171
Spirax-Sarco Engineering PLC	4,498	337,531
Spirent Communications PLC	26,600	34,887
SSP Group PLC	33,665	261,565
St. James’s Place PLC	4,859	75,957
Standard Life PLC	18,728	106,906
Stock Spirits Group PLC	65,465	219,106
SuperGroup PLC	8,354	205,707
Synthomer PLC	23,292	151,489
Tate & Lyle PLC	12,672	108,808
Tritax Big Box PLC ‡	72,485	141,807
UBM PLC	6,771	63,265
Ultra Electronics Holdings PLC	2,889	69,987
Unilever PLC	10,549	598,182
UNITE Group PLC ‡	15,858	148,064
United Utilities Group PLC	39,152	433,156
Vesuvius PLC	85,745	669,625
Victrex PLC	6,120	194,915
Vodafone Group PLC	570,122	1,632,533
WH Smith PLC	8,647	235,087
Whitbread PLC	1,865	91,475
William Hill PLC	50,776	174,259
Worldpay Group PLC (B)	59,268	319,589
WPP PLC	190,865	3,381,641

		52,136,758

UNITED STATES — 43.5%
Consumer Discretionary — 5.6%
Adtalem Global Education	19,200	709,440
Advance Auto Parts	3,967	324,263
Altice USA, Cl A * (C)	41,952	993,423

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Amazon.com *	4,242	$4,688,598
Amcon Distributing	702	63,180
American Eagle Outfitters	13,480	175,510
American Outdoor Brands * (C)	8,000	114,640
Aramark	16,875	737,269
Asbury Automotive Group *	600	36,840
AutoZone *	926	545,877
Bassett Furniture Industries	1,800	69,840
Beazer Homes USA *	24,400	511,912
Big 5 Sporting Goods (C)	8,000	50,800
Big Lots	500	25,655
Bloomin’ Brands	8,100	144,018
BorgWarner	9,500	500,840
Bridgepoint Education *	4,100	39,688
Callaway Golf	8,500	122,655
Canada Goose Holdings * (C)	15,144	325,293
Capella Education	1,600	130,320
Carnival	9,664	641,593
Carriage Services, Cl A	27,507	712,431
Carrols Restaurant Group *	31,063	349,459
Century Casinos *	13,834	114,130
Century Communities *	20,158	575,511
Charter Communications, Cl A *	1,088	363,577
Comcast, Cl A	26,538	956,164
Cooper Tire & Rubber	21,000	688,800
Cooper-Standard Holdings *	1,400	156,072
CSS Industries	2,400	71,952
Dana	7,400	225,626
Deckers Outdoor *	400	27,296
Del Frisco’s Restaurant Group *	12,100	168,190
Dollar General	7,800	630,552
Dollar Tree *	5,389	491,746
DR Horton	21,000	928,410
Entercom Communications, Cl A (C)	33,145	366,252
Entravision Communications, Cl A	15,285	79,482
Finish Line, Cl A	7,800	72,306
Flexsteel Industries	400	20,108
Floor & Decor Holdings, Cl A *	2,200	82,940
Fossil Group *	11,800	92,984
Francesca’s Holdings *	4,600	29,762
Gannett	15,600	135,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
General Motors	46,900	$2,015,762
Gentex	42,000	815,220
Genuine Parts	5,695	502,470
G-III Apparel Group *	17,181	435,367
Goodyear Tire & Rubber	22,600	691,334
Hasbro	9,405	870,809
Haverty Furniture	9,400	224,190
Home Depot	8,212	1,361,385
Houghton Mifflin Harcourt *	31,125	308,137
Interpublic Group of Companies	16,000	308,000
J. Jill *	15,900	81,249
Johnson Outdoors, Cl A	1,600	120,336
K12 *	4,000	64,880
KB Home	8,600	235,898
Kirkland’s *	19,200	224,640
Kohl’s	13,600	567,936
La-Z-Boy, Cl Z	8,100	218,295
Lear	3,400	597,006
LGI Homes * (C)	7,690	463,938
Liberty Tax	8,400	109,620
Lions Gate Entertainment, Cl A *	21,750	631,185
Lions Gate Entertainment, Cl B *	23,100	638,946
LKQ *	19,800	746,262
Lowe’s	4,658	372,407
M/I Homes *	7,700	257,180
Marcus	3,900	105,885
Mattel (C)	54,500	769,540
McDonald’s	13,474	2,248,945
MDC Holdings	7,800	288,912
Meredith	4,648	246,344
Modine Manufacturing *	39,586	833,285
Mohawk Industries *	2,595	679,267
Monro	2,014	99,391
Motorcar Parts of America *	10,070	291,124
Murphy USA *	1,652	122,843
Nautilus *	20,016	260,208
Netflix *	10,776	2,116,730
New Home *	8,900	103,507
New Media Investment Group	9,000	143,730
New York Times, Cl A	59,300	1,132,630
Nexstar Media Group, Cl A	4,546	290,035
NIKE, Cl B	7,024	386,250

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Nutrisystem	3,200	$159,840
Office Depot	175,000	542,500
Omnicom Group	2,100	141,099
O’Reilly Automotive *	713	150,407
Penske Automotive Group	6,738	314,126
Pier 1 Imports	24,000	99,840
PVH	6,195	785,588
RCI Hospitality Holdings	10,300	283,765
Reading International, Cl A *	12,464	195,062
Red Lion Hotels *	22,859	201,159
Red Robin Gourmet Burgers *	2,784	190,426
RH *	2,300	206,816
Rocky Brands	12,300	225,090
Ross Stores	3,920	248,881
Ruth’s Hospitality Group	4,700	99,170
Scholastic	11,000	406,340
Shiloh Industries *	14,800	137,344
Shoe Carnival	7,900	148,283
Sinclair Broadcast Group, Cl A	11,165	353,930
Six Flags Entertainment	10,015	628,842
Sonic Automotive, Cl A	12,500	248,125
Standard Motor Products	2,400	104,808
Starbucks	7,500	411,300
Stoneridge *	32,300	734,502
Tailored Brands	2,200	33,990
Target	3,800	224,352
Taylor Morrison Home, Cl A *	17,400	420,210
TEGNA	70,000	856,100
Tenneco	5,400	313,794
Texas Roadhouse, Cl A	4,600	230,046
Tiffany	10,870	1,017,649
Time	70,000	812,000
Time Warner	3,999	393,062
TJX	34,767	2,426,737
TopBuild *	8,773	578,930
Tower International	16,911	514,094
Townsquare Media, Cl A *	3,396	35,454
Unifi *	4,600	175,030
Unique Fabricating (C)	7,000	60,060
Vera Bradley *	6,400	46,080
Viacom, Cl B	12,900	309,987
Vitamin Shoppe *	5,000	23,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
VOXX International, Cl A *	8,300	$55,610
Walt Disney	7,023	686,920
Whirlpool	4,000	655,720
William Lyon Homes, Cl A *	7,500	208,125
Winnebago Industries	5,100	250,665
Wolverine World Wide	5,768	157,466
Wynn Resorts	13,866	2,045,096
Yum China Holdings	13,650	550,777
Yum! Brands	5,857	436,054
ZAGG *	20,900	327,085

		62,133,538

Consumer Staples — 2.1%
Altria Group	14,296	918,089
Archer-Daniels-Midland	15,300	625,311
Boston Beer, Cl A *	800	142,440
Bunge	5,500	378,290
Campbell Soup	4,000	189,480
Casey’s General Stores	1,610	184,458
Central Garden & Pet, Cl A *	974	35,950
Church & Dwight	13,796	623,165
Clorox	2,000	253,060
Coca-Cola	28,923	1,329,880
Constellation Brands, Cl A	5,274	1,155,481
Costco Wholesale	4,462	718,739
CVS Health	15,900	1,089,627
Dean Foods	34,500	336,375
Estee Lauder, Cl A	2,900	324,249
General Mills	2,600	134,992
Hormel Foods	47,888	1,492,190
Ingles Markets, Cl A	5,600	130,480
J&J Snack Foods	1,300	173,121
John B Sanfilippo & Son	6,749	397,179
Kimberly-Clark	3,465	389,847
Kraft Heinz	25,034	1,935,879
Mannatech	3,300	47,520
McCormick	5,833	580,558
Medifast	1,600	99,840
Natural Health Trends	1,000	19,260
New Age Beverages * (C)	42,229	98,816
Omega Protein	4,400	96,360
PepsiCo	13,868	1,528,670
Philip Morris International	10,300	1,077,792

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Primo Water *	20,254	$222,997
Procter & Gamble	19,710	1,701,761
Sanderson Farms	600	89,742
Seneca Foods, Cl A *	4,400	158,400
Snyder’s-Lance	6,107	229,806
SpartanNash	8,100	198,855
Sysco	16,300	906,606
TreeHouse Foods *	14,375	954,212
Tyson Foods, Cl A	6,900	503,079
USANA Health Sciences *	5,270	346,239
Village Super Market, Cl A	3,400	81,566
Wal-Mart Stores	10,522	918,676

		22,819,037

Energy — 2.4%
Antero Resources *	51,243	994,114
Apache	55,095	2,279,280
Basic Energy Services *	4,725	89,114
Callon Petroleum *	29,299	324,926
Chevron	22,824	2,645,073
Concho Resources *	5,973	801,636
Continental Resources *	18,150	738,887
Energen *	13,580	702,086
EOG Resources	8,400	838,908
Evolution Petroleum	31,483	232,974
ExxonMobil	26,743	2,229,029
Golar LNG	3,400	71,842
Hallador Energy	15,168	78,570
Halliburton	21,200	906,088
Helmerich & Payne (C)	39,279	2,133,243
Independence Contract Drilling *	33,719	109,250
Matrix Service *	5,300	74,730
McDermott International *	86,500	572,630
National Oilwell Varco	12,463	426,110
Nordic American Tankers (C)	4,100	18,204
Occidental Petroleum	11,907	768,835
Pacific Ethanol *	20,300	97,440
Par Pacific Holdings *	3,600	75,564
Patterson-UTI Energy	24,600	486,588
PDC Energy *	7,431	378,461
Penn Virginia *	3,600	140,292
Phillips 66	7,700	701,316
Pioneer Natural Resources	17,317	2,591,835

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
Resolute Energy * (C)	3,632	$109,069
Ring Energy *	68,252	874,308
Schlumberger	18,700	1,196,800
Superior Energy Services *	17,464	154,032
Transocean *	15,000	157,500
Valero Energy	24,437	1,927,835

		25,926,569

Financials — 6.7%
1st Constitution Bancorp	5,100	91,545
AGNC Investment ‡	9,799	197,254
Alleghany *	400	226,488
Allegiance Bancshares *	2,985	117,012
Allstate	3,900	366,054
Ambac Financial Group *	8,200	133,496
American Express	5,600	534,912
American International Group	43,180	2,789,860
American National Bankshares	4,100	160,515
Ameriprise Financial	6,400	1,001,856
Annaly Capital Management ‡	14,548	166,720
Apollo Commercial Real Estate Finance ‡	13,960	252,257
Argo Group International Holdings	900	56,655
ARMOUR Residential ‡	6,200	155,310
Aspen Insurance Holdings	7,700	330,330
Atlantic Capital Bancshares *	14,408	237,012
Axis Capital Holdings	4,200	228,438
BancorpSouth	23,445	740,862
Bank of America	114,000	3,122,460
Bank of Commerce Holdings	14,600	175,200
Banner	8,929	511,810
Bar Harbor Bankshares	7,500	226,725
BB&T	8,700	428,388
Berkshire Hathaway, Cl B *	7,153	1,337,182
Berkshire Hills Bancorp	7,700	294,910
Blue Capital Reinsurance Holdings	6,800	90,100
Boston Private Financial Holdings	9,189	146,105
Bryn Mawr Bank	8,534	374,216
C&F Financial	2,400	139,200
Camden National	5,700	246,069
Capital One Financial	23,120	2,131,202
Carolina Financial	8,978	330,839
CenterState Bank	19,932	530,988

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Central Pacific Financial	16,800	$522,816
Charles Schwab	52,713	2,363,651
Chimera Investment ‡	14,800	270,840
Chubb	3,023	455,929
Cincinnati Financial	8,400	589,428
Citigroup	94,498	6,945,603
Civista Bancshares (C)	10,600	239,242
CME Group, Cl A	2,900	397,793
CNB Financial	9,800	281,750
CNO Financial Group	28,814	690,672
Consumer Portfolio Services *	11,800	51,330
Cowen, Cl A *	9,890	148,350
Crawford, Cl B	9,300	109,554
CYS Investments ‡	21,100	168,800
Dime Community Bancshares	14,019	309,119
Discover Financial Services	4,910	326,662
Dynex Capital ‡	21,100	147,700
Enterprise Financial Services	7,151	311,784
Essent Group *	8,600	366,532
Evans Bancorp (C)	4,874	212,263
Everest Re Group	1,089	258,583
Farmers National Banc	13,900	201,550
Federal Agricultural Mortgage, Cl C	6,100	452,864
Fidelity Southern	10,300	225,879
Fifth Third Bancorp	17,400	502,860
Financial Institutions	7,800	255,840
First American Financial	7,483	407,225
First Bancorp	4,900	152,929
First Busey	4,700	146,264
First Business Financial Services	6,600	146,718
First Commonwealth Financial	21,900	318,864
First Community Bancshares	10,600	316,622
First Defiance Financial	6,800	368,560
First Financial	4,800	228,000
First Hawaiian	22,650	662,286
First Internet Bancorp	4,525	170,592
First Interstate BancSystem, Cl A	8,147	320,177
First Republic Bank	12,396	1,207,370
Flushing Financial	7,600	227,848
FNB	33,794	455,881
FNF Group	7,300	273,166

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
FNFV Group *	17,509	$302,030
Franklin Financial Network *	23,929	820,765
FS Bancorp	4,500	244,260
GAIN Capital Holdings	12,900	95,202
Gladstone Investment	32,600	328,934
Green Bancorp *	15,278	338,408
Guaranty Bancorp	7,031	200,032
Hanmi Financial	11,000	338,250
Hartford Financial Services Group	5,900	324,795
HCI Group	8,200	307,172
Heartland Financial USA	7,201	354,649
Heritage Commerce	26,073	401,003
Heritage Insurance Holdings (C)	25,840	414,474
Hilltop Holdings	11,400	268,584
Hope Bancorp	16,087	296,805
Horizon Bancorp	6,900	189,888
Horizon Technology Finance, Cl C (C)	13,701	144,545
IBERIABANK	4,304	317,420
Independent Bank	19,300	434,250
Intercontinental Exchange	6,500	429,650
International. FCStone *	3,000	124,530
JPMorgan Chase	14,540	1,462,869
KeyCorp	46,435	847,439
Lakeland Bancorp	7,035	144,569
LegacyTexas Financial Group	7,904	315,291
Lincoln National	12,800	969,984
M&T Bank	1,000	166,770
Manning & Napier, Cl A	9,300	33,945
Marsh & McLennan	4,600	372,278
Medallion Financial (C)	11,500	25,185
Mercantile Bank	4,000	144,400
Meridian Bancorp	6,700	131,990
MidSouth Bancorp	9,900	129,690
MidWestOne Financial Group	5,497	193,549
Mortgage Investment Trust ‡	11,000	206,910
MTGE Investment ‡	6,800	123,080
Nasdaq	11,230	815,859
National Commerce *	5,128	208,966
National Western Life Group, Cl A	800	286,064
New Mountain Finance	14,800	207,940
New Residential Investment ‡	16,900	297,947

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
New York Community Bancorp	16,100	$202,216
New York Mortgage Trust ‡	31,200	188,136
Newtek Business Services (C)	7,280	124,998
Northeast Bancorp	11,300	290,975
Northern Trust	8,300	776,216
Northrim BanCorp	5,400	175,500
Old Line Bancshares	3,800	114,570
OM Asset Management	7,000	106,960
OneMain Holdings, Cl A *	10,992	349,216
Pacific Premier Bancorp *	14,539	587,376
Parke Bancorp (C)	8,833	190,351
PennantPark Investment	29,300	218,871
Peoples Bancorp	13,100	433,872
Peoples Bancorp of North Carolina (C)	900	30,681
Piper Jaffray	300	21,930
PNC Financial Services Group	4,000	547,160
Preferred Bank	16,502	1,018,668
Primerica	6,536	578,436
Raymond James Financial	8,000	678,240
Regional Management *	10,400	256,776
Republic Bancorp, Cl A	2,600	102,232
S&T Bancorp	3,400	139,026
Selective Insurance Group	6,544	390,022
Shore Bancshares	3,307	54,433
Sierra Bancorp	9,500	251,370
Signature Bank *	1,402	182,274
Southern National Bancorp of Virginia	7,600	124,108
State Bank Financial	13,421	388,001
Stifel Financial	2,939	155,855
SunTrust Banks	5,700	343,197
SVB Financial Group *	9,936	2,178,766
Third Point Reinsurance *	24,400	407,480
Tiptree	13,800	91,770
Torchmark	4,100	344,933
Travelers	2,600	344,370
TriCo Bancshares	5,700	236,094
Triumph Bancorp *	16,292	505,052
UMB Financial	9,220	677,947
Umpqua Holdings	15,795	323,166
United Community Banks	15,123	414,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
United Financial Bancorp	8,500	$155,635
United Insurance Holdings	7,600	119,624
Universal Insurance Holdings	10,700	255,195
US Bancorp	10,115	550,054
Veritex Holdings *	11,195	295,100
Wells Fargo	18,171	1,020,120
West Bancorporation	5,500	134,475
Willis Towers Watson	15,760	2,538,621
Wintrust Financial	5,761	468,312
WR Berkley	3,400	233,172

		74,158,462

Health Care — 5.8%
AbbVie	4,300	388,075
Abeona Therapeutics * (C)	8,365	150,152
Aceto	9,900	99,693
Achillion Pharmaceuticals *	31,000	124,620
Adamas Pharmaceuticals * (C)	5,935	146,357
Aduro Biotech *	3,800	30,210
Advaxis * (C)	11,707	39,804
Adverum Biotechnologies *	16,300	52,975
Aetna	2,800	476,084
Agenus * (C)	20,521	75,107
Akebia Therapeutics *	2,800	50,820
Allergan	6,907	1,224,128
Allscripts Healthcare Solutions *	6,600	88,968
AMAG Pharmaceuticals *	11,800	185,260
Amgen	12,899	2,260,163
Amicus Therapeutics *	10,200	145,248
Analogic	500	40,150
AngioDynamics *	2,100	35,637
ANI Pharmaceuticals *	8,528	495,306
Antares Pharma *	64,913	118,142
Applied Genetic Technologies *	35,400	120,360
Arena Pharmaceuticals *	4,400	123,332
AtriCure *	13,695	293,621
Audentes Therapeutics *	5,200	138,268
AxoGen *	22,631	465,067
Becton Dickinson	4,783	998,069
Bellicum Pharmaceuticals * (C)	5,274	49,681
BioCryst Pharmaceuticals *	14,837	66,766
BioSpecifics Technologies *	4,755	217,636
BioTelemetry *	17,230	500,531

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Boston Scientific *	4,500	$126,630
Bristol-Myers Squibb	19,939	1,229,439
Calithera Biosciences *	11,052	177,937
Cambrex *	3,400	147,050
Cara Therapeutics * (C)	8,296	104,032
Cardiovascular Systems *	3,722	89,588
Celgene *	22,510	2,272,835
Celldex Therapeutics *	20,500	50,020
Cempra *	23,400	53,820
Centene *	3,600	337,212
Chimerix *	22,400	110,208
Cigna	1,700	335,274
Clovis Oncology *	200	15,074
Computer Programs & Systems (C)	3,400	102,510
Conatus Pharmaceuticals *	4,200	19,278
Concert Pharmaceuticals *	10,398	177,286
Cooper Companies	1,700	408,442
Corbus Pharmaceuticals Holdings * (C)	9,811	69,658
Corcept Therapeutics *	1,400	27,566
Cotiviti Holdings *	4,100	144,156
CR Bard	3,892	1,272,956
Cross Country Healthcare *	23,251	317,376
CryoLife *	14,226	276,696
CryoPort * (C)	30,175	236,874
Curis *	25,505	40,298
Cutera *	14,453	568,003
Cymabay Therapeutics *	9,904	91,414
Cytokinetics *	19,205	262,148
CytomX Therapeutics *	9,500	190,000
Danaher	4,500	415,215
DENTSPLY SIRONA	16,615	1,014,678
Diplomat Pharmacy *	7,859	165,432
Eagle Pharmaceuticals * (C)	3,900	209,625
Editas Medicine *	7,000	173,600
Edwards Lifesciences *	1,986	203,029
Eli Lilly	12,363	1,013,024
Emergent BioSolutions *	6,900	282,831
Ensign Group	13,600	313,888
Enzo Biochem *	27,227	268,186
Exactech *	6,600	276,210
Express Scripts Holding *	15,720	963,479

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
FibroGen *	5,000	$279,250
Flexion Therapeutics * (C)	9,540	209,975
FONAR *	17,498	558,186
GenMark Diagnostics *	22,318	166,269
Haemonetics *	1,500	71,340
Halyard Health *	6,724	283,417
HCA Healthcare *	11,500	869,975
Henry Schein *	6,560	515,616
Heska *	5,770	562,575
Ignyta *	10,409	160,299
Illumina *	6,262	1,284,900
Immune Design *	14,027	69,434
ImmunoGen * (C)	18,836	109,249
Immunomedics * (C)	8,323	89,223
INC Research Holdings, Cl A *	2,000	114,300
Incyte *	9,328	1,056,396
Infinity Pharmaceuticals *	21,900	51,027
Innoviva *	5,000	61,200
Inovio Pharmaceuticals * (C)	21,722	126,639
Integer Holdings *	8,400	408,240
Intersect ENT *	15,881	470,872
Intuitive Surgical *	4,656	1,747,676
Invitae * (C)	23,385	197,369
Iovance Biotherapeutics *	15,383	119,603
Jazz Pharmaceuticals *	3,300	467,049
Johnson & Johnson	20,700	2,885,787
La Jolla Pharmaceutical *	7,644	262,648
Laboratory Corp of America Holdings *	4,800	737,808
Lannett * (C)	17,800	354,220
Lantheus Holdings *	27,400	545,260
LeMaitre Vascular	16,300	521,763
Ligand Pharmaceuticals *	900	130,815
LivaNova *	752	55,573
Masimo *	5,400	473,904
Medtronic	7,100	571,692
Merck	40,427	2,227,123
Molina Healthcare *	1,700	115,311
MyoKardia *	4,500	173,025
Natus Medical *	4,104	174,010
NeoGenomics *	62,542	542,239
NewLink Genetics * (C)	5,403	50,572

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Novocure *	6,800	$146,880
Nuvectra *	14,000	196,140
Obalon Therapeutics *	3,993	33,661
Ophthotech *	33,400	77,822
Paratek Pharmaceuticals *	11,157	238,760
Patterson	20,500	758,500
PDL BioPharma *	13,700	40,552
Pfenex *	28,900	91,324
Pfizer	62,547	2,192,898
PharMerica *	2,100	61,530
Portola Pharmaceuticals, Cl A *	4,200	207,522
PRA Health Sciences *	18,300	1,490,169
Progenics Pharmaceuticals *	67,206	416,005
Psychemedics	1,800	31,500
PTC Therapeutics *	4,300	80,582
Quest Diagnostics	6,000	562,680
RadNet *	24,741	270,914
Regeneron Pharmaceuticals *	2,880	1,159,546
REGENXBIO *	6,000	179,700
Repligen *	7,487	278,516
Revance Therapeutics * (C)	4,627	120,302
Sangamo Therapeutics *	8,627	106,975
Sarepta Therapeutics *	800	39,448
Selecta Biosciences *	3,264	69,262
Sientra * (C)	18,925	277,440
Spark Therapeutics *	600	48,540
STERIS	9,135	852,570
Sucampo Pharmaceuticals, Cl A *	12,700	127,000
Surmodics *	10,015	297,946
Synergy Pharmaceuticals * (C)	44,484	121,441
Syros Pharmaceuticals *	5,217	89,732
Tabula Rasa HealthCare *	11,478	331,485
Tactile Systems Technology *	10,843	311,086
Teligent * (C)	41,850	237,708
TG Therapeutics * (C)	11,215	91,402
Thermo Fisher Scientific	3,500	678,405
UnitedHealth Group	20,233	4,253,381
Universal Health Services, Cl B	8,205	842,653
Utah Medical Products	400	30,160
Vanda Pharmaceuticals *	21,515	337,785
Varex Imaging *	6,500	223,405
Varian Medical Systems *	8,700	906,453

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Vocera Communications *	17,179	$484,791
Waters *	2,572	504,241
WaVe Life Sciences *	2,969	68,435
WellCare Health Plans *	2,000	395,480
Xencor *	1,000	19,780

		64,007,543

Industrials — 4.9%
3M	3,966	912,934
AAR	4,400	171,116
ABM Industries	4,098	171,993
ACCO Brands *	24,400	318,420
Aegion, Cl A *	3,800	88,502
Aerojet Rocketdyne Holdings *	6,700	211,586
AGCO	9,300	637,701
Alamo Group	1,100	116,050
Alaska Air Group	3,006	198,486
Allegiant Travel, Cl A	630	85,932
Allegion	4,960	413,614
AMETEK	13,690	923,938
ARC Document Solutions *	61,200	270,504
ArcBest	11,166	364,012
Arconic	29,000	728,480
Argan	5,900	405,625
Astec Industries	4,960	257,672
Atkore International Group *	900	17,379
Atlas Air Worldwide Holdings *	5,424	332,762
Barrett Business Services	2,400	145,896
Boeing	9,700	2,502,406
Caesarstone *	3,400	96,220
CAI International *	5,100	188,802
CBIZ *	26,818	454,565
CH Robinson Worldwide	3,709	291,268
Chicago Bridge & Iron (C)	18,500	257,890
Cintas	2,000	298,080
Columbus McKinnon	5,800	229,448
Commercial Vehicle Group *	21,700	176,204
Continental Building Products *	6,700	178,890
CRA International	4,000	169,040
Cummins	3,500	619,080
Curtiss-Wright	4,000	473,000
Daseke *	22,325	308,755
Deere	6,710	891,625

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Deluxe	3,313	$230,750
DMC Global	22,309	485,221
Donaldson	8,500	401,285
Dover	13,645	1,302,961
Ducommun *	13,282	437,908
Dun & Bradstreet	10,190	1,190,498
Eastern	3,400	98,260
EMCOR Group	6,587	530,319
EnPro Industries	200	16,748
Equifax	1,700	184,501
Esterline Technologies *	1,733	164,375
Expeditors International of Washington	7,600	443,688
FedEx	7,914	1,787,060
Fortive	2,250	162,585
Forward Air	2,857	164,106
Gencor Industries *	17,210	311,501
General Cable	8,571	179,562
General Dynamics	2,400	487,152
General Electric	120,500	2,429,280
Gibraltar Industries *	10,585	351,951
Global Brass & Copper Holdings	13,210	462,350
GMS *	2,500	85,125
Goldfield *	12,800	73,600
GP Strategies *	10,201	296,339
Greenbrier (C)	4,200	219,240
Harsco *	15,500	329,375
Hawaiian Holdings	8,400	281,400
Heritage-Crystal Clean *	9,200	179,860
Hillenbrand	8,300	328,265
Honeywell International	5,227	753,524
Hubbell, Cl B	6,280	790,150
Hudson Technologies *	34,068	201,683
Hurco	1,867	83,548
Hyster-Yale Materials Handling	2,600	204,074
IES Holdings *	16,349	305,726
IHS Markit *	13,785	587,379
Johnson Controls International	21,612	894,521
Kadant	4,915	558,344
Kelly Services, Cl A	7,900	207,849
Kennametal	3,600	157,140
L3 Technologies	1,991	372,675

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Layne Christensen *	26,997	$356,630
Leidos Holdings	1,675	104,721
Lockheed Martin	1,900	585,504
Lydall *	500	28,900
Manitex International *	30,994	281,426
McGrath RentCorp	800	35,760
Meritor *	15,700	408,357
Miller Industries	500	14,125
Moog, Cl A *	3,400	298,384
Mueller Industries	3,401	118,185
MYR Group *	6,104	194,657
NN	21,774	643,422
Northrop Grumman	1,600	472,848
Northwest Pipe *	15,434	281,516
NV5 Global *	11,839	687,846
On Assignment *	3,303	202,210
Orion Group Holdings *	4,300	30,960
PAM Transportation Services *	5,100	149,277
Park-Ohio Holdings	7,500	353,625
Patrick Industries *	5,402	502,386
Ply Gem Holdings *	1,140	19,266
Primoris Services	6,600	186,582
Quad	5,400	123,066
Radiant Logistics *	9,100	44,408
Raytheon	2,622	472,484
RBC Bearings *	2,094	259,279
Roadrunner Transportation Systems *	10,500	92,400
Roper Technologies	4,373	1,128,977
RR Donnelley & Sons	2,100	19,320
Rush Enterprises, Cl A *	7,900	401,162
SkyWest	8,381	394,745
SP Plus *	2,600	100,750
SPX *	5,100	149,379
SPX FLOW *	10,290	424,257
Stanley Black & Decker	1,900	306,945
Stericycle *	6,000	425,100
Sterling Construction *	20,217	360,873
Teledyne Technologies *	2,625	446,145
Tennant	1,996	138,423
Tetra Tech	7,182	353,713
Timken	3,305	155,831

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Triumph Group	14,700	$456,435
TrueBlue *	7,900	214,090
Ultralife *	12,900	96,750
Union Pacific	5,784	669,729
United Continental Holdings *	10,500	614,040
United Parcel Service, Cl B	9,078	1,066,937
United Technologies	13,264	1,588,497
Universal Logistics Holdings	9,600	207,360
USA Truck *	16,485	232,439
Vectrus *	13,827	421,862
Verisk Analytics, Cl A *	7,700	654,885
Wabash National	20,000	450,000
Waste Management	7,000	575,190
Watsco	1,068	177,897
Werner Enterprises	22,000	784,300
Wesco Aircraft Holdings *	10,000	90,500
Willis Lease Finance *	4,766	119,579
Xylem	11,680	777,070
YRC Worldwide *	2,600	35,022

		53,626,179

Information Technology — 10.2%
Activision Blizzard	43,393	2,841,808
Adesto Technologies *	33,964	268,316
Adobe Systems *	11,225	1,966,171
Advanced Energy Industries *	2,900	245,688
Akamai Technologies *	21,000	1,097,250
Alphabet, Cl A *	12,141	12,542,139
Alphabet, Cl C *	200	203,328
Amber Road *	33,993	253,588
American Software, Cl A	9,100	112,931
Amphenol, Cl A	3,000	261,000
Amtech Systems *	5,400	78,624
Apple	31,743	5,365,837
Applied Materials	76,786	4,333,034
Arrow Electronics *	4,000	334,360
Aspen Technology *	2,904	187,366
Asure Software * (C)	22,981	259,226
Atlassian, Cl A *	3,900	188,643
Automatic Data Processing	8,130	945,194
AutoWeb *	16,844	116,560
AXT *	40,202	373,879
Bel Fuse, Cl B	5,900	190,865

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Black Knight *	9,913	$449,555
Blucora *	26,200	568,540
Broadcom	2,700	712,557
Brooks Automation	12,364	425,198
CACI International, Cl A *	2,451	352,331
Carbonite *	12,171	276,282
Care.com *	3,600	55,332
Cars.com * (C)	18,000	428,760
Cass Information Systems	2,053	132,419
CEVA *	8,025	387,608
Cirrus Logic *	5,700	319,200
Cisco Systems	46,247	1,579,335
ClearOne (C)	10,000	73,000
Coherent *	2,584	678,843
Cohu	7,100	183,180
CommVault Systems *	800	41,640
Conduent *	10,213	158,097
Corning	30,300	948,693
Cree *	33,700	1,203,090
Cypress Semiconductor	27,003	428,268
Datawatch *	29,000	363,950
Dell Technologies, Cl V *	854	70,686
DHI Group *	28,400	62,480
Diodes *	11,800	405,212
eBay *	5,326	200,471
EchoStar, Cl A *	44,854	2,509,581
Electronic Arts *	1,900	227,240
EMCORE *	25,351	209,146
Endurance International Group Holdings *	19,600	160,720
Entegris	7,400	242,350
ePlus *	5,913	565,283
Everi Holdings *	33,000	273,570
EVERTEC	20,600	309,000
Evolving Systems *	16,100	74,060
Extreme Networks *	14,500	174,000
Facebook, Cl A *	40,700	7,328,442
Fair Isaac	800	116,128
Fidelity National Information Services	3,100	287,556
Finisar *	3,423	80,577
Fiserv *	2,600	336,518

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Five9 *	23,327	$588,540
FLIR Systems	22,595	1,057,898
FormFactor *	22,791	414,796
GTT Communications *	10,630	387,464
Hackett Group	31,931	493,015
HP	28,400	612,020
IAC *	2,745	354,242
Ichor Holdings *	17,698	552,001
Impinj * (C)	7,009	239,287
Intel	49,821	2,266,357
International Business Machines	2,500	385,150
inTEST *	13,300	114,380
Iteris *	45,802	316,492
Itron *	7,100	554,865
Jabil	25,500	721,140
Juniper Networks	39,500	980,785
KEMET *	7,500	192,675
Key Tronic *	9,600	72,288
Kimball Electronics *	10,000	220,000
KLA-Tencor	4,200	457,338
Kulicke & Soffa Industries *	10,300	233,295
Limelight Networks *	2,900	14,355
LogMeIn	2,400	290,520
Lumentum Holdings *	3,264	206,122
Luxoft Holding, Cl A *	700	32,585
Mastercard, Cl A	42,594	6,336,709
Mesa Laboratories	1,779	283,662
Methode Electronics	5,800	272,020
Microchip Technology	8,405	796,794
Micron Technology *	11,046	489,448
Microsoft	39,889	3,317,967
MicroStrategy, Cl A *	2,200	290,972
MKS Instruments	10,469	1,137,457
Model N *	19,404	282,328
MoneyGram International *	7,400	115,070
Motorola Solutions	6,128	554,829
NCR *	21,480	689,293
Network-1 Technologies, Cl 1	74,200	311,640
Nuance Communications *	33,000	486,420
Nutanix, Cl A * (C)	20,350	579,975
NVIDIA	24,467	5,060,020
Oracle	65,575	3,337,767

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Palo Alto Networks *	4,235	$623,392
Paychex	13,831	882,279
Paylocity Holding *	1,200	64,092
PC Connection	12,300	332,100
PCM *	6,900	96,945
PDF Solutions *	15,839	232,041
Perficient *	2,200	42,790
Photronics *	30,477	295,627
Plexus *	2,810	172,618
PRGX Global *	6,900	52,095
Progress Software	16,153	683,756
PTC *	5,585	371,123
QAD, Cl A	8,250	305,250
QUALCOMM	4,021	205,111
QuinStreet *	6,820	60,698
RealPage *	5,300	229,490
Red Hat *	12,550	1,516,416
Rogers *	1,200	182,496
salesforce.com *	16,990	1,738,757
ScanSource *	3,800	163,210
Science Applications International	2,157	158,194
Snap, Cl A * (C)	98,861	1,516,528
Spok Holdings	2,100	35,595
Syntel *	6,764	158,007
Tech Data *	4,560	423,031
Telenav *	32,109	207,103
TeleTech Holdings	3,283	136,737
Teradata *	29,600	990,120
Total System Services	3,900	280,995
Travelport Worldwide	22,700	356,163
TTM Technologies *	3,700	58,386
Ultra Clean Holdings *	5,700	145,464
Unisys * (C)	32,300	282,625
Universal Display	10,065	1,474,522
Upland Software *	11,674	256,478
USA Technologies *	67,075	425,926
Verint Systems *	14,576	615,107
VeriSign *	1,393	149,775
Versum Materials	2,059	86,643
Visa, Cl A	24,847	2,732,673
Vishay Intertechnology	18,200	404,950
Vishay Precision Group *	11,400	279,870

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Wayside Technology Group	5,374	$74,430
Web.com Group *	26,442	637,252
Western Digital	4,400	392,788
Wix.com *	1,200	83,760
Yelp, Cl A *	4,800	224,256
Zix *	44,300	214,855

		112,717,205

Materials — 2.0%
A Schulman	3,000	117,900
Air Products & Chemicals	4,118	656,533
American Vanguard	16,515	371,588
Ashland Global Holdings	9,860	670,283
Avery Dennison	1,600	169,872
Balchem	1,061	89,432
Ball	7,110	305,232
Boise Cascade *	6,400	226,880
CF Industries Holdings	71,170	2,703,037
Chemours	4,700	266,067
Clearwater Paper *	1,600	73,840
Core Molding Technologies	400	9,284
Crown Holdings *	2,400	144,408
DowDuPont	11,112	803,509
Eastman Chemical	2,600	236,106
Ecolab	3,284	429,087
Ferro *	18,144	432,190
FMC	8,800	817,168
HB Fuller	4,417	251,195
Huntsman	37,000	1,184,740
International Flavors & Fragrances	4,173	615,184
International Paper	4,700	269,169
Kaiser Aluminum	2,512	249,140
KapStone Paper and Packaging	14,051	315,585
KMG Chemicals	7,396	407,741
Kraton *	5,900	289,277
Louisiana-Pacific *	17,307	470,404
Martin Marietta Materials	1,100	238,535
Materion	7,910	406,178
Monsanto	4,995	604,894
Nucor	3,700	213,971
OMNOVA Solutions *	27,400	302,770
Packaging Corp of America	2,500	290,675
PH Glatfelter	10,600	222,176

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
PPG Industries	3,294	$382,895
Praxair	4,032	589,156
Rayonier Advanced Materials (C)	11,100	159,507
RPM International	2,400	127,992
Sealed Air	7,800	344,994
Sensient Technologies	2,400	182,520
Sherwin-Williams	8,108	3,203,876
Stepan	1,100	87,846
TimkenSteel *	10,839	151,746
Trinseo	1,100	78,100
Universal Stainless & Alloy Products *	10,187	208,834
US Concrete * (C)	6,181	483,354
Vulcan Materials	7,845	955,129
WR Grace	10,060	769,489

		22,579,488

Real Estate — 1.6%
Acadia Realty Trust ‡	9,491	267,172
American Assets Trust ‡	5,200	201,708
Ashford Hospitality Prime ‡	6,500	63,180
Ashford Hospitality Trust ‡	22,500	158,175
AvalonBay Communities ‡	3,639	659,860
Boston Properties ‡	5,209	631,227
Camden Property Trust ‡	6,923	631,654
Chatham Lodging Trust ‡	7,332	159,471
Colony NorthStar, Cl A ‡	129,900	1,595,172
CoreSite Realty ‡	4,930	545,997
Crown Castle International ‡	8,221	880,305
Digital Realty Trust ‡	5,600	663,264
Education Realty Trust ‡	3,853	134,470
Equinix ‡	3,391	1,571,728
Equity Commonwealth ‡ *	25,855	776,943
Equity Residential ‡	10,400	699,504
Franklin Street Properties ‡	18,700	187,000
Getty Realty ‡	5,631	159,977
GGP ‡	53,200	1,035,272
Gladstone Commercial ‡	9,400	203,604
Hudson Pacific Properties ‡	9,110	308,100
Independence Realty Trust ‡	30,576	310,346
Iron Mountain ‡	15,427	616,853
Jernigan Capital ‡ (C)	6,500	133,380
Kite Realty Group Trust ‡	3,700	69,153

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Real Estate (continued)
Maui Land & Pineapple *	11,201	$178,656
MedEquities Realty Trust ‡	1,400	16,268
National Storage Affiliates Trust ‡	12,542	310,916
NorthStar Realty Europe ‡	11,857	159,714
Pebblebrook Hotel Trust ‡	4,465	159,222
Public Storage ‡	3,600	746,100
QTS Realty Trust, Cl A ‡	3,100	179,335
Rexford Industrial Realty ‡	13,472	399,984
RMR Group	1,910	100,179
Ryman Hospitality Properties ‡	4,000	264,520
Sabra Health Care ‡	15,103	300,852
Simon Property Group ‡	3,146	488,668
Starwood Waypoint Homes ‡	4,471	162,342
Summit Hotel Properties ‡	24,300	384,183
Tanger Factory Outlet Centers ‡	14,700	334,425
UMH Properties ‡	1,800	26,892
Ventas ‡	10,200	640,050
Welltower ‡	9,900	662,904

		18,178,725

Telecommunication Services — 1.0%
AT&T	56,556	1,903,109
Boingo Wireless *	26,767	625,812
IDT, Cl B	2,300	30,314
Iridium Communications * (C)	13,200	158,400
magicJack VocalTec * (C)	31,900	200,970
T-Mobile US *	46,679	2,790,004
Verizon Communications	85,440	4,090,013
Zayo Group Holdings *	37,393	1,348,392

		11,147,014

Utilities — 1.2%
Alliant Energy	13,028	563,591
Ameren	2,547	157,889
American Electric Power	7,537	560,828
American Water Works	10,590	929,378
Atlantica Yield	2,000	44,760
Atmos Energy	11,830	1,032,049
Avangrid	10,820	559,719
Avista	3,612	188,691
Black Hills	3,159	206,156
Calpine *	17,455	260,778
Chesapeake Utilities	4,386	353,292
CMS Energy	3,900	188,643

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
Consolidated Edison	1,200	$103,260
Dominion Energy	9,100	738,374
DTE Energy	7,229	798,515
Duke Energy	10,176	898,643
Edison International	2,000	159,900
Eversource Energy	1,900	119,016
Exelon	14,500	583,045
IDACORP	3,547	326,430
NiSource	31,200	822,744
Northwest Natural Gas	2,328	154,463
NorthWestern	1,991	118,027
PG&E	1,607	92,836
Portland General Electric	8,058	384,689
Public Service Enterprise Group	3,900	191,880
SCANA	5,052	217,943
South Jersey Industries	8,015	272,270
Southern	7,987	416,921
Spire	3,407	268,983
WEC Energy Group	11,966	806,389
Xcel Energy	11,234	556,308

		13,076,410

		480,370,170

Total Common Stock (Cost $802,072,320)		1,040,022,813

REGISTERED INVESTMENT COMPANIES — 3.4%
EXCHANGE TRADED FUND — 0.0%
iShares MSCI South Korea Capped ETF	3,739	279,527

OPEN-END FUND — 3.4%
Oakmark International Small Capital Fund	2,077,599	37,459,118

CLOSED-END FUND — 0.0%
F&C Commercial Property Trust	61,818	116,997

Total Registered Investment Companies (Cost $28,200,455)		37,855,642

PREFERRED STOCK — 0.6% (I)
	Shares	Value
BRAZIL — 0.3%
Alpargatas	7,000	$37,340
Banco do Estado do Rio Grande do Sul	84,200	388,916
Braskem *	25,136	399,557
Centrais Eletricas Santa Catarina, *	3,600	22,010
Cia Brasileira de Distribuicao *	100	2,332
Cia de Transmissao de Energia Eletrica Paulista	6,600	133,683
Cia Ferro Ligas da Bahia — FERBASA	4,800	24,739
Eucatex Industria e Comercio	3,300	3,863
Gerdau	55,462	185,647
Gol Linhas Aereas Inteligentes *	88,847	376,703
Itausa — Investimentos Itau	47,729	153,927
Lojas Americanas	16,100	86,079
Marcopolo	445,933	542,541
Randon Implementos e Participacoes	89,774	191,826
Suzano Papel e Celulose, Cl A	13,548	83,906
Telefonica Brasil	35,072	541,202

		3,174,271

CHILE — 0.0%
Embotelladora Andina, Cl B	23,882	122,436

GERMANY — 0.2%
Henkel & KGaA	6,422	903,420
Volkswagen	3,264	594,024

		1,497,444

SOUTH AFRICA — 0.0%
Absa Bank	257	12,609

SOUTH KOREA — 0.1%
Hyundai Motor	6,800	685,857
LG Chemical	358	82,921
LG Household & Health Care	189	110,497
Samsung Electronics	250	499,844

		1,379,119

Total Preferred Stock (Cost $4,720,730)		6,185,879

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

WARRANTS — 0.0%*
	Number of Warrants/ Number of Rights/ Shares	Value
Sunway, Expires 10/03/24	21,694	$3,280
Supalai Public, Expires 09/18/21	20,550	12,743
Superblock, Expires 08/31/20	127,800	1,577

Total Warrants (Cost $—)		17,600

RIGHTS — 0.0%*
CTBC Financial Holding ‡‡ (E)	1,615	—
Ferrovial ‡‡	8,886	4,275
Synergetics, Expires 10/15/18 (E)	33,700	—

Total Rights (Cost $—)		4,275

SHORT-TERM INVESTMENT— 1.6%
BlackRock Liquidity Funds FedFund Portfolio, Cl I, 0.940% (G) (H) (Cost $17,211,462)	17,211,462	17,211,462

Total Investments — 99.8% (Cost $852,204,967)		$1,101,297,671

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	12/28/17	CHF	1,400,000	USD	1,464,711	$56,291
State Street	11/15/17	EUR	4,866,500	USD	5,770,452	97,016
State Street	12/28/17	CHF	32,400	USD	33,590	974
State Street	01/10/18	GBP	2,048,600	USD	2,679,065	(48,162)
State Street	01/29/18	AUD	626,300	USD	487,005	8,054

						$114,173

Percentages are based on net assets of $1,104,013,052.

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date unavailable.
(A)	Security considered Master Limited Partnership. At October 31, 2017, these securities amounted to $3,664,745 or 0.3% of Net Assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	This security or a partial position of this security is on loan at October 31, 2017. The total value of securities on loan at October 31, 2017 was $16,298,497.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2017, was $100,361 and represented 0.0% of Net Assets.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Securities considered illiquid. The total value of such securities as of October 31, 2017 was $— and represented 0.0% of Net Assets.
(G)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2017 was $17,211,462
(H)	The rate reported is the 7-day effective yield as of October 31, 2017.
(I)	Interest rate unavailable.

AUD — Australian Dollar

ADR — American Depositary Receipt

CHF — Swiss Franc

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

GBP— British Pound

GDR — Global Depositary Receipt

LP — Limited Partnership

NVDR — Non-Voting Depositary Receipt

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

The following is a list of the inputs used as of October 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock
Argentina	$937,597	$—	$—	$937,597
Australia	21,341,443	—	—	21,341,443
Austria	5,359,602	—	—	5,359,602
Belgium	6,113,907	—	—	6,113,907
Bermuda	148,500	—	—	148,500
Brazil	11,223,773	—	—	11,223,773
Canada	27,083,833	—	—	27,083,833
Chile	2,313,147	—	—	2,313,147
China	48,591,010	—	—	48,591,010
Colombia	170,302	—	—	170,302
Czech Republic	115,515	—	—	115,515
Denmark	8,148,163	—	—	8,148,163
Egypt	296,143	—	—	296,143
Finland	3,246,625	—	—	3,246,625
France	24,636,280	—	—	24,636,280
Germany	477,703	33,196,804	—	33,674,507
Greece	477,859	—	—	477,859
Hong Kong	22,203,988	—	27,191	22,231,179
India	18,216,683	—	—	18,216,683

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2017

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Indonesia	$4,421,653	$—	$—	$4,421,653
Ireland	7,795,763	—	—	7,795,763
Israel	3,310,656	—	—	3,310,656
Italy	14,441,032	114,773	—	14,555,805
Japan	56,116,936	—	—	56,116,936
Malaysia	7,630,051	—	—	7,630,051
Mexico	5,196,055	—	—	5,196,055
Netherlands	24,389,449	—	—	24,389,449
New Zealand	1,560,729	—	—	1,560,729
Norway	3,444,727	—	—	3,444,727
Panama	800,735	—	—	800,735
Peru	415,232	—	—	415,232
Philippines	505,005	2,588,396	—	3,093,401
Poland	3,034,527	—	—	3,034,527
Portugal	2,104,224	—	—	2,104,224
Puerto Rico	576,827	—	—	576,827
Russia	7,489,693	—	—	7,489,693
Singapore	4,403,408	—	19,794	4,423,202
South Africa	8,124,257	—	—	8,124,257
South Korea	32,316,692	—	53,376	32,370,068
Spain	10,015,912	—	—	10,015,912
Sweden	8,627,554	—	—	8,627,554
Switzerland	35,282,317	—	—	35,282,317
Taiwan	14,768,191	—	—	14,768,191
Thailand	9,027,316	—	—	9,027,316
Turkey	3,998,029	—	—	3,998,029
United Arab Emirates	616,508	—	—	616,508
United Kingdom	52,136,758	—	—	52,136,758
United States	480,370,170	—	—	480,370,170

Total Common Stock	1,004,022,479	35,899,973	100,361	1,040,022,813

Registered Investment Companies	37,855,642	—	—	37,855,642
Preferred Stock
Brazil	3,174,271	—	—	3,174,271
Chile	122,436	—	—	122,436
Germany	—	1,497,444	—	1,497,444
South Africa	12,609	—	—	12,609
South Korea	1,379,119	—	—	1,379,119

Total Preferred Stock	4,688,435	1,497,444	—	6,185,879

Warrants	4,857	12,743	—	17,600
Rights	4,275	—	—	4,275
Short-Term Investment	17,211,462	—	—	17,211,462

Total Investments in Securities	$1,063,787,150	$37,410,160	$100,361	$1,101,297,671

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$162,335	$—	$162,335
Unrealized Depreciation	—	(48,162)	—	(48,162)

Total Other Financial Instruments	$—	$114,173	$—	$114,173

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the year in relation to net assets.

For the year ended October 31, 2017, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to market closures. As of October 31, 2017, securities with a total value of $37,410,160 transferred from Level 1 to Level 2. For the year ended October 31, 2017, there were transfers from Level 1 to Level 3 assets in the amount of $100,361 due to trading being suspended. All transfers were considered to have occurred as of the end of the period.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2017

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANY — 26.6%
	Shares/ Face Amount	Value
OPEN-END FUND — 26.6%
PIMCO Emerging Local Bond Fund, Cl I (Cost $66,106,713)	7,758,965	$57,261,159

CORPORATE OBLIGATIONS — 23.7%
CONSUMER DISCRETIONARY — 3.6%
Caesars Entertainment 5.000%, 10/01/24	$255,000	500,438
Carlson Travel 9.500%, 12/15/24 (A)	475,000	445,312
Codere Finance 2 Luxembourg 7.625%, 11/01/21 (A)	625,000	631,250
CRC Escrow Issuer 5.250%, 10/15/25 (A)	830,000	835,436
Gol LuxCo 9.500%, 07/20/21 (A)	76,789	74,869
Live Nation Entertainment 4.875%, 11/01/24 (A)	500,000	517,335
Men’s Wearhouse 7.000%, 07/01/22	820,000	779,000
MGM Resorts International 7.750%, 03/15/22	695,000	806,673
Salem Media Group 6.750%, 06/01/24 (A)	655,000	684,475
Servicios Corporativos Javer 9.875%, 04/06/21 (A)	337,000	346,436
Station Casinos 5.000%, 10/01/25 (A)	455,000	455,569
Univision Communications 5.125%, 02/15/25 (A)	885,000	879,469
Viking Cruises 5.875%, 09/15/27 (A)	825,000	831,187

		7,787,449

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
CONSUMER STAPLES — 3.6%
B&G Foods 5.250%, 04/01/25		645,000	$658,706
Clearwater Seafoods 6.875%, 05/01/25 (A)		775,000	819,562
Grupo Nueva Pescanova Tranche A 2.430%, 05/23/24 (B)(C)	EUR	27,569	22,692
Grupo Nueva Pescanova Tranche B 1.000%, 05/23/29 (B)(C)	EUR	39,779	17,524
Grupo Nueva Pescanova Tranche C 1.000%, 05/23/34 (B)(C)	EUR	18,986	1,665
Hearthside Group Holdings 6.500%, 05/01/22 (A)		675,000	690,188
JBS USA 5.875%, 07/15/24 (A)		825,000	810,563
Kronos Acquisition Holdings 9.000%, 08/15/23 (A)		425,000	408,531
Post Holdings 5.000%, 08/15/26 (A)		945,000	949,725
Prime Security Services Borrower 9.250%, 05/15/23 (A)		855,000	947,511
Simmons Foods 5.750%, 11/01/24 (A)		825,000	828,878
Southern Graphics 8.375%, 10/15/20 (A)		855,000	867,825
TreeHouse Foods 6.000%, 02/15/24 (A)		665,000	711,550

			7,734,920

ENERGY — 2.9%
Baytex Energy 5.625%, 06/01/24 (A)		295,000	274,350
5.125%, 06/01/21 (A)		145,000	137,387
California Resources 8.000%, 12/15/22 (A)		535,000	353,100
5.500%, 09/15/21		556,000	323,870
CES Energy Solutions 6.375%, 10/21/24 (A)	CAD	535,000	422,990
Denbury Resources 5.500%, 05/01/22		705,000	442,388
Energen MTN 7.125%, 02/15/28		260,000	276,900
MEG Energy 7.000%, 03/31/24 (A)		1,633,000	1,481,948
Murphy Oil 7.050%, 05/01/29		270,000	293,625
6.875%, 08/15/24		75,000	80,625
5.125%, 12/01/42		477,000	470,441

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2017

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
ENERGY — continued
Navios Maritime Acquisition 8.125%, 11/15/21 (A)		495,000	$435,600
Sanchez Energy 6.125%, 01/15/23		650,000	542,750
Whiting Petroleum 5.750%, 03/15/21		795,000	800,963

			6,336,937

FINANCIALS — 0.5%
Ladbrokes Group Finance 5.125%, 09/08/23 GBP	GBP	400,000	552,508
Minerva Luxembourg 6.500%, 09/20/26 (A)		500,000	518,500

			1,071,008

HEALTH CARE — 3.9%
Acadia Healthcare 5.625%, 02/15/23		360,000	369,720
5.125%, 07/01/22		430,000	438,600
Array BioPharma 3.000%, 06/01/20		100,000	156,125
DaVita 5.000%, 05/01/25		550,000	541,750
Envision Healthcare 5.125%, 07/01/22 (A)		825,000	837,375
Halyard Health 6.250%, 10/15/22		825,000	862,620
HCA 4.750%, 05/01/23		647,000	676,924
4.500%, 02/15/27		394,000	397,447
Kindred Healthcare 6.375%, 04/15/22		800,000	740,400
LifePoint Health 5.375%, 05/01/24		750,000	752,812
MEDNAX 5.250%, 12/01/23 (A)		760,000	790,400
Select Medical 6.375%, 06/01/21		790,000	812,713
Tenet Healthcare 4.500%, 04/01/21		900,000	909,000

			8,285,886

INDUSTRIALS — 4.5%
AECOM 5.875%, 10/15/24		465,000	513,127
Airxcel 8.500%, 02/15/22 (A)		515,000	545,900

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
ATS Automation Tooling Systems 6.500%, 06/15/23 (A)	$805,000	$843,237
CBC Ammo 7.250%, 11/15/21 (A)	815,000	825,187
Engility 8.875%, 09/01/24	715,000	779,350
Gol Linhas Aereas 10.750%, 02/12/23 (A)	400,000	140,000
IHS Markit 5.000%, 11/01/22 (A)	700,000	752,500
JPW Industries Holding 9.000%, 10/01/24 (A)	445,000	467,250
Kratos Defense & Security Solutions 7.000%, 05/15/19	506,000	514,223
MasTec 4.875%, 03/15/23	815,000	835,375
Multi-Color 4.875%, 11/01/25 (A)	690,000	696,900
Ritchie Bros Auctioneers 5.375%, 01/15/25 (A)	645,000	678,863
Sensata Technologies BV 4.875%, 10/15/23 (A)	780,000	819,000
Tervita Escrow 7.625%, 12/01/21 (A)	630,000	637,875
Titan International 6.875%, 10/01/20	705,000	726,150

		9,774,937

INFORMATION TECHNOLOGY — 2.3%
Ciena 3.750%, 10/15/18	165,000	195,113
DynCorp International 11.875%, 11/30/20	779,456	828,172
Gartner 5.125%, 04/01/25 (A)	900,000	951,750
Intel 3.493%, 12/15/35	290,000	486,475
Leidos 7.125%, 07/01/32	446,000	495,060
5.500%, 07/01/33	295,000	294,233
Microsemi 9.125%, 04/15/23 (A)	605,000	688,187
Qorvo 7.000%, 12/01/25	835,000	951,107

		4,890,097

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2017

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value
MATERIALS — 1.4%
Crown Americas 4.500%, 01/15/23	$675,000	$702,743
Kissner Holdings 8.375%, 12/01/22 (A)	1,030,000	1,040,300
LSB Industries 8.500%, 08/01/19 (D)	782,000	766,360
Sealed Air 5.125%, 12/01/24 (A)	512,000	549,120

		3,058,523

REAL ESTATE — 0.3%
MPT Operating Partnership 5.000%, 10/15/27 ‡	680,000	698,700

TELECOMMUNICATION SERVICES — 0.4%
Virgin Media Finance 6.000%, 10/15/24 (A)	800,000	838,000

UTILITIES — 0.3%
Stoneway Capital 10.000%, 03/01/27 (A)	675,000	712,125

Total Corporate Obligations (Cost $50,397,990)		51,188,582

COMMON STOCK — 22.0%
CONSUMER STAPLES — 0.0%
Grupo Nueva Pescanova Restructure (B), (C)	19,285	11,232

ENERGY — 21.1%
American Midstream Partners LP (E)	73,904	1,001,399
Arc Logistics Partners LP (E)	23,593	396,126
Archrock Partners LP (E)	70,000	928,200
Blueknight Energy Partners (E)	25,020	142,614
Buckeye Partners LP (E)	31,338	1,664,361
Cona Resources	101,967	169,141
Crestwood Equity Partners LP (E)	67,702	1,692,550
CrossAmerica Partners LP (E)	27,621	708,755
CSI Compressco (E)	45,664	227,863
DCP Midstream LP (E)	60,310	1,995,055
Delek Logistics Partners LP (E)	5,700	174,990
Enbridge Energy Escrow Account *, (C)	388,717	—

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Enbridge Energy Management *	178,096	$2,564,582
Energy Transfer Partners LP (E)	216,346	3,766,584
EnLink Midstream Partners LP (E)	151,108	2,313,463
GasLog Partners LP (E)	22,048	523,640
Genesis Energy LP (E)	80,855	1,883,113
Global Partners LP (E)	36,690	651,248
Golar LNG Partners LP (E)	45,912	999,504
Granite Oil	844	2,251
Hoegh LNG Partners LP	6,082	115,254
Holly Energy Partners LP (E)	22,682	775,498
KNOT Offshore Partners LP (E)	22,435	524,979
Martin Midstream Partners LP (E)	82,419	1,314,583
NGL Energy Partners LP (E)	124,361	1,448,806
NuStar Energy LP (E)	71,181	2,370,327
NuStar GP Holdings (E)	8,700	150,510
ONEOK	43,510	2,361,288
PBF Logistics LP (E)	11,105	218,769
Plains GP Holdings LP, Cl A (E)	42,600	869,040
Sanchez Production Partners LP (E)	24,000	261,600
Sprague Resources LP (E)	20,340	542,061
Summit Midstream Partners LP (E)	78,996	1,615,468
Sunoco LP (E)	116,316	3,602,307
Targa Resources	63,570	2,638,155
TC Pipelines LP (E)	24,664	1,314,345
Teekay LNG Partners LP (E)	46,680	805,230
Teekay Offshore Partners LP	6,000	15,360
USA Compression Partners LP (E)	87,355	1,372,347
USD Partners LP (E)	9,340	104,094
Williams Partners LP (E)	35,655	1,320,661

		45,546,121

FINANCIALS — 0.2%
Annaly Capital Management ‡	19,000	217,740
Oslo Bors VPS Holding	11,150	148,794

		366,534

UTILITIES — 0.7%
AmeriGas Partners LP (E)	9,600	434,400
Suburban Propane Partners LP (E)	41,330	1,091,525

		1,525,925

Total Common Stock (Cost $51,431,425)		47,449,812

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2017

CONVERTIBLE BONDS — 21.1%
	Face Amount	Value
CONSUMER DISCRETIONARY — 2.2%
CalAtlantic Group 1.625%, 05/15/18	$30,000	$47,175
Ctrip.com International 1.250%, 09/15/22	315,000	327,994
DISH Network 3.375%, 08/15/26	465,000	500,166
2.375%, 03/15/24 (A)	320,000	307,400
Liberty Expedia Holdings 1.000%, 06/30/47 (A)	255,000	260,737
Liberty Media -Liberty Formula One 1.000%, 01/30/23 (A)	465,000	554,513
Live Nation Entertainment 2.500%, 05/15/19	315,000	416,391
Priceline Group 0.900%, 09/15/21	130,000	155,025
0.350%, 06/15/20	490,000	728,875
Tesla 2.375%, 03/15/22	275,000	333,781
1.250%, 03/01/21	50,000	55,750
0.250%, 03/01/19	585,000	635,822
Wayfair 0.375%, 09/01/22 (A)	365,000	356,559

		4,680,188

ENERGY — 1.0%
Cheniere Energy 4.250%, 03/15/45	645,000	448,678
Chesapeake Energy 5.500%, 09/15/26 (A)	515,000	456,097
Ensco Jersey Finance 3.000%, 01/31/24 (A)	365,000	308,425
Oasis Petroleum 2.625%, 09/15/23	$330,000	363,412
Scorpio Tankers 2.375%, 07/01/19 (A)	295,000	263,656
Weatherford International 5.875%, 07/01/21	370,000	373,238

		2,213,506

FINANCIALS — 1.0%
Encore Capital Group 3.250%, 03/15/22 (A)	500,000	594,375
Fidelity National Financial 4.250%, 08/15/18	165,000	477,055
GS Finance MTN %, 06/05/23 (F)	535,000	585,359

CONVERTIBLE BONDS — continued
	Face Amount	Value
FINANCIALS — continued
LendingTree 0.625%, 06/01/22 (A)	$355,000	$502,325

		2,159,114

HEALTH CARE — 3.4%
Anthem 2.750%, 10/15/42	160,000	457,600
BioMarin Pharmaceutical 1.500%, 10/15/20	220,000	249,562
0.599%, 08/01/24	235,000	224,572
Clovis Oncology 2.500%, 09/15/21	205,000	296,737
Evolent Health 2.000%, 12/01/21 (A)	310,000	330,731
Flexion Therapeutics 3.375%, 05/01/24 (A)	415,000	470,247
Illumina 0.500%, 06/15/21	650,000	746,281
Ionis Pharmaceuticals 1.000%, 11/15/21	395,000	444,622
Jazz Investments I 1.875%, 08/15/21	405,000	416,644
1.500%, 08/15/24 (A)	240,000	228,450
Ligand Pharmaceuticals 0.750%, 08/15/19	225,000	435,516
Medidata Solutions 1.000%, 08/01/18	310,000	411,719
Molina Healthcare 1.125%, 01/15/20	170,000	290,381
Neurocrine Biosciences 2.250%, 05/15/24 (A)	710,000	813,394
Quidel 3.250%, 12/15/20	200,000	291,500
Teladoc 3.000%, 12/15/22 (A)	320,000	344,200
TESARO 3.000%, 10/01/21	50,000	168,438
Tivity Health 1.500%, 07/01/18	155,000	368,512
Wright Medical Group 2.000%, 02/15/20	425,000	460,063

		7,449,169

INDUSTRIALS — 2.1%
Aerojet Rocketdyne Holdings 2.250%, 12/15/23 (A)	340,000	469,413

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2017

CONVERTIBLE BONDS — continued
	Face Amount	Value
INDUSTRIALS — continued
Air Lease 3.875%, 12/01/18	$315,000	$480,178
Air Transport Services Group 1.125%, 10/15/24 (A)	385,000	402,566
Atlas Air Worldwide Holdings 1.875%, 06/01/24	250,000	303,438
Dycom Industries 0.750%, 09/15/21	405,000	470,306
Greenbrier 2.875%, 02/01/24 (A)	520,000	608,075
Macquarie Infrastructure 2.875%, 07/15/19	145,000	152,431
Meritor 3.250%, 10/15/37 (A)	515,000	551,050
RTI International Metals 1.625%, 10/15/19	600,000	662,625
Titan Machinery 3.750%, 05/01/19	550,000	541,062

		4,641,144

INFORMATION TECHNOLOGY — 10.0%
Advanced Micro Devices 2.125%, 09/01/26	155,000	244,319
Altaba %, 12/01/18 (F)	680,000	935,000
Blackhawk Network Holdings 1.500%, 01/15/22	215,000	215,134
CalAmp 1.625%, 05/15/20	165,000	175,725
Carbonite 2.500%, 04/01/22 (A)	400,000	462,500
Citrix Systems 0.500%, 04/15/19	340,000	416,925
Cypress Semiconductor 4.500%, 01/15/22	470,000	632,150
Envestnet 1.750%, 12/15/19	490,000	526,137
Euronet Worldwide 1.500%, 10/01/44	440,000	600,050
Gogo 3.750%, 03/01/20	690,000	608,925
HubSpot 0.250%, 06/01/22 (A)	480,000	541,200
IAC FinanceCo 0.875%, 10/01/22 (A)	415,000	447,941
II-VI 0.250%, 09/01/22 (A)	510,000	594,150

CONVERTIBLE BONDS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Intel 3.250%, 08/01/39	$550,000	$1,196,250
Lam Research 1.250%, 05/15/18	310,000	1,071,244
Lumentum Holdings 0.250%, 03/15/24 (A)	450,000	570,375
Microchip Technology 1.625%, 02/15/27 (A)	1,005,000	1,265,672
Micron Technology 3.000%, 11/15/43	800,000	1,240,000
Nice Systems 1.250%, 01/15/24 (A)	500,000	575,313
Nuance Communications 1.250%, 04/01/25 (A)	385,000	361,178
ON Semiconductor 1.625%, 10/15/23 (A)	500,000	623,125
OSI Systems 1.250%, 09/01/22 (A)	525,000	551,250
Palo Alto Networks %, 07/01/19 (F)	305,000	425,094
Proofpoint 0.750%, 06/15/20	440,000	566,775
PROS Holdings 2.000%, 06/01/47 (A)	580,000	504,600
RealPage 1.500%, 11/15/22 (A)	495,000	607,303
salesforce.com 0.250%, 04/01/18	685,000	1,052,331
ServiceNow %, 06/01/22 (A) (F)	765,000	857,756
Square 0.375%, 03/01/22 (A)	325,000	549,656
Take-Two Interactive Software 1.000%, 07/01/18	30,000	154,088
Teradyne 1.250%, 12/15/23 (A)	420,000	606,113
VeriSign 4.702%, 08/15/37	280,000	879,725
Viavi Solutions 1.000%, 03/01/24 (A)	265,000	264,834
Weibo 1.250%, 11/15/22 (A)	335,000	349,238
Workday 0.250%, 10/01/22 (A)	615,000	621,534
Zillow Group 2.000%, 12/01/21 (A)	200,000	219,250

		21,512,860

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2017

CONVERTIBLE BONDS — continued
	Shares/ Face Amount	Value
MATERIALS — 0.6%
Allegheny Technologies 4.750%, 07/01/22	$180,000	$342,562
Cemex 3.720%, 03/15/20	365,000	388,041
Royal 2.875%, 06/15/19	530,000	580,681

		1,311,284

TELECOMMUNICATION SERVICES — 0.4%
Liberty Interactive 1.750%, 09/30/46 (A)	320,000	361,400
Liberty Media 1.375%, 10/15/23	340,000	407,626

		769,026

UTILITIES — 0.4%
NextEra Energy Partners 1.500%, 09/15/20 (A)	485,000	471,966
Pattern Energy Group 4.000%, 07/15/20	390,000	401,212

		873,178

Total Convertible Bonds (Cost $42,772,996)		45,609,469

PREFERRED STOCK — 3.9%
UNITED STATES — 3.9%
Allergan, 5.500% *	930	598,632
American Tower, 5.500% ‡ *	4,575	577,228
Bank of America, 7.250% *	650	843,024
Becton Dickinson, 6.125% *	16,040	910,912
Blueknight Energy Partners, 11.000% (E)(G)	8,535	65,378
Crown Castle International, 6.875% ‡ *	860	943,248
Hess, 8.000% *	7,515	414,828
NextEra Energy, 6.123% *	9,255	527,535
Post Holdings, 2.500%	3,160	494,935
Sanchez Energy, 6.500%	4,650	83,374
Scorpio Tankers, 8.250%	17,300	447,897
Stanley Black & Decker, 5.375%	6,690	791,226
Stericycle, 5.250% *	2,820	160,571
Teekay Offshore Partners, 7.250% (E)	8,075	192,992
T-Mobile US, 5.500% *	3,995	386,716
Wells Fargo, 7.500% *	495	648,450

PREFERRED STOCK — continued
	Shares/ Face Amount(1)		Value
UNITED STATES — continued
WPX Energy, 6.250%		6,120	$313,344

			8,400,290

Total Preferred Stock (Cost $8,606,104)			8,400,290

SOVEREIGN DEBT — 0.6%
Hellenic Republic Government Bond 3.000%, 02/24/20 (D)	EUR	870,000	960,174
Mexican Bonos 6.500%, 06/10/21	MXN	6,150,000	315,100

Total Sovereign Debt (Cost $1,190,950)			1,275,274

LOAN PARTICIPATION — 0.3%
Gol LuxCo 6.500%, VAR Fixed+0.000%, 08/31/20 (Cost $546,589)		550,000	562,375

Total Investments — 98.2% (Cost $221,052,767)			$211,746,961

A list of the open futures contracts held by the Fund at October 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation
British Pound Currency	(7)	Dec-2017	$(587,809)	$(581,919)	$5,890
CAD Currency	(8)	Dec-2017	(641,453)	(620,600)	20,853
Euro Currency	(7)	Dec-2017	(1,047,035)	(1,022,088)	24,947

			$(2,276,297)	$(2,224,607)	$51,690

Percentages are based on net assets of $215,639,709.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2017, was $53,113 and represented 0.0% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2017

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2017. The coupon on a step bond changes on a specified date.
(E)	Security considered Master Limited Partnership. At October 31, 2017, these securities amounted to $39,464,385 or 18.3% of Net Assets.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

LP — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

VAR — Variable

The following is a list of the inputs used as of October 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Registered Investment Company	$57,261,159	$—	$—	$57,261,159
Corporate Obligations	—	51,146,701	41,881	51,188,582
Common Stock	47,438,580	—	11,232	47,449,812
Convertible Bonds	—	45,609,469	—	45,609,469
Preferred Stock	8,400,290	—	—	8,400,290
Sovereign Debt	—	1,275,274	—	1,275,274
Loan Participation	—	562,375	—	562,375

Total Investments in Securities	$113,100,029	$98,593,819	$53,113	$211,746,961

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$51,690	$—	$—	$51,690

Total Other Financial Instruments	$51,690	$—	$—	$51,690

* Futures contracts are valued at the unrealized appreciation on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the year ended October 31, 2017, there were transfers from Level 2 to Level 3 assets. As of October 31, 2017, securities with a total value $53,113 were classified as Level 3 due to the securities not being publicly traded and therefore fair valued by management. All transfers were considered to have occurred as of the end of the year.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Sector Weightings (unaudited) †	Long	Short	Net
Registered Investment Companies	55.0%	(1.0)%	54.0%
U.S. Treasury Obligations	10.1	0.0	10.1
Information Technology	3.9	(2.7)	1.2
Industrials	3.3	(2.3)	1.0
Financials	3.1	(2.8)	0.3
Materials	1.4	(1.2)	0.2
Health Care	1.9	(1.7)	0.2
Consumer Staples	0.9	(0.7)	0.2
Preferred Stock	0.0	0.0	0.0
Purchased Options	0.0	0.0	0.0
Warrants	0.0	0.0	0.0
Rights	0.0	0.0	0.0
Telecommunication Services	0.2	(0.3)	(0.1)
Consumer Discretionary	3.5	(3.6)	(0.1)
Utilities	0.1	(0.3)	(0.2)
Written Options	0.0	(0.3)	(0.3)
Real Estate	2.5	(2.8)	(0.3)
Energy	1.0	(1.3)	(0.3)

Total			65.9
Other Assets and Liabilities, Net			34.1

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 55.0%
	Shares	Value
EXCHANGE TRADED FUNDS — 1.0%
Energy Select Sector SPDR Fund	12,700	$862,457
Financial Select Sector SPDR Fund	38,900	1,034,740
Industrial Select Sector SPDR Fund	17,800	1,273,234
Materials Select Sector SPDR Fund	2,600	153,400
Technology Select Sector SPDR Fund	40,700	2,562,065

		5,885,896

OPEN-END FUNDS — 54.0%
AQR Long-Short Equity Fund, Cl R6	3,759,968	56,474,726
AQR Managed Futures Strategy HV Fund, Cl R6	6,408,166	57,160,844
AQR Style Premia Alternative Fund, Cl R6	5,789,965	62,936,916
ASG Managed Futures Strategy Fund, Cl Y	6,069,462	63,061,706
PIMCO All Asset All Authority Fund, Cl I	7,333,052	65,924,134

		305,558,326

Total Registered Investment Companies (Cost $316,750,182)		311,444,222

U.S. TREASURY OBLIGATIONS — 10.1%
	Face Amount/ Shares	Value
U.S. Treasury Bills 1.202%, 07/19/18 (A)	$14,100,000	$13,965,326
0.851%, 01/04/18 (A)	14,100,000	14,073,899
U.S. Treasury Notes 2.250%, 08/15/27	29,500,000	29,175,039

Total U.S. Treasury Obligations (Cost $57,664,521)		57,214,264

COMMON STOCK — 21.8%
AUSTRIA — 0.1%
Agrana Beteiligungs	940	116,668
Immobilien Anlagen	5,085	145,120
POLYTEC Holding	5,177	129,051
S IMMO	8,239	145,158
Telekom Austria, Cl A	5,784	54,250

		590,247

BERMUDA — 0.2%
Assured Guaranty	16,800	623,280
Signet Jewelers	4,300	281,951

		905,231

BRAZIL — 0.1%
Cia Paranaense de Energia ADR	13,141	101,055
Cosan, Cl A	25,806	224,254
Minerva	66,770	233,908
Saraiva Livreiros Editores	36,334	48,315

		607,532

CANADA — 0.6%
Air Canada, Cl B *	23,300	461,629
Canadian Tire, Cl A	3,700	454,004
Canfor Pulp Products	8,400	91,742
Chorus Aviation	20,300	143,663
Cogeco	1,800	122,697
Equitable Group	2,700	125,572
Genworth MI Canada	12,500	388,439
High Arctic Energy Services	26,986	90,156
Medical Facilities	9,700	105,789
North American Energy Partners	17,930	72,270
Quebecor, Cl B	7,600	286,775
Teck Resources, Cl B	27,639	564,941
Transcontinental, Cl A	3,700	82,139
West Fraser Timber	4,600	279,794

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
WestJet Airlines	12,200	$254,951
ZCL Composites	2,210	23,297

		3,547,858

CHINA — 0.6%
CECEP COSTIN New Materials Group * (B), (C)	781,000	45,050
Changyou.com ADR *	9,528	369,115
China Pioneer Pharma Holdings	304,000	96,639
China Shenhua Energy, Cl H	209,000	499,367
China Shineway Pharmaceutical Group	112,469	105,385
China Southern Airlines ADR	2,181	80,653
Daqo New Energy ADR *	8,532	321,656
Inner Mongolia Yitai Coal, Cl B	86,513	116,274
JA Solar Holdings ADR *	57,027	424,851
Shimao Property Holdings	189,500	396,907
Sino-Ocean Group Holding	457,251	298,332
Sinopec Shanghai Petrochemical ADR	1,448	87,604
Sinotruk Hong Kong	160,000	212,475
Tarena International ADR	15,636	229,067
Xinyuan Real Estate ADR	2,453	13,712

		3,297,087

DENMARK — 0.0%
Alm Brand	12,018	124,164
NNIT (D)	3,847	109,600

		233,764

FINLAND — 0.1%
Atria, Cl A	9,683	135,012
Ramirent	11,504	105,863
Technopolis	17,886	80,630

		321,505

GERMANY — 0.4%
AURELIUS Equity Opportunities & KGaA	6,785	415,171
Bauer	3,977	127,304
Covestro (D)	4,993	479,013
CropEnergies	11,604	123,004
Deutsche Lufthansa	21,209	676,925
Draegerwerk & KGaA	2,197	194,625
Eckert & Ziegler	2,518	106,105
Elmos Semiconductor	4,399	124,441

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
Hamburger Hafen und Logistik	5,223	$166,702
Surteco	3,534	105,837

		2,519,127

GREECE — 0.0%
Motor Oil Hellas Corinth Refineries	1,557	37,271

HONG KONG — 1.2%
Agritrade Resources	236,743	60,996
Changgang Dunxin Enterprise * (B), (C)	586,000	9,765
China Huarong Asset Management, Cl H (D)	753,000	354,233
China Merchants Land	492,637	92,826
China Resources Cement Holdings	548,000	370,185
China Suntien Green Energy, Cl H	399,000	113,030
Consun Pharmaceutical Group	120,265	110,686
Cowell e Holdings	646,000	316,318
Dickson Concepts International	96,000	37,409
E-Commodities Holdings	1,233,528	120,168
Emperor Capital Group	1,174,711	100,886
Giordano International	357,018	201,816
Haier Electronics Group	169,000	445,170
Haitian International Holdings	86,000	257,402
Hop Fung Group Holdings	498,000	81,070
Hua Hong Semiconductor (D)	44,000	76,817
IT	240,968	124,787
Kerry Properties	83,500	375,683
Kingboard Chemical Holdings	71,886	426,171
Lee & Man Paper Manufacturing	65,000	79,319
Lonking Holdings	443,742	199,079
Melco International Development	61,000	166,938
NewOcean Energy Holdings	454,000	115,807
People’s Insurance Group of China, Cl H	1,031,697	490,629
Regal Hotels International Holdings	146,000	103,866
Shanghai Industrial Holdings	72,000	221,037
SSY Group	226,000	107,476
Sun Hung Kai	147,890	94,974
United Laboratories International Holdings *	134,000	116,628
VTech Holdings	16,200	230,289
Weichai Power, Cl H	445,122	553,450

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Welling Holding	306,000	$62,366
Yue Yuen Industrial Holdings	86,000	329,607
Zhuhai Holdings Investment Group	103,108	15,463

		6,562,346

IRELAND — 0.2%
Endo International PLC *	97,883	624,494
Mallinckrodt PLC *	11,617	367,910
Seagate Technology PLC	1,200	44,364

		1,036,768

ISRAEL — 0.2%
ADO Group *	6,828	138,520
Bezeq The Israeli Telecommunication	4,950	7,392
Delek Group	588	96,485
El Al Israel Airlines	214,259	117,192
Isramco Negev 2	1,389,193	197,653
Norstar Holdings	3,093	55,514
Orbotech *	2,110	94,359
Rami Levy Chain Stores Hashikma Marketing 2006	2,377	116,310
Scope Metals Group	4,144	117,132
Shufersal	17,153	109,019
SodaStream International *	4,389	279,448

		1,329,024

ITALY — 0.1%
ASTM	4,282	118,712
Emak	43,118	93,018
Immobiliare Grande Distribuzione SIIQ ‡	92,760	107,241
Sogefi *	13,447	65,788
Unieuro (D)	6,923	118,867

		503,626

JAPAN — 1.0%
Ahresty	14,000	113,399
Asanuma	41,000	151,084
Atsugi	10,100	114,764
Chodai	14,580	113,352
Cleanup	10,316	81,744
Geo Holdings	9,600	155,771
H-One	2,600	37,135
Imasen Electric Industrial	9,700	124,465
I-O Data Device, Cl O	11,502	114,813

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
IwaiCosmo Holdings	3,800	$48,358
Keihanshin Building	2,338	16,326
Look	86,000	324,471
Mitsui Matsushima	9,600	120,227
Mixi	12,300	597,124
Nippon Chemical Industrial	5,600	128,001
Nippon Telegraph & Telephone ADR	1,561	75,443
Nipro	20,800	301,651
Nisshin Fudosan	8,300	58,178
Nittetsu Mining	2,004	147,870
NuFlare Technology	2,100	108,412
Okuwa	12,000	121,367
ORIX	15,500	264,252
Seikitokyu Kogyo	20,286	114,539
Shibaura Mechatronics	38,645	166,197
Shinagawa Refractories	3,500	117,739
Shinsho	4,500	129,216
Showa	18,400	239,335
SK-Electronics	11,369	122,284
Suzuki	12,900	116,855
Taiho Kogyo, Cl A	7,900	117,418
Take And Give Needs	14,207	107,953
Tera Probe *	9,624	127,129
Togami Electric Manufacturing	2,600	52,981
Towa Bank	10,700	112,830
Towa Pharmaceutical	2,300	118,535
Valor Holdings	2,900	65,725
Yamatane	6,100	108,583
Yorozu	5,600	113,325
Yurtec	15,000	130,337

		5,379,188

MALAYSIA — 0.1%
AirAsia	417,105	329,073
Carlsberg Brewery Malaysia	25,990	97,858
George Kent Malaysia	95,600	73,165
Malaysian Pacific Industries	35,200	115,739
Padini Holdings	70,659	78,779

		694,614

MEXICO — 0.0%
Grupo Herdez	41,210	88,130
Qualitas Controladora	57,300	94,894

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
MEXICO (continued)
Rassini, SAB DE CV	21,003	$77,913

		260,937

NETHERLANDS — 0.1%
ASR Nederland	4,317	177,009
Sligro Food Group	2,650	119,199
VEON ADR	35,885	140,310

		436,518

NORWAY — 0.1%
Austevoll Seafood	12,342	123,526
Awilco Drilling	6,714	31,564
BW Offshore	36,101	118,451
SpareBank 1 Nord Norge	8,070	63,726

		337,267

PHILIPPINES — 0.1%
First Philippine Holdings	73,051	90,350
Semirara Mining & Power, Cl A	208,940	172,008

		262,358

PUERTO RICO — 0.1%
Triple-S Management, Cl B *	11,631	279,260

SINGAPORE — 0.3%
China Sunsine Chemical Holdings	313,593	231,209
China Yuchai International	9,432	210,334
Chip Eng Seng	78,900	55,567
Hi-P International, Cl P	205,500	281,920
Hock Lian Seng Holdings	43,060	15,479
Hong Leong Asia	49,700	44,665
k1 Ventures	58,160	31,360
OUE	76,416	115,484
RHT Health Trust	69,920	43,088
Riverstone Holdings	152,358	117,921
Valuetronics Holdings	173,567	131,789
Yanlord Land Group	93,400	122,651

		1,401,467

SOUTH KOREA — 1.2%
China Crystal New Material Holdings	43,293	96,606
Crown Confectionery *	2,802	42,517
Daehan Steel	16,933	167,010
Daihan Pharmaceutical	2,874	87,860
Daou Technology	2,690	44,059

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Dongwha Pharm	21,945	$173,155
EVERDIGM	17,739	163,876
F&F	876	30,885
Farmsco	16,309	175,413
Great Rich Technologies	35,301	121,309
HanmiGlobal	16,752	143,394
Hanwha	10,324	411,449
Hanwha Chemical	3,817	103,742
Hanwha General Insurance	10,576	77,030
Harim	7,151	22,436
HEUNGKUK METALTECH	7,918	51,239
HwaSung Industrial	2,172	29,371
Hyundai Telecommunication	3,601	27,642
iMarketKorea	14,426	123,226
Interpark Holdings	7,100	26,522
INZI Display	50,449	90,960
KM	18,000	87,562
Kortek	5,607	72,568
Kwangju Bank	7,950	83,733
Kyungdong Pharm	2,714	47,722
Lee Ku Industrial	56,132	115,486
LF	6,519	150,123
LG Uplus	40,547	465,059
LOTTE Himart	700	46,298
LS Industrial Systems	2,474	132,273
Mhethanol	13,698	77,638
Moorim Paper *	11,476	25,608
Nice Information & Telecommunication	2,480	53,348
Organic Tea Cosmetics Holdings	5,666	20,735
Orion Holdings	12,920	296,952
PSK	24,188	484,688
Samjin Pharmaceutical	3,397	100,362
Samsung Electronics	309	759,572
Seohan	90,930	174,499
SFA Engineering	5,490	199,685
SK Hynix	7,245	531,565
Sungshin Cement *	7,067	33,810
Sungwoo Hitech	27,389	164,038
Systems Technology	6,201	101,011
Tongyang pile	26,755	130,151
Ubiquoss Holdings	17,660	108,607
Wins	5,643	58,175

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Yuyu Pharma	10,315	$104,499

		6,835,468

SWEDEN — 0.3%
Hemfosa Fastigheter	14,603	177,399
International Petroleum *	30,583	133,340
KappAhl	12,174	88,706
Klovern, Cl B	97,248	130,916
Nobina (D)	21,274	115,624
Orexo *	15,693	89,416
Peab	25,129	243,886
SAS *	38,001	117,567
Svenska Cellulosa SCA, Cl B	17,868	167,760
Tethys Oil	11,553	85,216
Victoria Park, Cl B	31,551	116,456

		1,466,286

SWITZERLAND — 0.0%
ALSO Holding	917	124,086

THAILAND — 0.0%
Quality Houses	1,123,081	99,394

UNITED KINGDOM — 0.0%
Amarin PLC ADR *	21,627	73,532

UNITED STATES — 14.8%
Consumer Discretionary — 2.5%
Advance Auto Parts	800	65,392
Bassett Furniture Industries	7,557	293,212
Beazer Homes USA *	22,199	465,735
Bed Bath & Beyond	3,500	69,650
Big 5 Sporting Goods	5,600	35,560
Bojangles’ *	1,700	20,825
Bridgepoint Education *	11,462	110,952
Camping World Holdings, Cl A	4,000	168,080
Century Communities *	7,636	218,008
Chipotle Mexican Grill, Cl A *	620	168,578
Conn’s *	10,456	321,522
Dana	1,800	54,882
Dave & Buster’s Entertainment *	1,900	91,580
Del Frisco’s Restaurant Group *	2,400	33,360
Del Taco Restaurants *	11,000	139,590
Dick’s Sporting Goods	10,100	247,147

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
DineEquity	1,800	$85,698
Domino’s Pizza	4,700	860,100
Five Below *	3,600	198,900
Floor & Decor Holdings, Cl A *	17,700	667,290
Fogo De Chao *	12,568	138,876
Foot Locker	1,600	48,128
GameStop, Cl A	46,800	874,692
Gray Television *	19,691	306,589
Haverty Furniture	850	20,272
International Game Technology	10,800	253,800
Johnson Outdoors, Cl A	4,770	358,752
K12 *	13,507	219,083
Kirkland’s *	30,269	354,147
Lakeland Industries *	16,400	259,940
Lear	5,000	877,950
Lifetime Brands	9,558	178,257
M/I Homes *	14,546	485,836
MCBC Holdings *	8,513	194,692
Modine Manufacturing *	14,481	304,825
Movado Group	4,219	116,866
Perry Ellis International *	11,059	257,564
RCI Hospitality Holdings	13,614	375,066
Red Robin Gourmet Burgers *	1,887	129,071
RH *	2,000	179,840
Rocky Brands	9,129	167,061
Ruth’s Hospitality Group	13,051	275,376
Shiloh Industries *	7,265	67,419
Shutterfly *	1,100	46,970
Stoneridge *	13,385	304,375
Tailored Brands	7,857	121,391
Taylor Morrison Home, Cl A *	11,900	287,385
Tenneco	400	23,244
Texas Roadhouse, Cl A	2,400	120,024
Thor Industries	600	81,732
Tilly’s, Cl A	15,005	178,710
Tower International	5,554	168,842
Tractor Supply	4,500	271,170
Ulta Beauty *	4,570	922,180
Vista Outdoor *	8,200	171,462
Winnebago Industries	5,783	284,234
Zumiez *	23,275	410,804

		14,152,686

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples — 0.4%
Central Garden & Pet, Cl A *	11,740	$433,324
Coca-Cola Bottling Consolidated	200	45,112
Dean Foods	16,000	156,000
Fresh Del Monte Produce	5,800	258,158
Ingles Markets, Cl A	1,361	31,711
Kroger	7,800	161,460
Natural Health Trends	5,736	110,475
Nu Skin Enterprises, Cl A	200	12,722
Sanderson Farms	3,200	478,624
TreeHouse Foods *	3,400	225,692
Tyson Foods, Cl A	1,200	87,492
Universal	2,400	137,640
USANA Health Sciences *	1,000	65,700

		2,204,110

Energy — 0.8%
Abraxas Petroleum *	91,341	194,556
Archrock	67,214	806,568
Broadwind Energy *	10,600	29,203
International Seaways *	500	10,070
KNOT Offshore Partners LP (E)	4,982	116,579
Matrix Service *	5,844	82,400
McDermott International *	22,193	146,918
Pacific Ethanol *	37,384	179,443
Renewable Energy Group *	41,649	503,953
Rowan, Cl A *	54,600	782,418
Solaris Oilfield Infrastructure, Cl A *	8,747	139,602
Transocean *	42,900	450,450
Whiting Petroleum *	156,600	941,166

		4,383,326

Financials — 2.4%
Ameriprise Financial	6,100	954,894
Arbor Realty Trust ‡	34,216	282,966
Ares Commercial Real Estate ‡	12,285	159,459
Aspen Insurance Holdings	5,800	248,820
Athene Holding, Cl A *	1,700	88,621
Bancorp *	14,615	122,912
Bank of Marin Bancorp	948	64,227
Banner	5,279	302,592
Berkshire Hills Bancorp	10,089	386,409
Boston Private Financial Holdings	13,359	212,408
Brookline Bancorp	11,997	184,754
Carolina Financial	3,153	116,188

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Central Pacific Financial	6,602	$205,454
Century Bancorp, Cl A	3,962	336,572
Charter Financial	13,791	264,374
CNO Financial Group	4,600	110,262
Dime Community Bancshares	7,081	156,136
Dynex Capital ‡	29,585	207,095
Ellington Residential Mortgage ‡	10,755	143,902
Enterprise Financial Services	6,599	287,716
EZCORP, Cl A *	16,957	173,809
Farmers National Banc	15,814	229,303
Federal Agricultural Mortgage, Cl C	3,960	293,990
First BanCorp *	36,000	185,400
First Busey	10,104	314,437
First Connecticut Bancorp	8,843	233,455
First Defiance Financial	4,895	265,309
First Financial Northwest	10,528	175,081
First Foundation *	12,775	236,465
First Internet Bancorp	5,798	218,585
First Merchants	9,321	400,803
First of Long Island	8,203	258,805
FS Bancorp	2,593	140,748
Hanmi Financial	3,123	96,032
Horizon Bancorp	10,669	293,611
Independent Bank	4,987	112,208
Independent Bank Group	6,138	386,080
Malvern Bancorp *	4,693	126,711
Meridian Bancorp	16,141	317,978
Morgan Stanley	700	35,000
MTGE Investment ‡	13,504	244,422
Old Second Bancorp	16,602	227,448
Oritani Financial	9,316	157,906
Peapack Gladstone Financial	9,583	332,434
PennyMac Financial Services, Cl A *	10,480	199,120
Preferred Bank	6,578	406,060
Pzena Investment Management, Cl A	8,633	101,869
Riverview Bancorp	16,950	150,516
Sierra Bancorp	11,096	293,600
Southern National Bancorp of Virginia	—	7
Third Point Reinsurance *	43,700	729,790

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
TriCo Bancshares	5,159	$213,686
Two River Bancorp	6,738	130,717
United Community Banks	5,519	151,331
United Community Financial	17,565	162,125
United Financial Bancorp	12,522	229,278
Walker & Dunlop *	7,102	389,829
Western Asset Mortgage Capital ‡	22,032	221,862
Western New England Bancorp	4,298	45,344

		13,716,915

Health Care — 1.3%
Analogic	100	8,030
Applied Genetic Technologies *	55,572	188,945
Arena Pharmaceuticals *	4,631	129,807
athenahealth *	300	38,364
BioCryst Pharmaceuticals *	15,477	69,646
BioMarin Pharmaceutical *	10,500	861,945
BioTime *	39,375	94,500
Bioverativ *	900	50,850
Calithera Biosciences *	7,252	116,757
Cambrex *	5,765	249,336
Cardiovascular Systems *	10,587	254,829
Celgene *	1,400	141,358
Charles River Laboratories International *	300	34,887
CytomX Therapeutics *	6,800	136,000
DaVita *	4,300	261,182
Depomed *	1,200	5,808
Eagle Pharmaceuticals *	10,463	562,386
Enzo Biochem *	25,409	250,279
Exelixis *	5,900	146,261
FONAR *	2,641	84,248
Hologic *	4,400	166,540
Innoviva *	9,000	110,160
Intersect ENT *	6,948	206,008
Lantheus Holdings *	9,120	181,488
Masimo *	2,400	210,624
OraSure Technologies *	10,885	214,979
Owens & Minor	6,300	154,791
PDL BioPharma *	43,760	129,530
Pfenex *	33,710	106,524
Phibro Animal Health, Cl A	7,293	274,581
Progenics Pharmaceuticals *	15,266	94,497
RadNet *	13,616	149,095

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
REGENXBIO *	1,000	$29,950
RTI Surgical *	19,397	87,286
Spectrum Pharmaceuticals *	13,593	266,287
Supernus Pharmaceuticals *	1,300	54,080
Taro Pharmaceutical Industries *	398	44,743
Tetraphase Pharmaceuticals *	21,600	129,816
Tivity Health *	2,925	135,281
Vanda Pharmaceuticals *	43,401	681,396
Vocera Communications *	10,626	299,866

		7,412,940

Industrials — 2.1%
AAR	600	23,334
ACCO Brands *	28,275	368,989
Allison Transmission Holdings	1,400	59,486
ARC Document Solutions *	26,615	117,638
Argan	4,700	323,125
Boeing	3,070	791,999
CAI International *	14,379	532,311
CBIZ *	19,798	335,576
Columbus McKinnon	4,199	166,112
Commercial Vehicle Group *	35,422	287,627
Costamare	7,100	44,091
CRA International	10,440	441,194
Crane	2,800	232,736
Dun & Bradstreet	2,400	280,392
DXP Enterprises *	4,715	151,210
Federal Signal	5,643	120,478
FreightCar America	3,900	73,008
FTI Consulting *	3,100	132,525
Graham	9,295	179,115
Hardinge	15,231	251,921
Heidrick & Struggles International	1,100	27,335
Heritage-Crystal Clean *	5,381	105,199
Hurco	2,564	114,739
ICF International *	600	32,220
InnerWorkings *	23,846	259,444
ITT	18,500	862,840
Kadant	2,987	339,323
Kimball International, Cl B	22,509	431,498
LB Foster, Cl A	14,317	356,493
ManpowerGroup	1,600	197,248
MSC Industrial Direct, Cl A	2,700	223,830

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Nordson	1,600	$202,704
Patrick Industries *	4,592	427,056
Pitney Bowes	5,500	75,570
Ply Gem Holdings *	9,971	168,510
Raven Industries	10,356	348,479
RPX	38,400	499,968
Rush Enterprises, Cl A *	9,400	477,332
Spartan Motors	10,107	163,228
Sterling Construction *	10,845	193,583
Titan International	6,600	64,284
Universal Forest Products	2,712	306,185
Vectrus *	9,490	289,540
VSE	4,255	208,921
Wabash National	17,355	390,487
Willdan Group *	4,337	130,370

		11,809,253

Information Technology — 2.5%
ADTRAN	16,198	341,778
Advanced Energy Industries *	4,871	412,671
Akamai Technologies *	3,900	203,775
AudioCodes *	51,082	337,652
Avnet	9,200	366,160
Bel Fuse, Cl B	3,757	121,539
Benchmark Electronics *	1,200	37,140
Blucora *	12,633	274,136
Booz Allen Hamilton Holding, Cl A	600	22,674
CA	5,400	174,852
Cadence Design Systems *	3,600	155,376
Cardtronics *	3,000	68,700
ChannelAdvisor *	9,791	110,149
Cirrus Logic *	400	22,400
Citrix Systems *	800	66,088
Cohu	11,670	301,086
CommScope Holding *	2,500	80,350
CommVault Systems *	700	36,435
Control4 *	12,961	381,701
Convergys	3,500	90,055
Daktronics	15,230	156,412
DHI Group *	95,697	210,533
Electronic Arts *	1,100	131,560
Extreme Networks *	25,217	302,604
F5 Networks *	2,000	242,540

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Finjan Holdings *	33,900	$70,173
Gartner *	1,100	137,841
Hackett Group	1,500	23,160
Ituran Location and Control	4,062	144,201
Juniper Networks	8,900	220,987
KEMET *	12,423	319,147
Kimball Electronics *	16,849	370,678
Kulicke & Soffa Industries *	3,300	74,745
Limelight Networks *	68,038	336,788
LivePerson *	18,143	254,909
Micron Technology *	5,500	243,705
MicroStrategy, Cl A *	600	79,356
MKS Instruments	1,100	119,515
Monotype Imaging Holdings	6,000	138,300
Nanometrics *	700	19,789
NETGEAR *	2,200	102,630
Network-1 Technologies, Cl 1	24,000	100,800
NIC	1,700	28,900
Nova Measuring Instruments	9,422	294,532
Novanta *	7,553	357,257
PC Connection	8,478	228,906
PCM *	5,600	78,680
Perceptron *	20,950	160,058
Photronics *	3,200	31,040
Pixelworks *	60,502	338,206
Plantronics	900	40,824
PRGX Global *	10,423	78,694
Progress Software	29,572	1,251,783
Rudolph Technologies *	10,955	304,001
Science Applications International	6,000	440,040
SolarEdge Technologies *	6,256	205,509
SPS Commerce *	600	29,496
StarTek *	17,838	212,986
Super Micro Computer *	4,800	95,520
Sykes Enterprises *	4,172	120,738
Synchronoss Technologies *	500	5,665
Ultra Clean Holdings *	13,334	340,284
Verint Systems *	14,700	620,340
Vishay Intertechnology	60,439	1,344,768
Web.com Group *	7,200	173,520
Yelp, Cl A *	700	32,704
Zix *	21,566	104,595

		14,324,136

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials — 0.6%
A Schulman	3,077	$120,926
Alcoa	8,200	391,796
Ampco-Pittsburgh	12,049	199,411
Axalta Coating Systems *	4,300	142,975
Cabot	2,000	121,920
Clearwater Paper *	2,317	106,930
Core Molding Technologies	18,411	427,319
FutureFuel	19,134	290,454
Greif, Cl B	600	37,710
Koppers Holdings *	8,589	416,996
Kraton *	3,194	156,602
Mercer International	16,635	244,535
Norbord	9,108	328,343
OMNOVA Solutions *	20,103	222,138
Rayonier Advanced Materials	16,859	242,264
Schnitzer Steel Industries, Cl A	1,700	50,065
Taseko Mines *	17,231	38,253

		3,538,637

Real Estate — 2.0%
American Assets Trust ‡	4,400	170,676
American Homes 4 Rent, Cl A ‡	9,300	197,904
Ashford Hospitality Prime ‡	36,229	352,146
Ashford Hospitality Trust ‡	57,611	405,005
Brixmor Property Group ‡	20,100	351,147
CBL & Associates Properties ‡	64,700	507,248
CoreSite Realty ‡	7,782	861,857
CyrusOne ‡	7,200	442,008
Empire State Realty Trust, Cl A ‡	41,300	828,065
Equinix ‡	1,960	908,460
Equity LifeStyle Properties ‡	8,400	743,232
Forest City Realty Trust, Cl A ‡	21,407	527,255
Healthcare Trust of America, Cl A ‡	5,100	153,255
Hospitality Properties Trust ‡	7,400	211,492
Host Hotels & Resorts ‡	20,500	400,980
Hudson Pacific Properties ‡	1,500	50,730
Invitation Homes ‡	7,700	173,789
Kite Realty Group Trust ‡	14,500	271,005
Mack-Cali Realty ‡	9,400	214,038
NexPoint Residential Trust ‡	11,891	282,411
Piedmont Office Realty Trust, Cl A ‡	2,400	46,416
QTS Realty Trust, Cl A ‡	6,600	381,810

COMMON STOCK — continued
	Shares/ Number of Rights	Value
UNITED STATES (continued)
Real Estate (continued)
Ryman Hospitality Properties ‡	4,200	$277,746
Simon Property Group ‡	5,500	854,315
Tanger Factory Outlet Centers ‡	19,700	448,175
Taubman Centers ‡	14,500	684,690
UMH Properties ‡	13,296	198,642
Vornado Realty Trust ‡	7,200	538,992

		11,483,489

Telecommunication Services — 0.0%
Telephone & Data Systems	3,000	87,450
United States Cellular *	2,700	98,793

		186,243

Utilities — 0.1%
Artesian Resources, Cl A	2,727	110,771
Atlantica Yield	2,200	49,236
CenterPoint Energy	2,000	59,160
MDU Resources Group	4,800	131,280
Portland General Electric	5,500	262,570
UGI	2,400	114,864

		727,881

		83,939,616

Total Common Stock (Cost $110,132,631)		123,081,377

PREFERRED STOCK — 0.0%
GERMANY — 0.0%
STO & KGaA (Cost $118,958)	843	127,656

RIGHTS — 0.0% *
Hanwha General Insurance, Expires 11/07/17	2,424	2,056
Harim, Expires 12/08/17	4,374	3,982

Total Rights (Cost $—)		6,038

Total Investments — 86.9% (Cost $484,666,292)		$491,873,557

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (19.7)%
	Shares	Value
ARGENTINA — (0.1)%
BBVA Banco Frances ADR	(8,310)	$(183,153)
Cresud SACIF y A ADR *	—	—
Pampa Energia ADR *	(1,530)	(103,780)

		(286,933)

AUSTRALIA — (1.0)%
Aconex *	(27,979)	(108,782)
Altura Mining *	(52,633)	(14,300)
Ardent Leisure Group	(201,858)	(289,673)
Australian Agricultural *	(53,016)	(59,646)
Beadell Resources *	(710,033)	(97,816)
Bellamy’s Australia *	(16,716)	(154,035)
Bubs Australia *	(95,871)	(58,333)
Capitol Health *	(342,260)	(72,036)
Catapult Group International *	(28,796)	(41,764)
Clean TeQ Holdings *	(139,702)	(170,004)
Cooper Energy *	(304,527)	(67,590)
Corporate Travel Management	(10,024)	(184,432)
Domino’s Pizza Enterprises	(10,942)	(390,167)
Emeco Holdings * (B)(C)	(840,707)	(154,425)
FlexiGroup	(44,048)	(49,557)
Freedom Foods Group	(12,594)	(45,206)
HT&E	(55,497)	(73,694)
ImpediMed *	(258,019)	(145,144)
Independence Group NL	(193,137)	(592,749)
Infigen Energy *	(278,054)	(155,351)
IRESS	(15,422)	(138,688)
Karoon Gas Australia *	(79,596)	(73,103)
Kidman Resources *	(105,842)	(98,423)
Liquefied Natural Gas *	(205,757)	(74,014)
Mayne Pharma Group *	(94,842)	(49,722)
Metals X	(80,651)	(61,726)
Nanosonics *	(45,061)	(103,462)
NEXTDC *	(91,088)	(359,726)
Orocobre *	(10,692)	(39,606)
Perseus Mining *	(597,767)	(146,401)
Qube Holdings	(69,013)	(135,745)
Select Harvests	(11,953)	(42,997)
Senex Energy *	(397,554)	(104,973)
SpeedCast International	(37,349)	(118,914)
Suncorp Group	(29,416)	(305,734)
Syrah Resources *	(118,871)	(306,596)
Ten Network Holdings * (B)(C)	(564,928)	(69,179)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
TPG Telecom	(65,044)	$(268,820)
Vicinity Centres ‡	(157,261)	(318,954)
Vocus Group	(24,251)	(53,454)
Yowie Group *	(94,918)	(14,529)

		(5,809,470)

BERMUDA — (0.1)%
Maiden Holdings	(35,988)	(296,901)

BRAZIL — (0.1)%
BRF ADR *	(22,860)	(307,924)

CANADA — (0.7)%
Athabasca Oil *	(105,700)	(95,041)
Boralex	(8,000)	(142,128)
Continental Gold *	(64,000)	(153,786)
DHX Media, Cl B	(8,700)	(28,661)
DIRTT Environmental Solutions *	(13,900)	(68,633)
Eldorado Gold	(37,791)	(47,455)
Guyana Goldfields *	(93,800)	(334,455)
Kinaxis *	(9,100)	(453,766)
Lundin Gold * (F)	(4,800)	(18,380)
Major Drilling Group International, *	(13,400)	(71,773)
Maxar Technologies	(1,500)	(94,888)
Novagold Resources *	(69,874)	(284,387)
Obsidian Energy *	(62,500)	(66,371)
Painted Pony Energy *	(48,100)	(101,039)
Precision Drilling *	(243,679)	(728,600)
Pretium Resources *	(18,500)	(208,216)
ProMetic Life Sciences *	(68,200)	(72,424)
Restaurant Brands International	(847)	(54,708)
Spartan Energy *	(50,700)	(268,414)
Trican Well Service *	(81,100)	(304,887)
Westport Fuel Systems *	(55,269)	(191,231)

		(3,789,243)

CHINA — (0.4)%
Anton Oilfield Services Group *	(447,536)	(53,350)
AviChina Industry & Technology, Cl H	(127,000)	(73,744)
Baozun ADR *	(8,043)	(252,470)
BeiGene ADR *	(3,685)	(340,125)
China Life Insurance, Cl H	(107,000)	(353,860)
China Oilfield Services, Cl H	(362,000)	(320,637)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Coolpad Group * (B)(C)(F)	(702,907)	$(64,872)
Ctrip.com International ADR *	(6,386)	(305,826)
GDS Holdings ADR *	(4,825)	(75,753)
Gridsum Holding ADR *	(1,378)	(11,920)
Renren ADR *	(7,238)	(79,980)
V1 Group *	(386,000)	(12,617)
Xtep International Holdings	(186,500)	(61,677)

		(2,006,831)

COLOMBIA — (0.0)%
Grupo Aval Acciones y Valores ADR	(7,410)	(61,651)
Latam Airlines Group ADR	(15,957)	(216,696)

		(278,347)

FINLAND — (0.1)%
Caverion	(10,974)	(83,090)
Outotec	(25,611)	(203,908)
Stockmann Abp, Cl B	(11,550)	(74,266)

		(361,264)

FRANCE — (0.1)%
Sequans Communications ADR *	(40,157)	(72,684)
Talend ADR	(5,685)	(235,416)

		(308,100)

GERMANY — (0.5)%
Ascendis Pharma ADR *	(3,002)	(102,008)
Aumann * (D)	(960)	(89,013)
Bertrandt	(982)	(92,083)
BRAIN Biotechnology Research & Information Network *	(3,868)	(102,954)
Drillisch	(4,286)	(301,550)
Ferratum	(3,321)	(104,429)
FinTech Group *	(2,537)	(69,241)
Hypoport *	(620)	(89,734)
Rocket Internet * (D)	(10,821)	(276,172)
SGL Carbon *	(11,154)	(175,207)
SLM Solutions Group *	(2,111)	(87,294)
Symrise	(4,454)	(346,626)
thyssenkrupp	(14,278)	(380,950)
Zalando * (D)	(7,507)	(375,621)
zooplus *	(542)	(89,872)

		(2,682,754)

COMMON STOCK — continued
	Shares	Value
GREECE — (0.1)%
Aegean Marine Petroleum Network	(41,273)	$(185,729)
Diana Shipping *	(30,309)	(122,448)
Tsakos Energy Navigation	(18,011)	(80,869)

		(389,046)

HONG KONG — (0.8)%
Alibaba Health Information Technology *	(378,000)	(202,533)
Alibaba Pictures Group *	(1,210,000)	(196,977)
Bank of East Asia	(26,445)	(115,930)
Beijing Enterprises Medical & Health Group *	(768,000)	(40,854)
BEP International Holdings *	(2,629,611)	(61,347)
Central China Securities, Cl H	(433,682)	(199,569)
Champion ‡	(179,000)	(129,178)
Chaowei Power Holdings	(132,000)	(74,448)
Chiho Environmental Group *	(64,000)	(32,076)
China Chengtong Development Group *	(1,024,527)	(76,169)
China Energine International Holdings *	(317,285)	(18,912)
China Evergrande Group	(86,154)	(331,854)
China Foods	(142,000)	(89,735)
China Galaxy Securities, Cl H	(103,000)	(89,779)
China Goldjoy Group	(248,000)	(19,074)
China Healthwise Holdings *	(688,337)	(10,941)
China Innovationpay Group *	(1,007,854)	(60,719)
China LotSynergy Holdings	(2,495,563)	(62,698)
China Minsheng Financial Holding *	(666,959)	(36,334)
China Ocean Industry Group *	(3,161,949)	(27,561)
China Touyun Tech Group *	(1,180,000)	(60,502)
Chongqing Iron & Steel, Cl H *	(52,000)	(11,131)
CSSC Offshore and Marine Engineering Group, Cl H	(62,543)	(106,625)
Digital China Holdings	(24,000)	(14,521)
Digital Domain Holdings *	(2,110,000)	(60,854)
Dingyi Group Investment *	(1,033,501)	(68,888)
Esprit Holdings	(360,200)	(217,928)
GCL New Energy Holdings *	(832,000)	(60,789)
Glorious Property Holdings *	(575,000)	(62,649)
Gold-Finance Holdings *	(188,000)	(91,573)
HengTen Networks Group *	(2,945,431)	(156,684)
Honbridge Holdings *	(272,000)	(57,528)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Hong Kong Exchanges & Clearing	(3,609)	$(100,479)
Huanxi Media Group *	(60,000)	(19,227)
Huayi Tencent Entertainment *	(120,000)	(7,306)
Hutchison Telecommunications Hong Kong Holdings	(194,000)	(69,629)
Hybrid Kinetic Group * (B)(C)	(3,582,199)	(89,539)
IRC *	(2,081,646)	(68,042)
Lai Sun Development	(35,100)	(63,439)
Landing International Development *	(4,135,000)	(114,487)
Macau Legend Development *	(442,000)	(70,821)
Madison Holdings Group *	(227,654)	(50,775)
MGM China Holdings	(32,000)	(72,110)
North Mining Shares, Cl C *	(1,407,814)	(28,873)
O Luxe Holdings *	(120,000)	(26,918)
Pacific Basin Shipping	(710,000)	(161,997)
Panda Green Energy Group *	(641,147)	(96,977)
Renhe Commercial Holdings *	(968,884)	(22,727)
Shougang Concord International Enterprises *	(294,005)	(8,630)
Shunfeng International Clean Energy *	(11,445)	(763)
Sincere Watch Hong Kong *	(1,788,346)	(37,365)
Sinofert Holdings	(420,000)	(74,294)
Sinopec Oilfield Service, Cl H *	(569,662)	(97,847)
Summit Ascent Holdings *	(398,000)	(54,588)
Television Broadcasts	(37,000)	(139,911)
Tou Rong Chang Fu Group *	(236,900)	(4,221)
Viva China Holdings *	(156,415)	(13,433)

		(4,340,758)

IRELAND — (0.0)%
Ardmore Shipping	(33,891)	(281,295)

ISRAEL — (0.1)%
Radware *	(12,051)	(211,375)
Redhill Biopharma ADR *	(8,443)	(75,058)
Teva Pharmaceutical Industries ADR	(28,600)	(394,680)

		(681,113)

ITALY — (0.1)%
Davide Campari-Milano	(30,550)	(244,833)
Fincantieri *	(23,568)	(29,320)
Tiscali *	(1,239,067)	(56,722)

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
Yoox Net-A-Porter Group, Cl A *	(9,597)	$(358,848)

		(689,723)

JAPAN — (0.7)%
Ain Holdings	(4,200)	(286,267)
Alconix	(4,800)	(83,965)
AltPlus *	(19,025)	(158,284)
Benefit One	(6,200)	(118,542)
Digital Adventure *	(21,000)	(108,412)
EnBio Holdings *	(6,200)	(97,658)
enish inc	(4,800)	(95,616)
Escrow Agent Japan	(5,700)	(150,038)
Gexeed *	(66,200)	(77,434)
Goyo Intex *	(10,000)	(72,204)
Hodogaya Chemical	(500)	(34,915)
Hosoya Pyro-Engineering	(2,000)	(32,294)
I-Freek Mobile *	(31,300)	(77,352)
Kimuratan *	(239,000)	(121,912)
Kotobuki Spirits	(4,000)	(164,285)
M&A Capital Partners *	(4,800)	(250,332)
Nippon Prologis ‡	(135)	(283,523)
Nippon Sharyo *	(30,000)	(84,429)
Nuts *	(58,000)	(109,670)
O-uccino *	(2,400)	(58,953)
Outsourcing	(24,500)	(335,917)
Pacific Metals *	(800)	(23,816)
PeptiDream *	(7,600)	(239,954)
Premium Water Holdings *	(5,500)	(47,694)
Refinverse *	(3,400)	(84,981)
SANNO CO *	(800)	(8,971)
Shinwa Art Auction	(18,300)	(70,171)
Sun Capital Management *	(70,500)	(54,562)
tella *	(18,603)	(89,657)
Toda Kogyo	(1,800)	(74,561)
UT Group	(11,900)	(242,176)
Uzabase *	(5,000)	(129,897)
Vector	(29,600)	(265,026)
Yamada SxL Home *	(104,000)	(75,916)

		(4,209,384)

NETHERLANDS — (0.1)%
Altice, Cl A *	(18,216)	(343,640)
OCI *	(12,984)	(308,008)
Takeaway.com Holding BV * (D)	(2,016)	(95,284)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
NETHERLANDS (continued)
uniQure *	(6,304)	$(93,930)

		(840,862)

NEW ZEALAND — (0.0)%
Orion Health Group *	(63,180)	(45,396)

NORWAY — (0.1)%
Akastor	(37,481)	(86,269)
Axactor *	(268,484)	(96,638)
Nordic Nanovector *	(3,539)	(36,222)
Opera Software	(25,289)	(72,449)
Schibsted, Cl A	(8,084)	(208,434)
XXL (D)	(7,584)	(81,708)

		(581,720)

SINGAPORE — (0.1)%
Banyan Tree Holdings *	(164,700)	(74,309)
COSCO Shipping International Singapore	(267,874)	(56,991)
Hyflux	(258,936)	(93,081)
SIIC Environment Holdings	(139,700)	(54,318)
Singapore Post	(225,600)	(212,674)

		(491,373)

SOUTH KOREA — (0.0)%
MagnaChip Semiconductor *	(1,209)	(12,513)

SWEDEN — (0.1)%
AAK	(732)	(59,195)
Avanza Bank Holding	(1,832)	(69,042)
Byggmax Group	(9,605)	(65,398)
Eltel (D)	(5,774)	(16,415)
ITAB Shop Concept	(3,489)	(27,402)
Nibe Industrier, Cl B	(18,792)	(187,995)
Ratos, Cl B	(26,889)	(129,087)
Sweco, Cl B	(3,018)	(64,566)

		(619,100)

SWITZERLAND — (0.1)%
Aryzta	(1,951)	(61,934)
HOCHDORF Holding	(278)	(77,327)
Mobilezone Holding	(6,095)	(76,061)
Molecular Partners *	(2,512)	(70,502)
VZ Holding	(226)	(78,097)
Walter Meier	(1,881)	(77,491)
Zur Rose Group *	(509)	(70,305)

		(511,717)

COMMON STOCK — continued
	Shares	Value
TAIWAN — (0.0)%
ChipMOS TECHNOLOGIES INC ADR	(12,569)	$(251,380)

UNITED KINGDOM — (0.1)%
Adaptimmune Therapeutics PLC ADR *	(12,059)	(94,663)
GW Pharmaceuticals PLC ADR *	(3,740)	(403,733)
Manchester United PLC, Cl A	(4,422)	(79,375)

		(577,771)

UNITED STATES — (14.3)%
Consumer Discretionary — (2.3)%
Big 5 Sporting Goods	(29,640)	(188,214)
Bojangles’ *	(22,441)	(274,902)
Carrols Restaurant Group *	(19,031)	(214,099)
Cato, Cl A	(15,551)	(199,986)
Chico’s FAS	(37,400)	(298,826)
Chuy’s Holdings *	(13,467)	(303,007)
Conn’s *	(26,800)	(824,100)
Destination XL Group *	(40,122)	(80,244)
DineEquity	(7,156)	(340,697)
El Pollo Loco Holdings *	(12,235)	(140,703)
Ethan Allen Interiors	(6,843)	(203,579)
Fiesta Restaurant Group *	(15,414)	(255,102)
Finish Line, Cl A	(30,251)	(280,427)
FTD *	(18,309)	(197,737)
Genesco *	(7,517)	(184,167)
Habit Restaurants, Cl A *	(17,638)	(216,947)
Hibbett Sports *	(13,674)	(175,027)
Horizon Global *	(18,574)	(301,456)
L Brands	(8,900)	(383,056)
Liberty Media -Liberty Formula One, Cl A *	(20,900)	(760,760)
Liberty Media -Liberty Formula One, Cl C *	(8,400)	(320,376)
Lindblad Expeditions Holdings *	(24,490)	(262,533)
MakeMyTrip *	(18,000)	(491,400)
MarineMax *	(40,485)	(750,997)
Mattel	(35,000)	(494,200)
Michael Kors Holdings *	(8,100)	(395,361)
Murphy USA *	(6,400)	(475,904)
National CineMedia	(36,219)	(243,754)
Oxford Industries	(2,988)	(193,025)
Shake Shack, Cl A *	(10,776)	(409,057)
Sonic Automotive, Cl A	(3,685)	(73,147)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Sportsman’s Warehouse Holdings *	(37,740)	$(154,734)
Strattec Security	(2,592)	(119,621)
Tesla *	(2,789)	(924,637)
Tile Shop Holdings	(9,736)	(83,243)
Under Armour, Cl A *	(26,900)	(336,788)
Under Armour, Cl C *	(13,000)	(149,890)
Universal Electronics *	(4,708)	(282,480)
Urban Outfitters *	(21,500)	(527,180)
Vitamin Shoppe *	(10,939)	(50,319)
Wingstop	(15,792)	(534,875)
Yatra Online *	(14,254)	(125,435)

		(13,221,992)

Consumer Staples — (0.5)%
Andersons	(9,075)	(339,859)
Cal-Maine Foods	(2,100)	(94,500)
Craft Brew Alliance *	(10,264)	(187,318)
Dean Foods	(27,467)	(267,803)
Farmer Brothers *	(11,782)	(399,999)
MGP Ingredients	(8,626)	(586,223)
Natural Grocers by Vitamin Cottage *	(34,066)	(167,264)
Smart & Final Stores *	(28,343)	(170,058)
SpartanNash	(3,773)	(92,627)
SunOpta *	(31,553)	(295,020)
Village Super Market, Cl A	(4,738)	(113,665)

		(2,714,336)

Energy — (0.8)%
Bristow Group	(18,517)	(174,801)
CARBO Ceramics *	(30,905)	(255,893)
Cheniere Energy *	(13,900)	(649,686)
Cobalt International Energy *	(60,771)	(58,948)
Frank’s International	(10,700)	(70,727)
Gener8 Maritime *	(18,927)	(87,253)
Geopark *	(6,875)	(65,450)
Golar LNG	(42,207)	(891,834)
Halcon Resources *	(12,078)	(79,473)
Helmerich & Payne	(12,600)	(684,306)
Lilis Energy *	(7,542)	(37,559)
Midstates Petroleum *	(10,471)	(159,683)
ONEOK	(8,000)	(434,160)
Parsley Energy, Cl A *	(7,700)	(204,820)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
Ring Energy *	(5,770)	$(73,914)
SEACOR Holdings *	(3,892)	(183,702)
SEACOR Marine Holdings *	(5,188)	(73,410)
Tesco *	(27,229)	(104,832)
US Silica Holdings	(3,900)	(118,989)

		(4,409,440)

Financials — (2.2)%
Ameris Bancorp	(4,119)	(197,300)
Arlington Asset Investment, Cl A	(14,706)	(168,678)
Arthur J Gallagher	(700)	(44,331)
Associated Capital Group	(1,790)	(66,409)
BankFinancial	(7,943)	(125,817)
Beneficial Bancorp	(5,168)	(85,272)
Capital City Bank Group	(7,831)	(193,112)
Capstar Financial Holdings *	(17,613)	(355,606)
Cboe Global Markets	(4,300)	(486,158)
Citizens & Northern	(6,261)	(152,956)
City Holding	(2,099)	(147,958)
Civista Bancshares	(8,610)	(194,328)
Clifton Bancorp	(16,561)	(282,034)
Community Bankers Trust *	(1,510)	(13,061)
Community Trust Bancorp	(7,344)	(354,715)
ConnectOne Bancorp	(15,165)	(407,180)
Donnelley Financial Solutions *	(4,843)	(104,124)
Equity Bancshares, Cl A *	(9,647)	(328,866)
ESSA Bancorp	(5,674)	(91,749)
Farmers Capital Bank	(2,211)	(91,978)
Fidelity Southern	(3,013)	(66,075)
Financial Engines	(1,500)	(54,150)
First Bancorp	(11,051)	(405,572)
First Business Financial Services	(4,848)	(107,771)
First Mid-Illinois Bancshares	(2,211)	(85,345)
GAMCO Investors, Cl A	(7,141)	(206,803)
Greenhill	(10,179)	(186,276)
Greenlight Capital Re, Cl A *	(11,357)	(250,422)
HarborOne Bancorp *	(15,641)	(305,156)
Home BancShares	(5,513)	(123,932)
Howard Bancorp *	(9,911)	(207,140)
Infinity Property & Casualty	(3,029)	(285,786)
Investment Technology Group	(9,904)	(232,447)
Kearny Financial	(10,679)	(160,719)
LendingTree *	(2,140)	(573,627)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Live Oak Bancshares	(13,571)	$(321,633)
Markel *	(211)	(228,787)
MBIA *	(10,883)	(78,902)
MBT Financial	(10,896)	(114,953)
MidSouth Bancorp	(23,282)	(304,994)
National Bank Holdings, Cl A	(5,668)	(186,024)
New York Community Bancorp	(26,701)	(335,365)
Nicolet Bankshares *	(2,790)	(158,863)
OceanFirst Financial	(7,685)	(213,259)
Ocwen Financial *	(92,700)	(323,523)
Opus Bank *	(18,654)	(483,139)
Pacific Mercantile Bancorp *	(18,961)	(177,285)
PHH *	(31,852)	(420,765)
Prudential Bancorp	(5,580)	(101,835)
Republic First Bancorp *	(51,589)	(477,198)
RLI	(9,900)	(584,991)
Safeguard Scientifics *	(23,513)	(331,533)
Summit Financial Group	(8,730)	(237,456)
Univest Corp of Pennsylvania	(4,136)	(121,185)
Walter Investment Management *	(17,200)	(7,530)
Willis Towers Watson	(200)	(32,216)
WMIH *	(8,305)	(6,893)
Xenith Bankshares *	(2,518)	(80,526)

		(12,471,708)

Health Care — (1.2)%
AAC Holdings *	(10,025)	(79,398)
Abaxis	(2,728)	(132,035)
Acadia Healthcare *	(400)	(12,544)
Accelerate Diagnostics *	(12,518)	(248,482)
Aceto	(12,310)	(123,962)
Aimmune Therapeutics *	(3,873)	(112,588)
Amphastar Pharmaceuticals *	(11,661)	(210,714)
Aratana Therapeutics *	(12,168)	(69,723)
AtriCure *	(6,781)	(145,385)
BioScrip *	(31,732)	(80,282)
Capital Senior Living *	(16,347)	(217,415)
Cerus *	(23,114)	(66,337)
Cidara Therapeutics *	(9,769)	(75,221)
Clearside Biomedical *	(10,365)	(73,799)
Compugen *	(12,659)	(37,977)
Corium International *	(9,906)	(99,852)
DexCom *	(8,584)	(386,023)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Endologix *	(41,860)	$(221,858)
Entellus Medical *	(16,003)	(270,931)
Envision Healthcare *	(11,500)	(489,900)
Flexion Therapeutics *	(4,598)	(101,202)
Foamix Pharmaceuticals *	(15,683)	(95,823)
GenMark Diagnostics *	(20,683)	(154,088)
Immunomedics *	(6,700)	(71,824)
Invacare	(12,947)	(200,679)
Invuity *	(9,480)	(84,846)
K2M Group Holdings *	(9,361)	(184,318)
La Jolla Pharmaceutical *	(2,364)	(81,227)
LeMaitre Vascular	(3,373)	(107,970)
Meridian Bioscience	(13,403)	(200,375)
Merus *	(2,358)	(37,280)
NanoString Technologies *	(15,055)	(149,948)
Novelion Therapeutics *	(22,182)	(104,699)
Pacific Biosciences of California *	(26,475)	(111,989)
Paratek Pharmaceuticals *	(5,968)	(127,715)
Penumbra *	(100)	(10,055)
Quotient *	(28,464)	(145,451)
Reata Pharmaceuticals, Cl A *	(3,500)	(105,980)
Sage Therapeutics *	(400)	(25,312)
Selecta Biosciences *	(3,942)	(83,649)
Surgery Partners *	(20,465)	(189,301)
Teladoc *	(19,840)	(655,712)
Teligent *	(16,144)	(91,698)
TESARO *	(2,300)	(266,271)
Tetraphase Pharmaceuticals *	(10,053)	(60,419)
ViewRay *	(23,281)	(160,406)
Viveve Medical *	(24,371)	(133,066)

		(6,895,729)

Industrials — (1.6)%
Allegiant Travel, Cl A	(500)	(68,200)
Allied Motion Technologies	(9,756)	(277,070)
American Superconductor *	(45,507)	(191,129)
Astronics *	(4,679)	(160,958)
Babcock & Wilcox Enterprises *	(33,054)	(144,776)
Casella Waste Systems, Cl A *	(7,632)	(140,887)
CIRCOR International	(4,051)	(178,041)
Costamare	(31,701)	(196,863)
Covanta Holding	(19,017)	(306,174)
Echo Global Logistics *	(18,022)	(433,429)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Equifax	(3,400)	$(369,002)
Foundation Building Materials *	(19,862)	(267,144)
Franklin Covey *	(19,396)	(376,282)
Heidrick & Struggles International	(6,531)	(162,295)
Hertz Global Holdings *	(11,700)	(290,979)
Hudson Technologies *	(29,693)	(175,783)
Huron Consulting Group *	(5,598)	(204,887)
Huttig Building Products *	(34,043)	(228,769)
Insteel Industries	(11,877)	(303,457)
Johnson Controls International	(22,800)	(943,692)
Kornit Digital *	(30,592)	(475,706)
Mistras Group *	(8,387)	(176,211)
Multi-Color	(2,388)	(197,488)
Plug Power *	(27,800)	(79,230)
RADA Electronic Industries *	(24,823)	(79,930)
Revolution Lighting Technologies *	(14,231)	(79,124)
Ritchie Bros Auctioneers	(11,220)	(314,497)
Star Bulk Carriers *	(10,116)	(109,253)
Sun Hydraulics	(2,843)	(163,558)
Team *	(26,306)	(323,564)
Thermon Group Holdings *	(12,186)	(262,121)
USA Truck *	(4,874)	(68,723)
Vicor *	(6,091)	(131,261)
Vivint Solar *	(21,231)	(79,616)
Wabtec	(11,800)	(902,700)

		(8,862,799)

Information Technology — (2.3)%
3D Systems *	(9,300)	(115,134)
A10 Networks *	(19,865)	(145,213)
Aerohive Networks *	(32,047)	(126,906)
Asure Software *	(18,312)	(206,559)
Avid Technology *	(30,072)	(133,520)
Benefitfocus *	(25,798)	(706,865)
Brightcove *	(32,130)	(257,040)
Clearfield *	(11,862)	(162,509)
Cray *	(10,690)	(220,749)
CyberOptics *	(18,566)	(267,350)
Everbridge *	(8,168)	(217,596)
Everspin Technologies *	(8,400)	(86,436)
Global Eagle Entertainment *	(28,643)	(69,602)
GSI Technology *	(17,731)	(122,699)
Harmonic *	(46,496)	(172,035)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Hewlett Packard Enterprise	(25,500)	$(354,960)
Immersion *	(38,883)	(314,175)
Impinj *	(18,531)	(632,648)
Instructure *	(11,190)	(389,412)
Lumentum Holdings *	(4,600)	(290,490)
MACOM Technology Solutions Holdings *	(18,502)	(756,371)
Mesa Laboratories	(3,065)	(488,714)
Model N *	(27,439)	(399,237)
Monotype Imaging Holdings	(15,701)	(361,908)
MTS Systems	(5,705)	(296,945)
Nanometrics *	(2,851)	(80,598)
NeoPhotonics *	(49,289)	(256,796)
Pandora Media *	(51,000)	(372,810)
Park Electrochemical	(16,503)	(311,577)
PDF Solutions *	(32,244)	(472,375)
PROS Holdings *	(9,596)	(216,774)
Quantenna Communications *	(16,117)	(249,652)
QuickLogic *	(42,790)	(67,608)
Reis	(7,275)	(132,769)
Rubicon Project *	(23,698)	(84,365)
Shopify, Cl A *	(6,673)	(663,897)
SPS Commerce *	(3,637)	(178,795)
Square, Cl A *	(11,800)	(438,842)
Super Micro Computer *	(7,025)	(139,798)
Trivago ADR *	(28,909)	(211,325)
Tucows, Cl A *	(4,985)	(291,373)
Twilio, Cl A *	(2,700)	(86,265)
USA Technologies *	(11,621)	(73,793)
VASCO Data Security International *	(7,041)	(95,758)
Veeco Instruments *	(15,619)	(281,923)
WEX *	(5,700)	(704,463)
Workiva, Cl A *	(14,335)	(320,387)
XO Group *	(7,475)	(149,201)

		(13,176,217)

Materials — (0.5)%
Ball	(4,500)	(193,185)
CF Industries Holdings	(6,500)	(246,870)
Codexis *	(13,194)	(81,143)
Deltic Timber	(2,586)	(239,489)
Endeavour Silver *	(185,758)	(386,377)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
First Majestic Silver *	(54,188)	$(365,769)
Forterra *	(39,600)	(196,416)
Haynes International	(5,173)	(184,573)
LSB Industries *	(18,149)	(137,025)
New Gold *	(19,904)	(65,484)
Trecora Resources *	(11,425)	(138,814)
US Concrete *	(3,427)	(267,991)
Wheaton Precious Metals	(18,517)	(384,043)

		(2,887,179)

Real Estate — (2.5)%
Acadia Realty Trust ‡	(700)	(19,705)
Apple Hospitality ‡	(3,600)	(68,184)
Armada Hoffler Properties ‡	(20,319)	(289,952)
Bluerock Residential Growth, Cl A ‡	(7,092)	(80,069)
Cedar Realty Trust ‡	(49,675)	(270,232)
Chatham Lodging Trust ‡	(43,000)	(935,250)
Chesapeake Lodging Trust ‡	(12,900)	(359,910)
Colony NorthStar, Cl A ‡	(6,800)	(83,504)
Community Healthcare Trust ‡	(800)	(21,944)
EastGroup Properties ‡	(300)	(27,177)
EPR Properties ‡	(700)	(48,426)
Equity Residential ‡	(13,300)	(894,558)
Farmland Partners ‡	(21,400)	(178,690)
GEO Group ‡	(29,700)	(770,715)
Hersha Hospitality Trust, Cl A ‡	(47,800)	(845,582)
Highwoods Properties ‡	(1,600)	(81,680)
Howard Hughes *	(400)	(51,052)
Independence Realty Trust ‡	(55,952)	(567,913)
Iron Mountain ‡	(21,800)	(872,000)
Life Storage ‡	(11,500)	(929,430)
LTC Properties ‡	(5,000)	(232,550)
Macerich ‡	(6,600)	(360,360)
Marcus & Millichap *	(13,867)	(394,100)
Omega Healthcare Investors ‡	(24,300)	(701,298)
Pennsylvania ‡	(18,169)	(176,603)
Public Storage ‡	(1,000)	(207,250)
Rayonier ‡	(30,100)	(902,398)
RE, Cl A	(2,504)	(166,516)
Realty Income ‡	(5,400)	(289,818)
Seritage Growth Properties ‡	(18,900)	(777,357)
Spirit Realty Capital ‡	(70,100)	(582,531)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Real Estate (continued)
STORE Capital ‡	(900)	$(22,221)
Tejon Ranch *	(9,116)	(171,836)
Whitestone, Cl B ‡	(81,147)	(1,084,124)
WP Carey ‡	(13,200)	(899,580)

		(14,364,515)

Telecommunication Services — (0.1)%
ATN International	(2,845)	(154,455)
ORBCOMM *	(15,027)	(169,955)

		(324,410)

Utilities — (0.2)%
AquaVenture Holdings *	(6,037)	(73,470)
Atlantic Power *	(30,044)	(73,608)
Cadiz *	(5,680)	(75,260)
Dominion Energy	(9,700)	(787,058)
Just Energy Group	(51,537)	(286,546)
Southern	(1,600)	(83,520)

		(1,379,462)

		(80,707,787)

Total Common Stock (Proceeds $110,896,128)		(111,358,705)

REGISTERED INVESTMENT COMPANIES — (1.0)%
EXCHANGE TRADED FUNDS — (1.0)%
Consumer Discretionary Select Sector SPDR Fund	(32,100)	(2,952,879)
Consumer Staples Select Sector SPDR Fund	(27,900)	(1,481,211)
Health Care Select Sector SPDR Fund	(4,700)	(381,217)
Real Estate Select Sector SPDR Fund	(22,700)	(737,750)
Utilities Select Sector SPDR Fund	(5,300)	(292,136)

Total Registered Investment Companies (Proceeds $5,769,920)		(5,845,193)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

RIGHTS — 0.0% *
	Number of Rights/ Contracts	Value
Emeco Holdings, Expires 11/22/17 (C)	(131,360)	$(3,016)
Shougang Concord International Enterprises, Expires 11/11/17	(294,005)	(151)
Tejon Ranch, Expires 11/01/17	(692)	(246)

Total Rights (Proceeds $—)		(3,413)

Securities Sold Short — (20.7)% (Proceeds $116,666,048)		$(117,207,311)

PURCHASED OPTIONS * — 0.0% (G)
Total Purchased Options — 0.0% (Cost $186,264)	464	$164,720

WRITTEN OPTIONS * — (0.3)% (G)
Total Written Options — 0.3% (Proceeds $1,706,525)	(696)	$(1,743,248)

A list of OTC Total Return Swaps held by the Fund at October 31, 2017, is as follows:

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
AEROSPACE TECHNOLOGY OF K	BAML	11/13/2017	1M LIBOR	(866)	(12,181)	$(1,074)
AGL ENERGY ORD SHS	BAML	6/29/2018	1M LIBOR	22,312	427,648	4,128
AGT FOOD AND INGREDIENTS	BAML	11/27/2017	1M LIBOR	(6,600)	(104,256)	(14,166)
AIR CANADA ORD SHS	BAML	11/27/2017	1M LIBOR	28,700	372,021	197,037
AIR NEW ZEALAND ORD SHS	BAML	6/29/2018	1M LIBOR	77,114	156,669	18,741
AIR NEW ZEALAND ORD SHS	BAML	6/29/2018	1M LIBOR	57,388	117,683	12,856
AMOREPACIFIC ORD SHS	BAML	11/13/2017	1M LIBOR	(1,675)	(432,748)	(36,683)
ANHUI GUJING DISTILLERY O	BAML	9/11/2018	1M LIBOR	4,300	23,067	1,135
AO WORLD ORD SHS	BAML	4/30/2018	1M LIBOR	(34,859)	(63,364)	12,442
ASALEO CARE ORD SHS	BAML	12/28/2017	1M LIBOR	120,605	129,358	7,334
ASALEO CARE ORD SHS	BAML	6/29/2018	1M LIBOR	56,046	65,230	(1,709)
ATHABASCA OIL ORD SHS	BAML	11/27/2017	1M LIBOR	(90,000)	(109,153)	28,167
AUSTRALIAN AGRICULTURAL C	BAML	11/10/2017	1M LIBOR	(8,971)	(11,023)	924
AUSTRALIAN AGRICULTURAL C	BAML	11/17/2017	1M LIBOR	(65,615)	(78,544)	4,680
AVANTI COMMUNICATIONS GRO	BAML	4/30/2018	1M LIBOR	(22,290)	(3,284)	1,241
AVICHINA INDUSTRY and TEC	BAML	6/29/2018	1M LIBOR	(209,000)	(130,325)	8,966
B3 BRASIL BOLSA BALCAO OR	BAML	11/27/2017	1M LIBOR	(44,500)	(267,591)	(57,555)
BALRAMPUR CHINI MILLS ORD	BAML	4/30/2018	1M LIBOR	58,806	146,870	8,781
BANCO ABC BRASIL PREF SHS	BAML	11/27/2017	1M LIBOR	20,919	123,362	(8,567)
BANK BUKOPIN ORD SHS	BAML	11/10/2017	1M LIBOR	2,066,700	96,667	(12,047)
BARKERVILLE GOLD MINES OR	BAML	11/27/2017	1M LIBOR	(79,500)	(62,653)	15,166
BEACH ENERGY ORD SHS	BAML	6/29/2018	1M LIBOR	370,350	195,396	81,128
BIONIME ORD SHS	BAML	11/17/2017	1M LIBOR	37,368	88,403	(21,624)
BNN TECHNOLOGY ORDINARY S	BAML	4/30/2018	1M LIBOR	(5,614)	(7,589)	4,457
BOOZT ORD SHS	BAML	4/30/2018	1M LIBOR	(7,977)	(77,578)	16,127
CABCHARGE AUSTRALIA ORD S	BAML	12/28/2017	1M LIBOR	87,789	155,392	(43,792)
CALTEX AUSTRALIA ORD SHS	BAML	12/28/2017	1M LIBOR	23,365	620,631	(7,619)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CALTEX AUSTRALIA ORD SHS	BAML	6/29/2018	1M LIBOR	19,292	499,306	$6,844
CARDINAL ENERGY ORD SHS	BAML	11/27/2017	1M LIBOR	(46,500)	(163,405)	(9,739)
CARDINAL ENERGY ORD SHS	BAML	11/27/2017	1M LIBOR	(44,000)	(153,081)	(10,754)
CEMENTOS ARGOS ORD SHS	BAML	11/27/2018	1M LIBOR	(15,820)	(63,217)	5,487
CENTERRA GOLD ORD SHS	BAML	11/27/2017	1M LIBOR	48,000	221,169	105,012
CHI MEI MATERIALS TECHNOL	BAML	8/3/2018	1M LIBOR	(70,000)	(32,763)	851
CHINA ENERGINE INTERNATIO	BAML	6/29/2018	1M LIBOR	(124,000)	(8,272)	881
CHINA FISHERY GROUP ORD S	BAML	11/13/2017	1M LIBOR	(795,300)	(43,710)	43,652
CHINA GOLDJOY GROUP ORD S	BAML	11/13/2017	1M LIBOR	(532,000)	(54,859)	13,943
CHINA MAN MADE FIBER ORD	BAML	11/17/2017	1M LIBOR	257,189	70,975	3,894
CHINA OCEAN INDUSTRY GROU	BAML	6/29/2018	1M LIBOR	(1,045,000)	(25,877)	16,769
CHONG KUN DANG PHARMACEUT	BAML	9/21/2018	1M LIBOR	2,534	240,846	13,594
CN HAORAN RECYCL ORD SHS	BAML	9/21/2018	1M LIBOR	181,295	117,654	17,136
CONTINENTAL GOLD ORD SHS	BAML	11/27/2017	1M LIBOR	(8,000)	(22,366)	3,127
COSMAX ORD SHS	BAML	11/13/2017	1M LIBOR	(2,219)	(263,837)	(11,459)
COSMAX ORD SHS	BAML	12/8/2017	1M LIBOR	(1,324)	(144,022)	(20,238)
CSR ORD SHS	BAML	12/28/2017	1M LIBOR	120,179	364,042	72,194
CSR ORD SHS	BAML	6/29/2018	1M LIBOR	121,225	376,805	63,229
CUREXO ORD SHS	BAML	12/8/2017	1M LIBOR	(983)	(10,730)	509
DAEKYUNG MACHINERY and EN	BAML	12/8/2017	1M LIBOR	(58,335)	(31,329)	2,432
DANA GAS ORD SHS	BAML	7/30/2018	1M LIBOR	(239,912)	(50,147)	1,155
DELIVERY HERO ORD SHS	BAML	4/30/2018	1M LIBOR	(1,911)	(76,479)	(5,072)
DHP KOREA ORD SHS	BAML	9/21/2018	1M LIBOR	2,476	18,520	(1,194)
DHP KOREA ORD SHS	BAML	9/21/2018	1M LIBOR	14,945	111,787	(7,209)
DIGITAL CHINA HOLDINGS OR	BAML	6/29/2018	1M LIBOR	(91,000)	(53,605)	(1,451)
DIRECIONAL ENGENHARIA ORD	BAML	11/27/2017	1M LIBOR	(38,400)	(65,096)	(3,580)
DXB ENTERTAINMENTS ORD SH	BAML	7/30/2018	1M LIBOR	(445,167)	(146,651)	56,956
EVEN CONSTRUTORA E INCORP	BAML	11/27/2017	1M LIBOR	(43,100)	(63,817)	(7,335)
FAMOUS BRANDS ORD SHS	BAML	7/31/2018	1M LIBOR	(2,991)	(22,123)	493
FandF ORD SHS	BAML	9/21/2018	1M LIBOR	1,137	39,658	427
FandF ORD SHS	BAML	9/21/2018	1M LIBOR	3,726	129,961	1,400
FDG ELECTRIC VEHICLES ORD	BAML	6/29/2018	1M LIBOR	(195,000)	(8,381)	(117)
FLEXIGROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(26,353)	(48,304)	18,638
FORD OTOMOTIV SANAYI A OR	BAML	7/30/2018	1M LIBOR	10,234	133,215	11,226
FORTESCUE METALS GROUP OR	BAML	12/28/2017	1M LIBOR	156,481	646,911	(90,885)
FORTESCUE METALS GROUP OR	BAML	6/29/2018	1M LIBOR	121,907	477,518	(44,345)
FOURTH-LINK ORD SHS	BAML	12/8/2017	1M LIBOR	(1,075)	(1,791)	460
FOXTONS GROUP ORD SHS	BAML	4/30/2018	1M LIBOR	(65,325)	(75,801)	7,051
GFPT ORD SHS F	BAML	6/11/2018	1M LIBOR	164,172	95,906	(4,501)
GIGALANE ORD SHS	BAML	11/13/2017	1M LIBOR	(14,100)	(39,510)	(132)
GINTECH ENERGY ORD SHS	BAML	6/29/2018	1M LIBOR	(102,000)	(67,582)	3,665
GS HOLDINGS ORD SHS	BAML	9/21/2018	1M LIBOR	1,865	112,749	(2,554)
G-TECH OPTOELECTRONICS OR	BAML	6/29/2018	1M LIBOR	(5,390)	(3,455)	(745)
GWA GROUP ORD SHS	BAML	12/28/2017	1M LIBOR	58,215	125,936	(12,700)
HANJIN HEAVY INDUSTRIES a	BAML	12/8/2017	1M LIBOR	(17,462)	(56,898)	(2,639)
HANMI SCIENCE ORD SHS	BAML	12/8/2017	1M LIBOR	(554)	(41,386)	(4,006)
HANPIN ELECTRON ORD SHS	BAML	11/17/2017	1M LIBOR	46,487	65,727	(17,639)
HIGHLAND GOLD MINING ORD	BAML	4/30/2018	1M LIBOR	101,291	195,128	(3,108)
HODOGAYA CHEMICAL ORD SHS	BAML	11/13/2017	1M LIBOR	(1,100)	(65,739)	(11,101)
HONGHUA GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	(614,000)	(51,719)	(7,309)
HSIN CHONG GROUP HOLDINGS	BAML	11/13/2017	1M LIBOR	(2,182,000)	(104,651)	6,758
HSIN CHONG GROUP HOLDINGS	BAML	6/29/2018	1M LIBOR	(116,000)	(5,209)	5
HTandE ORD SHS	BAML	11/17/2017	1M LIBOR	(42,237)	(73,083)	16,965
HUANXI MEDIA GROUP ORD SH	BAML	6/29/2018	1M LIBOR	(160,000)	(43,727)	(7,546)
HUAXIN CEMENT ORD SHS B	BAML	9/11/2018	1M LIBOR	95,200	94,878	15,173
HUAYI TENCENT ENTERTAINME	BAML	6/29/2018	1M LIBOR	(270,000)	(12,298)	(4,141)
HYUNDAI MERCHANT MARINE O	BAML	12/8/2017	1M LIBOR	(6,955)	(53,537)	7,601

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
HYUNDAI WIA ORD SHS	BAML	11/13/2017	1M LIBOR	(1,824)	(116,939)	$11,934
INTRON BIOTECHNOLOGY ORD	BAML	12/8/2017	1M LIBOR	(622)	(13,913)	(3,852)
ITAUSA INVESTIMENTOS ITAU	BAML	11/27/2017	1M LIBOR	109,500	393,693	(42,865)
IVANHOE MINES ORD SHS CLA	BAML	11/27/2017	1M LIBOR	(21,800)	(62,660)	(16,315)
IVANHOE MINES ORD SHS CLA	BAML	11/27/2017	1M LIBOR	(29,300)	(100,552)	(5,593)
KOREA AEROSPACE INDUSTRIE	BAML	11/13/2017	1M LIBOR	(4,974)	(234,130)	(18,033)
KOREA AEROSPACE INDUSTRIE	BAML	12/8/2017	1M LIBOR	(6,711)	(253,502)	(86,720)
KOREA AUTOGLASS ORD SHS	BAML	9/21/2018	1M LIBOR	4,724	85,511	(5,611)
KOREA UNITED PHARM ORD SH	BAML	9/21/2018	1M LIBOR	5,064	93,800	15,354
KOREA UNITED PHARM ORD SH	BAML	9/21/2018	1M LIBOR	6,266	116,064	18,998
KUMHO TIREINC ORD SHS	BAML	12/8/2017	1M LIBOR	(10,671)	(53,267)	(9,117)
LUXNET CORP ORD SHS	BAML	6/29/2018	1M LIBOR	(41,742)	(36,884)	(1,521)
MAG SILVER ORD SHS	BAML	11/27/2017	1M LIBOR	(14,300)	(163,811)	11,283
MAG SILVER ORD SHS	BAML	11/27/2017	1M LIBOR	(2,800)	(40,009)	10,143
MAGNESITA REFRATARIOS ORD	BAML	11/27/2017	1M LIBOR	6,723	83,806	10,740
MERITZ FIRE and MARINE IN	BAML	9/21/2018	1M LIBOR	7,508	163,169	9,051
METALS X ORD SHS	BAML	11/10/2017	1M LIBOR	(32,395)	(17,916)	(6,892)
MGENPLUS ORD SHS	BAML	11/13/2017	1M LIBOR	(1,144)	(7,154)	(402)
MIRAE ASSET DAEWOO ORD SH	BAML	11/13/2017	1M LIBOR	(5,732)	(51,494)	(434)
MOBASE ORD SHS	BAML	9/21/2018	1M LIBOR	16,603	111,417	(6,945)
MORGAN SINDALL GROUP ORD	BAML	4/30/2018	1M LIBOR	7,124	116,761	19,851
NDFOS ORD SHS	BAML	9/21/2018	1M LIBOR	14,842	114,953	8,377
NEW ZEALAND REFINING ORD	BAML	6/29/2018	1M LIBOR	53,285	94,328	(1,770)
NEWMAX TECHNOLOGY ORD SHS	BAML	6/29/2018	1M LIBOR	(5,000)	(8,991)	(160)
NIIT TECHNOLOGIES ORD SHS	BAML	4/30/2018	1M LIBOR	6,317	60,026	5,991
NSN ORD SHS	BAML	12/8/2017	1M LIBOR	(1,639)	(6,710)	405
NYRSTAR ORD SHS	BAML	4/30/2018	1M LIBOR	(9,715)	(75,165)	(2,410)
O LUXE HOLDINGS ORD SHS	BAML	11/13/2017	1M LIBOR	(312,000)	(53,883)	(16,105)
OBRASCON HUARTE LAIN ORD	BAML	4/30/2018	1M LIBOR	(32,745)	(188,329)	4,403
ORBITECH ORD SHS	BAML	11/13/2017	1M LIBOR	(17,676)	(60,034)	84
ORGANIC TEA COSMETICS HOL	BAML	9/21/2018	1M LIBOR	31,576	106,227	9,322
PANALPINA WELTTRANSPORT H	BAML	4/30/2018	1M LIBOR	(771)	(102,845)	(3,348)
PARADISE ORD SHS	BAML	12/8/2017	1M LIBOR	(5,018)	(65,560)	(24,463)
PERSEUS MINING ORD SHS	BAML	11/17/2017	1M LIBOR	(87,118)	(31,130)	9,781
PETRA DIAMONDS ORD SHS	BAML	4/30/2018	1M LIBOR	(85,593)	(96,925)	9,401
PHILIP MORRIS ORD SHS	BAML	12/29/2017	1M LIBOR	133	72,993	25,409
PILBARA MINERALS ORD SHS	BAML	11/17/2017	1M LIBOR	(161,488)	(55,305)	(44,865)
PLUS500 ORD SHS	BAML	4/30/2018	1M LIBOR	21,453	237,317	54,701
PURPLEBRICKS GROUP ORD SH	BAML	4/30/2018	1M LIBOR	(14,955)	(85,295)	13,053
QIANHAI HEALTH HOLDINGS O	BAML	6/29/2018	1M LIBOR	(1,650,000)	(20,323)	(3,365)
QINGDAO HAIER ORD SHS A	BAML	6/29/2018	1M LIBOR	207,100	449,828	90,585
REDROVER ORD SHS	BAML	12/8/2017	1M LIBOR	(16,840)	(49,252)	(1,927)
ROCKHOPPER EXPLORATION OR	BAML	4/30/2018	1M LIBOR	(55,503)	(14,331)	(3,912)
ROYAL BAFOKENG PLATINUM P	BAML	7/31/2018	1M LIBOR	(4,642)	(11,015)	312
RUMO LOGISTICA OPERADORA	BAML	11/27/2017	1M LIBOR	(33,516)	(87,936)	(42,193)
SAMSUNG ENGINEERING ORD S	BAML	11/13/2017	1M LIBOR	(7,234)	(67,816)	(10,955)
SAMSUNG ENGINEERING ORD S	BAML	12/8/2017	1M LIBOR	(10,577)	(116,752)	1,579
SAMSUNGBIOLOGICS ORD SHS	BAML	12/8/2017	1M LIBOR	(689)	(205,631)	(30,513)
SANDFIRE RESOURCES ORD SH	BAML	6/29/2018	1M LIBOR	69,375	360,205	(55,254)
SCALES CORPORATION ORD SH	BAML	6/29/2018	1M LIBOR	31,895	75,055	10,687
SENEX ENERGY ORD SHS	BAML	11/10/2017	1M LIBOR	(37,931)	(9,727)	(295)
SEOHWA ORD SHS	BAML	12/8/2017	1M LIBOR	(8,866)	(35,290)	(1,783)
SEOUL FOOD INDUSTRIAL ORD	BAML	11/13/2017	1M LIBOR	(40,375)	(9,783)	(2,902)
SHUNFENG INTL CLEAN ENERG	BAML	6/29/2018	1M LIBOR	(39,362)	(2,273)	(351)
SIIC ENVIRONMENT HOLDINGS	BAML	4/24/2018	1M LIBOR	(50,800)	(19,746)	(40)
SILLAJEN ORD SHS	BAML	12/8/2017	1M LIBOR	(3,984)	(81,656)	(158,365)
SINCERE WATCH (HONG KONG)	BAML	11/13/2017	1M LIBOR	(20,000)	(516)	98

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SINOPEC OILFIELD SERVICE	BAML	6/29/2018	1M LIBOR	(60,000)	(10,228)	$(77)
SPARK NEW ZEALAND ORD SHS	BAML	6/29/2018	1M LIBOR	27,516	69,428	370
SPARTAN ENERGY ORD SHS	BAML	11/27/2017	1M LIBOR	(24,000)	(109,881)	(17,277)
SUMMERSET GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	27,912	97,234	(3,536)
SUMMERSET GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	33,108	115,343	(4,203)
SUNCORP GROUP ORD SHS	BAML	11/10/2017	1M LIBOR	(203)	(1,969)	(142)
TECNISA ORD SHS	BAML	11/27/2017	1M LIBOR	(87,700)	(64,415)	1,944
TEKFEN HOLDING A ORD SHS	BAML	7/30/2018	1M LIBOR	29,012	90,418	7,534
TELCON ORD SHS	BAML	11/13/2017	1M LIBOR	(3,925)	(12,671)	(8,209)
TEN NETWORK HOLDINGS ORD	BAML	11/17/2017	1M LIBOR	(85,229)	(90,662)	80,219
TMAC RESOURCES ORD SHS	BAML	11/27/2017	1M LIBOR	(4,700)	(30,602)	1,180
TUPY ORD SHS	BAML	11/27/2017	1M LIBOR	21,600	126,343	(11,244)
URBAS GRUPO FINANCIERO OR	BAML	4/30/2018	1M LIBOR	5,953,425	134,507	(16,615)
USINAS SIDERURGICAS DE MI	BAML	11/27/2017	1M LIBOR	(26,800)	(52,112)	(20,071)
V1 GROUP ORD SHS	BAML	6/29/2018	1M LIBOR	(98,000)	(3,458)	255
VILMORIN and CIE ORD SHS	BAML	4/30/2018	1M LIBOR	1,436	100,468	37,833
VIROMED ORD SHS	BAML	12/8/2017	1M LIBOR	(902)	(74,253)	(45,058)
VIVA CHINA HOLDINGS ORD S	BAML	6/29/2018	1M LIBOR	(144,000)	(13,857)	1,490
WPP AUNZ ORD SHS	BAML	12/28/2017	1M LIBOR	63,405	53,269	(8,598)
YATAS YATAK VE YORGAN SAN	BAML	7/30/2018	1M LIBOR	16,291	71,272	32,722
ZENG HSING INDUSTRIAL ORD	BAML	11/17/2017	1M LIBOR	7,000	33,041	(3,798)
ZENITH INTERNATIONAL BANK	BAML	1/16/2018	1M LIBOR	242,534	12,197	6,523
ZHEJIANG NHU ORD SHS A	BAML	6/29/2018	1M LIBOR	46,987	184,609	(4,168)
ZHUZHOU KIBING GROUP ORD	BAML	6/29/2018	1M LIBOR	635,300	489,360	(20,776)
ZOOPLUS ORD SHS	BAML	4/30/2018	1M LIBOR	(43)	(6,074)	(1,056)
60280	DB	4/30/2018	USD1M_Reuters	(3,181)	(32,555)	(523)
CARBONE LORRAINE	DB	7/9/2018	USD1M_Reuters	3,109	118,559	17,633
CARICO HOLDINGS LTD	DB	9/4/2018	USD1M_Reuters	(525,000)	(20,894)	(1,993)
CHIHO-TIANDE GROUP LTD	DB	9/4/2018	USD1M_Reuters	(31,714)	(17,521)	1,622
CHIMEI MATERIALS TECHNOLOGY	DB	8/2/2018	USD1M_Reuters	(55,894)	(26,675)	1,196
CHINA FISHERY GROUP LTD	DB	11/2/2018	USD1M_Reuters	(375,000)	(20,178)	(734)
COMMONWEALTH ENTERTAINMENT	DB	11/5/2018	USD1M_Reuters	(5,000)	(8,948)	(530)
COOPER ENERGY LTD	DB	5/7/2018	USD1M_Reuters	(139,102)	(29,892)	(970)
COSMAX INC	DB	4/30/2018	USD1M_Reuters	(101)	(9,295)	(3,236)
COSMAX INC	DB	6/11/2018	USD1M_Reuters	(29)	(2,669)	(929)
CT Environmental Group Ord Shs (Temp)	DB	9/4/2018	USD1M_Reuters	(118,000)	(16,929)	(1,226)
DATAGATE BILGISAYAR MALZEMEL	DB	11/12/2018	USD1M_Reuters	48,801	92,560	(2,875)
DERICHEBOURG	DB	7/9/2018	USD1M_Reuters	10,677	113,235	569
DHX MEDIA LTD — VOTING SH	DB	5/14/2018	USD1M_Reuters	(3,300)	(10,338)	(536)
DHX MEDIA LTD — VOTING SH	DB	10/16/2018	USD1M_Reuters	(4,700)	(14,724)	(764)
ELTEL AB-W/I	DB	5/28/2018	USD1M_Reuters	(20,877)	(64,041)	4,706

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Company Reference	Counter party	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ESTACIO PARTICIPACOES SA	DB	8/31/2018	USD1M_Reuters	36,800	334,971	$(4,927)
FERBASA-FERRO LIGAS BAHIA-PR	DB	8/31/2018	USD1M_Reuters	23,732	95,412	27,228
FERRATUM OYJ	DB	10/11/2018	USD1M_Reuters	(26)	(678)	(138)
FIGEAC-AERO	DB	7/9/2018	USD1M_Reuters	(3,367)	(73,554)	1,080
FREEDOM FOODS GROUP LTD	DB	5/7/2018	USD1M_Reuters	(10,889)	(36,670)	(2,401)
FRESHII	DB	5/14/2018	USD1M_Reuters	(5,600)	(24,616)	(1,220)
FRESHII	DB	10/16/2018	USD1M_Reuters	(14,200)	(62,851)	(2,661)
G TECH OPTOELECTRONICS CORP	DB	8/2/2018	USD1M_Reuters	(20,000)	(16,278)	697
GAMES WORKSHOP GROUP PLC	DB	8/13/2018	USD1M_Reuters	4,820	80,630	64,250
GENEL ENERGY ORD	DB	8/13/2018	USD1M_Reuters	77,792	119,304	(1,875)
GREAT WALL ENTERPRISES	DB	8/2/2018	USD1M_Reuters	84,000	89,503	6,015
HANJIN HEAVY INDUS & CONST	DB	4/30/2018	USD1M_Reuters	(5,662)	(17,002)	(2,303)
IMPALA PLATINUM HOLDINGS LTD	DB	6/4/2018	USD1M_Reuters	(22,458)	(63,163)	788
INTERNATIONAL GAMES SYSTEM C	DB	8/2/2018	USD1M_Reuters	40,000	230,285	(19,437)
IRB INFRASTRUCTURE DEVELOPER	DB	9/26/2018	USD1M_Reuters	29,940	100,564	11,553
IVANHOE MINES LTD	DB	5/14/2018	USD1M_Reuters	(800)	(2,541)	(356)
JINCHUAN GROUP INTERNATIONAL	DB	9/4/2018	USD1M_Reuters	(35,159)	(6,054)	1,051
JK PAPER LTD	DB	9/26/2018	USD1M_Reuters	67,557	101,915	16,310
KNDT LTD	DB	6/11/2018	USD1M_Reuters	(4,414)	(14,769)	(203)
KOREA KOLMAR CO LTD	DB	6/11/2018	USD1M_Reuters	(95)	(6,503)	(518)
KUMBA IRON ORE LTD	DB	6/4/2018	USD1M_Reuters	22,049	379,541	45,161
LONG BON DEVELOPMENT CO LTD	DB	8/2/2018	USD1M_Reuters	129,961	61,505	(971)
LUNDIN GOLD INC	DB	5/14/2018	USD1M_Reuters	(12,800)	(52,219)	3,191
LUXNET CORP	DB	8/2/2018	USD1M_Reuters	(25,424)	(22,623)	(767)
MAXAR TECHNOLOGIES LTD	DB	10/16/2018	USD1M_Reuters	(1,900)	(103,039)	(17,189)
MEDIA CHINA CORPORATION LTD	DB	9/4/2018	USD1M_Reuters	(363,247)	(13,109)	(9,014)
MONADELPHOUS GROUP LIMITED	DB	5/7/2018	USD1M_Reuters	17,226	203,627	20,017
NEWMAX TECHNOLOGY CO LTD	DB	8/2/2018	USD1M_Reuters	(26,000)	(44,283)	(3,297)
PERSIMMON PLC	DB	8/13/2018	USD1M_Reuters	17,356	553,374	90,580
POLYMETAL INTERNATIONAL PLC	DB	9/24/2018	USD1M_Reuters	(12,873)	(154,737)	5,672
PURPLEBRICKS GROUP PLC	DB	8/13/2018	USD1M_Reuters	(3,498)	(17,372)	523
QUBE LOGISTICS HOLDINGS LTD	DB	5/7/2018	USD1M_Reuters	(57,115)	(110,279)	(2,019)
RECYLEX SA	DB	7/9/2018	USD1M_Reuters	(5,236)	(62,688)	(23,211)
REGEN CO LTD	DB	4/30/2018	USD1M_Reuters	(87)	(374)	39
ROYAL BAFOKENG PLATINUM LTD	DB	6/4/2018	USD1M_Reuters	(9,691)	(21,162)	(1,211)
ROYAL MAIL PLC-W/I	DB	8/13/2018	USD1M_Reuters	105,385	529,778	(7,319)
SANTHERA PHARMACEUTICALS-REG	DB	11/19/2018	USD1M_Reuters	(2,182)	(79,697)	4,128
SELECT HARVESTS LIMITED	DB	5/7/2018	USD1M_Reuters	(7,288)	(28,239)	2,033
SENEX ENERGY LTD	DB	5/7/2018	USD1M_Reuters	(67,916)	(17,476)	(450)
SIGURD MICROELECTRONICS CORP	DB	8/2/2018	USD1M_Reuters	41,423	34,916	1,063

Company Reference	Counter party	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SINMAG BAKERY MACHINE CORP	DB	8/2/2018	USD1M_Reuters	18,000	95,961	$(4,660)
SINON CORP	DB	8/2/2018	USD1M_Reuters	164,000	89,660	6,845
SMARTGROUP CORP LTD	DB	5/7/2018	USD1M_Reuters	16,398	117,049	5,017
SPARTAN ENERGY CORP	DB	5/14/2018	USD1M_Reuters	(3,400)	(15,852)	(2,153)
SPEEDCAST INTERNATIONAL LTD	DB	5/7/2018	USD1M_Reuters	(40,176)	(110,615)	(17,249)
SPEEDCAST INTERNATIONAL LTD	DB	5/7/2018	USD1M_Reuters	(3,000)	(8,167)	(1,380)
SRP GROUPE SA-WI (144A)	DB	7/9/2018	USD1M_Reuters	(432)	(8,973)	2,614
SUMMERSET GROUP HOLDINGS LTD	DB	11/2/2018	USD1M_Reuters	130	319	115
SUN CAPITAL MANAGEMENT CORP	DB	11/5/2018	USD1M_Reuters	(36,800)	(27,294)	(1,256)
SYNCMOLD ENTERPRISE CORP	DB	8/2/2018	USD1M_Reuters	39,916	90,114	2,385
THIN FILM ELECTRONICS ASA	DB	7/30/2018	USD1M_Reuters	(158,888)	(73,351)	26,177
TMAC RESOURCES INC	DB	5/14/2018	USD1M_Reuters	(7,800)	(91,192)	42,386
TRINIDAD DRILLING LTD	DB	10/16/2018	USD1M_Reuters	(48,700)	(60,051)	(4,142)
TRIPOD TECHNOLOGY CORP	DB	8/2/2018	USD1M_Reuters	18,000	66,280	(43)
UNITED ORTHOPEDIC CORP	DB	8/2/2018	USD1M_Reuters	18,000	41,577	(820)
VITA GROUP LTD	DB	5/7/2018	USD1M_Reuters	55,069	72,698	(18,350)
VOLATI AB-WI	DB	5/28/2018	USD1M_Reuters	(2,750)	(26,080)	5,063
VST HOLDINGS LIMITED	DB	6/26/2018	USD1M_Reuters	(232,000)	(75,101)	(32,877)
WALTON ADVANCED ENGINEERING	DB	8/2/2018	USD1M_Reuters	195,680	94,543	9,252
WHITEHAVEN COAL LTD	DB	5/7/2018	USD1M_Reuters	171,243	492,159	(3,494)
WONSON INTERNATIONAL HLDGS	DB	9/4/2018	USD1M_Reuters	(45,000)	(1,101)	709
World Wide Touch Technology (Holdings) O	DB	6/26/2018	USD1M_Reuters	(12,000)	(974)	50
XINTEC INC	DB	8/2/2018	USD1M_Reuters	(122,000)	(197,394)	(43,661)
YUXING INFOTECH HLDGS LTD	DB	9/4/2018	USD1M_Reuters	(5,714)	(605)	12
ZOOPLUS AG	DB	10/11/2018	USD1M_Reuters	(129)	(21,106)	(259)
A1N INC	Goldman	11/21/2018	USD-Federal Funds-H.15	(3,542)	(14,910)	193
ACCOR SA	Goldman	5/16/2018	USD-Federal Funds-H.15	(8,495)	(358,187)	(65,573)
AFC ENERGY PLC	Goldman	10/30/2018	USD-Federal Funds-H.15	(14,607)	(2,451)	(820)
ALTPLUS INC	Goldman	9/7/2018	USD-Federal Funds-H.15	(10,500)	(90,506)	2,705
ARCADYAN TECHNOLOGY CORP	Goldman	9/6/2018	USD-LIBOR-BBA	31,000	48,270	453
ARCAM AB	Goldman	8/8/2018	USD-Federal Funds-H.15	(1,609)	(64,729)	2,289
ARCAM AB-RTS	Goldman	5/16/2018	USD-Federal Funds-H.15	(1,609)	—	(3,265)
ASCOT CORP	Goldman	10/25/2018	USD-Federal Funds-H.15	(29,800)	(78,946)	(4,028)
ASIA DEVELOPMENT CAPITAL CO	Goldman	10/12/2018	USD-Federal Funds-H.15	(712,900)	(92,937)	(1,586)
ASIA PLUS GROUP HDS SECS-FOR	Goldman	4/13/2018	USD-LIBOR-BBA	311,065	31,123	7,446
ASJ INC	Goldman	8/9/2018	USD-Federal Funds-H.15	(7,100)	(168,912)	12,266

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ATHABASCA OIL CORP	Goldman	3/8/2018	USD-Federal Funds-H.15	(4,900)	(7,085)	$2,678
ATLAS IRON LTD	Goldman	10/3/2018	USD-LIBOR-BBA	3,525,382	52,555	(6,528)
B3 SA-BRASIL BOLSA BALCAO	Goldman	6/22/2018	USD-Federal Funds-H.15	(500)	(2,909)	(733)
BEC WORLD PCL-FOREIGN	Goldman	10/12/2018	USD-Federal Funds-H.15	(269,900)	(143,720)	2,384
BERKELEY GROUP HOLDINGS/THE	Goldman	7/25/2018	USD-LIBOR-BBA	12,125	508,506	93,507
BIO ON SPA	Goldman	7/18/2018	USD-Federal Funds-H.15	(3,000)	(64,035)	(32,075)
BNN TECHNOLOGY PLC	Goldman	11/9/2017	USD-Federal Funds-H.15	(6,510)	(11,317)	7,689
CAIRN HOMES PLC	Goldman	10/30/2018	USD-Federal Funds-H.15	(3,094)	(6,219)	(204)
CATEA CO LTD	Goldman	12/28/2017	USD-Federal Funds-H.15	(2,000)	(3,440)	2,445
CHIHO ENVIRONMENTAL GROUP LT	Goldman	9/6/2018	USD-Federal Funds-H.15	(34,000)	(16,937)	(104)
CHIMEI MATERIALS TECHNOLOGY	Goldman	4/18/2018	USD-Federal Funds-H.15	(65,688)	(30,530)	581
CHINA CHENGTONG DEVELOPMENT	Goldman	1/18/2018	USD-Federal Funds-H.15	(84,989)	(6,715)	396
CHINA ENERGINE INTERNATIONAL	Goldman	9/20/2018	USD-Federal Funds-H.15	(493,223)	(32,987)	3,589
CHONGQING IRON & STEEL CO-H	Goldman	3/19/2018	USD-Federal Funds-H.15	(40,745)	(10,887)	2,165
COMPAGNIE DES ALPES	Goldman	4/5/2018	USD-LIBOR-BBA	3,904	115,579	8,220
COSMAX INC	Goldman	8/7/2018	USD-Federal Funds-H.15	(278)	(27,572)	(6,918)
COUNTRYWIDE PLC	Goldman	12/5/2017	USD-Federal Funds-H.15	(5,633)	(12,573)	3,246
CT ENVIRONMENTAL GROUP LTD	Goldman	10/24/2018	USD-Federal Funds-H.15	(284,729)	(44,074)	278
DARFON ELECTRONICS CORP	Goldman	11/27/2018	USD-LIBOR-BBA	120,500	107,291	(1,407)
DOMINO’S PIZZA ENTERPRISES L	Goldman	9/20/2018	USD-Federal Funds-H.15	(7,529)	(263,585)	(5,811)
ENCE ENERGIA Y CELULOSA SA	Goldman	4/25/2018	USD-LIBOR-BBA	36,834	117,565	96,053
ENISH INC	Goldman	8/16/2018	USD-Federal Funds-H.15	(8,800)	(187,454)	11,269
EPIGENOMICS AG	Goldman	9/20/2018	USD-Federal Funds-H.15	(13,999)	(67,363)	(1,287)
EVRAZ PLC	Goldman	11/15/2018	USD-LIBOR-BBA	62,550	266,858	(27,356)
FASTEPS CO LTD	Goldman	11/1/2018	USD-Federal Funds-H.15	(2,200)	(11,710)	(3,128)
FERREXPO PLC	Goldman	11/7/2018	USD-LIBOR-BBA	33,064	127,544	(15,995)
FEVERTREE DRINKS PLC	Goldman	11/15/2018	USD-Federal Funds-H.15	(11,482)	(328,530)	5,313
FILA SPA	Goldman	9/27/2018	USD-Federal Funds-H.15	(3,627)	(79,477)	787
FINCANTIERI SPA	Goldman	10/3/2018	USD-Federal Funds-H.15	(45,619)	(50,420)	(6,318)
FIRST PHILIPPINE HLDGS	Goldman	7/11/2018	USD-LIBOR-BBA	73,051	97,605	(7,461)
FORSIDE CO LTD	Goldman	11/1/2018	USD-Federal Funds-H.15	(37,100)	(103,739)	(1,201)
FOXTONS GROUP PLC	Goldman	10/17/2018	USD-Federal Funds-H.15	(9,880)	(10,329)	(63)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
G TECH OPTOELECTRONICS CORP	Goldman	1/18/2018	USD-Federal Funds-H.15	(38,013)	(25,837)	$(3,784)
GHCL LTD	Goldman	7/5/2018	USD-LIBOR-BBA	25,990	94,367	(3,211)
GOLDSUN BUILDING MATERIALS C	Goldman	4/18/2018	USD-Federal Funds-H.15	(97,895)	(27,338)	(1,941)
GOYO INTEX CO LTD	Goldman	11/1/2018	USD-Federal Funds-H.15	(2,000)	(11,901)	(2,613)
GREEN SEAL HOLDING LTD	Goldman	11/28/2018	USD-Federal Funds-H.15	(19,102)	(46,417)	1,066
GRUPO HERDEZ SAB-SERIES *	Goldman	11/7/2018	USD-LIBOR-BBA	41,210	98,130	(9,838)
HANNSTAR BOARD CORP	Goldman	10/24/2018	USD-LIBOR-BBA	151,112	86,018	5,426
HIGH ARCTIC ENERGY SERVICES	Goldman	3/8/2018	USD-LIBOR-BBA	33,877	141,456	(28,232)
HUANXI MEDIA GROUP LTD	Goldman	3/30/2018	USD-Federal Funds-H.15	(20,000)	(5,997)	(412)
HYUNDAI WIA CORP	Goldman	7/5/2018	USD-Federal Funds-H.15	(1,254)	(78,271)	6,080
IMPALA PLATINUM HOLDINGS LTD	Goldman	11/30/2017	USD-Federal Funds-H.15	(92,630)	(323,779)	66,741
INNER MONGOLIA YITAI COAL-B	Goldman	9/28/2018	USD-LIBOR-BBA	86,513	111,987	4,286
INTL CONSOLIDATED AIRLINE-DI	Goldman	9/6/2018	USD-LIBOR-BBA	45,840	360,005	26,930
INTRON BIOTECHNOLOGY INC	Goldman	4/5/2018	USD-Federal Funds-H.15	(3,296)	(70,424)	(23,714)
IPH LTD	Goldman	11/21/2018	USD-LIBOR-BBA	26,429	119,989	(1,249)
IVANHOE MINES LTD-CL A	Goldman	3/22/2018	USD-Federal Funds-H.15	(61,700)	(225,778)	2,340
IVANHOE MINES LTD-CL A	Goldman	3/27/2018	USD-Federal Funds-H.15	(53,359)	(191,427)	(1,806)
JOHNSON SERVICE GROUP PLC	Goldman	10/31/2018	USD-LIBOR-BBA	58,248	111,771	324
KOREA KOLMAR CO LTD	Goldman	10/1/2018	USD-Federal Funds-H.15	(1,864)	(109,264)	(28,490)
MACA LTD	Goldman	10/29/2018	USD-LIBOR-BBA	85,363	138,805	(1,788)
MADISON HOLDINGS GROUP LTD	Goldman	9/6/2018	USD-Federal Funds-H.15	(72,000)	(16,944)	885
MAG SILVER CORP	Goldman	10/30/2018	USD-Federal Funds-H.15	(10,000)	(122,298)	15,673
MEDIA DO HOLDINGS CO LTD	Goldman	11/29/2018	USD-Federal Funds-H.15	(2,400)	(53,343)	(3,342)
MELROSE INDUSTRIES PLC	Goldman	1/10/2018	USD-Federal Funds-H.15	(106,856)	(299,265)	(12,596)
MINERAL RESOURCES LTD	Goldman	11/9/2017	USD-LIBOR-BBA	36,246	273,339	211,024
MINERAL RESOURCES LTD	Goldman	10/3/2018	USD-LIBOR-BBA	35,978	421,522	59,259
MINERVA SA	Goldman	8/9/2018	USD-LIBOR-BBA	66,770	258,981	(24,936)
MOLECULAR PARTNERS AG	Goldman	10/31/2018	USD-Federal Funds-H.15	(464)	(12,279)	(749)
MOTECH INDUSTRIES INC	Goldman	11/21/2018	USD-Federal Funds-H.15	(105,000)	(86,302)	4,309
NENG TYI PRECISION IND. CO	Goldman	11/28/2018	USD-Federal Funds-H.15	(9,000)	(13,119)	570
NEW ZEALAND REFINING CO LTD	Goldman	4/5/2018	USD-LIBOR-BBA	10,902	20,528	(1,692)
NEXT BIOMETRICS GROUP AS	Goldman	10/31/2018	USD-Federal Funds-H.15	(1,522)	(9,228)	(3,035)
NORDIC NANOVECTOR ASA	Goldman	11/9/2017	USD-Federal Funds-H.15	(4,315)	(27,176)	(16,863)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NORTHAM PLATINUM LTD	Goldman	11/16/2018	USD-Federal Funds-H.15	(32,991)	(114,561)	$(8,286)
NSN CO LTD	Goldman	11/21/2018	USD-Federal Funds-H.15	(2,779)	(11,003)	313
PACIFIC METALS CO LTD	Goldman	6/22/2018	USD-Federal Funds-H.15	(6,300)	(165,676)	(22,827)
PAKISTAN TELECOM CO LTD	Goldman	5/7/2018	USD-LIBOR-BBA	243,500	38,116	(7,581)
PERSEUS MINING LTD	Goldman	3/9/2018	USD-Federal Funds-H.15	(21,447)	(5,137)	(134)
PEUGEOT SA	Goldman	9/6/2018	USD-LIBOR-BBA	26,974	580,946	58,771
PILBARA MINERALS LTD	Goldman	10/11/2018	USD-Federal Funds-H.15	(182,141)	(66,040)	(47,266)
PIXEL COMPANYZ INC	Goldman	2/1/2018	USD-Federal Funds-H.15	(12,414)	(45,397)	6,223
PRETIUM RESOURCES INC	Goldman	5/3/2018	USD-Federal Funds-H.15	(20,766)	(226,979)	(6,838)
PRETIUM RESOURCES INC	Goldman	6/1/2018	USD-Federal Funds-H.15	(2,574)	(24,853)	(4,129)
QUALITAS CONTROLADORA SAB CV	Goldman	9/14/2018	USD-LIBOR-BBA	57,300	97,255	(2,293)
QUALITY HOUSE PCL-FOREIGN	Goldman	4/6/2018	USD-LIBOR-BBA	1,123,081	86,907	12,463
RASSINI SAB DE CV	Goldman	4/5/2018	USD-LIBOR-BBA	14,103	62,033	(8,755)
RASSINI SAB DE CV-FF	Goldman	3/27/2018	USD-LIBOR-BBA	6,900	26,641	26,067
ROCKHOPPER EXPLORATION PLC	Goldman	3/28/2018	USD-Federal Funds-H.15	(55,819)	(16,055)	(2,280)
RUMO SA	Goldman	6/22/2018	USD-Federal Funds-H.15	(50,039)	(145,959)	(47,743)
S SCIENCE CO LTD	Goldman	8/31/2018	USD-Federal Funds-H.15	(144,600)	(144,380)	(14,112)
SAMPO CORP	Goldman	5/31/2018	USD-LIBOR-BBA	88,667	51,904	(11,036)
SANSIRI PUBLIC CO LTD-FORGN	Goldman	4/6/2018	USD-LIBOR-BBA	3,737,607	218,194	45,020
SARAIVA SA LIVREIROS-PREF	Goldman	6/21/2018	USD-LIBOR-BBA	36,334	52,584	(4,852)
SEMIRARA MINING AND POWER CO	Goldman	4/6/2018	USD-LIBOR-BBA	208,940	86,320	85,297
SG FLEET GROUP LTD	Goldman	9/20/2018	USD-LIBOR-BBA	36,989	120,573	(4,386)
SHINWA ART AUCTION CO LTD	Goldman	11/23/2018	USD-Federal Funds-H.15	(2,500)	(9,849)	214
SHOUGANG CONCORD INTL ENT CO	Goldman	11/15/2018	USD-Federal Funds-H.15	(1,638,000)	(48,535)	453
SHOWROOMPRIVE	Goldman	8/30/2018	USD-Federal Funds-H.15	(3,437)	(71,800)	21,168
SHUNFENG INTERNATIONAL CLEAN	Goldman	4/11/2018	USD-Federal Funds-H.15	(328,512)	(30,970)	9,073
TAYLOR WIMPEY PLC	Goldman	8/8/2018	USD-LIBOR-BBA	234,884	569,881	52,037
TODA KOGYO CORP	Goldman	11/1/2018	USD-Federal Funds-H.15	(2,000)	(88,219)	4,953
TOURISM HOLDINGS LTD	Goldman	11/14/2018	USD-LIBOR-BBA	39,449	135,422	1,973
UNIVERSAL VISION BIOTECHNOLO	Goldman	5/31/2018	USD-LIBOR-BBA	79,078	74,763	(6,064)
USINAS SIDER MINAS GER-PF A	Goldman	10/31/2018	USD-Federal Funds-H.15	(77,634)	(106,663)	(101,810)
VIDENTE CO LTD	Goldman	1/11/2018	USD-Federal Funds-H.15	(1,396)	(5,284)	(5,331)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
VOCUS GROUP LTD	Goldman	10/24/2018	USD-Federal Funds-H.15	(106,661)	(202,982)	$(32,935)
VOCUS GROUP LTD	Goldman	10/24/2018	USD-Federal Funds-H.15	(144,279)	(274,572)	(44,550)
VOLATI AB	Goldman	7/11/2018	USD-Federal Funds-H.15	(7,884)	(72,992)	12,743
WISTRON CORP	Goldman	3/26/2018	USD-LIBOR-BBA	509,775	412,385	12,737
XINTEC INC	Goldman	5/4/2018	USD-Federal Funds-H.15	(38,448)	(65,026)	(10,957)
YULON MOTOR COMPANY	Goldman	11/21/2018	USD-Federal Funds-H.15	(61,071)	(51,356)	325
3I GROUP PLC	MS	10/24/2018	LIBOR-1M	66,630	836,337	14,160
888 HOLDINGS PLC	MS	10/24/2018	LIBOR-1M	7,200	23,821	154
A10 NETWORKS INC	MS	8/13/2018	LIBOR-1M	(9,900)	(75,636)	3,267
AALBERTS	MS	10/24/2018	EURIB-1M	9,608	463,499	10,523
ABAXIS INC	MS	8/13/2018	LIBOR-1M	(1,500)	(68,685)	(3,915)
ABC BANCORP	MS	8/13/2018	LIBOR-1M	(2,100)	(107,205)	6,615
ABCAM PLC	MS	10/24/2018	LIBOR-1M	59,050	785,116	(4,706)
ABLYNX	MS	10/24/2018	EURIB-1M	(13,240)	(261,597)	(9,822)
ABRAXAS PETE	MS	8/13/2018	LIBOR-1M	46,100	88,973	9,220
ACCO BRANDS CORP	MS	8/13/2018	LIBOR-1M	14,700	186,690	5,145
ACCOR SA	MS	10/24/2018	EURIB-1M	(18,430)	(892,946)	(26,841)
ACETO CORP	MS	8/13/2018	LIBOR-1M	(6,200)	(70,432)	7,998
ADTRAN INC	MS	8/13/2018	LIBOR-1M	8,900	217,605	(29,014)
ADV ENRGY INDS	MS	8/13/2018	LIBOR-1M	2,400	202,872	456
AEROHIVE NETWRKS	MS	8/13/2018	LIBOR-1M	(16,100)	(66,654)	2,898
AIMMUNE THERAPEU	MS	8/13/2018	LIBOR-1M	(1,900)	(48,507)	(6,726)
AIR FRANCE	MS	11/14/2017	LIBOR-1M	31,681	469,591	26,464
AIR FRANCE	MS	10/24/2018	EURIB-1M	38,130	576,640	20,880
Aksigorta	MS	6/25/2018	LIBOR-1M	117,268	87,993	8,652
ALK-ABELLO B	MS	10/24/2018	CIBOR-1M	(2,219)	(350,218)	2,953
ALLIED MINDS PLC	MS	10/24/2018	LIBOR-1M	(57,621)	(132,214)	(1,722)
ALLIED MOTION TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	(4,900)	(132,790)	(6,370)
AMARIN CORP PLC AC	MS	8/13/2018	LIBOR-1M	11,700	39,897	(117)
AMER SUPERCOND	MS	8/13/2018	LIBOR-1M	(13,100)	(59,998)	4,978
AMNIS Co Ltd	MS	10/15/2018	FEDEF-1D	(1,761)	(8,485)	4,924
AMPCO PITTSBURGH	MS	8/13/2018	LIBOR-1M	6,000	105,300	(6,000)
AMPHASTAR PHARMACEUTICALS IN	MS	8/13/2018	LIBOR-1M	(5,900)	(110,330)	3,717
ANANDA DEVELOP-F	MS	10/10/2019	FEDEF-1D	641,300	97,116	373
ANDERSONS INC	MS	8/13/2018	LIBOR-1M	(4,500)	(155,700)	(12,825)
Anheuser-Busch InBev SA/NV	MS	10/24/2018	EURIB-1M	(6,411)	(795,871)	11,204
AO WORLD PLC	MS	11/14/2017	FEDEF-1D	(20,175)	(34,339)	4,885
APPLIED GENETIC TECHNOLOGIES	MS	8/13/2018	LIBOR-1M	6,100	22,875	(2,135)
ARATANA THRAPTCS	MS	8/13/2018	LIBOR-1M	(6,100)	(37,820)	2,867
ARBOR REALTY	MS	8/13/2018	LIBOR-1M	18,300	152,622	(1,281)
ARC DOCUMENT SOLUTIONS	MS	8/13/2018	LIBOR-1M	13,300	53,998	4,788
ARCHROCK INC	MS	8/13/2018	LIBOR-1M	9,400	117,970	(5,170)
ARDMORE SHIPPING	MS	8/13/2018	LIBOR-1M	(17,600)	(157,520)	11,440
ARENA PHARMA	MS	8/13/2018	LIBOR-1M	2,300	60,812	3,657
ARES COMMERCIAL REAL ESTATE	MS	8/13/2018	LIBOR-1M	6,700	90,383	(3,417)
ARKEMA	MS	10/24/2018	EURIB-1M	2,358	291,352	6,594
ARLINGTON ASSET INVT CORP	MS	8/13/2018	LIBOR-1M	(7,400)	(93,462)	8,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ARMADA HFLR PR	MS	8/13/2018	LIBOR-1M	(10,200)	(142,800)	$(2,754)
ARTESIAN RES A	MS	8/13/2018	LIBOR-1M	1,400	58,884	(2,016)
ARYZTA AG (SWI LISTING)	MS	10/24/2018	LIBOR-1M	(4,390)	(137,445)	(1,847)
ASETEK	MS	10/24/2018	NIBOR-1M	(2,205)	(32,249)	2,429
ASHFORD HOSPITALITY TRUST	MS	8/13/2018	LIBOR-1M	13,900	96,049	1,668
ASHFORD HSY PRM	MS	8/13/2018	LIBOR-1M	18,800	192,700	(9,964)
ASIA CEMENT	MS	10/10/2019	FEDEF-1D	(129,632)	(114,722)	(846)
ASKARI BANK	MS	10/10/2018	FEDEF-1D	127,453	29,277	(6,465)
ASSCATD CPTL GRP	MS	8/13/2018	LIBOR-1M	(900)	(34,155)	765
ASTRAZENECA PLC	MS	10/24/2018	LIBOR-1M	(5,600)	(383,142)	8,852
ASTRONICS	MS	8/13/2018	LIBOR-1M	(2,300)	(77,517)	(1,603)
ASURE SOFTWARE INC	MS	8/13/2018	LIBOR-1M	(9,200)	(120,336)	16,560
ATN INTERNATIONAL, INC. COMMON STOCK	MS	8/13/2018	LIBOR-1M	(1,400)	(76,986)	980
ATRICURE	MS	8/13/2018	LIBOR-1M	(3,400)	(76,534)	3,638
AUDIOCODES LTD	MS	8/13/2018	LIBOR-1M	26,400	192,192	(17,688)
AUSTEVOLL	MS	10/24/2018	NIBOR-1M	36,960	389,015	(19,225)
AVID TECHNOLOGY	MS	8/13/2018	LIBOR-1M	(15,800)	(72,048)	1,896
AVITA CORP	MS	10/10/2019	FEDEF-1D	45,903	72,714	2,894
AVON RUBBER PLC	MS	10/24/2018	LIBOR-1M	2,292	29,667	137
BALFOUR BEATTY PLC	MS	11/14/2017	FEDEF-1D	(63,574)	(217,800)	(14,391)
BANCO ABC BRASIL SA	MS	11/15/2017	LIBOR-1M	1,317	5,545	1,662
Bank Handlowy	MS	7/13/2018	FEDEF-1D	(3,405)	(66,824)	(2,706)
BANK OF MARIN BANCORP	MS	8/13/2018	LIBOR-1M	500	35,600	(1,725)
BANK OF PUNJAB	MS	10/10/2018	FEDEF-1D	—	—	(28,422)
BANKFINANCIAL	MS	8/13/2018	LIBOR-1M	(4,300)	(70,305)	2,193
BANNER CORP	MS	8/13/2018	LIBOR-1M	2,600	160,264	(14,102)
BASSETT FURN	MS	8/13/2018	LIBOR-1M	3,800	148,010	(570)
BAUER AG	MS	10/24/2018	EURIB-1M	9,164	287,211	6,193
BAVARIAN NORDIC	MS	10/24/2018	CIBOR-1M	1,090	46,080	(1,877)
BBCK&WLCX ENTRPR	MS	8/13/2018	LIBOR-1M	(17,200)	(65,188)	(10,148)
BE SEMICOND IND	MS	10/24/2018	EURIB-1M	12,753	909,787	92,420
BEAZER HOMES	MS	8/13/2018	LIBOR-1M	11,100	214,785	18,093
BEL FUSE CL B	MS	8/13/2018	LIBOR-1M	2,000	65,100	(260)
BELL FOOD GROUP	MS	10/24/2018	LIBOR-1M	34	15,116	(443)
BENEFICIAL BANCORP INC	MS	8/13/2018	LIBOR-1M	(2,700)	(46,170)	1,458
BENEFITFOCUS INC	MS	8/13/2018	LIBOR-1M	(5,300)	(166,420)	21,200
BERKSHIRE HILL	MS	8/13/2018	LIBOR-1M	5,200	203,580	(4,420)
BIESSE	MS	10/24/2018	EURIB-1M	1,340	59,296	468
BIG 5 SPORTING	MS	8/13/2018	LIBOR-1M	(14,800)	(113,220)	19,240
BIOCARTIS NV	MS	10/24/2018	EURIB-1M	(8,701)	(119,116)	(11,354)
BIOCRYST PHARM	MS	8/13/2018	LIBOR-1M	7,700	40,116	(5,466)
BIOTIME INC	MS	8/13/2018	LIBOR-1M	20,300	56,231	(7,511)
BLUCORA INC	MS	8/13/2018	LIBOR-1M	3,400	86,530	(12,750)
BNN TECHNOLOGY PLC	MS	11/14/2017	FEDEF-1D	(69,423)	(101,280)	62,582
BOBST GRP N	MS	10/24/2018	LIBOR-1M	495	52,073	913
BOJANGLES INC	MS	8/13/2018	LIBOR-1M	(11,200)	(147,280)	10,080
BOLLORE	MS	10/24/2018	EURIB-1M	(185,800)	(875,860)	(22,513)
BOOHOO.COM PLC	MS	11/14/2017	FEDEF-1D	(123,382)	(328,457)	133
BOSKALIS CERT	MS	10/24/2018	EURIB-1M	(1,290)	(46,427)	286
BOSTON PRIVATE FINANCIAL	MS	8/13/2018	LIBOR-1M	6,900	115,230	(5,520)
BRAVIDA HOLDING AB	MS	10/24/2018	STIBO-1M	3,200	22,183	(325)
BRENNTAG AG N	MS	10/24/2018	EURIB-1M	(920)	(52,334)	224
BRIDGEPOINT EDUCATION INC	MS	8/13/2018	LIBOR-1M	5,700	55,917	(741)
BRIGHTCOVE INC	MS	8/13/2018	LIBOR-1M	(23,300)	(168,925)	(17,475)
BRISTOW GROUP INC	MS	8/13/2018	LIBOR-1M	(9,300)	(88,350)	558
BROOKLINE BANCP	MS	8/13/2018	LIBOR-1M	6,100	97,600	(3,660)
CAI INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	7,200	223,128	43,416
CAIRN ENERGY PLC	MS	11/14/2017	FEDEF-1D	(65,041)	(177,190)	(5,296)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CAIRN HOMES PLC	MS	11/14/2017	FEDEF-1D	(80,496)	(120,773)	$(46,264)
CAIRN HOMES PLC	MS	10/24/2018	EURIB-1M	(2,851)	(5,730)	(2,047)
CALITHERA BIOSCIENCES INC	MS	8/13/2018	LIBOR-1M	3,600	64,080	(6,120)
CAMBREX CORP	MS	8/13/2018	LIBOR-1M	2,900	156,020	(30,595)
CANFOR PULP PRODUCTS INC	MS	11/15/2018	LIBOR-1M	12,140	137,109	(4,489)
CAP SENR LIVING	MS	8/13/2018	LIBOR-1M	(8,800)	(113,960)	(3,080)
CAPITAL CITY BK	MS	8/13/2018	LIBOR-1M	(4,200)	(104,328)	756
CAPSTAR FINANCIA	MS	8/13/2018	LIBOR-1M	(8,800)	(181,808)	4,136
CAPSTONE GOLD CORP	MS	11/15/2018	LIBOR-1M	114,321	124,801	5,492
CARDIOVASCULAR SYS INC	MS	8/13/2018	LIBOR-1M	5,300	150,997	(23,426)
Carolina Financial Corporation Common St	MS	8/13/2018	LIBOR-1M	1,600	57,728	1,232
CARREFOUR	MS	10/24/2018	EURIB-1M	(30,250)	(627,656)	18,635
CARROLS HOLDINGS CORP	MS	8/13/2018	LIBOR-1M	(9,500)	(108,300)	1,425
CASELLA WASTE	MS	8/13/2018	LIBOR-1M	(3,800)	(69,094)	(1,054)
CATAPULT GROUP INTERNATIONAL	MS	10/15/2018	FEDEF-1D	(741)	(1,490)	412
CATEA CO LTD	MS	10/15/2018	FEDEF-1D	(4,266)	(42,988)	40,863
CATO CORP	MS	8/13/2018	LIBOR-1M	(7,800)	(105,378)	5,070
CBIZ INC	MS	8/13/2018	LIBOR-1M	10,700	180,295	1,070
CEBU AIR INC	MS	6/13/2018	FEDEF-1D	34,300	74,371	(1,865)
CEDAR REALTY TRUST INC	MS	8/13/2018	LIBOR-1M	(25,900)	(147,630)	6,734
CENTRL GAR & PET	MS	8/13/2018	LIBOR-1M	6,200	231,570	(2,728)
CENTURY BNCP A	MS	8/13/2018	LIBOR-1M	2,000	175,400	(5,260)
CENTURY COMMUNITIES INC	MS	8/13/2018	LIBOR-1M	3,800	96,520	11,970
CERUS CORP	MS	8/13/2018	LIBOR-1M	(12,700)	(36,957)	508
CEWE STIFTUNG & CO KGAA	MS	10/24/2018	EURIB-1M	5,623	527,188	21,488
CHANGYOU.COM LTD-ADR	MS	8/13/2018	LIBOR-1M	4,800	190,416	(4,464)
CHANNELADVISOR CORP	MS	8/13/2018	LIBOR-1M	5,000	60,750	(4,500)
CHARTER FIN CP	MS	8/13/2018	LIBOR-1M	7,100	136,320	(213)
CHI MEI MATERIAL	MS	10/10/2019	FEDEF-1D	(34,000)	(15,772)	278
CHINA YUCHAI	MS	8/13/2018	LIBOR-1M	2,200	50,182	(1,122)
CHIPMOS TECHNOLOGIES INC — ADR	MS	8/13/2018	LIBOR-1M	(6,284)	(134,038)	8,358
CHUYS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(6,700)	(146,395)	(4,355)
CIDARA THERAPEU	MS	8/13/2018	LIBOR-1M	(4,900)	(36,505)	(1,225)
CIRCOR INTL WI	MS	8/13/2018	LIBOR-1M	(2,100)	(115,458)	23,163
CITIZENS & NORTH	MS	8/13/2018	LIBOR-1M	(3,700)	(95,682)	4,329
CITY HOLDING	MS	8/13/2018	LIBOR-1M	(1,100)	(81,378)	3,839
CIVISTA BANCSHARES INC	MS	8/13/2018	LIBOR-1M	(4,300)	(99,611)	2,336
CLEARFIELD INC	MS	8/13/2018	LIBOR-1M	(5,900)	(81,176)	346
CLEARSIDE BIOMEDICAL INC	MS	8/13/2018	LIBOR-1M	(5,200)	(40,196)	3,172
CLEARWATER PAPER	MS	8/13/2018	LIBOR-1M	1,200	53,460	1,920
CLIFTON BANCORP INC	MS	8/13/2018	LIBOR-1M	(8,300)	(138,444)	(3,598)
CMC MARKETS PLC	MS	11/14/2017	LIBOR-1M	62,677	119,548	13,132
COFACE SA	MS	11/14/2017	FEDEF-1D	(8,928)	(72,181)	(25,310)
COGECO INC	MS	11/15/2018	LIBOR-1M	2,100	139,017	4,164
COHU INC	MS	8/13/2018	LIBOR-1M	6,200	149,978	9,982
COLUMBUS MCKIN	MS	8/13/2018	LIBOR-1M	2,100	79,380	3,696
COMMERCIAL VHCLE	MS	8/13/2018	LIBOR-1M	17,700	134,697	9,027
COMMUNITY TST	MS	8/13/2018	LIBOR-1M	(3,800)	(180,120)	(3,420)
COMPUTACENTER PLC	MS	11/14/2017	LIBOR-1M	9,870	103,624	26,716
CONA RESOURCES LTD	MS	11/15/2018	LIBOR-1M	28,918	51,067	(3,087)
CONCENTRIC	MS	10/24/2018	STIBO-1M	2,192	36,023	786
CONNECTONE BANC	MS	8/13/2018	LIBOR-1M	(7,700)	(195,580)	(11,743)
CONNS INC	MS	8/13/2018	LIBOR-1M	5,200	133,120	26,780
CONTROL4 CORP	MS	8/13/2018	LIBOR-1M	6,800	206,856	(6,596)
COOPER ENERGY LTD	MS	10/15/2018	FEDEF-1D	(215,727)	(44,970)	(3,030)
CORE MOLDING TECH	MS	8/13/2018	LIBOR-1M	6,100	139,934	1,647

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CORIUM INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	(5,000)	(51,500)	$1,100
COSAN LTD -CL A	MS	8/13/2018	LIBOR-1M	12,900	115,455	(3,354)
COSMAX INC	MS	10/15/2018	FEDEF-1D	(217)	(20,987)	(5,995)
COSMAX INC	MS	11/1/2019	FEDEF-1D	(194)	(24,319)	(5,478)
COSTAMARE INC	MS	8/13/2018	LIBOR-1M	(11,300)	(69,608)	(1,695)
COUNTRYWIDE PLC	MS	11/14/2017	FEDEF-1D	(46,971)	(174,848)	97,079
COVESTRO AG	MS	10/24/2018	EURIB-1M	3,217	274,522	34,173
CRA INTL INC	MS	8/13/2018	LIBOR-1M	5,200	221,364	(1,612)
CRAFT BREW ALLIANCE INC	MS	8/13/2018	LIBOR-1M	(5,100)	(93,075)	—
CRAY INC	MS	8/13/2018	LIBOR-1M	(5,400)	(105,300)	(6,210)
CROPENERGIES AG	MS	10/24/2018	EURIB-1M	18,201	199,336	(6,362)
Curro Holdings	MS	11/20/2017	FEDEF-1D	(23,631)	(62,795)	(4,402)
CYBEROPTICS CP	MS	8/13/2018	LIBOR-1M	(9,300)	(109,275)	(24,645)
CYTOMX THERAPEUT	MS	8/13/2018	LIBOR-1M	—	—	3,614
DAEKYUNG MACH	MS	11/1/2019	FEDEF-1D	(26,824)	(13,593)	384
DAIRY CREST GROUP PLC	MS	11/14/2017	FEDEF-1D	(12,475)	(97,232)	(3,350)
DAKTRONICS INC	MS	8/13/2018	LIBOR-1M	8,200	87,658	(3,444)
DAQO NEW ENERGY CORP	MS	8/13/2018	LIBOR-1M	4,600	149,960	23,460
DBV TECHNNOLOGIES	MS	11/14/2017	FEDEF-1D	(3,587)	(190,165)	28,290
DEAN FOODS CO	MS	8/13/2018	LIBOR-1M	(13,700)	(146,453)	12,878
DELIVERY HERO AG- WI	MS	10/24/2018	EURIB-1M	(1,706)	(68,743)	(4,075)
DELTIC TIMBER	MS	8/13/2018	LIBOR-1M	(1,300)	(117,559)	(2,834)
DERICHEBOURG	MS	10/24/2018	EURIB-1M	67,264	727,816	(9,875)
DESTINATION XL GROUP	MS	8/13/2018	LIBOR-1M	(22,400)	(45,920)	1,120
DEUTSCHE BANK AG	MS	10/24/2018	EURIB-1M	(53,310)	(894,405)	27,950
DEUTSCHE BETEILIGUNGS AG	MS	10/24/2018	EURIB-1M	3,169	162,549	(1,532)
DEUTSCHE BOERSE AG	MS	10/24/2018	EURIB-1M	(620)	(67,057)	5,852
DEUTZ AG	MS	10/24/2018	EURIB-1M	109,146	902,624	23,982
DFDS A/S	MS	10/24/2018	CIBOR-1M	5,503	318,544	689
DHI GROUP INC	MS	8/13/2018	LIBOR-1M	22,100	55,250	(6,630)
DHX MEDIA	MS	11/7/2018	FEDEF-1D	(14,900)	(61,387)	12,290
DHX MEDIA	MS	11/7/2018	FEDEF-1D	(17,800)	(73,335)	14,682
DIALOG SEMICON	MS	10/24/2018	EURIB-1M	15,140	670,394	81,936
DIME COMMUNITY BANCSHARES	MS	8/13/2018	LIBOR-1M	3,800	84,170	(380)
DINEEQUITY INC	MS	8/13/2018	LIBOR-1M	(3,600)	(162,252)	(9,144)
DNO ASA	MS	10/24/2018	NIBOR-1M	234,900	294,483	(9,871)
DOMINO’S PIZZA GROUP PLC	MS	10/24/2018	LIBOR-1M	(212,700)	(929,487)	(18,929)
DONNELLEY FINANCIAL SOLU	MS	8/13/2018	LIBOR-1M	(2,500)	(53,550)	(200)
DRAEGERWERK	MS	10/24/2018	EURIB-1M	1,361	119,752	840
DRAEGERWERK VZ	MS	10/24/2018	EURIB-1M	560	65,030	(666)
DT LUFTHANSA AG	MS	10/24/2018	EURIB-1M	17,070	511,526	33,412
DXP ENTERPRISES	MS	8/13/2018	LIBOR-1M	2,400	76,896	72
DYNEX CAPITAL	MS	8/13/2018	LIBOR-1M	13,400	98,747	(4,947)
ECHO GLOBAL LOGISTICS INC	MS	8/13/2018	LIBOR-1M	(9,000)	(176,850)	(39,600)
EDREAMS ODIGEO SL	MS	10/24/2018	EURIB-1M	28,796	86,023	3,221
EL POLLO LOCO HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(6,800)	(83,640)	5,440
ELINGTN RESL MTG	MS	8/13/2018	LIBOR-1M	5,400	78,354	(6,102)
ELMOS SEMICON	MS	10/24/2018	EURIB-1M	1,670	49,723	(2,471)
ELTEL AB	MS	10/24/2018	STIBO-1M	(41,427)	(118,336)	495
EMPIRE CO CL A	MS	11/15/2018	LIBOR-1M	22,400	398,985	(9,295)
ENCE ENRGY CLLS	MS	10/24/2018	EURIB-1M	45,000	249,139	11,960
ENDOLOGIX INC	MS	8/13/2018	LIBOR-1M	(20,900)	(109,934)	(836)
ENERFLEX LTD	MS	11/15/2018	LIBOR-1M	3,200	45,009	(1,468)
ENTELLUS MEDICAL	MS	8/13/2018	LIBOR-1M	(8,100)	(157,788)	20,655
ENTERPRISE FINANCIAL SERVICES CORP	MS	8/13/2018	LIBOR-1M	3,500	151,375	1,225
ENZO BIOCHEM INC	MS	8/13/2018	LIBOR-1M	14,700	155,085	(10,290)
EQUITY BANCSHARES INC — CL A	MS	8/13/2018	LIBOR-1M	(5,000)	(183,100)	12,650
ERICSSON B	MS	10/24/2018	STIBO-1M	(105,800)	(664,097)	(2,298)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ESSA BANCORP	MS	8/13/2018	LIBOR-1M	(3,000)	(46,920)	$(1,590)
ESSENTRA PLC	MS	11/14/2017	FEDEF-1D	(20,505)	(147,088)	476
ETHAN ALLEN	MS	8/13/2018	LIBOR-1M	(3,600)	(112,680)	5,580
EVERBRIDGE INC	MS	8/13/2018	LIBOR-1M	(4,100)	(110,274)	1,050
EVOLVA HLDG SA	MS	10/24/2018	LIBOR-1M	(193,304)	(75,530)	7,747
EVOLVA HOLDING SA — RIGHTS	MS	10/24/2018	LIBOR-1M	(193,304)	—	(11,620)
EVRAZ PLC	MS	10/24/2018	LIBOR-1M	145,183	615,043	(58,702)
EXTREME NETWORKS	MS	8/13/2018	LIBOR-1M	12,600	154,476	(3,276)
EZCORP INC A	MS	8/13/2018	LIBOR-1M	8,500	84,150	2,975
FARMER BROS CO	MS	8/13/2018	LIBOR-1M	(5,900)	(187,620)	(12,685)
FARMERS CAP BK	MS	8/13/2018	LIBOR-1M	(1,100)	(47,300)	1,540
FARMERS NAT BNCP	MS	8/13/2018	LIBOR-1M	8,300	128,235	(7,885)
FAURECIA	MS	10/24/2018	EURIB-1M	640	44,330	2,207
FAYSAL BANK LTD	MS	10/10/2018	FEDEF-1D	137,080	27,233	700
FED AGRIC MTG CORP-CL C	MS	8/13/2018	LIBOR-1M	2,100	159,306	(3,402)
FEDERAL SIGNAL	MS	8/13/2018	LIBOR-1M	3,000	64,470	(420)
FENNER PLC	MS	10/24/2018	LIBOR-1M	43,629	193,554	6,230
FERROVIAL SA	MS	10/24/2018	EURIB-1M	(17,540)	(376,939)	(4,189)
FERROVIAL SA-RTS	MS	10/24/2018	EURIB-1M	(17,540)	—	(8,440)
FEVERTREE DRINKS PLC	MS	10/24/2018	LIBOR-1M	7,210	203,983	(862)
FIESTA RSTRN GRP	MS	8/13/2018	LIBOR-1M	(7,700)	(142,835)	15,400
FINISH LINE A	MS	8/13/2018	LIBOR-1M	(15,100)	(166,402)	26,425
FIRST BANCORP	MS	8/13/2018	LIBOR-1M	(5,800)	(205,784)	(7,076)
FIRST BUSI FINCL	MS	8/13/2018	LIBOR-1M	(2,600)	(59,462)	1,664
FIRST DEFIANCE	MS	8/13/2018	LIBOR-1M	2,600	140,166	754
FIRST FNL NW INC	MS	8/13/2018	LIBOR-1M	5,400	94,932	(5,130)
First Foundation Inc. Common Stock	MS	8/13/2018	LIBOR-1M	6,400	118,144	320
FIRST INTERNET BANCORP	MS	8/13/2018	LIBOR-1M	2,900	100,606	8,724
FIRST L I CORP	MS	8/13/2018	LIBOR-1M	4,400	139,040	(220)
FIRST REP BANCP	MS	8/13/2018	LIBOR-1M	(23,200)	(219,240)	4,640
FLEXION THERAPEUTICS INC	MS	8/13/2018	LIBOR-1M	(2,300)	(62,491)	11,868
FOGO DE CHAO INC	MS	8/13/2018	LIBOR-1M	6,300	78,435	(8,820)
FOUNDATION BUILDING MATERIALS, INC.	MS	8/13/2018	LIBOR-1M	(9,900)	(140,184)	7,029
FOXTONS GROUP PLC	MS	11/14/2017	FEDEF-1D	(12,210)	(11,083)	(1,759)
Franklin Covey Co	MS	8/13/2018	LIBOR-1M	(10,300)	(204,970)	5,150
FRST CNT BNCP	MS	8/13/2018	LIBOR-1M	4,600	128,110	(6,670)
FS BANCORP	MS	8/13/2018	LIBOR-1M	1,300	67,860	2,704
FST BUSEY CORP	MS	8/13/2018	LIBOR-1M	5,266	168,986	(5,108)
FST MERCHANTS	MS	8/13/2018	LIBOR-1M	4,900	215,012	(4,312)
FST MID-ILL BNC	MS	8/13/2018	LIBOR-1M	(1,100)	(44,033)	1,573
FTD COMPANIES IN	MS	8/13/2018	LIBOR-1M	(9,200)	(121,624)	22,264
FutureFuel Corp Common shares	MS	8/13/2018	LIBOR-1M	9,900	151,866	(1,584)
G5 ENTERTAINMENT	MS	10/24/2018	STIBO-1M	6,844	218,266	18,950
GAMCO INVESTORS INC	MS	8/13/2018	LIBOR-1M	(3,800)	(113,392)	3,344
GAMES WORKSHOP GROUP PLC	MS	10/24/2018	LIBOR-1M	7,940	241,616	(2,215)
GEA GROUP	MS	10/24/2018	EURIB-1M	(10,301)	(486,669)	(10,141)
GENER8 MARITIME	MS	8/13/2018	LIBOR-1M	(10,100)	(47,369)	808
GENESCO INC	MS	8/13/2018	LIBOR-1M	(3,800)	(98,800)	5,700
GENFIT	MS	10/24/2018	EURIB-1M	(3,274)	(84,255)	(1,915)
GENMARK DIAGNOSTICS INC	MS	8/13/2018	LIBOR-1M	(10,500)	(99,225)	21,000
GIGALANE	MS	10/15/2018	FEDEF-1D	(3,789)	(13,951)	3,274
GIGALANE	MS	11/1/2019	FEDEF-1D	(9,126)	(26,368)	7,047
GLANBIA	MS	11/14/2017	FEDEF-1D	(7,614)	(146,963)	(88)
GLOBAL EAGLE ENTERTAINMENT	MS	8/13/2018	LIBOR-1M	(15,200)	(50,312)	13,376
GN STORE NORD	MS	10/24/2018	CIBOR-1M	16,240	525,582	11,705
GRAHAM CORP	MS	8/13/2018	LIBOR-1M	4,800	105,984	(13,488)
GRAND PETROCHEM	MS	10/10/2019	FEDEF-1D	107,105	81,749	(640)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
GRANGES	MS	10/24/2018	STIBO-1M	4,500	46,594	$63
GRAY TELEVISION INC	MS	8/13/2018	LIBOR-1M	9,800	155,820	(3,234)
GREAT PORTLAND ESTATES PLC	MS	11/14/2017	FEDEF-1D	(32,410)	(256,626)	(10,710)
GREEN SEAL HOLDING LTD	MS	10/10/2019	FEDEF-1D	(32,898)	(80,259)	2,194
GREENHILL	MS	8/13/2018	LIBOR-1M	(5,100)	(86,907)	(6,423)
GREENLIGHT CAPITAL RE LTD	MS	8/13/2018	LIBOR-1M	(6,300)	(139,545)	630
GSI TECHNOLOGY INC	MS	8/13/2018	LIBOR-1M	(8,900)	(65,415)	3,827
G-TECH	MS	10/10/2019	FEDEF-1D	(7,880)	(5,833)	(304)
GURIT I	MS	10/24/2018	LIBOR-1M	106	110,022	11,788
HABIT RESTAURANTS INC/THE	MS	8/13/2018	LIBOR-1M	(8,800)	(117,480)	9,240
HALCON RES CORP	MS	8/13/2018	LIBOR-1M	(6,000)	(38,880)	(600)
HANJIN HEAVY IND	MS	11/1/2019	FEDEF-1D	(1,561)	(5,294)	(625)
HANMI FINANCIAL	MS	8/13/2018	LIBOR-1M	1,600	50,400	(864)
HANMI SCIENCE CO	MS	11/1/2019	FEDEF-1D	(1,712)	(139,417)	6,785
HANP INC	MS	11/1/2019	FEDEF-1D	(16,869)	(26,995)	6,166
HANWHA INVESTMENT & SECURITIES	MS	10/15/2018	FEDEF-1D	(22,605)	(73,480)	15,041
HANWHA TECHWIN CO LTD	MS	10/15/2018	FEDEF-1D	(9,622)	(392,405)	61,882
HANWHA TECHWIN CO LTD	MS	11/1/2019	FEDEF-1D	(8,319)	(285,850)	76,215
HARBORONE BANCORP INC	MS	8/13/2018	LIBOR-1M	(8,100)	(158,922)	891
HARDINGE INC	MS	8/13/2018	LIBOR-1M	8,200	125,296	10,332
HARMONIC	MS	8/13/2018	LIBOR-1M	(23,600)	(74,340)	(12,980)
HAYNES INTL	MS	8/13/2018	LIBOR-1M	(2,700)	(100,926)	4,590
HEIDELB ZEMENT	MS	10/24/2018	EURIB-1M	(960)	(94,972)	(2,863)
HEIDRICK STRUGG	MS	8/13/2018	LIBOR-1M	(3,300)	(70,950)	(15,275)
HELICAL PLC	MS	11/14/2017	LIBOR-1M	20,819	83,076	1,751
HENNES & MAURITZ B	MS	10/24/2018	STIBO-1M	(33,570)	(871,057)	27,684
HERITAGE-CRYSTAL CLEAN INC	MS	8/13/2018	LIBOR-1M	2,900	62,495	(5,800)
HIBBETT SPORTS INC	MS	8/13/2018	LIBOR-1M	(7,100)	(97,270)	6,390
HOME BANCSHARES INC/CONWAY A	MS	8/13/2018	LIBOR-1M	(2,820)	(72,587)	9,193
HONDA ATLAS CARS	MS	10/10/2018	FEDEF-1D	16,247	95,955	(14,629)
HORIZON BNCP IND	MS	8/13/2018	LIBOR-1M	5,300	152,110	(6,254)
HORIZON GBL CORP	MS	8/13/2018	LIBOR-1M	(9,300)	(160,890)	9,951
HOWARD BANCORP	MS	8/13/2018	LIBOR-1M	(5,000)	(101,606)	(2,894)
HS VITAL CO LTD	MS	10/15/2018	FEDEF-1D	(2,603)	(13,793)	(505)
HSBC HOLDINGS PLC	MS	10/24/2018	LIBOR-1M	(89,400)	(888,929)	16,981
HUAYI TENCENT	MS	5/3/2018	FEDEF-1D	(386,753)	(19,644)	(3,905)
HUDSON TECH	MS	8/13/2018	LIBOR-1M	(14,800)	(103,137)	15,521
HURON CONSULTING	MS	8/13/2018	LIBOR-1M	(2,800)	(102,340)	(140)
HURRICANE ENERGY PLC	MS	10/24/2018	LIBOR-1M	(89,100)	(35,504)	1,479
HUTTIG BUILDING PROD	MS	8/13/2018	LIBOR-1M	(17,000)	(127,330)	13,090
HYUNDAI WIA	MS	10/15/2018	FEDEF-1D	(1,926)	(113,766)	2,639
IMMERSION CORP	MS	8/13/2018	LIBOR-1M	(15,200)	(124,184)	1,368
IMPALA PLATINUM	MS	11/20/2017	FEDEF-1D	(569)	(1,653)	75
INDEPENDENCE REALTY TRUST IN	MS	8/13/2018	LIBOR-1M	(18,600)	(194,928)	5,022
INDEPENDENT BANK GROUP INC	MS	8/13/2018	LIBOR-1M	3,200	196,320	4,960
INDIVIOR PLC	MS	11/14/2017	LIBOR-1M	32,250	104,702	54,351
INDO TAMBANGRAYA	MS	11/15/2018	FEDEF-1D	81,300	122,403	12,290
INDUS MOTOR	MS	10/10/2018	FEDEF-1D	5,620	94,801	(1,116)
INFINITY PPTY	MS	8/13/2018	LIBOR-1M	(1,600)	(151,920)	960
INGLES CL A	MS	8/13/2018	LIBOR-1M	800	20,160	(1,520)
INNERWORKINGS INC	MS	8/13/2018	LIBOR-1M	11,900	141,372	(11,900)
INNOVATIONPAY	MS	5/3/2018	FEDEF-1D	(266,000)	(14,603)	(1,423)
INSTEEL INDUSTRIES INC	MS	8/13/2018	LIBOR-1M	(5,900)	(151,984)	1,239
INSTRUCTURE INC	MS	8/13/2018	LIBOR-1M	(5,600)	(191,520)	(3,360)
INTERSECT ENT INC	MS	8/13/2018	LIBOR-1M	3,600	102,240	4,500
INTERSERVE PLC	MS	11/14/2017	FEDEF-1D	(89,514)	(111,313)	24,587

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
INTRON BIO.	MS	11/1/2019	FEDEF-1D	(233)	(6,421)	$(1,432)
INVACARE INC	MS	8/13/2018	LIBOR-1M	(6,500)	(92,625)	(8,125)
INVEST TECH GRP	MS	8/13/2018	LIBOR-1M	(5,300)	(123,755)	(636)
INVUITY INC	MS	8/13/2018	LIBOR-1M	(5,000)	(44,500)	(250)
IP GROUP PLC	MS	11/14/2017	FEDEF-1D	(45,266)	(81,584)	(7,330)
IPSOS	MS	10/24/2018	EURIB-1M	4,140	141,329	13,377
ITURAN LOCATION AND CONTROL	MS	8/13/2018	LIBOR-1M	2,200	81,730	(3,630)
JA SOLAR HOLDING CO LTD	MS	8/13/2018	LIBOR-1M	14,600	105,704	3,066
JACQUET METAL SC	MS	10/24/2018	EURIB-1M	7,494	240,110	2,314
JCDECAUX SA	MS	10/24/2018	EURIB-1M	(12,770)	(483,099)	(5,654)
JENAX INC	MS	11/1/2019	FEDEF-1D	(2,355)	(58,518)	(7,769)
JOHNSON OUTDOORS INC	MS	8/13/2018	LIBOR-1M	2,400	174,192	6,312
JUST ENERGY GROUP INC	MS	8/13/2018	LIBOR-1M	(25,800)	(149,382)	5,934
K12 INC	MS	8/13/2018	LIBOR-1M	3,800	66,234	(4,598)
K2M GROUP HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(4,800)	(86,448)	(8,064)
KADANT	MS	8/13/2018	LIBOR-1M	1,500	150,150	20,565
KAPPAHL	MS	10/24/2018	STIBO-1M	12,592	95,190	(3,386)
KAUFMAN & BROAD	MS	10/24/2018	EURIB-1M	12,250	554,200	(12,845)
KB METAL CO LTD	MS	11/1/2019	FEDEF-1D	(10,178)	(26,377)	609
KEARNY FINANCIAL	MS	8/13/2018	LIBOR-1M	(5,519)	(85,545)	2,484
KEMET CORP	MS	8/13/2018	LIBOR-1M	6,400	161,920	2,496
KERRY GROUP	MS	11/14/2017	FEDEF-1D	(3,408)	(295,119)	(48,617)
KGI SECURITIES THAILAND	MS	10/10/2019	FEDEF-1D	436,075	21,969	2,972
KIMBALL ELECTRONICS INC	MS	8/13/2018	LIBOR-1M	8,900	194,020	1,780
KIMBALL INTL B	MS	8/13/2018	LIBOR-1M	11,500	233,105	(12,650)
KIRKLANDS INC	MS	8/13/2018	LIBOR-1M	15,100	179,388	(2,718)
KNM GROUP BHD	MS	12/5/2017	FEDEF-1D	(593,441)	(38,382)	(891)
KOMIPHARM INTL	MS	11/1/2019	FEDEF-1D	(3,428)	(122,666)	(26,408)
KONINKLIJKE VOLKERWESSELS	MS	10/24/2018	EURIB-1M	4,544	135,267	(2,912)
KOPPERS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	4,300	209,840	(1,075)
KOREA AEROSPACE INDUSTRIES LTD	MS	10/15/2018	FEDEF-1D	(3,685)	(206,319)	19,082
KORNIT DIGITAL LTD	MS	8/13/2018	LIBOR-1M	(8,100)	(121,500)	(4,455)
KRATON CORP	MS	8/13/2018	LIBOR-1M	1,700	69,768	13,583
KUMHO TIRE	MS	11/1/2019	FEDEF-1D	(27,637)	(164,620)	(28,779)
Kvaerner ASA	MS	10/24/2018	NIBOR-1M	128,582	218,741	26,753
L.B. FOSTER	MS	8/13/2018	LIBOR-1M	7,600	195,320	(6,080)
LA JOLLA PHARMACEUTICAL COMPANY NEW COMM	MS	8/13/2018	LIBOR-1M	(1,200)	(42,036)	804
LAFARGE MALAYSIA BHD	MS	12/5/2017	FEDEF-1D	(39,584)	(63,100)	(2,016)
LANTHEUS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	4,600	86,020	5,520
LEMAITRE VASCULAR INC	MS	8/13/2018	LIBOR-1M	(1,700)	(63,597)	9,180
LIFETIME BRANDS INC	MS	8/13/2018	LIBOR-1M	4,800	91,680	(1,956)
LIMELIGHT NETWORKS INC	MS	8/13/2018	LIBOR-1M	36,400	153,244	26,936
LINDBLAD EXPEDITIONS HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(12,300)	(132,102)	246
LIVE OAK BANCSHA	MS	8/13/2018	LIBOR-1M	(6,908)	(168,555)	4,836
LIVEPERSON INC	MS	8/13/2018	LIBOR-1M	9,100	135,135	(7,280)
LONMIN PLC	MS	11/14/2017	FEDEF-1D	(82,437)	(134,254)	24,296
M T S SYSTEMS	MS	8/13/2018	LIBOR-1M	(2,900)	(155,730)	4,785
M/I HOMES INC	MS	8/13/2018	LIBOR-1M	7,600	214,624	39,216
MAIDEN HLDGS LTD	MS	8/13/2018	LIBOR-1M	(18,000)	(153,000)	4,500
MAKEMYTRIP LTD	MS	8/13/2018	LIBOR-1M	(2,700)	(72,360)	(1,350)
Malvern Bancorp, Inc. Common Stock	MS	8/13/2018	LIBOR-1M	2,300	62,445	(345)
MARCUS & MILICHP	MS	8/13/2018	LIBOR-1M	(7,100)	(197,096)	(4,686)
MARINEMAX INC	MS	8/13/2018	LIBOR-1M	(5,600)	(93,800)	(10,080)
MATRIX SERVICE	MS	8/13/2018	LIBOR-1M	2,900	39,832	1,059

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
MBT FINL CORP	MS	8/13/2018	LIBOR-1M	(5,400)	(58,398)	$1,428
MCDERMOTT INTL	MS	8/13/2018	LIBOR-1M	12,100	87,967	(7,865)
MCS STEEL-F	MS	10/10/2019	FEDEF-1D	27,315	14,048	(522)
MED FACILS UN	MS	11/15/2018	LIBOR-1M	11,500	143,173	(16,887)
MELROSE INDUSTRIES PLC	MS	11/14/2017	FEDEF-1D	(10,812)	(31,553)	(2)
MELROSE INDUSTRIES PLC	MS	10/24/2018	LIBOR-1M	(182,600)	(544,741)	11,399
MERCER INTL	MS	8/13/2018	LIBOR-1M	8,600	110,080	16,340
MERIDIAN BANCORP INC	MS	8/13/2018	LIBOR-1M	8,100	156,735	2,835
MERIDIAN BIOSCIENCE INC	MS	8/13/2018	LIBOR-1M	(7,100)	(104,370)	(1,775)
MESA LAB	MS	8/13/2018	LIBOR-1M	(1,600)	(244,880)	(10,240)
METRO BANK PLC	MS	10/24/2018	LIBOR-1M	(4,200)	(201,947)	3,515
MGP INGREDIENTS INC	MS	8/13/2018	LIBOR-1M	(4,600)	(288,696)	(23,920)
MICRO FOCUS INTERNATIONAL	MS	10/24/2018	LIBOR-1M	(870)	(28,508)	(2,057)
MICROLIFE	MS	10/10/2019	FEDEF-1D	18,000	42,924	1,102
MIDSOUTH	MS	8/13/2018	LIBOR-1M	(11,600)	(150,220)	(1,740)
MIDSTATES PETROLEUM CO INC	MS	8/13/2018	LIBOR-1M	(5,200)	(74,245)	(5,055)
MIRAE ASSET DAEWOO CO LTD	MS	10/15/2018	FEDEF-1D	(38,556)	(317,955)	(32,122)
MIRAE ASSET DAEWOO CO LTD	MS	11/1/2019	FEDEF-1D	(32,235)	(288,012)	(30,846)
MISTRAS GROUP INC	MS	8/13/2018	LIBOR-1M	(4,200)	(87,066)	(1,176)
MODEL N INC	MS	8/13/2018	LIBOR-1M	(13,900)	(200,855)	(1,390)
MODINE MANUFACTURING	MS	8/13/2018	LIBOR-1M	7,200	150,840	720
MONCLER	MS	10/24/2018	EURIB-1M	1,040	29,524	18
MONOTYPE IMAGING HOLDING INC	MS	8/13/2018	LIBOR-1M	(7,800)	(168,870)	(10,920)
MOTECH INDUSTRIES INC	MS	10/10/2019	FEDEF-1D	(37,333)	(29,854)	716
MOVADO GROUP	MS	8/13/2018	LIBOR-1M	2,100	59,376	(1,206)
MTGE INVESTMENT CROP	MS	8/13/2018	LIBOR-1M	7,254	140,728	(9,430)
MULTI-COLOR CP	MS	8/13/2018	LIBOR-1M	(1,200)	(100,320)	1,080
NANOMETRICS	MS	8/13/2018	LIBOR-1M	(1,400)	(38,352)	(1,226)
NANOSTRG TECHNS	MS	8/13/2018	LIBOR-1M	(7,800)	(121,992)	44,304
NATIONAL BAK HLD	MS	8/13/2018	LIBOR-1M	(2,800)	(102,536)	10,640
NATIONAL CINEMEDIA INC	MS	8/13/2018	LIBOR-1M	(18,200)	(126,126)	3,640
NATURAL GROCERS BY VITAMIN COTTAGE INC	MS	8/13/2018	LIBOR-1M	(18,200)	(102,284)	12,922
NB :AVIC AIRCRAFT	MS	7/26/2018	FEDEF-1D	(4,620)	(12,684)	(125)
NCC GROUP PLC	MS	10/24/2018	LIBOR-1M	(150,719)	(468,450)	8,008
NEOPHOTONICS CORP	MS	8/13/2018	LIBOR-1M	(24,600)	(119,310)	(8,856)
NEOPOST	MS	10/24/2018	EURIB-1M	14,457	561,069	(28,129)
NEXPOINT RESIDENTIAL	MS	8/13/2018	LIBOR-1M	5,100	121,380	(255)
NICOLET BANKSHARES INC	MS	8/13/2018	LIBOR-1M	(1,600)	(97,568)	6,464
NISHAT CHUNIAN	MS	10/10/2018	FEDEF-1D	27,370	16,645	(3,331)
NKT A/S	MS	10/24/2018	CIBOR-1M	(10,491)	(424,454)	(25,132)
NORTH AMR ENERGY	MS	11/15/2018	LIBOR-1M	12,114	51,634	(2,795)
NORWEGIAN AIR SHUTTLE ASA	MS	10/24/2018	NIBOR-1M	(13,360)	(392,422)	22,743
NOVA MEASURING	MS	8/13/2018	LIBOR-1M	4,700	137,428	9,494
NOVANTA INC	MS	8/13/2018	LIBOR-1M	3,800	167,960	11,780
NOVELION THERAPEUTICS INC	MS	8/13/2018	LIBOR-1M	(11,100)	(53,995)	1,603
OBR HUARTE LAIN	MS	10/24/2018	EURIB-1M	(28,800)	(168,583)	6,782
OCEAN FINCL CP	MS	8/13/2018	LIBOR-1M	(4,000)	(112,560)	1,560
OLD SECOND BNCP	MS	8/13/2018	LIBOR-1M	4,200	56,280	1,302
OMNITEL	MS	11/1/2019	FEDEF-1D	(3,511)	(17,761)	(613)
OMNOVA SOLUTIONS	MS	8/13/2018	LIBOR-1M	10,900	120,445	—
ON THE BEACH GROUP PLC	MS	10/24/2018	LIBOR-1M	—	—	(385)
OPUS BANK	MS	8/13/2018	LIBOR-1M	(9,700)	(236,195)	(15,035)
ORASURE TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	5,400	119,124	(12,474)
ORBCOMM CORP	MS	8/13/2018	LIBOR-1M	(8,100)	(95,175)	3,564
ORBOTECH	MS	8/13/2018	LIBOR-1M	1,100	47,256	1,936
ORITANI FINANCIAL CORP	MS	8/13/2018	LIBOR-1M	5,000	86,000	(1,250)
OXFORD INDS INC	MS	8/13/2018	LIBOR-1M	(1,500)	(95,670)	(1,230)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
P.T.C.L. (A)	MS	10/10/2018	FEDEF-1D	323,987	52,734	$(7,513)
PAC MERCANTL BK	MS	8/13/2018	LIBOR-1M	(9,500)	(90,250)	1,425
PACIFIC BIOSCIENCES OF CALIFORNIA	MS	8/13/2018	LIBOR-1M	(14,100)	(65,424)	5,781
PACIFIC ETHANOL	MS	8/13/2018	LIBOR-1M	15,900	88,245	(11,925)
PADDY POWER BETFAIR PLC	MS	10/24/2018	EURIB-1M	(230)	(23,260)	(190)
PANALPINA WELT	MS	10/24/2018	LIBOR-1M	(3,803)	(491,890)	(31,243)
PAP Y CART EURO	MS	11/14/2017	LIBOR-1M	14,399	102,918	46,604
PAPELES Y CARTONES DE EU-RTS	MS	11/14/2017	LIBOR-1M	14,399	—	5,900
PARATEK PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	(3,000)	(74,850)	10,650
PARK ELECTROCHEM	MS	8/13/2018	LIBOR-1M	(8,200)	(153,135)	(1,681)
PARROT PROMESSES	MS	10/24/2018	EURIB-1M	(19,781)	(241,070)	(5,531)
PATRICK INDS	MS	8/13/2018	LIBOR-1M	2,400	201,840	21,360
PC CONNECTION	MS	8/13/2018	LIBOR-1M	4,500	128,430	(6,930)
PDF SOLUTIONS	MS	8/13/2018	LIBOR-1M	(10,200)	(160,752)	11,322
PDL BIOPHARMA	MS	8/13/2018	LIBOR-1M	23,600	81,656	(11,800)
PEAPACK GLADSTON	MS	8/13/2018	LIBOR-1M	4,800	165,888	624
PENNSYLVANIA INV	MS	8/13/2018	LIBOR-1M	(9,100)	(98,189)	9,737
PENNYMAC FINANCIAL SERVICE	MS	8/13/2018	LIBOR-1M	5,300	96,725	3,975
PERCEPTRON INC	MS	8/13/2018	LIBOR-1M	10,900	83,494	(218)
PERRY ELLIS	MS	8/13/2018	LIBOR-1M	5,800	129,282	5,800
PEUGEOT S.A.	MS	10/24/2018	EURIB-1M	22,670	533,671	4,347
PFENEX INC	MS	8/13/2018	LIBOR-1M	6,200	18,848	744
PHH	MS	8/13/2018	LIBOR-1M	(10,900)	(153,254)	9,265
PIXELWORKS INC	MS	8/13/2018	LIBOR-1M	30,300	159,378	9,999
PLASTIQUES V-L	MS	10/24/2018	EURIB-1M	2,013	53,896	(2,322)
PLUS500 LTD	MS	10/24/2018	LIBOR-1M	72,603	901,184	87,274
PLY GEM HOLDINGS INC	MS	8/13/2018	LIBOR-1M	5,000	84,000	500
PORR AG	MS	10/24/2018	EURIB-1M	(1,280)	(40,251)	201
PORTOBELLO ON-U	MS	11/15/2017	LIBOR-1M	25,354	39,470	5,356
PREFERRED BK LA	MS	8/13/2018	LIBOR-1M	3,400	201,824	8,058
PRGX GLOBAL INC	MS	8/13/2018	LIBOR-1M	5,400	38,070	2,700
PRO HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(5,100)	(126,786)	11,577
PROGENICS PHARMACEUTICALS	MS	8/13/2018	LIBOR-1M	7,900	56,959	(8,058)
PRUDENTIAL BANCORP INC	MS	8/13/2018	LIBOR-1M	(2,900)	(53,737)	812
PTI	MS	10/10/2019	FEDEF-1D	128,608	381,644	20,290
PURPLEBRICKS GROUP PLC	MS	11/14/2017	FEDEF-1D	(31,425)	(102,631)	(49,079)
PURPLEBRICKS GROUP PLC	MS	10/24/2018	LIBOR-1M	(108,015)	(498,203)	(23,673)
PVFCCo	MS	10/4/2018	FEDEF-1D	100,570	103,113	(8,810)
PZENA INVESTMENTS MANAGEMENT INC CLASS A	MS	8/13/2018	LIBOR-1M	4,400	50,688	1,364
QUANTENNA COMMUNICATIONS INC	MS	8/13/2018	LIBOR-1M	(8,100)	(137,538)	12,069
QUOTIENT LTD	MS	8/13/2018	LIBOR-1M	(14,200)	(73,840)	1,278
RADNET INC	MS	8/13/2018	LIBOR-1M	6,800	75,820	(1,360)
RADWARE LTD	MS	8/13/2018	LIBOR-1M	(6,200)	(108,066)	(682)
RAMELIUS RESOURCES LTD	MS	10/15/2018	LIBOR-1M	371,340	120,413	(9,298)
RATOS B	MS	10/24/2018	STIBO-1M	(149,929)	(724,477)	4,301
RAVEN INDS	MS	8/13/2018	LIBOR-1M	5,600	186,200	2,240
RAYONR ADV MTRL	MS	8/13/2018	LIBOR-1M	8,400	117,600	3,108
RCI HOSPITALITY HOLDINGS INC	MS	8/13/2018	LIBOR-1M	6,999	185,543	7,279
RE/MAX HLDGS INC	MS	8/13/2018	LIBOR-1M	(1,300)	(85,410)	(1,040)
RED ROBIN GOURM	MS	8/13/2018	LIBOR-1M	900	58,140	3,420
REDROW PLC	MS	10/24/2018	LIBOR-1M	64,400	—	11,908
REIS INC	MS	8/13/2018	LIBOR-1M	(4,000)	(75,800)	2,800
RENEWABLE ENERGY GROUP INC	MS	8/13/2018	LIBOR-1M	9,000	105,300	3,600
REVLON INC	MS	8/13/2018	LIBOR-1M	—	—	(6,305)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
RING ENERGY INC	MS	8/13/2018	LIBOR-1M	(2,900)	(37,990)	$841
RIVERVIEW	MS	8/13/2018	LIBOR-1M	8,700	77,430	(174)
ROCKET INTERNET SE	MS	10/24/2018	EURIB-1M	(12,460)	(310,667)	(7,404)
ROCKHOPPER EXPLORATION PLC	MS	11/14/2017	FEDEF-1D	(43,640)	(14,600)	265
ROCKY SHOES	MS	8/13/2018	LIBOR-1M	4,500	65,250	17,100
ROYAL BAFOKENG PLATINUM LTD	MS	11/20/2017	FEDEF-1D	(8,146)	(22,315)	3,530
ROYAL BANK OF SCOTLAND GROUP	MS	10/24/2018	LIBOR-1M	(160,600)	(602,934)	313
ROYAL UNIBREW	MS	10/24/2018	CIBOR-1M	15,457	871,261	18,877
RTI SURGICAL INC	MS	8/13/2018	LIBOR-1M	10,400	48,880	(2,080)
RUDOLPH TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	5,500	146,850	5,775
RURAL ELECTRIFICATION CORPORATION LTD.	MS	6/13/2018	FEDEF-1D	76,466	124,886	79,661
RUTH’S HOSPITALITY GROUP INC	MS	8/13/2018	LIBOR-1M	6,900	146,970	(1,380)
SAETA YIELD SA	MS	10/24/2018	EURIB-1M	2,600	29,217	(170)
SAFEGUARD SCIEN	MS	8/13/2018	LIBOR-1M	(9,100)	(123,760)	(4,550)
SALVATORE FERRAGAMO SPA	MS	10/24/2018	EURIB-1M	(17,420)	(450,978)	(6,495)
SAMSUNG BIOLOGICS CO LTD	MS	11/1/2019	FEDEF-1D	(219)	(72,817)	(8,492)
SAMSUNG HEAVY	MS	10/15/2018	FEDEF-1D	(38,443)	(386,060)	(19,732)
SAMSUNG HEAVY	MS	11/1/2019	FEDEF-1D	(34,094)	(356,150)	(32,652)
SAS	MS	10/24/2018	STIBO-1M	287,725	902,933	(12,271)
SCANDIC HOTELS GROUP AB-W/I	MS	10/24/2018	STIBO-1M	7,408	90,974	4,648
SCHULMAN A	MS	8/13/2018	LIBOR-1M	1,500	55,650	3,608
SEACOR HLDGS	MS	8/13/2018	LIBOR-1M	(1,900)	(87,628)	(2,052)
SEACOR MARINE HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(2,813)	(39,860)	56
SELECTA BIOSCIENCES INC	MS	8/13/2018	LIBOR-1M	(2,000)	(43,180)	740
SEOHWA TELECOM	MS	11/1/2019	FEDEF-1D	(1,365)	(5,722)	(139)
SEOUL FOODS	MS	10/15/2018	FEDEF-1D	(144,300)	(35,818)	(9,619)
SERCO GROUP PLC	MS	11/14/2017	FEDEF-1D	(95,497)	(134,173)	(13,610)
SHILOH INDS	MS	8/13/2018	LIBOR-1M	3,700	38,073	(3,737)
SIBANYE-STILLWATER	MS	11/20/2017	FEDEF-1D	(17,234)	(20,839)	(1,483)
SIEGFRIED N	MS	10/24/2018	LIBOR-1M	2,450	778,109	(12,273)
SIEMENS GAMESA RENEWABLE ENERGY	MS	11/14/2017	FEDEF-1D	(30,475)	(412,844)	(28,851)
SIEMENS GAMESA RENEWABLE ENERGY	MS	10/24/2018	EURIB-1M	(67,580)	(886,375)	(93,906)
SIERRA BANCORP	MS	8/13/2018	LIBOR-1M	5,500	150,040	(4,510)
SILTRONIC NAM	MS	10/24/2018	EURIB-1M	757	102,133	10,055
SINOPEC SSC	MS	5/3/2018	FEDEF-1D	(100,000)	(16,904)	(273)
SIRIUS MINERALS PLC	MS	11/14/2017	FEDEF-1D	(642,039)	(221,536)	(6,830)
SIRIUS MINERALS PLC	MS	10/24/2018	LIBOR-1M	(1,218,186)	(416,164)	(17,475)
SKANSKA B	MS	10/24/2018	STIBO-1M	(41,940)	(919,734)	(1,082)
SLM SOLUTION GRP	MS	10/24/2018	EURIB-1M	(4,320)	(171,306)	(7,374)
SMARK CO LTD	MS	10/15/2018	FEDEF-1D	(3,336)	(4,546)	1,568
SMARK CO LTD	MS	11/1/2019	FEDEF-1D	(21,092)	(18,751)	(288)
SMART & FINAL	MS	8/13/2018	LIBOR-1M	(15,200)	(107,920)	16,720
SMART METERING SYSTEMS PLC	MS	10/24/2018	LIBOR-1M	(19,530)	(201,300)	(8,301)
SODASTREAM INTERNATIONAL LTD	MS	8/13/2018	LIBOR-1M	2,300	141,703	4,738
SOLAREDGE TECHNOLOGIES INC	MS	8/13/2018	LIBOR-1M	3,100	89,900	11,935
SOLARIS OILFIELD INFRAST-	MS	8/13/2018	LIBOR-1M	4,400	72,996	(2,772)
SONIC AUTOMOTIVE	MS	8/13/2018	LIBOR-1M	(1,900)	(41,040)	3,325
SORIBADA INC	MS	10/15/2018	FEDEF-1D	(16,220)	(29,631)	(2,000)
SOUND ENERGY PLC	MS	10/24/2018	LIBOR-1M	(288,106)	(198,992)	(9,567)
SPAR NORD BANK	MS	10/24/2018	CIBOR-1M	1,840	22,486	922

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SPAREBANK 1 NORD-NORGE	MS	10/24/2018	NIBOR-1M	30,700	232,012	$10,333
SPARK NETWORKS	MS	8/13/2018	LIBOR-1M	(5,200)	(5,512)	(208)
SPARK NETWORKS	MS	8/13/2018	LIBOR-1M	(5,200)	(5,512)	(208)
SPARTAN MOTRS	MS	8/13/2018	LIBOR-1M	5,200	63,180	20,800
SPARTANNASH CO	MS	8/13/2018	LIBOR-1M	(1,900)	(49,305)	2,660
SPCG-F	MS	10/10/2019	FEDEF-1D	101,946	62,670	9,447
SPECTRUM PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	6,800	92,956	40,256
SPEEDY HIRE PLC	MS	11/14/2017	LIBOR-1M	102,700	63,509	11,798
SPIE SA—W/I	MS	11/14/2017	FEDEF-1D	(7,268)	(199,254)	8,204
SPIRE HEALTHCARE GROUP PLC	MS	10/24/2018	LIBOR-1M	(5,900)	(23,644)	369
SPORTSMANS WAREHOUSE HOLDIN	MS	8/13/2018	LIBOR-1M	(19,600)	(85,456)	5,096
SPS COMMERCE INC	MS	8/13/2018	LIBOR-1M	(1,800)	(103,086)	14,598
STARTEK INC	MS	8/13/2018	LIBOR-1M	8,900	107,245	(979)
STERLING CONSTRUCTION COMPANY INC	MS	8/13/2018	LIBOR-1M	5,400	79,380	17,010
STOBART GROUP LTD	MS	11/14/2017	FEDEF-1D	(8,623)	(32,788)	412
STONERIDGE	MS	8/13/2018	LIBOR-1M	6,600	143,880	6,204
STRATTEC SEC	MS	8/13/2018	LIBOR-1M	(1,300)	(56,030)	(3,965)
SUMMIT FINL GRP INC	MS	8/13/2018	LIBOR-1M	(4,400)	(120,314)	634
SUN HYDRAULICS	MS	8/13/2018	LIBOR-1M	(1,500)	(84,705)	(1,590)
SUNOPTA, INC	MS	8/13/2018	LIBOR-1M	(6,600)	(61,050)	(660)
SUPER MICRO COMPUTER INC	MS	8/13/2018	LIBOR-1M	(3,500)	(69,445)	(205)
SURGERY PARTNERS INC	MS	8/13/2018	LIBOR-1M	(10,200)	(95,643)	1,293
SYKES ENTERPRIS	MS	8/13/2018	LIBOR-1M	2,100	62,538	(1,764)
SYMRISE AG	MS	10/24/2018	EURIB-1M	—	—	(172)
SYNTECH CONSTRUCTION PUBLIC CO LTD	MS	10/10/2019	FEDEF-1D	653,275	36,241	139
TAILORED BRANDS INC	MS	8/13/2018	LIBOR-1M	4,200	57,372	7,518
TAIMED BIO	MS	10/10/2019	FEDEF-1D	(26,940)	(179,919)	(15,166)
TAIWAN BUILDING MATERIALS CO LTD	MS	10/10/2019	FEDEF-1D	(108,356)	(32,297)	(94)
TALENDA SA	MS	8/13/2018	LIBOR-1M	(2,900)	(116,000)	(4,089)
TARENA INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	8,500	123,930	595
TAYLOR WIMPEY PLC	MS	10/24/2018	LIBOR-1M	52,300	142,200	(3,612)
TEAM INC	MS	8/13/2018	LIBOR-1M	(13,200)	(165,000)	2,640
TEJON RANCH CO	MS	8/13/2018	LIBOR-1M	(3,900)	(74,139)	624
TEJON RANCH CO	MS	8/13/2018	LIBOR-1M	(3,900)	(800)	(585)
TELESITES SAB DE	MS	8/30/2018	FEDEF-1D	(84,000)	(64,391)	2,340
TELIGENT INC	MS	8/13/2018	LIBOR-1M	(8,700)	(60,900)	11,484
TEN NETWORK HOLDINGS LTD	MS	10/15/2018	FEDEF-1D	(11,348)	(9,378)	8,159
TENARIS	MS	10/24/2018	EURIB-1M	(12,230)	(159,733)	(7,695)
TESCO CORP	MS	8/13/2018	LIBOR-1M	(15,200)	(76,000)	17,480
THE RUBICON PROJECT INC	MS	8/13/2018	LIBOR-1M	(12,000)	(44,040)	1,320
THERMON GROUP HOLDINGS INC	MS	8/13/2018	LIBOR-1M	(6,100)	(126,880)	(4,331)
TILE SHOP HLDGS INC	MS	8/13/2018	LIBOR-1M	(4,900)	(41,895)	(245)
TILLY’S INC A SHARES	MS	8/13/2018	LIBOR-1M	7,600	90,820	(304)
TITAN INTERNATIONAL INC	MS	8/13/2018	LIBOR-1M	3,600	35,712	(648)
TIVITY HEALTH INC	MS	8/13/2018	LIBOR-1M	1,500	60,750	8,625
TRANSAT AT B	MS	11/15/2018	LIBOR-1M	14,900	119,363	3,784
TRANSCONTINENTAL INC	MS	11/15/2018	LIBOR-1M	8,700	186,069	7,115
TRAVIS PERKINS PLC	MS	10/24/2018	LIBOR-1M	(1,150)	(23,450)	232
TRECORA RESOURCES	MS	8/13/2018	LIBOR-1M	(6,100)	(78,995)	4,880
TRICO BANCSHRS	MS	8/13/2018	LIBOR-1M	2,700	112,995	(1,161)
TRIPLE-S MANAGEMENT CORP	MS	8/13/2018	LIBOR-1M	5,800	138,320	938
TRITAX BIG BOX REIT PLC	MS	11/14/2017	FEDEF-1D	(95,986)	(169,739)	(19,938)
TSAKOS ENERGY	MS	8/13/2018	LIBOR-1M	(9,600)	(42,528)	(576)
TUCOWS INC	MS	8/13/2018	LIBOR-1M	(2,500)	(143,125)	(3,000)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
TUNAS B LAMPUNG	MS	11/15/2018	FEDEF-1D	669,400	70,552	$(1,699)
TWO RIVER BANCORP	MS	8/13/2018	LIBOR-1M	3,500	68,845	(945)
U S Concrete Inc. Common	MS	8/13/2018	LIBOR-1M	(1,800)	(138,780)	(1,980)
ULTRA CLEAN HLD	MS	8/13/2018	LIBOR-1M	6,700	212,859	(41,875)
UMW OIL & GAS	MS	12/5/2017	FEDEF-1D	(973,600)	(70,089)	(3,525)
UNIEURO SPA	MS	10/24/2018	EURIB-1M	30,832	526,263	3,233
United Financial Bancorp	MS	8/13/2018	LIBOR-1M	6,400	119,360	(1,408)
UNITED INTEGRATED SERVICES	MS	10/10/2019	FEDEF-1D	65,000	117,400	(1,073)
UNIV ELECTRONIC	MS	8/13/2018	LIBOR-1M	(2,400)	(153,960)	9,960
UNIVERSAL FOR	MS	8/13/2018	LIBOR-1M	1,400	138,656	19,404
UNIVEST CORP OF	MS	8/13/2018	LIBOR-1M	(2,100)	(64,952)	3,422
USA TRUCK INC	MS	8/13/2018	LIBOR-1M	(4,854)	(68,296)	(146)
USIMINAS PN	MS	11/15/2017	LIBOR-1M	(4,500)	(5,830)	(6,255)
UTD CMNTY BK GA	MS	8/13/2018	LIBOR-1M	2,900	82,505	(2,987)
UTD COMMUN FINL	MS	8/13/2018	LIBOR-1M	9,500	94,145	(6,460)
UTD MOBILE HOME	MS	8/13/2018	LIBOR-1M	6,700	106,597	(6,499)
VALLOUREC	MS	10/24/2018	EURIB-1M	(10,217)	(55,127)	(833)
VALMET OYJ	MS	10/24/2018	EURIB-1M	22,165	417,581	12,396
VAN LANSCHOT KEMPEN NV	MS	10/24/2018	EURIB-1M	5,205	158,188	(182)
VANDA PHARMACEUTICALS INC	MS	8/13/2018	LIBOR-1M	2,400	39,000	(1,320)
VASCO DATA SECU	MS	8/13/2018	LIBOR-1M	(3,500)	(43,925)	(3,675)
VAT GROUP AG	MS	10/24/2018	LIBOR-1M	872	113,048	438
VECTRUS INC	MS	8/13/2018	LIBOR-1M	4,200	140,742	(12,600)
VECTURA GROUP PLC	MS	11/14/2017	FEDEF-1D	(56,785)	(79,797)	4,432
VEECO INSTR INC	MS	8/13/2018	LIBOR-1M	(7,800)	(138,312)	(2,478)
VICOR CORP	MS	8/13/2018	LIBOR-1M	(3,300)	(78,870)	7,755
VIFOR PHARMA AG	MS	10/24/2018	LIBOR-1M	(7,634)	(939,981)	(41,301)
VIL SUPERMKT A	MS	8/13/2018	LIBOR-1M	(2,500)	(63,225)	3,250
VIRBAC	MS	11/14/2017	FEDEF-1D	(523)	(76,950)	9,642
VIROMED	MS	11/1/2019	FEDEF-1D	(1,378)	(178,250)	(49,048)
VITAMIN SHOPPE INC	MS	8/13/2018	LIBOR-1M	(5,800)	(30,450)	3,770
VITROLIFE	MS	10/24/2018	STIBO-1M	270	20,685	904
VIVEVE MEDICAL, INC.	MS	8/13/2018	LIBOR-1M	(12,200)	(68,076)	1,464
VOCERA COMMUNICATIONS INC	MS	8/13/2018	LIBOR-1M	5,600	168,616	(10,584)
VSE CORP	MS	8/13/2018	LIBOR-1M	2,300	133,975	(21,045)
WABASH NATL CORP	MS	8/13/2018	LIBOR-1M	8,100	179,982	2,268
WAJAX CORP	MS	11/15/2018	LIBOR-1M	7,500	130,398	6,018
WALKER & DUNLOP INC	MS	8/13/2018	LIBOR-1M	3,600	197,172	432
WENDEL INVESTISSEMENT	MS	11/14/2017	FEDEF-1D	(1,515)	(246,010)	(9,372)
WEST FRASER	MS	11/15/2018	LIBOR-1M	9,100	553,100	534
WESTERN ASSET MORTGAGE CAPIT	MS	8/13/2018	LIBOR-1M	11,900	126,259	(6,426)
WESTERN NEW ENGLAND BANCORP IN	MS	8/13/2018	LIBOR-1M	3,900	42,900	(1,755)
WHITESTONE REIT CLASS B	MS	8/13/2018	LIBOR-1M	(8,800)	(117,832)	264
WILLDAN GROUP INC	MS	8/13/2018	LIBOR-1M	2,200	71,390	(5,258)
WINGSTOP INC	MS	8/13/2018	LIBOR-1M	(8,200)	(266,418)	(11,316)
WINNEBAGO INDS	MS	8/13/2018	LIBOR-1M	3,000	129,000	18,450
WIZZ AIR HOLDINGS PLC	MS	10/24/2018	LIBOR-1M	15,940	691,276	2,117
WOOD GROUP (JOHN) PLC	MS	10/24/2018	LIBOR-1M	(50,800)	(467,117)	(12,968)
WOORIDUL HUEBRAIN LTD	MS	10/15/2018	FEDEF-1D	(7,505)	(20,948)	5,272
WORKIVA INC	MS	8/13/2018	LIBOR-1M	(7,200)	(161,640)	720
WUESTENR&WUERT N	MS	10/24/2018	EURIB-1M	20,222	545,665	(2,120)
XENITH BANKSHARES INC	MS	8/13/2018	LIBOR-1M	(620)	(19,863)	36
XLMEDIA PLC	MS	11/14/2017	LIBOR-1M	62,577	83,214	61,297
XO GROUP INC	MS	8/13/2018	LIBOR-1M	(3,900)	(79,677)	1,833
YATRA ONLINE INC	MS	8/13/2018	LIBOR-1M	(4,000)	(42,320)	7,120
YOOX NET-A-PORTER GROUP	MS	10/24/2018	EURIB-1M	(11,150)	(424,801)	7,795
YOWIE GROUP LTD	MS	10/15/2018	FEDEF-1D	(46,115)	(37,943)	30,867

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
YULON MOTOR CO LTD	MS	10/10/2019	FEDEF-1D	(4,504)	(3,754)	$(7)
Z ENERGY LTD	MS	9/13/2018	LIBOR-1M	30,128	165,179	(13,224)
ZALANDO SE	MS	10/24/2018	EURIB-1M	(2,570)	(124,713)	(3,908)
ZCL COMPOSITES	MS	11/15/2018	LIBOR-1M	11,100	113,052	3,990
ZUMIEZ INC	MS	8/13/2018	LIBOR-1M	6,900	124,917	(3,132)

(Premiums Paid/Received $398,092)						$1,519,039

The open futures contracts held by the Fund at October 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/ (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-MINI	52	Dec-2017	$5,102,708	$5,219,240	$116,532
MSCI Emerging Markets E-MINI	76	Dec-2017	4,215,979	4,271,960	55,981
S&P 500 Index E-MINI	(48)	Dec-2017	(6,000,696)	(6,174,480)	(173,784)

			$3,317,991	$3,316,720	$(1,271)

Percentages are based on net assets of $566,273,239.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2017, was $54,815 and represented 0.0% of Net Assets on securities and ($381,031) and represented (0.0%) on securities sold short.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(E)	Security considered Master Limited Partnership. At October 31, 2017, these securities amounted to $116,579 or 0.0% of Net Assets.
(F)	Securities considered illiquid. The total value of such securities as of October 31, 2017 was $— ($ Thousands) and represented 0.00% of Net Assets.
(G)	Refer to table below for details on option/swaption contracts.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

BBA — British Banker’s Association

CIBOR — Copenhagen Interbank Offered Rate

Cl — Class

DB — Deutsche Bank

EAFE — Europe, Australasia and Far East

EONIA — Euro Overnight Index Average

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR —London Interbank Offered Rate

LLC — Limited Liability Company

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

NIBOR — Norwegian Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2017

OTC — Over the Counter

PLC — Public Limited Company

STIBO — Stockholm Interbank Offered Rate

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

PURCHASED OPTIONS — 0.0%
	Counterparty	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
S&P 500 Index*	IB Prime Broker Services	232	$59,746,032	$2,595.00	11/17/17	$129,920

Put Option
S&P 500 Index*	IB Prime Broker Services	232	59,746,032	2,400.00	11/17/17	34,800

Total Purchased Options						$164,720

WRITTEN OPTIONS — (0.3)%
	Conterparty	Contracts	Notional	Strike Price	Expiration Date	Value
Call Option
S&P 500 Index*	IB Prime Broker Services	(232)	$(59,746,032)	$2,515.00	11/17/17	$(1,488,048)

Put Option
S&P 500 Index*	IB Prime Broker Services	(464)	(119,492,064)	2,515 .00	11/17/17	(255,200)

Total Written Options						$(1,743,248)

The following is a list of the inputs used as of October 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Registered Investment Companies	$311,444,222	$—	$—	$311,444,222
U.S. Treasury Obligations	—	57,214,264	—	57,214,264
Common Stock	123,026,562	—	54,815	123,081,377
Preferred Stock	127,656	—	—	127,656
Rights	6,038	—	—	6,038

Total Investments in Securities	$434,604,478	$57,214,264	$54,815	$491,873,557

Securities Sold Short	Level 1	Level 2	Level 3‡	Total
Common Stock	$(110,906,242)	$(74,448)	$(378,015)	$(111,358,705)
Registered Investment Companies	(5,845,193)	—	—	(5,845,193)
Rights	(397)	—	(3,016)	(3,413)

Total Securities Sold Short	$(116,751,832)	$(74,448)	$(381,031)	$(117,207,311)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$164,720	$—	$—	$164,720
Written Options	(1,743,248)	—	—	(1,743,248)
Futures Contracts* Unrealized Appreciation	172,513	—	—	172,513
Unrealized Depreciation	(173,784)	—	—	(173,784)
Total Return Swaps* Unrealized Appreciation	—	6,195,033	—	6,195,033
Unrealized Depreciation	—	(4,675,994)	—	(4,675,994)

Total Other Financial Instruments	$(1,579,799)	$1,519,039	$—	$(60,760)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the year ended October 31, 2017, there were transfers from Level 1 to Level 3 assets. As of October 31, 2017, securities with a total value $54,815 and securities sold short with a total value of ($381,031) were classified as Level 3 due to the securities not being publicly traded and therefore fair valued by management. All transfers were considered to have occurred as of the end of the year.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2017

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 34.6%
	Shares/ Face Amount	Value
OPEN-END FUNDS — 34.6%
AQR Risk-Balanced Commodities Fund, Cl R6	5,258,287	$34,967,610
PIMCO CommoditiesPlus Strategy, Cl Institutional	5,921,464	36,239,359

Total Registered Investment Companies (Cost $80,743,679)		71,206,969

U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$2,005,757	2,719,913
3.625%, 04/15/28	880,434	1,150,367
3.375%, 04/15/32	41,496	57,020
2.500%, 01/15/29	1,452,309	1,749,389
2.375%, 01/15/25	1,480,563	1,687,294
2.375%, 01/15/27	663,516	773,608
2.125%, 02/15/40	931,463	1,172,655
2.125%, 02/15/41	856,551	1,084,376
2.000%, 01/15/26	1,156,604	1,297,762
1.750%, 01/15/28	1,116,751	1,248,202
1.375%, 02/15/44	1,570,814	1,735,481
1.250%, 07/15/20	1,863,182	1,937,657
1.125%, 01/15/21	1,425,397	1,478,854
1.000%, 02/15/46	1,082,819	1,100,802
0.875%, 02/15/47	1,215,423	1,199,737
0.750%, 02/15/42	2,087,716	2,020,092
0.750%, 02/15/45	1,767,258	1,689,530
0.625%, 07/15/21	4,651,482	4,770,672
0.625%, 01/15/24	2,773,705	2,825,947
0.625%, 01/15/26	2,898,350	2,933,808
0.625%, 02/15/43	616,813	577,047

U.S. TREASURY OBLIGATIONS — continued
	Face Amount/ Shares	Value
0.375%, 07/15/23	$2,273,547	$2,298,403
0.375%, 07/15/25	2,453,708	2,451,004
0.375%, 01/15/27	777,538	767,045
0.375%, 07/15/27	562,061	555,613
0.250%, 01/15/25	2,788,400	2,757,367
0.125%, 04/15/20	3,119,050	3,129,997
0.125%, 04/15/21	1,382,940	1,385,344
0.125%, 01/15/22	1,097,018	1,098,555
0.125%, 04/15/22	3,139,701	3,134,794
0.125%, 07/15/22	2,204,697	2,212,001
0.125%, 01/15/23	3,305,886	3,291,856
0.125%, 07/15/24	3,045,544	3,009,673
0.125%, 07/15/26	2,463,369	2,393,775

Total U.S. Treasury Obligations (Cost $63,990,591)		63,695,640

COMMON STOCK — 30.0%
ENERGY — 28.6%
Andeavor Logistics LP (A)	20,400	921,672
Antero Midstream Partners LP (A)	20,800	596,960
Boardwalk Pipeline Partners LP (A)	31,200	437,424
BP Midstream Partners LP *	16,300	293,400
Buckeye Partners LP (A)	25,300	1,343,683
Cheniere Energy *	9,410	439,823
Cheniere Energy Partners Holdings LP	27,100	678,584
DCP Midstream LP (A)	31,600	1,045,328
Enbridge	56,112	2,158,068
Enbridge Energy Escrow Account * (B)(E)	238,065	—
Enbridge Energy Management *	85,935	1,237,464
Energy Transfer Equity LP (A)	82,700	1,467,925
Energy Transfer Partners LP (A)	211,890	3,689,005
Enterprise Products Partners LP (A)	197,900	4,848,550
EQT GP Holdings LP (A)	32,750	904,882
EQT Midstream Partners LP (A)	32,650	2,385,409
GasLog	16,700	288,075
GasLog Partners LP (A)	24,400	579,500
Hess Midstream Partners LP (A)	8,900	176,754
Hoegh LNG Partners LP	14,000	265,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2017

COMMON STOCK — continued
	Shares/ Face Amount(1)	Value
ENERGY (continued)
Kinder Morgan	146,102	$2,645,907
Magellan Midstream Partners LP (A)	22,450	1,542,540
MPLX LP (A)	99,797	3,518,842
Noble Midstream Partners LP (A)	9,000	466,740
ONEOK	83,434	4,527,963
Pembina Pipeline	47,100	1,557,597
Phillips 66 Partners LP (A)	36,050	1,817,281
Plains GP Holdings LP, Cl A (A)	67,535	1,377,714
SemGroup, Cl A	15,104	393,459
Shell Midstream Partners LP (A)	65,850	1,673,249
Spectra Energy Partners LP (A)	49,350	2,127,972
Summit Midstream Partners LP (A)	17,850	365,033
Tallgrass Energy GP LP, Cl A	105,700	2,642,500
Tallgrass Energy Partners LP (A)	9,200	401,488
Targa Resources	42,700	1,772,050
TC Pipelines LP (A)	11,600	618,164
TransCanada	54,200	2,573,416
Western Gas Equity Partners (A)	11,780	465,899
Western Gas Partners LP (A)	62,900	3,012,281
Williams Companies	8,900	253,650
Williams Partners LP (A)	35,600	1,318,624

		58,830,175

INDUSTRIALS — 0.6%
Macquarie Infrastructure	17,690	1,230,339

REAL ESTATE — 0.3%
InfraREIT ‡	28,900	647,360

UTILITIES — 0.5%
NextEra Energy Partners LP	23,000	904,820

Total Common Stock (Cost $64,870,213)		61,612,694

SOVEREIGN DEBT — 2.0%
Canadian Government Real Return Bond
4.250%, 12/01/26 CAD	178,524	186,326

SOVEREIGN DEBT — continued
	Face Amount(1)/ Shares/ Contracts	Value
Italy Buoni Poliennali Del Tesoro
2.700%, 03/01/47 EUR (C)	140,000	$154,242
1.650%, 04/23/20 EUR	716,802	885,549
1.250%, 10/27/20 EUR	231,681	286,039
Japanese Government CPI Linked Bond
0.100%, 03/10/26 JPY	110,000,000	1,016,270
New Zealand Government Bond
3.000%, 09/20/30 NZD	970,647	797,686
2.500%, 09/20/35 NZD	271,640	207,849
2.500%, 09/20/40 NZD	150,661	111,062
United Kingdom Gilt Inflation Linked
0.750%, 11/22/47 GBP	46,276	113,375
0.125%, 03/22/26 GBP	265,933	412,926

Total Sovereign Debt (Cost $4,153,559)		4,171,324

PREFERRED STOCK — 0.1%
UNITED STATES — 0.1%
Anadarko Petroleum, 7.500% (Cost $123,808)	3,486	132,468

Total Investments — 97.7% (Cost $213,881,850)		$200,819,095

PURCHASED SWAPTIONS * — 0.0% (D)
Total Purchased Swaptions — 0.0% (Cost $51,237)	204,235,000	$46,387

A list of the open futures contracts held by the Fund at October 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Euro$	(14)	Mar-2019	$(3,432,874)	$(3,430,700)	$2,174
Canadian 10-Year Bond	(2)	Dec-2017	(219,956)	(213,053)	1,024
Euro-Bobl	(33)	Dec-2017	(5,089,036)	(5,065,628)	(14,155)
Euro-BTP	(3)	Dec-2017	(486,635)	(487,804)	(12,264)
Euro-Bund	(8)	Dec-2017	(1,548,294)	(1,516,634)	(3,303)
Euro-Buxl 30 Year Bond	4	Dec-2017	792,544	774,019	(830)
Euro-Schatz	(13)	Dec-2017	(1,723,760)	(1,700,034)	(1,773)
Japanese 10-Year Bond	(1)	Dec-2017	(1,392,447)	(1,323,337)	5,237
Long Gilt 10-Year Bond	(8)	Dec-2017	(1,325,060)	(1,321,026)	8,599
U.S. 10-Year Treasury Note	12	Dec-2017	1,503,096	1,499,250	(3,846)
U.S. 2-Year Treasury Note	(36)	Jan-2018	(7,774,143)	(7,752,938)	21,205
U.S. 5-Year Treasury Note	9	Dec-2017	1,060,393	1,054,688	(5,705)
U.S. Long Treasury Bond	(1)	Dec-2017	(153,799)	(152,469)	1,330

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2017

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
U.S. Ultra Long Treasury Bond	(19)	Dec-2017	$(3,186,168)	$(3,130,844)	$55,324
Ultra 10-Year U.S. Treasury Note	10	Dec-2017	1,356,379	1,339,219	(17,160)

			$(21,619,760)	$(21,427,291)	$35,857

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
ANZ	11/06/17	USD	177,122	EUR	150,000	$(2,337)
ANZ	11/06/17	NZD	939,760	USD	677,884	34,882
ANZ	12/05/17	EUR	6,000	USD	6,992	(11)
Bank of America	11/06/17	USD	431,852	GBP	326,000	1,199
Bank of America	11/06/17-12/05/17	GBP	614,000	USD	814,133	(1,875)
BNP Paribas	12/05/17	GBP	110,000	USD	146,203	(48)
BNP Paribas	12/05/17	NZD	101,213	USD	69,289	75
Citigroup	11/06/17	JPY	115,981,000	USD	1,034,088	13,804
Citigroup	11/16/17	CAD	415,000	MXN	6,278,315	4,799
DMG Partners	11/06/17	EUR	1,331,000	USD	1,577,188	26,260
DMG Partners	11/17/17	EUR	290,000	SEK	2,781,263	(5,579)
Goldman Sachs	11/06/17	GBP	39,000	USD	52,264	457
Goldman Sachs	11/06/17	USD	510,871	JPY	57,940,000	(1,173)
Goldman Sachs	12/05/17	JPY	57,940,000	USD	511,483	1,085
Morgan Stanley	11/06/17	CAD	223,000	USD	178,818	5,955
National Bank of Australia	11/06/17	NZD	345,120	USD	245,974	9,836
Nomura	11/06/17	USD	998,402	NZD	1,460,000	558
Nomura	12/05/17	NZD	1,460,000	USD	997,828	(584)
Royal Bank of Scotland	11/06/17	USD	511,263	JPY	57,900,500	(1,913)
Royal Bank of Scotland	12/05/17	JPY	57,900,500	USD	511,890	1,839
Standard Chartered Bank	11/06/17	NZD	180,000	USD	129,488	6,329
Standard Chartered Bank	11/06/17	USD	29,170	EUR	25,000	(39)
Standard Chartered Bank	11/06/17	USD	1,327	GBP	1,000	1
Standard Chartered Bank	12/05/17	GBP	1,000	USD	1,328	(1)
UBS	11/06/17	USD	1,345,237	EUR	1,156,000	1,775
UBS	12/05/17	EUR	1,156,000	USD	1,347,256	(1,986)

						$93,308

A list of the open centrally cleared swap agreements held by Fund at October 31, 2017, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
3.47% GBP	1T GBP UKRPI	Annual	10/15/47	GBP	95,000	$5	$1,200	$1,205	$—
6M GBP LIBOR	1.66% GBP	Semi-Annual	09/28/47	GBP	105,000	(118)	1,851	1,733	—
3.47% GBP	1T GBP UKRPI	Annual	09/15/47	GBP	45,000	82	835	917	—
3.49%	UKRPI	Annual	08/15/47	GBP	95,000	5	2,005	2,010	—
CPTFEMU + 0 BPS	1.88%	Annual	07/15/47	EUR	180,000	10	(2,694)	—	(2,684)
CPTFEMU + 0 BPS	1.75%	Annual	06/15/47	EUR	180,000	7	(11,887)	—	(11,880)
UKRPI + 0 BPS	1.40%	Semi-Annual	05/26/47	GBP	310,000	15	(19,186)	—	(19,171)
1.83%	CPTFEMU + 0 BPS	Annual	05/15/47	EUR	180,000	8	(5,973)	—	(5,965)
1.61%	6M GBP LIBOR	Semi-Annual	02/15/47	GBP	700,000	33	(3,588)	—	(3,555)
1T GBP UKRPI	3.38% GBP	Annual	09/15/27	GBP	210,000	91	(1,972)	—	(1,881)
3.07% NZD	3M NZD	Quarterly	09/08/27	NZD	282,150	3	2,870	2,873	—
3.07% NZD	3M NZD	Quarterly	09/08/27	NZD	285,000	4	2,851	2,855	—
3.06% NZD	3M NZD	Quarterly	09/08/27	NZD	286,425	4	3,105	3,109	—
3.06% NZD	3M NZD	Quarterly	09/08/27	NZD	286,425	4	3,105	3,109	—
UKRPI + 0 BPS	3.34%	Annual	07/15/27	GBP	205,000	6	(5,759)	—	(5,753)
2.23%	3M USD LIBOR	Quarterly	05/15/27	USD	1,600,000	28	25,645	25,673	—
2.17% USD	3M USD LIBOR	Quarterly	05/15/27	USD	300,000	5	4,397	4,402	—
1T GBP UKRPI	3.30% GBP	Annual	10/15/22	GBP	900,000	17	(4,221)	—	(4,204)
1.30% EUR	1T EUROSTAT EUROZONE HICP	Annual	09/29/22	EUR	550,000	8	696	704	—

Interest Rate Swaps
								Swap Contracts, at Value
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
UKPTI	3.40%	Annual	08/15/22	GBP	895,000	$14	$(13,029)	$—	$(13,015)
1.26%	HICP CPTFEMU	Annual	08/15/22	EUR	555,000	8	2,934	2,942	—
UKRPI + 0 BPS	3.37%	Annual	06/15/22	GBP	915,000	17	(22,681)	—	(22,664)
1.55% USD	1D USD FED FUND RATE	Annual	02/28/22	USD	600,000	7	4,174	4,181	—
1.80% CAD	6M CAD	Semi-Annual	10/27/19	CAD	2,530,000	15	613	628	—
1.86% CAD	3M CAD-BA-CDOR	Quarterly	10/16/19	CAD	2,450,000	15	(1,205)	—	(1,190)
6M GBP LIBOR	0.81% GBP	Semi-Annual	10/10/19	GBP	1,705,000	18	(3,821)	—	(3,803)
3M CAD	1.91% CAD	Semi-Annual	10/10/19	CAD	4,490,000	27	974	1,001	—
6M GBP LIBOR	0.79% GBP	Semi-Annual	10/06/19	GBP	2,585,000	27	(6,222)	—	(6,195)
6M GBP LIBOR	0.81% GBP	Semi-Annual	10/03/19	GBP	3,885,000	41	(8,123)	—	(8,082)
3M USD LIBOR	1.79% USD	Semi-Annual	09/30/19	USD	3,000,000	22	(4,741)	—	(4,719)
3M USD LIBOR	1.68%	Semi-Annual	09/30/19	USD	800,000	6	(2,543)	—	(2,537)
3M USD LIBOR	1.64%	Semi-Annual	09/30/19	USD	2,100,000	15	(7,412)	—	(7,397)
6M CAD	1.84% CAD	Semi-Annual	09/07/19	CAD	4,300,000	26	1,052	1,078	—
1 YR CPI CPURNSA	1.23%	Annual	04/01/18	USD	1,690,000	8	(17,120)	—	(17,112)
1.76%	1 YR USCPI CPURNSA	Annual	02/01/18	USD	1,690,000	7	25,152	25,159	—

						$490	$(58,718)	$83,579	$(141,807)

A list of the open OTC swap agreements held by Fund at October 31, 2017, is as follows:

Interest Rate Swaps
									Swap Contracts, at Value
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Morgan Stanley	UKRPI + 0 BPS	3.52%	Annual	02/15/27	GBP	660,000	$—	$5,975	$5,975	$—
Morgan Stanley	UKRPI + 0 BPS	3.63%	Annual	02/15/47	GBP	190,000	—	16,605	16,605	—

							$—	$22,580	$22,580	$—

Percentages are based on net assets of $205,626,489.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In US Dollars unless otherwise indicated.
(A)	Security considered Master Limited Partnership. At October 31, 2017, these securities amounted to $37,102,919 or 18.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(D)	Refer to table below for details on swaption contracts.
(E)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The fair value of such securities as of October 31, 2017 was $0 and represented 0.0% of net assets.

PURCHASED SWAPTIONS — 0.0%
	Counterparty	Contracts	Notional	Strike Price	Expiration Date	Value
Put Swaptions
3M US Dollar LIBOR*	Goldman Sachs	$435,000	$17,321	$3.04	06/22/19	$17,225
3M US Dollar LIBOR*	Goldman Sachs	435,000	7,879	3.54	06/22/19	7,126
6M Japanese Yen LIBOR*	Goldman Sachs	203,365,000	26,037	1.10	06/18/22	22,036

Total Purchased Swaptions						$46,387

BPS — Basis Points

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

CHF — Swiss Franc

Cl — Class

EUR — Euro

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2017

GBP — British Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MXN — Mexican Peso

NZD — New Zealand Dollar

OTC — Over-the counter

SEK — Swedish Krona

UKPRI — United Kingdom Retail Price Index

USCPI — United States Consumer Price Index

USD — United States Dollar

The following is a list of the inputs used as of October 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Registered Investment Companies	$71,206,969	$—	$—		$71,206,969
U.S. Treasury Obligations	—	63,695,640	—		63,695,640
Common Stock	61,612,694	—	—	^	61,612,694
Sovereign Debt	—	4,171,324	—		4,171,324
Preferred Stock	132,468	—	—		132,468

Total Investments in Securities	$132,952,131	$67,866,964	$—		$200,819,095

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Purchased Swaptions	$46,387	$—	$—		$46,387
Futures Contracts*
Unrealized Appreciation	94,893	—	—		94,893
Unrealized Depreciation	(59,036)	—	—		(59,036)
Forwards Contracts*
Unrealized Appreciation	—	108,854	—		108,854
Unrealized Depreciation	—	(15,546)	—		(15,546)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	83,579	—		83,579
Unrealized Depreciation	—	(141,807)	—		(141,807)
OTC Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	22,580	—		22,580

Total Other Financial Instruments	$82,244	$57,660	$—		$139,904

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents security in which the fair value is $0 or has been rounded to $0.

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended October 31, 2017, there was a transfer between Level 1 to Level 3 assets and liabilities in the amount of $0 due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 25.5%
	Face Amount	Value
CONSUMER DISCRETIONARY — 2.8%
1011778 BC ULC/New Red Finance 4.250%, 05/15/24 (A)	$88,000	$88,634
21st Century Fox America 7.250%, 05/18/18	250,000	257,226
3.700%, 10/15/25	250,000	257,330
Acwa Power Management And Investments One 5.950%, 12/15/39 (A)	330,000	341,576
Alimentation Couche-Tard 3.550%, 07/26/27 (A)	165,000	165,557
Amazon.com 4.250%, 08/22/57 (A)	340,000	357,091
3.875%, 08/22/37 (A)	250,000	259,143
3.150%, 08/22/27 (A)	190,000	191,137
AMC Networks 4.750%, 08/01/25	95,000	94,881
American Honda Finance MTN 1.700%, 09/09/21	1,000,000	981,912
BAT International Finance 1.850%, 06/15/18 (A)	250,000	250,028
CBS 2.900%, 01/15/27	250,000	236,803
2.300%, 08/15/19	500,000	503,135
CCO Holdings 5.125%, 05/01/27 (A)	65,000	65,650
5.000%, 02/01/28 (A)	65,000	64,512
Churchill Downs 5.375%, 12/15/21	115,000	118,019
Comcast 3.150%, 02/15/28	350,000	347,003
Daimler Finance North America 2.000%, 07/06/21 (A)	1,000,000	984,527
Discovery Communications 5.200%, 09/20/47	110,000	112,127
5.000%, 09/20/37	110,000	113,405

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
ERAC USA Finance 2.700%, 11/01/23 (A)	$1,000,000	$979,208
EW Scripps 5.125%, 05/15/25 (A)	30,000	30,825
First Quality Finance 5.000%, 07/01/25 (A)	60,000	61,691
Ford Motor Credit 5.750%, 02/01/21	645,000	709,912
3.336%, 03/18/21	200,000	205,338
2.375%, 03/12/19	500,000	501,870
1.724%, 12/06/17	350,000	350,011
General Motors 5.200%, 04/01/45	50,000	51,155
5.000%, 04/01/35	365,000	377,842
General Motors Financial 2.650%, 04/13/20	180,000	181,546
Goodyear Tire & Rubber 4.875%, 03/15/27	27,000	27,473
Home Depot 3.900%, 06/15/47	250,000	255,872
Hyundai Capital America MTN 3.000%, 10/30/20 (A)	260,000	260,996
KFC Holding 5.000%, 06/01/24 (A)	55,000	58,025
Lowe’s 4.050%, 05/03/47	250,000	257,830
Myriad International Holdings BV 6.000%, 07/18/20 (A)	355,000	381,732
4.850%, 07/06/27 (A)	200,000	205,295
NBCUniversal Enterprise 5.250%, 03/29/49 (A)	170,000	181,475
President & Fellows of Harvard College 3.300%, 07/15/56	120,000	114,774
SACI Falabella 3.750%, 04/30/23 (A)	200,000	204,465
Sirius XM Radio 3.875%, 08/01/22 (A)	62,000	63,163
TEGNA 6.375%, 10/15/23	60,000	63,675
Time Warner 3.600%, 07/15/25	250,000	249,153
2.100%, 06/01/19	500,000	500,404
Viacom 5.250%, 04/01/44	55,000	52,375
Whirlpool MTN 4.850%, 06/15/21	205,000	220,805

		12,336,606

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — 1.6%
Anheuser-Busch InBev Finance 4.700%, 02/01/36	$250,000	$273,715
2.625%, 01/17/23	750,000	751,610
Archer-Daniels-Midland 2.500%, 08/11/26	1,000,000	958,384
Bunge Finance 3.250%, 08/15/26	250,000	242,604
Central Garden & Pet 6.125%, 11/15/23	57,000	60,776
Chobani 7.500%, 04/15/25 (A)	27,000	29,329
Cumberland Farms 6.750%, 05/01/25 (A)	30,000	31,875
CVS Health 5.125%, 07/20/45	200,000	223,486
2.800%, 07/20/20	1,000,000	1,011,885
DS Services of America 10.000%, 09/01/21 (A)	55,000	58,036
El Puerto de Liverpool 3.875%, 10/06/26 (A)	390,000	384,638
Kraft Heinz Foods 6.125%, 08/23/18	250,000	258,662
Kroger 2.650%, 10/15/26	250,000	231,465
Lamb Weston Holdings 4.625%, 11/01/24 (A)	30,000	31,350
Mondelez International Holdings Netherlands BV 1.625%, 10/28/19 (A)	350,000	346,522
PepsiCo 4.000%, 05/02/47	500,000	521,751
Procter & Gamble 3.500%, 10/25/47	250,000	248,088
Sysco 3.250%, 07/15/27	250,000	249,746
Walgreens Boots Alliance 4.650%, 06/01/46	200,000	205,600
Wal-Mart Stores 4.750%, 10/02/43	500,000	594,154
2.650%, 12/15/24	400,000	399,293

		7,112,969

ENERGY — 2.6%
Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47 (A)	200,000	204,363
Abu Dhabi National Energy PJSC 2.500%, 01/12/18 (A)	200,000	200,012

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY (continued)
Antero Resources 5.000%, 03/01/25	$36,000	$36,540
Canadian Natural Resources 3.850%, 06/01/27	50,000	51,050
Cheniere Corpus Christi Holdings 5.125%, 06/30/27 (A)	24,000	24,750
Chevron 2.566%, 05/16/23	450,000	451,242
CNPC General Capital 3.950%, 04/19/22 (A)	200,000	209,499
ConocoPhillips 2.200%, 05/15/20	500,000	501,267
Diamondback Energy 4.750%, 11/01/24	24,000	24,420
Dolphin Energy 5.500%, 12/15/21 (A)	400,000	436,967
Energy Transfer 6.050%, 06/01/41	460,000	500,844
Ensco 5.750%, 10/01/44	80,000	54,600
4.500%, 10/01/24	105,000	86,100
EOG Resources 2.625%, 03/15/23	406,000	403,253
EQT Midstream Partners 4.125%, 12/01/26	275,000	275,839
Gulfport Energy 6.375%, 05/15/25	14,000	14,210
HollyFrontier 5.875%, 04/01/26	230,000	255,280
Kinder Morgan 5.625%, 11/15/23 (A)	400,000	446,300
Kinder Morgan Energy Partners 5.800%, 03/15/35	200,000	220,029
4.300%, 05/01/24	35,000	36,722
MEG Energy 7.000%, 03/31/24 (A)	40,000	36,300
Nabors Industries 5.500%, 01/15/23	175,000	166,906
5.100%, 09/15/23	265,000	250,425
Newfield Exploration 5.750%, 01/30/22	245,000	263,375
5.375%, 01/01/26	30,000	31,875
Occidental Petroleum 3.000%, 02/15/27	500,000	499,129
Parsley Energy 5.375%, 01/15/25 (A)	61,000	61,915

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY (continued)
Pertamina Persero MTN 5.625%, 05/20/43 (A)	$295,000	$323,160
Petrobras Global Finance BV 6.850%, 06/05/15	300,000	287,250
5.625%, 05/20/43	140,000	125,860
5.299%, 01/27/25 (A)	21,000	21,068
Phillips 66 4.300%, 04/01/22	500,000	535,596
Plains All American Pipeline 3.650%, 06/01/22	140,000	141,537
QEP Resources 5.375%, 10/01/22	25,000	24,812
5.250%, 05/01/23	224,000	221,200
Range Resources 5.000%, 03/15/23	105,000	103,948
4.875%, 05/15/25	40,000	38,600
Rockies Express Pipeline 5.625%, 04/15/20 (A)	60,000	63,600
Rowan 7.375%, 06/15/25	280,000	282,094
Ruby Pipeline 6.000%, 04/01/22 (A)	236,742	254,523
Shell International Finance BV 1.750%, 09/12/21	1,000,000	983,659
SM Energy 6.750%, 09/15/26	5,000	5,131
6.500%, 01/01/23	320,000	325,600
5.625%, 06/01/25	85,000	82,663
5.000%, 01/15/24	5,000	4,775
Sunoco Logistics Partners Operations 5.400%, 10/01/47	189,000	191,757
TC PipeLines 4.650%, 06/15/21	400,000	422,362
Thai Oil 4.875%, 01/23/43 (A)	200,000	215,323
Transocean Proteus 6.250%, 12/01/24 (A)	35,150	36,864
Ultrapar International 5.250%, 10/06/26 (A)	480,000	492,000
Williams Partners 3.600%, 03/15/22	300,000	310,258

		11,236,852

FINANCIALS — 8.0%
Ally Financial 3.750%, 11/18/19	235,000	239,700

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS (continued)
American Express 7.000%, 03/19/18	$350,000	$357,096
American Express Credit MTN 2.700%, 03/03/22	750,000	757,835
Ardonagh Midco 3 8.625%, 07/15/23 (A)	200,000	211,470
Banco Santander Chile 3.875%, 09/20/22 (A)	380,000	398,345
Bangkok Bank MTN 3.300%, 10/03/18 (A)	350,000	353,596
Bank of America MTN 6.875%, 04/25/18	100,000	102,431
5.650%, 05/01/18	1,610,000	1,640,998
5.625%, 07/01/20	65,000	70,535
5.000%, 05/13/21	775,000	841,512
3.300%, 01/11/23	500,000	512,194
3.093%, 10/01/25	250,000	248,699
2.369%, 07/21/21	565,000	564,435
Barclays 2.875%, 06/08/20	610,000	616,390
BB&T 5.250%, 11/01/19	1,000,000	1,061,769
BBVA Banco Continental 3.250%, 04/08/18 (A)	275,000	275,193
Capital One 2.250%, 09/13/21	500,000	492,838
Capital One Bank USA 3.375%, 02/15/23	500,000	508,358
Cielo 3.750%, 11/16/22 (A)	250,000	248,850
Citigroup 6.125%, 11/21/17	450,000	451,059
6.125%, 05/15/18	695,000	711,086
3.750%, 06/16/24	500,000	520,334
2.700%, 03/30/21	635,000	640,560
2.500%, 09/26/18	200,000	201,099
1.800%, 02/05/18	300,000	300,053
Discover Bank 2.000%, 02/21/18	300,000	300,285
Farmers Insurance Exchange 8.625%, 05/01/24 (A)	315,000	399,149
Fifth Third Bank MTN 2.150%, 08/20/18	1,000,000	1,003,486
Franklin Resources 4.625%, 05/20/20	350,000	370,303

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS (continued)
Goldman Sachs Group 6.750%, 10/01/37	$140,000	$184,829
6.150%, 04/01/18	770,000	783,806
5.950%, 01/18/18	750,000	756,863
3.750%, 05/22/25	500,000	514,981
3.691%, 06/05/28	290,000	292,220
3.272%, 09/29/25	190,000	189,339
2.600%, 04/23/20	405,000	407,938
Goldman Sachs Group MTN 7.500%, 02/15/19	175,000	187,035
6.000%, 06/15/20	55,000	60,142
HSBC Holdings 4.300%, 03/08/26	500,000	536,326
Intercontinental Exchange 2.750%, 12/01/20	1,007,000	1,025,237
JPMorgan Chase 4.625%, 05/10/21	530,000	569,962
4.350%, 08/15/21	400,000	427,508
4.250%, 10/15/20	55,000	58,128
3.875%, 09/10/24	500,000	521,643
3.540%, 05/01/28	400,000	403,953
3.220%, 03/01/25	505,000	510,279
2.550%, 10/29/20	530,000	535,070
KeyCorp MTN 2.900%, 09/15/20	1,000,000	1,019,077
Lloyds Banking Group 3.100%, 07/06/21	200,000	203,627
2.907%, 11/07/23	200,000	200,000
Metropolitan Life Global Funding I 1.550%, 09/13/19 (A)	1,000,000	993,143
Morgan Stanley 2.800%, 06/16/20	650,000	659,491
2.109%, 02/14/20	575,000	577,604
Morgan Stanley MTN 6.625%, 04/01/18	650,000	662,909
3.700%, 10/23/24	300,000	311,674
3.125%, 07/27/26	500,000	492,737
2.293%, 07/22/22	275,000	276,894
MSCI 4.750%, 08/01/26 (A)	25,000	26,031
National Rural Utilities Cooperative Finance 4.750%, 04/30/43	175,000	184,063
Nationwide Mutual Insurance 3.610%, 12/15/24 (A)	400,000	400,007

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS (continued)
Navient MTN 8.000%, 03/25/20	$175,000	$192,938
PNC Bank 3.100%, 10/25/27	250,000	248,604
1.500%, 02/23/18	415,000	414,890
Quicken Loans 5.750%, 05/01/25 (A)	200,000	212,000
Radian Group 4.500%, 10/01/24	85,000	87,125
Raymond James Financial 4.950%, 07/15/46	175,000	192,289
Santander UK Group Holdings 5.625%, 09/15/45 (A)	200,000	236,442
Springleaf Finance 5.250%, 12/15/19	240,000	247,800
Teachers Insurance & Annuity Association of America 4.375%, 09/15/54 (A)	350,000	353,500
Toronto-Dominion Bank MTN 1.450%, 09/06/18	500,000	499,026
U.S. Bancorp MTN 3.150%, 04/27/27	500,000	501,973
Wachovia MTN 5.750%, 02/01/18	815,000	823,315
Wells Fargo 3.069%, 01/24/23	500,000	506,689
3.000%, 10/23/26	550,000	538,938
Wells Fargo MTN 3.550%, 09/29/25	300,000	307,913
2.150%, 12/06/19	285,000	286,027
Westpac Banking 2.150%, 03/06/20	1,000,000	1,002,192

		35,023,835

HEALTH CARE — 2.6%
Abbott Laboratories 3.750%, 11/30/26	785,000	809,724
AbbVie 3.600%, 05/14/25	250,000	256,988
1.800%, 05/14/18	250,000	250,155
Aetna 2.800%, 06/15/23	225,000	223,595
Amgen 4.663%, 06/15/51	350,000	378,525
3.625%, 05/15/22	500,000	522,113
Anthem 1.875%, 01/15/18	500,000	500,411

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE (continued)
Baylor Scott & White Holdings 4.185%, 11/15/45	$250,000	$260,660
Biogen 2.900%, 09/15/20	60,000	61,259
Celgene 5.000%, 08/15/45	250,000	275,285
3.875%, 08/15/25	250,000	259,929
Centene 4.750%, 01/15/25	90,000	92,925
CHS 6.250%, 03/31/23	215,000	206,937
Cigna 3.050%, 10/15/27	175,000	170,628
DaVita 5.125%, 07/15/24	14,000	14,035
5.000%, 05/01/25	23,000	22,655
Express Scripts Holding 3.000%, 07/15/23	500,000	497,682
Fresenius Medical Care US Finance II 6.500%, 09/15/18 (A)	200,000	207,730
Gilead Sciences 4.000%, 09/01/36	250,000	258,492
3.500%, 02/01/25	562,000	584,270
HCA 5.250%, 04/15/25	100,000	106,500
5.000%, 03/15/24	72,000	75,870
4.750%, 05/01/23	35,000	36,619
Hologic 4.375%, 10/15/25 (A)	85,000	86,360
Kaiser Foundation Hospitals 3.150%, 05/01/27	250,000	252,117
Kindred Healthcare 8.000%, 01/15/20	185,000	186,850
Medtronic 3.500%, 03/15/25	500,000	519,249
Molina Healthcare 5.375%, 11/15/22	15,000	15,608
4.875%, 06/15/25 (A)	35,000	34,650
PerkinElmer 5.000%, 11/15/21	205,000	221,355
Pfizer 4.000%, 12/15/36	500,000	541,500
Providence St. Joseph Health Obligated Group 3.744%, 10/01/47	175,000	168,871
2.746%, 10/01/26	335,000	320,545

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE (continued)
Quintiles IMS 4.875%, 05/15/23 (A)	$61,000	$63,440
Shire Acquisitions Investments Ireland 2.875%, 09/23/23	500,000	494,966
1.900%, 09/23/19	390,000	388,443
Tenet Healthcare 4.500%, 04/01/21	83,000	83,830
4.375%, 10/01/21	25,000	24,913
Teva Pharmaceutical Finance Netherlands III BV 1.400%, 07/20/18	500,000	497,389
Thermo Fisher Scientific 2.950%, 09/19/26	300,000	293,645
UnitedHealth Group 4.750%, 07/15/45	170,000	196,743
Universal Health Services 4.750%, 08/01/22 (A)	230,000	236,325
Valeant Pharmaceuticals International 6.375%, 10/15/20 (A)	185,000	183,844
5.875%, 05/15/23 (A)	175,000	147,875
WellCare Health Plans 5.250%, 04/01/25	47,000	49,468
Zoetis 3.250%, 02/01/23	385,000	396,010

		11,476,983

INDUSTRIALS — 2.5%
3M MTN 3.125%, 09/19/46	250,000	227,803
American Airlines Pass-Through Trust , Ser 2015-2, Cl AA 3.600%, 09/22/27	325,143	336,506
Boeing 3.650%, 03/01/47	250,000	249,399
Braskem America Finance 7.125%, 07/22/41 (A)	280,000	338,100
Burlington Northern Santa Fe 3.900%, 08/01/46	500,000	518,795
CK Hutchison International 16 2.750%, 10/03/26 (A)	200,000	191,875
Clean Harbors 5.125%, 06/01/21	80,000	81,100
CNH Industrial Capital 4.375%, 04/05/22	120,000	127,200
Continental Airlines Pass-Through Trust , Ser 2000-1, Cl A 8.048%, 11/01/20	158,553	174,607

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS (continued)
Continental Airlines Pass-Through Trust , Ser 2012-2, Cl A 4.000%, 10/29/24	$227,269	$237,155
CSX 4.750%, 05/30/42	250,000	275,689
Eaton 3.103%, 09/15/27	800,000	787,799
2.750%, 11/02/22	500,000	502,571
Embraer Netherlands Finance BV 5.050%, 06/15/25	190,000	200,450
FedEx 3.875%, 08/01/42	250,000	243,721
Ferreycorp SAA 4.875%, 04/26/20 (A)	200,000	204,000
GATX 3.250%, 09/15/26	250,000	246,091
GE Capital International Funding Unlimited 4.418%, 11/15/35	175,000	187,109
General Dynamics 1.875%, 08/15/23	500,000	482,878
General Electric 4.125%, 10/09/42	250,000	259,084
IHS Markit 5.000%, 11/01/22 (A)	37,000	39,775
International Lease Finance 8.250%, 12/15/20	30,000	34,937
7.125%, 09/01/18 (A)	400,000	416,704
6.250%, 05/15/19	600,000	636,251
5.875%, 04/01/19	35,000	36,807
5.875%, 08/15/22	40,000	45,132
L3 Technologies 5.200%, 10/15/19	200,000	211,830
Lockheed Martin 4.500%, 05/15/36	250,000	276,363
Molex Electronic Technologies 3.900%, 04/15/25 (A)	87,000	89,049
Norfolk Southern 4.450%, 06/15/45	250,000	272,292
Northrop Grumman 3.250%, 01/15/28	440,000	443,274
Owens Corning 4.200%, 12/01/24	95,000	99,910
Republic Services 3.550%, 06/01/22	250,000	260,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS (continued)
Siemens Financieringsmaatschappij 2.350%, 10/15/26 (A)	$400,000	$379,285
TTX MTN 3.900%, 02/01/45 (A)	400,000	384,180
Union Pacific 4.150%, 01/15/45	250,000	264,978
United Technologies 4.500%, 06/01/42	250,000	272,252
3.750%, 11/01/46	425,000	414,426
1.778%, 05/04/18 (B)	200,000	199,971
Waste Management 3.500%, 05/15/24	250,000	259,325

		10,908,673

INFORMATION TECHNOLOGY — 0.8%
Cardtronics 5.500%, 05/01/25 (A)	35,000	34,825
CDK Global 4.875%, 06/01/27 (A)	18,000	18,765
4.500%, 10/15/24	25,000	26,755
Change Healthcare Holdings 5.750%, 03/01/25 (A)	35,000	35,788
Cisco Systems 1.850%, 09/20/21	1,000,000	987,354
First Data 5.000%, 01/15/24 (A)	52,000	54,015
Hewlett Packard Enterprise 6.200%, 10/15/35	210,000	227,011
3.600%, 10/15/20	195,000	201,633
Intel 2.875%, 05/11/24	500,000	505,392
Microsoft 3.300%, 02/06/27	235,000	243,163
2.400%, 02/06/22	1,000,000	1,008,483
Tencent Holdings 3.375%, 03/05/18 (A)	355,000	356,763

		3,699,947

MATERIALS — 1.0%
Air Liquide Finance 2.500%, 09/27/26 (A)	500,000	479,309
Albemarle 4.150%, 12/01/24	250,000	266,791
Amcor Finance USA 3.625%, 04/28/26 (A)	200,000	198,499
Axalta Coating Systems 4.875%, 08/15/24 (A)	150,000	156,750
Celulosa Arauco y Constitucion 5.000%, 01/21/21	205,000	218,218

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS (continued)
Crown Americas 4.250%, 09/30/26	$60,000	$60,000
Freeport-McMoRan 3.550%, 03/01/22	340,000	336,600
2.375%, 03/15/18	90,000	90,000
Graphic Packaging International 4.125%, 08/15/24	85,000	87,975
International Paper 3.800%, 01/15/26	250,000	260,609
Koppers 6.000%, 02/15/25 (A)	50,000	53,625
LyondellBasell Industries 5.000%, 04/15/19	74,000	76,547
Methanex 5.250%, 03/01/22	180,000	190,648
Mexichem 6.750%, 09/19/42 (A)	205,000	233,700
OCP 5.625%, 04/25/24 (A)	200,000	214,748
Sealed Air 5.250%, 04/01/23 (A)	60,000	64,500
4.875%, 12/01/22 (A)	55,000	58,300
Sherwin-Williams 3.125%, 06/01/24	250,000	253,003
Southern Copper 5.875%, 04/23/45	235,000	274,707
Suzano Austria GmbH 5.750%, 07/14/26 (A)	245,000	263,865
Valvoline 5.500%, 07/15/24 (A)	80,000	84,800
Venator Finance Sarl 5.750%, 07/15/25 (A)	55,000	58,163
Votorantim Cimentos 7.250%, 04/05/41 (A)	345,000	369,150

		4,350,507

REAL ESTATE — 0.8%
American Campus Communities Operating Partnership 3.625%, 11/15/27	200,000	200,039
American Tower 3.550%, 07/15/27	500,000	497,709
Boston Properties 3.125%, 09/01/23	225,000	228,325
CBRE Services 5.000%, 03/15/23	75,000	77,621
Crown Castle International 3.200%, 09/01/24	150,000	149,056

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE (continued)
DDR MTN 7.500%, 07/15/18	$150,000	$155,428
ERP Operating 3.250%, 08/01/27	250,000	250,880
GLP Capital 5.375%, 04/15/26	60,000	64,950
iStar 6.500%, 07/01/21	200,000	209,250
Liberty Property 4.750%, 10/01/20 ‡	350,000	370,361
MGM Growth Properties Operating Partnership 5.625%, 05/01/24	30,000	32,400
Public Storage 3.094%, 09/15/27	190,000	188,827
Realty Income 2.000%, 01/31/18	200,000	200,064
SBA Communications 4.875%, 09/01/24	38,000	39,045
4.000%, 10/01/22 (A)	65,000	65,975
Ventas Realty 3.250%, 10/15/26	450,000	438,913
VEREIT Operating Partnership 3.000%, 02/06/19	55,000	55,453
Welltower 2.250%, 03/15/18	500,000	501,152

		3,725,448

TELECOMMUNICATION SERVICES — 1.5%
Altice US Finance I 5.375%, 07/15/23 (A)	200,000	208,500
AT&T 5.700%, 03/01/57	130,000	137,294
5.450%, 03/01/47	155,000	161,882
5.250%, 03/01/37	340,000	355,649
4.750%, 05/15/46	525,000	495,219
4.500%, 03/09/48	60,000	54,460
4.350%, 06/15/45	10,000	8,930
3.900%, 03/11/24	250,000	258,428
Bharti Airtel International Netherlands BV 5.350%, 05/20/24 (A)	435,000	470,383
Colombia Telecomunicaciones ESP 5.375%, 09/27/22 (A)	200,000	204,000
CSC Holdings 8.625%, 02/15/19	100,000	107,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES (continued)
Embarq 7.995%, 06/01/36	$205,000	$206,794
Intelsat Jackson Holdings 9.750%, 07/15/25 (A)	40,000	40,250
Level 3 Financing 5.375%, 01/15/24	28,000	29,085
5.125%, 05/01/23	40,000	40,950
Ooredoo International Finance MTN 3.250%, 02/21/23 (A)	200,000	198,402
SK Telecom MTN 2.125%, 05/01/18 (A)	380,000	379,681
Sprint Capital 6.875%, 11/15/28	120,000	128,025
Sprint Communications 9.000%, 11/15/18 (A)	101,000	107,186
Sprint Spectrum 3.360%, 09/20/21 (A)	200,000	202,900
Telefonica Emisiones SAU 5.462%, 02/16/21	210,000	229,590
Time Warner Cable 5.875%, 11/15/40	200,000	218,544
4.500%, 09/15/42	450,000	414,394
T-Mobile USA 6.625%, 04/01/23	120,000	126,000
Verizon Communications 5.250%, 03/16/37	430,000	469,882
5.150%, 09/15/23	175,000	196,139
4.862%, 08/21/46	200,000	201,810
4.500%, 08/10/33	185,000	190,475
4.272%, 01/15/36	250,000	245,223
3.125%, 03/16/22	150,000	153,270
2.946%, 03/15/22	245,000	248,830
Zayo Group 5.750%, 01/15/27 (A)	24,000	25,290

		6,514,590

UTILITIES — 1.3%
AmeriGas Partners 5.500%, 05/20/25	20,000	20,450
Baltimore Gas & Electric 3.500%, 08/15/46	500,000	485,810
Duke Energy Carolinas 4.250%, 12/15/41	500,000	544,397
3.750%, 06/01/45	290,000	293,315
Duke Energy Florida 3.400%, 10/01/46	500,000	475,875

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
UTILITIES (continued)
Enel Americas 4.000%, 10/25/26		40,000	$40,700
Enel Generacion Chile 4.250%, 04/15/24		45,000	47,467
FirstEnergy 3.900%, 07/15/27		100,000	102,068
Georgia Power 4.300%, 03/15/43		250,000	262,327
HKCG Finance 6.250%, 08/07/18 (A)		200,000	206,024
Kansas City Power & Light 3.150%, 03/15/23		300,000	306,431
Metropolitan Edison 4.000%, 04/15/25 (A)		400,000	411,142
PacifiCorp 5.750%, 04/01/37		250,000	319,716
Public Service Electric & Gas MTN 4.000%, 06/01/44		500,000	510,796
Public Service of Oklahoma 4.400%, 02/01/21		300,000	318,472
Southern Gas Capital 2.450%, 10/01/23		400,000	389,234
Transelec 4.250%, 01/14/25 (A)		200,000	207,562
Virginia Electric & Power 5.400%, 04/30/18		325,000	331,069
4.450%, 02/15/44		250,000	277,779

			5,550,634

Total Corporate Obligations (Cost $111,978,694)			111,937,044

SOVEREIGN DEBT — 22.9%
Abu Dhabi Government International Bond 2.500%, 10/11/22 (A)		335,000	332,822
Argentina Bonar Bonds 23.438%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	175,258
Argentine Bonos del Tesoro 22.750%, 03/05/18	ARS	84,000	4,708
21.200%, 09/19/18	ARS	1,409,000	78,246
18.200%, 10/03/21	ARS	27,463,000	1,587,736
16.000%, 10/17/23	ARS	10,672,000	607,881

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
15.500%, 10/17/26	ARS	35,504,000	$2,094,092
Argentine Government International Bond 7.625%, 04/22/46		150,000	168,000
7.500%, 04/22/26		375,000	423,750
Bank of Thailand Bond 1.590%, 02/20/19	THB	67,230,000	2,026,721
1.490%, 08/28/19	THB	60,410,000	1,817,821
Brazil Letras do Tesouro Nacional 12.620%, 01/01/19 (C)	BRL	18,000,000	5,075,171
11.980%, 07/01/20 (C)	BRL	2,250,000	550,123
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21	BRL	15,500,000	4,861,442
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/27	BRL	15,500,000	4,777,316
Colombian TES 10.000%, 07/24/24	COP	971,000,000	381,963
7.750%, 09/18/30	COP	9,089,600,000	3,240,882
7.500%, 08/26/26	COP	912,800,000	317,114
7.000%, 05/04/22	COP	75,000,000	25,638
7.000%, 06/30/32	COP	656,000,000	215,741
6.000%, 04/28/28	COP	534,600,000	166,275
Colombian TES Corto Plazo 5.900%, 12/12/17 (C)	COP	125,000,000	40,830
5.630%, 03/13/18 (C)	COP	144,000,000	46,406
Ghana Government International Bond 19.750%, 03/25/24	GHS	960,000	235,433
19.750%, 03/15/32	GHS	2,890,000	710,932
19.000%, 11/02/26	GHS	2,890,000	700,143
18.750%, 01/24/22	GHS	960,000	225,401
Indonesia Government International Bond 3.700%, 01/08/22 (A)		200,000	207,588
Indonesia Treasury Bond 10.500%, 08/15/30	IDR	550,000,000	51,053
9.000%, 03/15/29	IDR	3,285,000,000	275,516
8.750%, 05/15/31	IDR	7,842,000,000	649,043
8.375%, 03/15/24	IDR	59,460,000,000	4,748,633
8.375%, 09/15/26	IDR	61,383,000,000	4,967,214
7.000%, 05/15/27 IDR		12,099,000,000	906,812
Japan Treasury Discount Bill 0.000%, 01/10/18 (C)	JPY	400,000,000	3,518,705

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
Korea Monetary Stabilization Bond 1.250%, 08/02/18	KRW	4,000,000,000	$3,556,096
Korea Treasury Bond 2.000%, 03/10/21	KRW	4,100,000,000	3,627,762
1.875%, 03/10/22	KRW	2,848,000,000	2,490,731
1.500%, 06/10/19	KRW	4,100,000,000	3,630,598
1.375%, 09/10/21	KRW	4,200,000,000	3,618,609
Kuwait Government International Bond 3.500%, 03/20/27 (A)		595,000	606,900
Mexican Bonos 8.500%, 12/13/18	MXN	58,010,000	3,069,590
8.000%, 06/11/20	MXN	3,450,000	184,105
6.500%, 06/10/21	MXN	28,100,000	1,439,726
5.750%, 03/05/26	MXN	18,400,000	871,545
5.000%, 12/11/19	MXN	88,870,000	4,453,478
4.750%, 06/14/18	MXN	140,170,000	7,198,758
Mexico Cetes 8.550%, 04/05/18 (C)	MXN	79,173,000	400,566
7.470%, 12/07/17 (C)	MXN	134,451,000	696,241
7.440%, 11/23/17 (C)	MXN	185,527,000	963,375
7.230%, 04/26/18 (C)	MXN	259,952,000	1,309,865
7.210%, 01/04/18 (C)	MXN	50,321,000	259,154
7.180%, 02/01/18 (C)	MXN	67,863,000	347,581
7.030%, 03/01/18 (C)	MXN	142,464,000	725,675
7.020%, 03/15/18 (C)	MXN	98,622,000	500,992
7.020%, 04/12/18 (C)	MXN	74,601,000	376,917
6.970%, 03/28/18 (C)	MXN	95,915,000	486,020
6.960%, 06/21/18 (C)	MXN	214,898,000	1,071,265
6.950%, 05/24/18 (C)	MXN	226,209,000	1,133,714
6.920%, 08/16/18 (C)	MXN	155,733,000	768,091
6.590%, 11/09/17 (C)	MXN	17,373,000	90,459
Mexico Government International Bond 4.000%, 03/15/15	EUR	140,000	152,756
Oman Government International Bond 3.875%, 03/08/22 (A)		400,000	403,500
Philippine Government International Bond 2.125%, 05/23/18	PHP	218,000,000	4,207,972
Republic of South Africa Government Bond 10.500%, 12/21/26	ZAR	3,088,000	236,604
8.875%, 02/28/35	ZAR	5,575,000	358,623

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

SOVEREIGN DEBT — continued
	Face Amount(1)		Value
8.500%, 01/31/37	ZAR	2,214,000	$136,283
8.250%, 03/31/32	ZAR	5,838,000	362,757
8.000%, 01/31/30	ZAR	3,961,000	247,840
7.000%, 02/28/31	ZAR	2,674,000	150,959
6.250%, 03/31/36	ZAR	3,181,000	155,244
Saudi Government International Bond 4.500%, 10/26/46 (A)		240,000	240,420
3.250%, 10/26/26 (A)		585,000	575,193
Thailand Government Bond 3.875%, 06/13/19	THB	36,560,000	1,143,027
Ukraine Government International Bond 4.840%, 05/31/40 (A)(D)		3,100,000	1,767,694
Uruguay Government International Bond 8.500%, 03/15/28 (A)	UYU	3,310,000	114,852

Total Sovereign Debt (Cost $100,610,780)			100,343,946

MORTGAGE-BACKED SECURITIES — 21.8%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 20.1%
FHLMC 4.500%, 06/01/47		1,066,606	1,140,843
4.000%, 02/01/46		5,174,915	5,440,670
3.500%, 08/01/46		10,999,784	11,371,049
3.000%, 07/01/45		6,261,253	6,275,518
2.500%, 05/01/28		771,220	779,778
FHLMC Multifamily Structured Pass-Through Certificates, Ser K050, Cl A2 3.334%, 08/25/25 (D)		95,000	99,510
FHLMC Multifamily Structured Pass-Through Certificates, Ser K051, Cl A2 3.308%, 09/25/25		80,000	83,560
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A2 3.151%, 11/25/25		110,000	113,694
FHLMC Multifamily Structured Pass-Through Certificates, Ser K053, Cl A2 2.995%, 12/25/25		70,000	71,575

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K057, Cl A2 2.570%, 07/25/26	$155,000	$152,855
FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2 2.653%, 08/25/26	30,000	29,744
FHLMC Multifamily Structured Pass-Through Certificates, Ser K061, Cl A2 3.347%, 11/25/26 (D)	90,000	93,858
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2 3.413%, 12/25/26	65,000	67,580
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2 3.430%, 01/25/27 (D)	70,000	73,412
FHLMC Multifamily Structured Pass-Through Certificates, Ser K725, Cl A2 3.002%, 01/25/24	105,000	107,439
FHLMC Multifamily Structured Pass-Through Certificates, Ser K727, Cl A2 2.946%, 07/25/24	155,000	158,786
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A 1.592%, VAR LIBOR USD 1 Month+0.360%, 08/25/24	254,998	254,519
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A 2.770%, 05/25/25	105,000	105,505
FHLMC, Ser 2016-4639, Cl HZ 1.750%, 04/15/53	396,731	365,818
FNMA 4.500%, 06/01/46	6,006,369	6,432,214
4.381%, 06/01/21	578,452	615,903
4.000%, 12/01/45	5,778,735	6,081,865
3.950%, 11/01/25	227,271	246,323
3.850%, 08/01/25	192,251	207,527
3.500%, 05/01/46	6,623,554	6,820,016
3.460%, 06/01/25	265,000	278,398
3.390%, 01/01/31	210,000	217,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
3.260%, 09/01/24	$203,265	$211,542
3.250%, 06/01/29	240,000	246,016
3.210%, 01/01/26	194,024	201,190
3.201%, 09/01/27	231,143	237,031
3.190%, 06/01/25	205,259	212,422
3.170%, 02/01/30	255,000	258,964
3.110%, 02/01/28	215,000	218,611
3.020%, 06/01/28	248,611	250,158
3.010%, 04/01/28	215,000	216,730
3.000%, 03/01/32	8,093,864	8,170,998
2.960%, 04/01/27	205,554	207,726
2.950%, 06/01/31	220,000	219,478
2.780%, 05/01/28	215,000	212,915
2.710%, 12/01/27	191,004	189,199
2.500%, 11/01/26	3,374,301	3,341,010
2.000%, 01/01/24	1,466,717	1,466,592
1.701%, 12/31/49	579,493	578,832
FNMA TBA 4.000%, 11/01/40	3,548,000	3,720,610
3.500%, 11/15/41	4,760,000	4,890,937
3.000%, 11/15/42	1,355,000	1,369,930
FNMA, Ser 2017-66, Cl BA 3.000%, 03/25/47	994,169	1,004,999
FNMA, Ser M15, Cl A2 2.923%, 10/25/25 (D)	205,000	207,169
FNMA, Ser M17, Cl A2 2.940%, 11/25/25 (D)	90,000	91,265
FNMA, Ser M3, Cl A2 2.486%, 12/25/26 (D)	110,000	107,155
FNMA, Ser M4, Cl A2 2.576%, 03/25/26	145,000	142,796
GNMA 5.000%, 04/20/47	596,267	640,798
4.620%, 10/20/65 (D)	1,266,516	1,307,839
4.399%, 04/20/63 (D)	947,522	984,237
3.500%, 11/20/46	2,221,824	2,307,469
3.000%, 10/20/46	806,028	816,308
GNMA TBA 4.500%, 12/15/39	3,685,000	3,901,566
4.000%, 11/01/35	600,000	630,759
3.500%, 11/15/41	1,255,000	1,302,013
3.000%, 11/01/42	705,000	713,344

		88,263,817

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.7%
225 Liberty Street Trust, Ser 2016-225L, Cl A 3.597%, 02/10/36 (A)	$85,000	$88,175
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A 3.491%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	533,304	539,896
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A 2.959%, 12/10/30 (A)	105,000	106,978
BAMLL Commercial Mortgage Securities Trust, Ser 2014-520M, Cl A 4.325%, 08/15/46 (A), (D)	105,000	113,538
BB-UBS Trust, Ser 2012-TFT, Cl A 2.892%, 06/05/30 (A)	360,000	356,077
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1 1.447%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	541,113	517,687
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4 3.838%, 09/10/47	310,000	327,466
COMM Mortgage Trust, Ser 2016-SAVA, Cl A 2.955%, 10/15/18	195,000	195,611
COMM Mortgage Trust, Ser 2016-SAVA, Cl C 3.550%, 10/15/34 (D)	100,000	100,439
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A 3.551%, 04/10/34 (A)	110,000	114,312
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A 1.438%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	660,016	585,800
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C 1.817%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/34	218,660	219,481
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A3 3.578%, 02/15/47	265,000	272,616

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4 3.801%, 09/15/47	$330,000	$348,155
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-C1, Cl A4 5.716%, 02/15/51	41,999	41,951
Morgan Stanley BAML Trust, Ser 2014-C18, Cl ASB 3.621%, 02/15/24	235,000	245,214
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A 3.350%, 07/13/29 (A)	105,000	108,181
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1 3.872%, 01/05/43 (A), (D)	105,000	105,400
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A 3.367%, 09/25/34 (D)	437,507	432,953
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-16, Cl 5A1 3.241%, 11/25/34 (D)	281,764	282,963
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS 5.154%, 01/10/45 (A)	515,000	556,322
VNDO Mortgage Trust, Ser 2013-PENN, Cl A 3.808%, 12/13/29 (A)	115,000	119,596
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1 1.497%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45	496,530	490,155
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A 1.568%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45	526,913	520,777
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A 2.800%, 03/18/28 (A), (D)	115,000	115,704

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-DD, Cl 1A1 3.110%, 01/25/35 (D)	$274,112	$283,899
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3 4.394%, 06/15/44 (A)	193,469	197,167

		7,386,513

Total Mortgage-Backed Securities (Cost $96,561,781)		95,650,330

U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bills 1.080%, 03/01/18 (C)	63,000	62,755
1.050%, 02/08/18 (C)	2,420,000	2,412,546
1.050%, 02/01/18 (C)	1,065,000	1,061,911
U.S. Treasury Bonds 3.875%, 08/15/40	250,000	296,396
3.750%, 08/15/41	250,000	291,435
3.625%, 08/15/43	250,000	285,986
3.125%, 08/15/44	250,000	262,959
2.875%, 08/15/45	250,000	250,381
2.750%, 08/15/42	250,000	246,426
2.750%, 08/15/47	7,070,000	6,892,698
2.500%, 02/15/45	250,000	232,559
2.500%, 02/15/46	250,000	231,826
2.500%, 05/15/46	490,000	453,920
2.250%, 08/15/46	25,000	21,919
U.S. Treasury Inflation Protected Securities 1.000%, 02/15/46	1,010,285	1,027,064
0.875%, 02/15/47	1,271,363	1,330,252
0.750%, 02/15/45	4,691,835	4,485,479
0.375%, 07/15/27	938,441	927,676
0.250%, 01/15/25	2,166,452	2,142,341
0.125%, 04/15/18	4,211,306	4,210,812
0.125%, 04/15/21	611,187	612,249
0.125%, 04/15/22	302,865	302,392
0.125%, 07/15/26	896,236	870,916
U.S. Treasury Notes 2.750%, 02/15/24	500,000	517,012
2.250%, 10/31/24	1,480,000	1,481,966
2.250%, 11/15/24	250,000	250,215
2.250%, 02/15/27	980,000	970,545

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
2.250%, 08/15/27	$555,000	$548,886
2.000%, 02/28/21	500,000	503,262
2.000%, 05/31/21	500,000	502,754
2.000%, 08/31/21	500,000	502,266
2.000%, 10/31/22	8,665,000	8,659,923
2.000%, 02/15/25	250,000	245,654
2.000%, 08/15/25	250,000	244,834
2.000%, 11/15/26	50,000	48,559
1.875%, 08/31/22	500,000	496,895
1.875%, 09/30/22	11,305,000	11,231,252
1.750%, 02/28/22	500,000	495,996
1.625%, 11/30/20	500,000	498,008
1.625%, 02/15/26	250,000	236,904
1.500%, 02/28/19	500,000	499,863
1.500%, 10/31/19	5,025,000	5,015,382
1.500%, 11/30/19	500,000	498,789
1.500%, 02/28/23	500,000	485,781
1.500%, 08/15/26	250,000	233,340
1.375%, 07/31/19	680,000	677,636
1.375%, 09/30/19	1,375,000	1,369,521
1.375%, 02/29/20	500,000	496,738
1.375%, 05/31/20	500,000	496,094
1.375%, 08/31/23	500,000	479,570
1.250%, 11/30/18	300,000	299,144
1.125%, 05/31/19	500,000	496,797
1.000%, 08/31/19	500,000	494,805
0.875%, 11/15/17	890,000	889,939
0.875%, 11/30/17	600,000	599,882
0.750%, 02/28/18	4,615,000	4,607,847
0.750%, 08/31/18	1,285,000	1,277,671

Total U.S. Treasury Obligations (Cost $76,416,810)		75,266,628

ASSET-BACKED SECURITIES — 4.8%
AUTOMOTIVE — 0.7%
Americredit Automobile Receivables Trust, Ser 2016-4, Cl B 1.830%, 12/08/21	575,000	572,165
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A 2.500%, 02/20/21 (A)	180,000	180,577
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A 3.070%, 09/20/23 (A)	215,000	217,089

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
AUTOMOTIVE (continued)
CPS Auto Trust, Ser 2017-A, Cl B 2.680%, 05/17/21 (A)	$115,000	$115,507
Credit Acceptance Auto Loan Trust, Ser 2016-3A, Cl A 2.150%, 04/15/24	250,000	249,153
Drive Auto Receivables Trust, Ser 2017-1, Cl B 2.360%, 03/15/21	40,000	40,092
Drive Auto Receivables Trust, Ser 2017-AA, Cl B 2.510%, 01/15/21 (A)	35,000	35,147
Drive Auto Receivables Trust, Ser 2017-AA, Cl C 2.980%, 01/18/22 (A)	410,000	413,951
Drive Auto Receivables Trust, Ser 2017-BA, Cl B 2.200%, 05/15/20 (A)	90,000	90,139
DT Auto Owner Trust, Ser 2016-4A, Cl C 2.740%, 10/17/22 (A)	220,000	220,314
DT Auto Owner Trust, Ser 2017-1A, Cl A 1.560%, 06/15/20 (A)	28,354	28,333
DT Auto Owner Trust, Ser 2017-2A, Cl A 1.720%, 05/15/20 (A)	38,401	38,395
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl A 1.960%, 03/15/21 (A)	39,403	39,312
First Investors Auto Owner Trust, Ser 2017-1A, Cl A1 1.690%, 04/15/21 (A)	22,337	22,296
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl B 1.890%, 06/15/21	365,000	364,255
Santander Drive Auto Receivables Trust, Ser 2017-2, Cl B 2.210%, 10/15/21	15,000	15,004
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl A2 1.420%, 10/15/19 (A)	79,748	79,698
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl A2 1.780%, 04/15/20 (A)	119,808	119,845

		2,841,272

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CREDIT CARDS — 1.3%
American Express Credit Account Master Trust, Ser 2017-1, Cl A 1.930%, 09/15/22	$250,000	$249,896
BA Credit Card Trust, Ser 2017-A1, Cl A1 1.950%, 08/15/22	1,000,000	1,000,532
Chase Issuance Trust, Ser 2016-A4, Cl A 1.490%, 07/15/22	1,000,000	986,483
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1 2.880%, 01/23/23	1,000,000	1,025,943
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4 1.390%, 03/15/22	1,000,000	990,972
World Financial Network Credit Card Master Trust, Ser 2012-A, Cl A 3.140%, 01/17/23	1,000,000	1,016,903
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A 2.030%, 04/15/25	550,000	542,480

		5,813,209

MORTGAGE RELATED SECURITIES — 0.7%
BBCMS Trust, Ser 2013-TYSN, Cl A2 3.756%, 09/05/32 (A)	110,000	114,125
BNC Mortgage Loan Trust, Ser 2007-2, Cl A2 1.338%, VAR ICE LIBOR USD 1 Month+0.100%, 05/25/37	168,139	168,006
Centex Home Equity, Ser 2006-A, Cl AV4 1.487%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	472,222	470,090
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4 3.248%, 08/25/35 (D)	477,632	419,428
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl M2 1.577%, VAR ICE LIBOR USD 1 Month+0.340%, 01/25/36	391,485	391,626
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4 1.388%, VAR ICE LIBOR USD 1 Month+0.150%, 07/25/36	408,102	406,510

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
MORTGAGE RELATED SECURITIES (continued)
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A1 1.468%, VAR ICE LIBOR USD 1 Month+0.230%, 12/25/35 (A)	$335,137	$334,770
Morgan Stanley Home Equity Loan Trust, Ser 2006-1, Cl A2C 1.567%, VAR ICE LIBOR USD 1 Month+0.330%, 12/25/35	406,749	407,128
Nomura Home Equity Loan Trust, Ser 2006-HE1, Cl M1 1.647%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	506,670	507,736

		3,219,419

OTHER ASSET-BACKED SECURITIES — 2.1%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2 1.377%, 09/25/36	535,785	523,408
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A 4.000%, 11/28/53 (A), (D)	149,385	155,103
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A 4.000%, 10/28/64 (A), (D)	106,695	110,869
CIT Education Loan Trust, Ser 2007-1, Cl A 1.386%, VAR ICE LIBOR USD 3 Month +0.090%, 03/25/42 (A)	93,087	87,594
Home Partners of America Trust, Ser 2016-1, Cl A 2.884%, VAR LIBOR USD 1 Month+ 1.650%, 03/17/33 (A)	220,883	222,672
Navient Student Loan Trust, Ser 2014-2, Cl A 1.877%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/83	321,363	318,772
Navient Student Loan Trust, Ser 2014-3, Cl A 1.857%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	324,814	321,842
Navient Student Loan Trust, Ser 2014-4, Cl A 1.857%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	184,349	182,610

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-1A, Cl A 1.937%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/70 (A)	$265,004	$262,793
Navient Student Loan Trust, Ser 2017-1A, Cl A3 2.388%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66 (A)	300,000	306,056
Navient Student Loan Trust, Ser 2017-3A, Cl A3 2.288%, 07/26/66	310,000	313,893
Nelnet Student Loan Trust, Ser 2008-3, Cl A4 2.967%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/24	254,940	259,269
Nelnet Student Loan Trust, Ser 2014-3A, Cl A 1.817%, VAR ICE LIBOR USD 1 Month+0.580%, 06/25/41 (A)	259,483	259,679
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2 2.187%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48 (A)	300,000	295,274
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2 1.838%, VAR ICE LIBOR USD 1 Month+0.600%, 09/25/47 (A)	231,976	229,829
Nelnet Student Loan Trust, Ser 2015-3A, Cl A2 1.837%, VAR ICE LIBOR USD 1 Month+0.600%, 02/27/51 (A)	262,076	262,692
OneMain Financial Issuance Trust, Ser 2016-1A, Cl A 3.660%, 02/20/29 (A)	540,000	551,886
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ2, Cl M1 1.867%, VAR ICE LIBOR USD 1 Month+0.630%, 05/25/35	173,972	174,094

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Ser 2006-1, Cl A6 1.291%, VAR ICE LIBOR USD 3 Month+0.160%, 03/15/55	$320,000	$299,586
SLM Student Loan Trust, Ser 2003-10A, Cl A3 1.790%, VAR LIBOR USD 3 Month+0.550%, 12/15/27 (A)	251,467	252,360
SLM Student Loan Trust, Ser 2006-10, Cl B 1.587%, VAR ICE LIBOR USD 3 Month+0.220%, 03/25/44	339,782	306,962
SLM Student Loan Trust, Ser 2006-8, Cl A6 1.527%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/41	410,000	390,561
SLM Student Loan Trust, Ser 2007-2, Cl B 1.537%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	312,244
SLM Student Loan Trust, Ser 2007-6, Cl A4 1.747%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/24	238,129	238,223
SLM Student Loan Trust, Ser 2008-5, Cl A4 3.067%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	220,182	226,581
SLM Student Loan Trust, Ser 2008-6, Cl B 3.217%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	316,291
SLM Student Loan Trust, Ser 2011-2, Cl A2 2.437%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	155,198
SLM Student Loan Trust, Ser 2014-1, Cl A3 1.837%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	300,000	298,015
SLM Student Loan Trust, Ser 2014-3A, Cl A6A 1.917%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64 (A)	330,000	327,530
SoFi Professional Loan Program, Ser 2015-D, Cl A2 2.720%, 10/27/36 (A)	249,845	251,239

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
OTHER ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12 2.750%, 11/25/60 (A), (D)	$291,810	$292,571
Towd Point Mortgage Trust, Ser 2015-4, Cl M2 3.750%, 04/25/55 (A), (D)	195,000	198,755
Wachovia Student Loan Trust, Ser 2006-1, Cl A6 1.484%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40 (A)	310,000	294,273

		8,998,724

Total Asset-Backed Securities (Cost $20,733,173)		20,872,624

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
FHLB 5.500%, 07/15/36	450,000	609,399
4.000%, 09/01/28	315,000	347,360
2.875%, 09/11/20	250,000	257,442
2.375%, 09/10/21	250,000	254,576
1.875%, 03/13/20	250,000	250,958
1.750%, 12/14/18	500,000	501,257
1.500%, 03/08/19	500,000	499,640
1.375%, 02/18/21	250,000	246,396

		2,967,028

FHLMC 2.375%, 01/13/22	250,000	253,582
FHLMC DN 1.090%, 02/21/18 (C)	4,235,000	4,219,979
1.090%, 02/22/18 (C)	1,550,000	1,544,454

		6,018,015

FNMA 2.625%, 09/06/24	250,000	255,205
2.125%, 04/24/26	250,000	242,573
1.875%, 09/24/26	500,000	473,729
1.750%, 06/20/19	500,000	501,332
1.625%, 01/21/20	500,000	499,726
1.250%, 05/06/21	250,000	245,188
1.000%, 08/28/19	500,000	494,424
FNMA DN 0.950%, 11/02/17 (C)	1,310,000	1,310,000

		4,022,177

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
	Face Amount	Value
Tennessee Valley Authority 4.625%, 09/15/60	$190,000	$231,106
4.250%, 09/15/65	235,000	266,417

		497,523

Total U.S. Government Agency Obligations (Cost $13,637,328)		13,504,743

MUNICIPAL BONDS — 1.4%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB 3.163%, 09/15/25	285,000	288,908
Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB 3.494%, 10/01/36	500,000	482,465
Wisconsin — 0.0%
Wisconsin State, Health & Educational Facilities Authority, RB 4.000%, 11/15/46	175,000	179,585
Maine — 0.1%
Maine State, Housing Authority, Ser D, RB 3.289%, 11/15/31	250,000	237,047
Massachusetts — 0.1%
Massachusetts State, GO 4.910%, 05/01/29	450,000	526,388
New York — 0.4%
New York & New Jersey, Port Authority, Ser 181, RB 4.960%, 08/01/46	500,000	609,760
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB 5.267%, 05/01/27	295,000	346,539
New York State, Dormitory Authority, RB 5.500%, 03/15/30	375,000	442,328
New York State, Dormitory Authority, Ser S, RB 3.998%, 07/01/39	250,000	256,030

		1,654,657

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

MUNICIPAL BONDS — continued
	Face Amount	Value
California — 0.5%
Anaheim, Housing & Public Improvements Authority, RB 2.712%, 10/01/28	$400,000	$386,848
California State, GO 2.193%, 04/01/47 (E)	400,000	401,996
Los Angeles, Wastewater System Revenue, RB 5.713%, 06/01/39	300,000	374,850
University of California, Ser AJ, RB 4.601%, 05/15/31	250,000	281,025
University of California, Ser AS, RB 3.552%, 05/15/39	500,000	503,255
University of California, Regents Medical Center, Ser M, RB 2.859%, 05/15/30	500,000	462,695

		2,410,669

West Virginia — 0.1%
West Virginia University, Ser B, RB 4.471%, 10/01/42	500,000	520,740

Total Municipal Bonds (Cost $6,462,811)		6,300,459

Total Investments — 96.7% (Cost $426,401,377)		$423,875,774

A list of the open futures contracts held by the Fund at October 31, 2017, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	63	Jan-2018	$13,617,468	$13,567,641	$(49,827)

			$13,617,468	$13,567,641	$(49,827)

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Bank of America	12/20/17	EUR	117,000	USD	140,077	$3,384
Citigroup	12/01/17	EUR	16,920,000	USD	20,267,622	524,413
Citigroup	02/28/18	AUD	5,900,000	USD	4,407,949	(103,237)
Citigroup	03/01/18	JPY	1,702,000,000	USD	15,587,865	521,528
Citigroup	03/05/18	USD	2,123,956	MXN	38,872,000	(139,786)
Citigroup	03/29/18-04/13/18	KRW	19,150,000,000	USD	16,910,677	(233,227)
Goldman Sachs	01/10/2018	JPY	400,000,000	USD	3,566,238	34,875
HSBC	11/30/2017	MXN	15,715,000	USD	866,896	51,686
HSBC	11/30/2017	USD	548,397	MXN	10,425,000	(7,604)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/12/2018	JPY	201,837,100	USD	1,859,727	$71,943
JPMorgan	11/06/17-04/24/18	AUD	7,687,000	USD	5,836,014	(45,291)
JPMorgan	11/14/17-01/18/18	EUR	17,769,000	USD	21,011,512	228,955
JPMorgan	11/16/17-03/06/18	JPY	2,210,015,000	USD	19,734,548	182,136
JPMorgan	11/29/17-01/29/18	USD	11,467,740	INR	751,288,800	90,910

						$1,180,685

A list of the open centrally cleared swap agreements held by Fund at October 31, 2017, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
2.59%	3-MONTH USD—LIBOR	Quarterly	07/27/47	USD	2,000,000	$—	$(6,153)	$—	$(6,153)
2.79%	3-MONTH USD—LIBOR	Quarterly	03/13/47	USD	1,300,000	—	(71,138)	—	(71,138)
2.38%	USD LIBOR BBA	Quarterly	11/18/46	USD	3,800,000	—	109,476	109,476	—
1.52%	3-MONTH USD—LIBOR	Quarterly	09/16/26	USD	19,800,000	—	1,137,183	1,137,183	—

						$—	$1,169,368	$1,246,659	$(77,291)

Percentages are based on net assets of $438,369,903.

(1)	In U.S. Dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(B)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2017. The coupon on a step bond changes on a specified date.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.

ARS — Argentine Peso

AUD — Australian Dollar

BBA — British Banker’s Association

BRL — Brazilian Real

Cl — Class

COP — Colombian Peso

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
October 31, 2017

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

PHP — Philippine Peso

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

THB — Thai Baht

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the inputs used as of October 31, 2017, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$111,937,044	$—	$111,937,044
Sovereign Debt	—	100,343,946	—	100,343,946
Mortgage-Backed Securities	—	95,650,330	—	95,650,330
U.S. Treasury Obligations	—	75,266,628	—	75,266,628
Asset-Backed Securities	—	20,872,624	—	20,872,624
U.S. Government Agency Obligations	—	13,504,743	—	13,504,743
Municipal Bonds	—	6,300,459	—	6,300,459

Total Investments in Securities	$—	$423,875,774	$—	$423,875,774

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(49,827)	$—	$—	$(49,827)
Forwards Contracts*
Unrealized Appreciation	—	1,709,830	—	1,709,830
Unrealized Depreciation	—	(529,145)	—	(529,145)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	1,246,659	—	1,246,659
Unrealized Depreciation	—	(77,291)	—	(77,291)

Total Other Financial Instruments	$(49,827)	$2,350,053	$—	$2,300,226

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended October 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

Amounts designated as $— are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES

	Global Public Equity Fund		Income Opportunities Fund
Assets:
Investments, at Value †	$1,101,297,671	*	$211,746,961
Foreign Currency, at Value ††	2,138,469		20
Cash	16,244,960		2,678,003
Receivable for Investment Securities Sold	6,994,810		96,768
Dividends and Interest Receivable	1,069,196		1,670,847
Reclaims Receivable	697,929		11,131
Unrealized Appreciation on Forward Foreign Currency Contracts	162,335		—
Receivable for Capital Shares Sold	15,133		946
Unrealized Appreciation on Spot Foreign Currency Contracts	3,069		—
Cash Pledged as Collateral for Futures Contracts and Swap Contracts	—		89,264
Variation Margin Receivable	—		2,920
Prepaid Expenses	14,624		6,852

Total Assets	1,128,638,196		216,303,712

Liabilities:
Payable upon return on Securities Loaned	17,211,462		—
Payable for Investment Securities Purchased	5,556,900		428,813
Payable for Capital Shares Redeemed	675,016		49,651
Investment Advisory Fees Payable — Note 6	567,201		77,480
Payable due to Custodian	125,349		—
Shareholder Servicing Fees Payable	68,432		13,909
Payable due to Administrator	60,666		11,983
Unrealized Depreciation on Forward Foreign Currency Contracts	48,162		—
Payable due to Trustees	20,215		4,039
Chief Compliance Officer Fees Payable	12,890		2,575
Management Fees Payable — Note 6	9,351		1,847
Unrealized Depreciation on Spot Foreign Currency Contracts	2,023		—
Variation Margin Payable	—		4,638
Other Accrued Expenses	267,477		69,068

Total Liabilities	24,625,144		664,003

Net Assets	$1,104,013,052		$215,639,709

† Cost of Investments	$852,204,967		$221,052,767
†† Cost of Foreign Currency	2,124,894		—
* Includes Market Value of securities on loan	16,298,497		—

NET ASSETS CONSIST OF:
Paid-in Capital	$800,289,997		$224,795,162
Undistributed Net Investment Income	8,636,162		15,290,919
Accumulated Net Realized Gain (Loss) on Investments, Futures and Foreign Currency Transactions	45,874,291		(15,192,722)
Net Unrealized Appreciation (Depreciation) on Investments	249,092,704		(9,305,806)
Net Unrealized Appreciation on Futures Contracts	—		51,690
Net Unrealized Appreciation on Forward Foreign Currency Contracts and Foreign Currency Translations	119,898		466

Net Assets	$1,104,013,052		$215,639,709

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	76,737,135		23,075,023

Net Asset Value, Offering and Redemption Price Per Share	$14.39		$9.35

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

STATEMENTS OF ASSETS AND LIABILITIES

	Public Alternatives Fund	Real Assets Fund	Core Plus Bond Fund
Assets:
Investments, at Value †	$491,873,557	$200,819,095	$423,875,774
Foreign Currency, at Value ††	—	43,659	550,889
Cash	43,343,901	4,265,563	26,117,681
Cash Pledged as Collateral for Futures Contracts and Swap Contracts	148,714,497	—	1,786,741
Swap Contracts, at value ††††††	6,593,125	22,580	—
Receivable for Investment Securities Sold	3,279,006	111,587	18,121,013
Dividends and Interest Receivable	242,721	386,199	2,596,294
Purchased Option/Swaption Contracts, at Value †††	164,720	46,387	—
Variation Margin Receivable	62,309	28,288	176,448
Reclaims Receivable	33,577	—	—
Receivable for Capital Shares Sold	33,509	39,935	83,306
Initial Margin for Futures Contracts	—	307,009	—
Unrealized Appreciation on Spot Foreign Currency Contracts	—	3,533	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	108,854	1,709,830
Prepaid Expenses	9,896	6,720	8,640

Total Assets	694,350,818	206,189,409	475,026,616

Liabilities:
Securities Sold Short, at Value †††††	117,207,311	—	—
Swap Contracts, at Value ††††††	4,675,994	—	—
Payable for Investment Securities Purchased	3,596,219	271,539	35,388,515
Written Option/Swaption Contracts, at Value ††††	1,743,248	—	—
Investment Advisory Fees Payable — Note 6	252,631	77,405	100,098
Payable for Capital Shares Redeemed	159,602	57,258	470,259
Foreign Currency Payable to Custodian, at Value ††	55,405	—	—
Dividends Payable on Securities Sold Short	38,629	542	—
Shareholder Servicing Fees Payable	34,963	12,976	25,555
Payable due to Administrator	30,945	11,297	24,160
Variation Margin Payable	24,769	28,707	4,922
Stock Loan Fees Payable	19,196	—	—
Payable due to Trustees	10,269	3,786	8,087
Chief Compliance Officer Fees Payable	6,548	2,414	5,156
Management Fees Payable — Note 6	4,770	1,741	3,724
Unrealized Depreciation on Spot Foreign Currency Contracts	2	3,086	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	15,546	529,145
Other Accrued Expenses	217,078	76,623	97,092

Total Liabilities	128,077,579	562,920	36,656,713

Net Assets	$566,273,239	$205,626,489	$438,369,903

† Cost of Investments	$484,666,292	$213,881,850	$426,401,377
†† Cost of Foreign Currency	(58,785)	44,004	560,675
††† Cost of Purchased Option/Swaption Contracts	186,264	51,237	—
†††† Proceeds from Written Option/Swaption Contracts	1,706,525	—	—
††††† Proceeds from Securities Sold Short	116,666,048	—	—
†††††† Swap premiums received/paid	398,092	—	—

NET ASSETS CONSIST OF:
Paid-in Capital	$559,344,310	$232,900,575	$437,396,036
Undistributed Net Investment Income	961,860	10,342,204	3,991,017
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures, Swaps and Foreign Currency Transactions	(2,164,973)	(24,647,941)	(2,745,787)
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions and Securities Sold Short	6,607,735	(13,067,605)	(2,525,603)
Net Unrealized Appreciation (Depreciation) on Futures Contracts	(1,271)	35,857	(49,827)
Net Unrealized Appreciation (Depreciation) on Swap Contracts	1,519,039	(31,305)	1,169,368
Net Unrealized Appreciation on Forward Foreign Currency Contracts and Foreign Currency Translations	6,539	94,704	1,134,699

Net Assets	$566,273,239	$205,626,489	$438,369,903

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	55,727,465	26,411,927	43,790,227

Net Asset Value, Offering and Redemption Price Per Share	$10.16	$7.79	$10.01

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the year ended October 31, 2017

STATEMENTS OF OPERATIONS

	Global Public Equity Fund	Income Opportunities Fund
Investment Income
Dividends	$20,234,884	$368,403
Dividends from Master Limited Partnerships	—	3,677,725
Income Distributions from Registered Investment Companies	730,550	4,449,103
Interest	93,614	2,764,856
Security Lending Income	198,294	—
Less: Foreign Taxes Withheld	(1,374,493)	(10,726)

Total Investment Income	19,882,849	11,249,361

Expenses
Investment Advisory Fees — Note 6	6,404,453	704,121
Administration Fees — Note 5	665,705	137,768
Shareholder Servicing Fees — Note 5	473,945	98,060
Management Fees — Note 6	100,847	20,864
Trustees’ Fees	81,591	16,598
Chief Compliance Officer Fees	40,747	8,423
Custodian Fees	470,511	43,074
Audit Fees	122,059	8,382
Legal Fees	78,077	39,800
Transfer Agent Fees	56,375	33,165
Printing Fees	41,575	8,940
Registration Fees	16,306	13,866
Insurance and Other Expenses	207,877	100,336

Total Expenses	8,760,068	1,233,397

Less:
Commission Recapture — Note 5	(12,035)	—
Fees Paid Indirectly — Note 5	(8)	(8)

Net Expenses	8,748,025	1,233,389

Net Investment Income	11,134,824	10,015,972

Net Realized Gain (Loss) on:
Investments	60,424,464	861,113
Capital Gain Distributions from Registered Investment Companies	168,086	3,090,818
Futures Contracts	—	79,882
Foreign Currency Transactions	(299,021)	7,437

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	157,346,511	243,417
Futures Contracts	—	(121,665)
Foreign Currency Transactions	(127,441)	2,283

Net Realized and Unrealized Gain	217,512,599	4,163,285

Net Increase in Net Assets Resulting from Operations	$228,647,423	$14,179,257

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the year ended October 31, 2017

STATEMENTS OF OPERATIONS

	Public Alternatives Fund	Real Assets Fund	Core Plus Bond Fund
Investment Income
Dividends	$3,214,487	$906,517	$—
Dividends from Master Limited Partnerships	—	2,455,101	—
Income Distributions from Registered Investment Companies	4,646,386	4,478,633	—
Interest	1,445,042	1,357,447	12,892,634
Less: Foreign Taxes Withheld	(257,299)	(22,212)	(157,290)

Total Investment Income	9,048,616	9,175,486	12,735,344

Expenses
Investment Advisory Fees — Note 6	3,382,012	907,966	1,127,943
Administration Fees — Note 5	345,687	130,986	275,935
Shareholder Servicing Fees — Note 5	246,061	93,204	196,407
Management Fees — Note 6	52,354	19,831	41,790
Trustees’ Fees	41,782	15,716	33,111
Chief Compliance Officer Fees	20,734	7,980	16,431
Dividend Expense on Securities Sold Short — Note 2	1,705,522	—	—
Stock Loan Fees — Note 2	1,448,106	—	—
Custodian Fees	527,825	49,300	105,136
Audit Fees	60,519	7,338	50,652
Legal Fees	46,675	15,192	35,810
Transfer Agent Fees	42,240	33,075	37,923
Registration Fees	21,107	13,928	17,746
Printing Fees	16,521	7,998	10,965
Deferred Offering Costs	—	—	31,629
Insurance and Other Expenses	58,663	26,411	192,434

Total Expenses	8,015,808	1,328,925	2,173,912

Less:
Investment Advisory Waiver	(172,114)	—	—
Fees Paid Indirectly — Note 5	(8)	(8)	(7)

Net Expenses	7,843,686	1,328,917	2,173,905

Net Investment Income	1,204,930	7,846,569	10,561,439

Net Realized Gain (Loss) on:
Investments	20,335,739	(475,658)	(2,356,149)
Capital Gain Distributions from Registered Investment Companies	(4,657,342)	—	—
Securities Sold Short	(16,186,523)	—	—
Futures Contracts	513,296	(69,586)	70,527
Swap Contracts	3,616,056	(63,117)	19,563
Purchased Option/Swaption Contracts	(390,064)	(257,747)	—
Written Option/Swaption Contracts	1,292,685	109,784	—
Foreign Currency Transactions	103,594	4,449	1,533,741

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	26,748,352	(2,096,676)	1,417,734
Securities Sold Short	(4,879,560)	—	—
Futures Contracts	55,421	(89,103)	(49,827)
Swap Contracts	(2,185,080)	(55,646)	886,537
Purchased Option/Swaption Contracts	53,584	24,852	—
Written Option/Swaption Contracts	(230,006)	19,305	—
Foreign Currency Transactions	27,153	36,954	(1,081,025)

Net Realized and Unrealized Gain (Loss)	24,217,305	(2,912,189)	441,101

Net Increase in Net Assets Resulting from Operations	$25,422,235	$4,934,380	$11,002,540

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Income Opportunities Fund
	Year ended October 31, 2017	Year ended October 31, 2016	Year ended October 31, 2017	Year ended October 31, 2016
Operations:
Net Investment Income	$11,134,824	$10,037,206	$10,015,972	$9,406,795
Net Realized Gain (Loss) on Investments, Capital Gain Distributions from Registered Investment Companies, Futures Contracts, and Foreign Currency Transactions	60,293,529	(8,470,577)	4,039,250	(12,156,424)
Net Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	157,219,070	20,694,912	124,035	15,207,562

Net Increase in Net Assets Resulting from Operations	228,647,423	22,261,541	14,179,257	12,457,933

Dividends and Distributions from:
Net Investment Income	(9,525,431)	(11,255,805)	(9,482,989)	(7,902,475)
Net Realized Gains	—	(52,163,500)	—	(2,519,770)
Return of Capital	—	—	—	(607,464)

Total Dividends and Distributions	(9,525,431)	(63,419,305)	(9,482,989)	(11,029,709)

Capital Share Transactions:
Issued	116,861,551	119,454,414	32,394,230	36,718,720
Reinvestment of Dividends	9,508,912	63,419,304	9,456,319	11,029,708
Redeemed	(126,499,087)	(109,838,028)	(22,416,239)	(21,032,228)

Net Increase (decrease) in Net Assets from Capital Share Transactions	(128,624)	73,035,690	19,434,310	26,716,200

Total Increase in Net Assets	218,993,368	31,877,926	24,130,578	28,144,424

Net Assets:
Beginning of Year	885,019,684	853,141,758	191,509,131	163,364,707

End of Year	$1,104,013,052	$885,019,684	$215,639,709	$191,509,131

Undistributed Net Investment Income	$8,636,162	$6,560,333	$15,290,919	$11,823,493

Shares Issued and Redeemed:
Issued	9,188,436	10,835,023	3,442,718	4,464,454
Reinvestment of Dividends	801,763	5,713,141	1,009,593	1,295,182
Redeemed	(9,710,496)	(9,740,237)	(2,386,974)	(2,459,453)

Net Increase in Shares Outstanding from Share Transactions	279,703	6,807,927	2,065,337	3,300,183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Public Alternatives Fund		Real Assets Fund
	Year ended October 31, 2017	Year ended October 31, 2016	Year ended October 31, 2017	Year ended October 31, 2016
Operations:
Net Investment Income	$1,204,930	$6,534,421	$7,846,569	$2,749,588
Net Realized Gain (Loss) on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	4,627,441	10,734,577	(751,875)	(9,601,756)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	19,589,864	(16,462,181)	(2,160,314)	13,892,256

Net Increase in Net Assets Resulting from Operations	25,422,235	806,817	4,934,380	7,040,088

Dividends and Distributions from:
Net Investment Income	(2,526,341)	(8,564,648)	(4,772,950)	(7,984)
Net Realized Gains	(9,680,166)	(18,290,297)	—	—
Return of Capital	—	—	(2,055,550)	(2,094,940)

Total Dividends and Distributions	(12,206,507)	(26,854,945)	(6,828,500)	(2,102,924)

Capital Share Transactions:
Issued	90,436,407	60,546,259	35,476,127	40,396,339
Reinvestment of Dividends	12,188,757	26,854,941	6,811,647	2,102,924
Redeemed	(37,958,558)	(53,097,628)	(20,285,865)	(15,250,140)

Net Increase in Net Assets from Capital Share Transactions	64,666,606	34,303,572	22,001,909	27,249,123

Total Increase in Net Assets	77,882,334	8,255,444	20,107,789	32,186,287

Net Assets:
Beginning of Year	488,390,905	480,135,461	185,518,700	153,332,413

End of Year	$566,273,239	$488,390,905	$205,626,489	$185,518,700

Undistributed (Distributions in Excess of) Net Investment Income	$961,860	$(324,221)	$10,342,204	$7,621,243

Shares Issued and Redeemed:
Issued	9,190,576	6,049,343	4,474,088	5,642,095
Reinvestment of Dividends	1,246,877	2,672,833	874,019	266,878
Redeemed	(3,853,075)	(5,269,967)	(2,567,011)	(2,058,746)

Net Increase in Shares Outstanding from Share Transactions	6,584,378	3,452,209	2,781,096	3,850,227

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Core Plus Bond Fund
	Year ended October 31, 2017	Period ended October 31, 2016*
Operations:
Net Investment Income	$10,561,439	$1,226,165
Net Realized Loss on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(732,318)	(233,717)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Futures Contracts, Swap Contracts and Foreign Currency Transactions	1,173,419	(1,444,782)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,002,540	(452,334)

Dividends and Distributions from:
Net Investment Income	(8,495,746)	(1,170,233)

Total Dividends and Distributions	(8,495,746)	(1,170,233)

Capital Share Transactions:
Issued	66,897,441	403,469,038
Reinvestment of Dividends	8,487,936	1,169,745
Redeemed	(35,232,156)	(7,306,328)

Net Increase in Net Assets from Capital Share Transactions	40,153,221	397,332,455

Total Increase in Net Assets	42,660,015	395,709,888

Net Assets:
Beginning of Year	395,709,888	—

End of Year	$438,369,903	$395,709,888

Undistributed Net Investment Income	$3,991,017	$127,352

Shares Issued and Redeemed:
Issued	6,732,517	40,361,360
Reinvestment of Dividends	854,123	117,509
Redeemed	(3,542,900)	(732,382)

Net Increase in Shares Outstanding from Share Transactions	4,043,740	39,746,487

*	The Fund commenced operations on August 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

FINANCIAL HIGHLIGHTS

For the year or period ended October 31,

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission recapture)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission recapture)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Global Public Equity Fund
2017	$11.58	$0.14	$2.79	$2.93	$(0.12)	$—	$—	$(0.12)	$14.39	25.56%	$1,104,013	0.87%	0.87%	1.10%	52%
2016	$12.25	$0.13	$0.12	$0.25	$(0.16)	$(0.76)	$—	$(0.92)	$11.58	2.40%	$885,020	0.91%	0.91%	1.19%	49%
2015	$13.16	$0.12	$0.06	$0.18	$(0.14)	$(0.95)	$—	$(1.09)	$12.25	1.39%	$853,142	0.93%	0.94%	0.93%	74%
2014	$12.85	$0.13	$0.85	$0.98	$(0.14)	$(0.53)	$—	$(0.67)	$13.16	7.96%	$802,723	0.94%	0.95%	0.97%	75%
2013	$10.22	$0.13	$2.59	$2.72	$(0.05)	$(0.04)	$—	$(0.09)	$12.85	26.84%	$732,239	0.97%	0.98%	1.11%	82%

Income Opportunities Fund
2017	$9.12	$0.45	$0.21	$0.66	$(0.43)	$—	$—	$(0.43)	$9.35	7.28%	$215,640	0.59%	0.59%	4.80%	50%
2016	$9.22	$0.47	$—	$0.47	$(0.40)	$(0.14)	$(0.03)	$(0.57)	$9.12	5.72%	$191,509	0.58%	0.58%	5.44%	35%
2015	$10.91	$0.42	$(1.71)	$(1.29)	$(0.40)	$—	$—	$(0.40)	$9.22	(12.00)%	$163,365	0.54%	0.54%	4.16%	22%
2014	$10.94	$0.48	$0.34	$0.82	$(0.60)	$(0.20)	$(0.05)	$(0.85)	$10.91	7.73%	$163,177	0.55%	0.55%	4.40%	17%
2013	$10.12	$0.51	$0.82	$1.33	$(0.51)	$— **	$—	$(0.51)	$10.94	13.42%	$144,207	0.50%	0.52%	4.76%	63%

Public Alternatives Fund
2017	$9.94	$0.02	$0.44	$0.46	$(0.05)	$(0.19)	$—	$(0.24)	$10.16	4.78%	$566,273	1.50%‡	1.50%	0.23%	117%
2016	$10.51	$0.14	$(0.13)	$0.01	$(0.18)	$(0.40)	$—	$(0.58)	$9.94	0.18%	$488,391	1.58%‡	1.58%	1.37%	92%
2015	$10.45	$0.24	$0.29	$0.53	$(0.37)	$(0.10)	$—	$(0.47)	$10.51	5.16%	$480,135	1.78%‡	1.78%	2.33%	117%
2014	$10.17	$0.21	$0.29	$0.50	$(0.22)	$—	$—	$(0.22)	$10.45	4.98%	$430,073	1.03%‡	1.03%	2.10%	153%
2013	$9.97	$0.06	$0.24	$0.30	$(0.10)	$—	$—	$(0.10)	$10.17	3.02%	$353,176	1.05%‡	1.05%	0.60%	109%

Real Assets Fund
2017	$7.85	$0.31	$(0.10)	$0.21	$(0.19)	$—	$(0.08)	$(0.27)	$7.79	2.71%	$205,626	0.67%	0.67%	3.95%	30%
2016	$7.75	$0.12	$0.07	$0.19	$— **	$—	$(0.09)	$(0.09)	$7.85	2.46%	$185,519	0.73%	0.73%	1.65%	36%
2015	$9.81	$0.15	$(2.04)	$(1.89)	$(0.05)	$—	$(0.12)	$(0.17)	$7.75	(19.43)%	$153,332	0.73%	0.73%	1.71%	55%
2014	$9.71	$0.20	$0.28	$0.48	$(0.14)	$(0.07)	$(0.17)	$(0.38)	$9.81	4.94%	$156,142	0.74%	0.74%	1.96%	81%
2013	$10.05	$0.17	$(0.32)	$(0.15)	$(0.18)	$(0.01)	$—	$(0.19)	$9.71	(1.45)%	$133,602	0.78%	0.78%	1.78%	50%

Core Plus Bond Fund
2017	$9.96	$0.25	$— **	$0.25	$(0.20)	$—	$—	$(0.20)	$10.01	2.57%	$438,370	0.52%	0.52%	2.53%	179%
2016#	$10.00	$0.03	$(0.04)	$(0.01)	$(0.03)	$—	$—	$(0.03)	$9.96	(0.10)%	$395,710	0.60%	0.60%	1.94%	72%

#	The Fund commenced operations on August 30, 2016. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
**	Amount represents less than $0.01
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
‡	Excluding dividend expense, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 0.90%, 0.94%, 0.96%, 0.63% and 0.67%, respectively.

Amounts designated as (“—”) are $0.0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 53 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), Cornerstone Advisors Income Opportunities Fund (the Income Opportunities Fund”), Cornerstone Advisors Public Alternatives Fund (the “Public Alternatives Fund”), Cornerstone Advisors Real Assets Fund (the “Real Assets Fund”), and Cornerstone Advisors Core Plus Bond Fund (the “Core Plus Bond Fund”) (each a “Fund” and collectively the “Funds”). The Global Public Equity Fund, Income Opportunities Fund and Public Alternatives Fund commenced operations on August 30, 2012. The Core Plus Bond Fund commenced operations on August 30, 2016. Each of the Cornerstone Funds is classified as a non-diversified investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Income Opportunities Fund seeks current income. The Public Alternatives Fund seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets. The Real Assets Fund seeks capital appreciation and, as a secondary objective, current income. The Core Plus Bond Fund seeks total return, consisting of current income and capital appreciation. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Global Public Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market and a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” or threshold based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2017, the Global Public Equity Fund had seven fair valued securities which amounted to $100,361 and represented 0.0% of net assets, the Income Opportunities Fund had four fair valued securities which amounted to $53,113 and represented 0.0% of net assets and the Public Alternatives Fund had 2 fair valued securities which amounted to $54,815 and represented 0.0% of net assets.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

For the year ended October 31, 2017, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the year ended October 31, 2017, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2017, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds, including investments in international securities, are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect against specific transactions or Fund positions for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds may also invest in securities denominated in foreign currencies and engage in foreign currency transactions on a spot (cash) basis. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of October 31, 2017, if applicable.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2017, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Funds’ Schedule of Investments for details regarding open option/swaption contracts as of October 31, 2017, if applicable.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is determined and recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Dividends and interest are shown on securities sold short as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The premium charged to a Fund is recorded as Stock Loan Fees on the Statements of Operations. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of October 31, 2017, the Public Alternatives Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Public Alternatives Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Public Alternatives Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Public Alternatives Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Brown Brothers & Harriman (“BBH”). The collateral required is determined daily by reference to the market value on short positions.

The Public Alternatives Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”).

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of October 31, 2017, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of October 31, 2017 the Public Alternatives Fund swap agreements were with four counterparties, Real Assets Fund swap agreements were with two counterparties and the Core Plus Bond Fund swap agreement was with one counterparty.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. The Core Plus Bond Fund will distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing the initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Funds. As of October 31, 2017, offering costs for the Core Plus Bond Fund have been fully amortized.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

The fair value of derivative instruments as of October 31, 2017, was as follows:

	Asset Derivatives			Liability Derivatives
	Year Ended October 31, 2017			Year Ended October 31, 2017
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Public Alternatives Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$172,513	*	Net Assets — Unrealized depreciation on futures contracts	$173,784	*
	Net Assets — Unrealized appreciation on swap contracts	6,195,033	†	Net Assets — Unrealized depreciation on swap contracts	4,675,994	†
	Purchased options, at Value	164,720		Written options, at Value	1,743,248

Total Derivatives not accounted for as hedging instruments		$6,532,266			$6,593,026

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

	Asset Derivatives			Liability Derivatives
	Year Ended October 31, 2017			Year Ended October 31, 2017
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Real Asset Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$108,854		Unrealized depreciation on forward foreign currency contracts	$15,546
	Purchased options/swaptions contracts, at Value	46,387		Written options/swaptions contracts, at Value	—
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	94,893	*	Net Assets — Unrealized depreciation on futures contracts	59,036	*
	Net Assets — Unrealized appreciation on swap contracts	106,159	†	Net Assets — Unrealized depreciation on swap contracts	141,807	†

Total Derivatives not accounted for as hedging instruments		$356,293			$216,389

Core Plus Bond Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,709,830		Unrealized depreciation on forward foreign currency contracts	$529,145
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	49,827	*
	Net Assets — Unrealized appreciation on swap contracts	1,246,660	*	Net Assets — Unrealized depreciation on swap contracts	77,291	*

Total Derivatives not accounted for as hedging instruments		$2,956,490			$656,263

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market value is reported within the Statement of Assets and Liabilities for swap contracts that have paid premiums and variation margin for centrally cleared swaps.

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2017, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Public Alternatives Fund
Equity contracts	$615,875	$—	$3,616,056	$(390,064)	$1,292,685	$5,134,552
Interest rate contracts	(102,579)	—	—	—	—	(102,579)
Total	$513,296	$—	$3,616,056	$(390,064)	$1,292,685	$5,031,973

Real Assets Fund
Foreign exchange contracts	$—	$(48,454)	$—	$(130,956)	$26,242	$(153,168)
Interest rate contracts	(69,586)	—	(63,117)	(126,791)	83,542	(175,952)
Total	$(69,586)	$(48,454)	$(63,117)	$(257,747)	$109,784	$(329,120)

Core Plus Bond Fund
Foreign exchange contracts	$—	$3,190,963	$—	$—	$—	$3,190,963
Interest rate contracts	70,527	—	19,563	—	—	90,090
Total	$70,527	$3,190,963	$19,563	$—	$—	$3,281,053

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Public Alternatives Fund
Equity contracts	$55,421	$—	$(2,185,080)	$(53,584)	$(230,006)	$(2,413,249)
Interest rate contracts	—	—	—	—	—	—
Total	$55,421	$—	$(2,185,080)	$(53,584)	$(230,006)	$(2,413,249)

Real Assets Fund
Foreign exchange contracts	$—	$39,620	$—	$29,798	$29,410	$98,828
Interest rate contracts	(89,103)	—	(55,646)	(4,945)	(10,105)	(159,799)
Total	$(89,103)	$39,620	$(55,646)	$24,853	$19,305	$(60,971)

Core Plus bond Fund
Foreign exchange contracts	$—	$(1,036,509)	$—	$—	$—	$(1,036,509)
Interest rate contracts	(49,827)	—	886,537	—	—	836,710
Total	$(49,827)	$(1,036,509)	$886,537	$—	$—	$(199,799)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of October 31, 2017:

Public Alternatives Fund
Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount‡
Total return swaps**	$6,195,033	$(4,675,994)	$1,519,039	$—	$1,519,039
	$6,195,033	$(4,675,994)	$1,519,039	$—	$1,519,039

Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged†	Net Amount
Total return swaps**	$4,675,994	$(4,675,994)	$—	$—	$—
Short sales	117,207,311	—	117,207,311	(117,207,311)	—
	$121,883,305	$(4,675,994)	$117,207,311	$(117,207,311)	$—

**	Amounts presented represent net unrealized appreciation/(depreciation) on total return swap in the capital section of the Statement of Assets and Liabilities. The Statement of Assets and Liabilities also includes amounts for market value and premiums received on fully funded total return swap contracts.
†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

The average notional value of futures contracts, forward foreign currency contracts, swap contracts and options, was as follows for the year ended October 31, 2017:

Global Public Equity	Forwards — Long	Forwards — Short
Average Notional Amount Outstanding	$1,644,364	$15,313,436

Income Opportunities	Futures
Average Notional Amount Outstanding	$1,794,171

Public Alternatives	Futures	Options	Total Return Swaps
Average Notional Amount Outstanding	$14,166,240	$1,821,589	$98,035,025

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

Real Assets	Forwards — Long	Forwards — Short	Futures	Interest Rate Swaps	Options
Average Notional Amount Outstanding	$2,526,100	$5,489,638	$37,851,952	$2,224,403	$80,318

Core Plus Bond	Forwards — Long	Forwards — Short	Futures	Interest Rate Swaps
Average Notional Amount Outstanding	$16,102,958	$106,612,046	$12,250,507	$6,815,573

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2017, the Funds paid $665,705 in the Global Public Equity Fund, $137,768 in the Income Opportunities Fund, $345,687 in the Public Alternatives Fund, $130,986 in the Real Assets Fund and $275,935 in the Core Plus Bond Fund for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund had expenses reduced by $12,035, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statements of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Funds’ average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the year ended October 31, 2017, all Funds earned credits of $8 each with the exception of Core Plus Bond Fund with $7, which were used to offset transfer agent expenses. These amounts are included in Fees Paid Indirectly on the Statements of Operations.

BBH acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

allocated to that sub-adviser. The total fees paid to sub-advisers directly are labeled as “Investment Advisory Fees” on the Statements of Operations. During the year, certain of the sub-advisors voluntarily waived a portion of their sub-advisory fees. These amounts are reflected as “investment advisory waiver” on the statement of operations.

As of October 31, 2017, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund
Acadian Asset Management LLC
Allianz Global Investors Capital LLC
Chautauqua Capital Management, LLC
ClariVest Asset Management LLC
Cramer Rosenthal McGlynn LLC
Driehaus Capital Management LLC — Emerging Markets Growth
Driehaus Capital Management LLC — International Small Cap Growth
Fairpointe Capital LLC
Harris Associates LP
LSV Asset Management — Global Concentrated
LSV Asset Management — Micro Cap
Marsico Capital Management LLC
Numeric Investors LLC
Parametric Portfolio Associates LLC
Phocas Financial Corporation
Thornburg Investment Management Inc.

Income Opportunities Fund
OFI SteelPath, Inc.
Strategic Income Management LLC
Allianz Global Investors Capital LLC

Public Alternatives Fund
AJO, LP
AJO Global Market Neutral
ClariVest Asset Management LLC
Numeric Investors LLC
Wells Fargo Portfolio Risk Advisors

Real Assets Fund
BlackRock Financial Management LLC
Kayne Anderson Capital Advisors LP

Core Plus Bond Fund
Franklin Advisers, Inc.
Loomis, Sayles & Company, L.P.
Metropolitan West Asset Management LLC
Prime Advisors, Inc.

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, short sales and purchases to cover for the year ended October 31, 2017, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$519,360,326	$511,349,365	$—	$—
Income Opportunities Fund	120,175,558	101,142,435	—	—
Public Alternatives Fund	515,877,209	503,281,090	—	—
Real Assets Fund	35,814,068	20,802,423	45,004,842	38,065,587
Core Plus Bond Fund	74,098,940	39,906,263	603,333,024	600,893,962

The cost of short sales and purchases to cover for the year ended October 31, 2017, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Public Alternatives Fund	$296,493,400	$295,542,998	$—	$—

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

The following permanent differences primarily attributable to the tax treatment of PFIC’s, Paydowns, MLP basis adjustments, foreign currency gain (loss), real estate investment trust adjustments, return of capital distributions, swap activity reclasses, distributions reclasses, non-deductible expenses, reclasses and IRC 263(h) adjustments have been reclassified to/from the following accounts during the year ended October 31, 2017:

	Undistributed Net Investment Income	Accumulated Realized Gain	Paid-in Capital
Global Public Equity Fund	$466,436	$(464,061)	$(2,375)
Income Opportunities Fund	2,934,443	(3,473,581)	539,138
Public Alternatives Fund	2,607,492	(2,607,492)	—
Real Assets Fund	(352,658)	(55,085)	407,743
Core Plus Bond Fund	1,797,972	(1,708,332)	(89,640)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2017 and October 2016, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Global Public Equity Fund
2017	$9,525,431	—	—	$9,525,431
2016	15,697,593	47,721,712	—	63,419,305
Income Opportunities Fund
2017	$6,232,284	$3,250,705	—	$9,482,989
2016	4,427,967	5,994,277	607,465	11,029,709
Public Alternatives Fund
2017	$7,291,731	$4,914,776	—	$12,206,507
2016	22,307,358	4,547,587	—	26,854,945
Real Assets Fund
2017	$4,772,950	—	$2,055,550	$6,828,500
2016	7,984	—	2,094,940	2,102,924
Core Plus Bond Fund
2017	$8,495,746	—	—	$8,495,746
2016	1,170,233	—	—	1,170,233

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Global Public Equity Fund	$16,322,176	$45,079,203	$—	$242,321,682	$(6)	$303,723,055
Income Opportunities Fund	1,354,797	—	—	(10,500,321)	(9,929)	(9,155,453)
Public Alternatives Fund	7,131,036	3,225,796	—	(3,050,768)	(377,135)	6,928,929
Real Assets Fund	—	—	(18,695,142)	(8,212,728)	(366,216)	(27,274,086)
Core Plus Bond Fund	5,171,702	—	(2,908,450)	(1,289,385)	—	973,867

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Real Assets Fund has $8,169,347 of short-term capital losses and $10,525,795 of long-term capital losses that may be carried forward indefinitely. The Core Plus Bond Fund has $2,865,008 of short-term capital losses and $43,442 of long-term capital losses that may be carried forward indefinitely.

During the year ended October 31, 2017, the Global Public Equity Fund utilized $9,128,637 of short-term capital losses to offset capital gains. During the year ended October 31, 2017, the Real Assets Fund utilized $7,930,957 of short-term capital losses and $9,750,088 of long-term capital losses to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total securities, excluding securities sold short, held by the Funds at October 31, 2017, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Public Equity Fund	$859,095,886	$267,030,091	$(24,703,408)	$242,321,683
Income Opportunities Fund	220,023,142	3,859,007	(14,359,327)	(10,500,320)
Public Alternatives Fund	380,980,782	17,061,634	(20,112,400)	(3,050,766)
Real Assets Fund	187,599,294	5,031,856	(13,244,584)	(8,212,728)
Core Plus Bond Fund	441,225,093	5,285,871	(6,575,256)	(1,289,385)

9. In-Kind Transfer of Securities:

During the year ended October 31, 2017, the Income Opportunities Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value of $50,129,080 and issued 5,271,197 shares on August 1, 2017.

10. Securities Lending:

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser or their affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned by the Fund that might occur during the term of the loan would be for the account of the Fund.

The following is a summary of securities lending agreements held by the Global Public Equity Fund which would be subject to offset as of October 31, 2017:

Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
$16,298,497	$16,298,497	$—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See the Global Public Equity Fund’s Schedule of Investments for the total collateral received.

11. Concentration of Risk:

In the normal course of business, the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, the Real Assets Fund, and the Core Plus Bond Fund, invest substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Prospectus provides a description of concentration and risk associated with the different investments in the underlying funds.

12. Other:

At October 31, 2017, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	99%
Income Opportunities Fund	1	99%
Public Alternatives Fund	1	100%
Real Assets Fund	1	99%
Core Plus Bond Fund	1	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

13. Regulatory Matters:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of:

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund

Cornerstone Advisors Core Plus Bond Fund

We have audited the accompanying statements of assets and liabilities of Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund, Cornerstone Advisors Real Assets Fund, and Cornerstone Advisors Core Plus Bond Fund, (collectively the “Funds”, each a portfolio of The Advisors’ Inner Circle Fund), including the schedules of investments, as of October 31, 2017, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund, Cornerstone Advisors Real Assets Fund, and Cornerstone Advisors Core Plus Bond Fund, as of October 31, 2017, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

December 26, 2017

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Set forth below are the names, years of birth, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be interested persons of the Trust are referred to as “Independent Trustees”.” Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-762-1442. The following chart lists Trustees and Officers as of October 31, 2017.

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years[4]
INTERESTED TRUSTEES[2,3]

ROBERT A. NESHER (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

WILLIAM M. DORAN (Born: 1940)	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Schroder Series Trust, Schroder Global Series Trust, Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017.

1	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 53 funds in The Advisors’ Inner Circle Fund.
4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years[3]
INDEPENDENT TRUSTEES[2]

JOHN K. DARR (Born: 1944)	Trustee (Since 2008)	Retired. Chief Executive Officer, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Federal Home Loan Bank of Pittsburgh, Meals on Wheels, Lewes/Rehoboth Beach and West Rehoboth Land Trust.

JOSEPH T. GRAUSE JR. (Born: 1952)	Trustee (Since 2011)	Self-Employed Consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager — Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of The Korea Fund, Inc.

MITCHELL A. JOHNSON (Born: 1942)	Trustee (Since 2005)	Retired. Private Investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

BETTY L. KRIKORIAN (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

1	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Trustees oversee 53 funds in The Advisors’ Inner Circle Fund.
3	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past 5 Years	Other Directorships Held in the Past 5 Years[3]
INDEPENDENT TRUSTEES[2]

BRUCE R. SPECA (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

GEORGE J. SULLIVAN, JR. (Born: 1942)	Trustee Lead Independent Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Member of the independent review committee for SEI’s Canadian — registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

OFFICERS

MICHAEL BEATTIE (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.	None.
JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.	None.

1	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
2	Trustees oversee 53 funds in The Advisors’ Inner Circle Fund.
3	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years	Other Directorships Held in the Past Five Years
OFFICERS (continued)

DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis and Bockius LLP from 2006 to 2010.	None.

RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017.	None.

LISA WHITTAKER (Born: 1978)	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel and Compliance Office, The Glenmede Trust Company, N.A. (2011-2012). Associate, DrinkerBiddle & Reath LLP (2006-2011).	None.

ROBERT MORROW (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.	None.

BRIDGET E. SUDALL (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners from 2007 to 2011.	None.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2017 to October 31, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 5/1/2017	Ending Account Value 10/31/2017	Annualized Expense Ratios	Expenses Paid During Period*
Global Public Equity Fund

Actual Fund Return	$1,000.00	$1,108.60	0.84%	$4.46
Hypothetical 5% Return	$1,000.00	$1,020.97	0.84%	$4.28
Income Opportunities Fund

Actual Fund Return	$1,000.00	$1,004.00	0.65%	$3.28
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31
Public Alternatives Fund (1)

Actual Fund Return	$1,000.00	$1,035.70	1.46%	$7.49
Hypothetical 5% Return	$1,000.00	$1,017.85	1.46%	$7.43
Real Assets Fund

Actual Fund Return	$1,000.00	$994.50	0.66%	$3.32
Hypothetical 5% Return	$1,000.00	$1,021.88	0.66%	$3.36
Core Plus Bond Fund

Actual Fund Return	$1,000.00	$1,011.40	0.57%	$2.89
Hypothetical 5% Return	$1,000.00	$1,022.33	0.57%	$2.91

* Expenses are equal to the Funds annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the commencement of operations period shown.)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (unaudited)

Board Considerations in Renewing the Advisory Agreement and Sub-Advisory Agreements for Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund, and Cornerstone Advisors Real Assets Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory and sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on May 23, 2017 and August 15, 2017 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the advisory agreement between Cornerstone Advisors, Inc. (the “Adviser”) and the Trust, on behalf of the Funds; and

•	the sub-advisory agreements between the Adviser and certain sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, as set forth in the following table:

Sub-Adviser	Fund(s)
Acadian Asset Management LLC	Cornerstone Advisors Global Public Equity Fund
AJO, LP	Cornerstone Advisors Public Alternatives Fund
Allianz Global Investors U.S. LLC	Cornerstone Advisors Global Public Equity Fund
BlackRock Financial Management, LLC	Cornerstone Advisors Real Assets Fund
ClariVest Asset Management LLC	Cornerstone Advisors Global Public Equity Fund Cornerstone Advisors Public Alternatives Fund
Cramer Rosenthal McGlynn LLC	Cornerstone Advisors Global Public Equity Fund
Driehaus Capital Management LLC	Cornerstone Advisors Global Public Equity Fund
Fairpointe Capital LLC	Cornerstone Advisors Global Public Equity Fund
Harris Associates L.P.	Cornerstone Advisors Global Public Equity Fund
Kayne Anderson Capital Advisors, L.P.	Cornerstone Advisors Real Assets Fund
Marsico Capital Management, LLC	Cornerstone Advisors Global Public Equity Fund
Numeric Investors LLC	Cornerstone Advisors Global Public Equity Fund Cornerstone Advisors Public Alternatives Fund
OFI SteelPath, Inc.	Cornerstone Advisors Income Opportunities Fund
Phocas Financial Corporation	Cornerstone Advisors Global Public Equity Fund
Wells Fargo Portfolio Risk Advisors	Cornerstone Advisors Public Alternatives Fund

In preparation for the meetings, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meetings and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meetings to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The Investment Performance of the Funds, the Adviser and the Sub-Advisers most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Board Considerations in Approving the Sub-Advisory Agreements for the Cornerstone Advisors Income Opportunities Fund and the Cornerstone Advisors Real Assets Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on May 23, 2017 to decide whether to approve the following agreements (the “Agreements”) for initial two-year terms:

•	the Sub-Advisory Agreement between the Adviser and Allianz Global Investors U.S. LLC (“Allianz”) on behalf of the Cornerstone Advisors Income Opportunities Fund; and

•	the Sub-Advisory Agreement between the Adviser and BlackRock International Limited (“BlackRock,” and, together with Allianz, the “Sub-Advisers”) on behalf of the Cornerstone Advisors Real Assets Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Sub-Advisers and overall fees and operating expenses; (vi) the Sub-Advisers’ compliance programs, including a description of

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

material compliance matters and material compliance violations; (vii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (viii) the Sub-Advisers’ investment experience; and (ix) the Adviser’s rationale for recommending the Sub-Advisers.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; and (ii) the fees to be paid to the Sub-Advisers, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Sub-Advisers to the Funds, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Sub-Advisers’ proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were provided to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Sub-Advisers to the Funds.

The Trustees also considered other services to be provided to the Funds by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Sub-Advisers would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Sub-Advisers, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Sub-Advisers. The Trustees also reviewed pro forma fee and expense information, as well as the management fees charged by the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers would reflect arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Advisers.

Investment Performance, Profitability and Economies of Scale

Because the Sub-Advisers are new to the Funds and have not managed Fund assets, they did not yet have an investment performance record with respect to the Funds and it was not possible to determine the profitability that the Sub-Advisers might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Sub-Advisers’ investment performance with respect to the Funds, the Sub-Advisers’ profitability, or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2017

NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2017, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short-Term Capital Gain (5)
Global Public Equity Fund	0.00%	0.00%	100.00%	100.00%	51.39%	99.37%	0.00%	0.17%	0.00%
Income Opportunities Fund	0.00%	34.28%	65.72%	100.00%	13.86%	16.59%	0.00%	27.49%	100.00%
Public Alternatives Fund	0.00%	40.26%	59.74%	100.00%	1.08%	12.29%	5.58%	0.74%	100.00%
Real Assets Fund	30.10%	0.00%	69.90%	100.00%	25.43%	30.99%	14.69%	0.43%	0.00%
Core Plus Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	12.98%	43.34%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2017. Complete information will be computed and reported in conjunction with your 2017 Form 1099-DIV.

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$101,400	$0	$0	$49,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$30,000	$0	$120,500	$25,000	$0	$110,000
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$896,975	N/A	N/A	$725,065	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$162,500	N/A	N/A	$160,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$0	N/A	N/A	$82,450	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2017			2016
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$107,000	N/A	N/A	$141,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2017	2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $150,500 and $135,000 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $62,500 and $62,500 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $82,450 for 2017 and 2016, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2017 and 2016, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 9, 2018

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller and Chief Financial Officer

Date: January 9, 2018

*	Print the name and title of each signing officer under his or her signature.